UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-59347

Columbia Funds Master Investment Trust (formerly Nations Master Investment Trust)
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	March 31, 2006

Date of reporting period:	September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Government & Corporate
Bond Funds

Columbia Total Return Bond Fund

Columbia Short Term
Bond Fund

Columbia Intermediate
Core Bond Fund

Columbia High Income Fund

Semiannual report for the period ended
September 30, 2005

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the Legal and Compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of fund expenses	3

Investment portfolios	11

Statements of assets and liabilities	36

Statements of operations	37

Statements of changes in net assets	38

Schedules of capital stock activity	40

Financial highlights	44

Notes to financial statements	52

Columbia Master Investment Trust

Investment portfolios	66

Statements of assets and liabilities	84

Statements of operations	85

Statements of changes in net assets	86

Financial highlights	87

Notes to financial statements	88

Important information about this report	97

Columbia Total Return
Bond Fund

(formerly Nations Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,021.11	1,021.01	4.10	4.10	0.81
Class B	1,000.00	1,000.00	1,017.30	1,017.25	7.89	7.89	1.56
Class C	1,000.00	1,000.00	1,017.30	1,017.25	7.89	7.89	1.56
Class Z	1,000.00	1,000.00	1,022.41	1,022.26	2.84	2.84	0.56

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

3

Columbia Total Return
Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

4

Columbia Short Term
Bond Fund

(formerly Nations Short Term Income Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,013.89	1,021.36	3.74	3.75	0.74
Class B	1,000.00	1,000.00	1,010.18	1,017.60	7.51	7.54	1.49
Class C	1,000.00	1,000.00	1,010.18	1,017.60	7.51	7.54	1.49
Class Z	1,000.00	1,000.00	1,015.19	1,022.61	2.48	2.48	0.49

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

5

Columbia Short Term
Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

6

Columbia Intermediate
Core Bond Fund

(formerly Nations Intermediate Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,016.09	1,020.66	4.45	4.46	0.88
Class B	1,000.00	1,000.00	1,012.48	1,016.90	8.22	8.24	1.63
Class C	1,000.00	1,000.00	1,012.08	1,016.90	8.22	8.24	1.63
Class Z	1,000.00	1,000.00	1,017.50	1,021.91	3.19	3.19	0.63

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

7

Columbia Intermediate
Core Bond Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

8

Columbia High
Income Fund

(formerly Nations High Yield Bond Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,018.10	1,019.65	5.46	5.47	1.08
Class B	1,000.00	1,000.00	1,015.39	1,015.89	9.25	9.25	1.83
Class C	1,000.00	1,000.00	1,015.39	1,015.89	9.25	9.25	1.83
Class Z	1,000.00	1,000.00	1,020.41	1,020.91	4.20	4.20	0.83

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

9

Columbia High
Income Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

10

Columbia Total Return Bond Fund

Investment portfolio  September 30, 2005 (unaudited)

Par			Value
		Corporate fixed-income bonds & notes - 35.4%
		Basic materials - 1.8%
		Chemicals - 0.9%
		Dow Chemical Co.
	$1,994,000	6.125% 02/01/11	$2,107,957
	2,716,000	7.375% 11/01/29	3,311,863
	2,108,000	E.I. Dupont De Nemours & Co. 3.375% 11/15/07	2,062,910
	1,702,000	Eastman Chemical Co. 6.300% 11/15/18	1,797,227
	385,000	EquiStar Chemicals LP 10.625% 05/01/11	419,650
	190,000	Huntsman International LLC 7.375% 01/01/15(a)	181,925
	375,000	Huntsman LLC 11.500% 07/15/12	427,500
	200,000	IMC Global, Inc. 10.875% 08/01/13	234,500
	200,000	Lyondell Chemical Co. 9.625% 05/01/07	210,000
		Nell AF SARL
EUR	160,000	8.375% 08/15/15(a)	198,123
USD	180,000	8.375% 08/15/15	176,625
	750,000	NOVA Chemicals Corp. 6.500% 01/15/12	735,000
		Praxair, Inc.
	1,989,000	4.750% 07/15/07	1,996,220
	2,325,000	6.500% 03/01/08	2,418,372
	465,000	Rhodia SA 8.875% 06/01/11	441,169
	410,000	Terra Capital, Inc. 12.875% 10/15/08	483,800
			17,202,841
		Forest products & paper - 0.6%
	410,000	Abitibi-Consolidated, Inc. 8.375% 04/01/15	403,850
	450,000	Boise Cascade LLC 7.125% 10/15/14	426,375
	220,000	Buckeye Technologies, Inc. 8.500% 10/01/13	224,400
	310,000	Caraustar Industries, Inc. 9.875% 04/01/11	310,388
	320,000	Georgia-Pacific Corp. 8.000% 01/15/24	352,400
	2,317,000	International Paper Co. 4.250% 01/15/09	2,263,176
	1,705,000	MeadWestvaco Corp. 6.850% 04/01/12	1,850,641
	400,000	Millar Western Forest Products Ltd. 7.750% 11/15/13	340,000
	340,000	Newark Group, Inc. 9.750% 03/15/14	302,600
	180,000	Newpage Corp. 12.000% 05/01/13	154,800

Par		Value
	Forest products & paper - (continued)
$245,000	Norske Skog Canada Ltd. 8.625% 06/15/11	$247,450
255,000	Tembec Industries, Inc. 8.500% 02/01/11	166,706
2,710,000	Westvaco Corp. 8.200% 01/15/30	3,349,641
		10,392,427
	Metals & mining - 0.3%
3,385,000	Alcoa, Inc. 7.375% 08/01/10	3,761,276
1,683,000	CODELCO, Inc. 5.500% 10/15/13(a)	1,735,594
80,000	Hudson Bay Mining & Smelting Co., Ltd. 9.625% 01/15/12	81,200
		5,578,070
		33,173,338
	Communications - 4.8%
	Advertising - 0.0%
525,000	Advanstar Communications, Inc. 12.000% 02/15/11	560,438
300,000	WDAC Subsidiary Corp. 8.375% 12/01/14(a)	291,000
		851,438
	Media - 2.0%
400,000	CBD Media Holdings LLC & Finance, Inc. 9.250% 07/15/12	408,000
500,000	Charter Communications Holdings II LLC 10.250% 09/15/10	513,750
	Charter Communications Holdings LLC
260,000	(b)04/01/11 (9.920% 11/14/05)	191,100
730,000	9.920% 04/01/14	536,550
1,550,000	Comcast Cable Communications, Inc. 7.125% 06/15/13	1,722,747
4,000,000	Comcast Corp. 7.050% 03/15/33	4,440,040
	CSC Holdings, Inc.
310,000	7.000% 04/15/12(a)	292,175
790,000	7.625% 04/01/11	778,150
1,000,000	Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	1,090,000
600,000	Dex Media, Inc. (b)11/15/13 (9.000% 11/15/08)	471,750
530,000	EchoStar DBS Corp. 6.625% 10/01/14	526,025

See Accompanying Notes to Financial Statements.

11

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Media - (continued)
$215,000	Fisher Communications, Inc. 8.625% 09/15/14	$229,513
305,000	Haights Cross Communications, Inc. (b)08/15/11 (12.500% 08/01/09)	189,100
95,000	Haights Cross Operating Co. 11.750% 08/15/11	103,075
460,000	Hollinger, Inc. 12.875% 03/01/11(a)	506,000
310,000	Lamar Media Corp. 6.625% 08/15/15(a)	314,650
95,000	LIN Television Corp. 6.500% 05/15/13(a)	89,775
	News America Holdings, Inc.
3,650,000	8.150% 10/17/36	4,449,313
647,000	9.250% 02/01/13	801,769
840,000	News America, Inc. 6.550% 03/15/33	877,405
	Paxson Communications Corp.
310,000	(b)01/15/09 (12.250% 01/15/06)	300,700
110,000	10.750% 07/15/08	108,488
500,000	PriMedia, Inc. 8.875% 05/15/11	522,500
500,000	Quebecor Media, Inc. 11.125% 07/15/11	546,875
500,000	Sinclair Broadcast Group, Inc. 8.750% 12/15/11	525,000
2,159,000	TCI Communications, Inc. 9.875% 06/15/22	2,999,175
	Time Warner, Inc.
3,000,000	6.150% 05/01/07	3,064,530
1,740,000	8.110% 08/15/06	1,789,973
2,472,000	9.125% 01/15/13	3,028,447
500,000	Vertis, Inc. 10.875% 06/15/09	492,500
1,852,000	Viacom, Inc. 5.625% 05/01/07	1,875,317
2,179,000	Walt Disney Co. 5.500% 12/29/06	2,203,644
		35,988,036
	Telecommunication services - 2.8%
400,000	American Cellular Corp. 10.000% 08/01/11	436,000
250,000	American Towers, Inc. 7.250% 12/01/11	265,000
400,000	Axtel SA de CV 11.000% 12/15/13	452,000
665,000	Cincinnati Bell, Inc. 7.000% 02/15/15	640,062
3,000,000	Cingular Wireless LLC 7.125% 12/15/31	3,425,280

Par		Value
	Telecommunication services - (continued)
$605,000	Citizens Communications Co. 9.000% 08/15/31	$614,831
3,500,000	Deutsche Telekom International Finance BV 8.750% 06/15/30	4,516,050
340,000	Digicel Ltd. 9.250% 09/01/12(a)	356,575
265,000	Dobson Communications Corp. 8.875% 10/01/13	266,325
410,000	Horizon PCS, Inc. 11.375% 07/15/12	471,500
350,000	Inmarsat Finance II PLC (b)11/15/12 (10.375% 11/15/08)	288,750
250,000	Insight Midwest LP/Insight Capital, Inc. 9.750% 10/01/09	256,250
360,000	Intelsat Bermuda Ltd. 8.250% 01/15/13(a)	361,800
200,000	Intelsat Ltd. 6.500% 11/01/13	155,250
350,000	Lucent Technologies, Inc. 6.450% 03/15/29	306,250
1,000,000	Nextel Communications, Inc. 7.375% 08/01/15	1,072,500
500,000	Nextel Partners, Inc. 8.125% 07/01/11	540,000
490,000	PanAmSat Corp. 9.000% 08/15/14	518,175
400,000	Qwest Communications International, Inc. 7.500% 02/15/14(a)	377,000
	Qwest Corp.
505,000	7.500% 06/15/23	459,550
630,000	8.875% 03/15/12	686,700
1,000,000	Qwest Services Corp. 13.500% 12/15/10	1,146,250
315,000	Rogers Cantel, Inc. 9.750% 06/01/16	380,363
200,000	Rogers Wireless, Inc. 8.000% 12/15/12	211,000
	Rural Cellular Corp.
500,000	8.250% 03/15/12	523,750
270,000	9.750% 01/15/10	272,700
565,000	SBA Telecommunications, Inc. (b)12/15/11 (9.750% 12/15/07)	519,800
	Sprint Capital Corp.
1,009,000	6.125% 11/15/08	1,048,280
5,223,000	8.375% 03/15/12	6,146,635
2,977,000	8.750% 03/15/32	3,986,739
250,000	Syniverse Technologies, Inc. 7.750% 08/15/13(a)	251,875

See Accompanying Notes to Financial Statements.

12

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Telecommunication services - (continued)
$470,000	Telenet Group Holding NV (b)06/15/14(a) (11.500% 12/15/08)	$383,637
7,873,000	TELUS Corp. 7.500% 06/01/07	8,218,625
135,000	Time Warner Telecom Holdings, Inc. 9.250% 02/15/14	137,025
205,000	Time Warner Telecom, Inc. 10.125% 02/01/11	211,150
175,000	US LEC Corp. 12.716% 10/01/09(c)	180,250
500,000	US Unwired, Inc. 10.000% 06/15/12	573,125
9,157,000	Verizon Pennsylvania, Inc. 5.650% 11/15/11	9,365,963
270,000	Zeus Special Subsidiary Ltd. (b)02/01/15(a) (9.250% 02/01/10)	178,538
		50,201,553
		87,041,027
	Consumer cyclical - 2.7%
	Airlines - 0.2%
	Continental Airlines, Inc.
2,923,070	7.461% 04/01/15	2,718,455
500,000	7.568% 12/01/06	433,750
		3,152,205
	Apparel - 0.2%
290,000	Broder Brothers Co. 11.250% 10/15/10	287,100
2,030,000	Jones Apparel Group, Inc. 6.125% 11/15/34	1,739,345
680,000	Levi Strauss & Co. 9.750% 01/15/15	691,900
300,000	Phillips-Van Heusen Corp. 8.125% 05/01/13	321,000
		3,039,345
	Auto manufacturers - 0.5%
6,697,000	DaimlerChrysler N.A. Holding Corp. 4.050% 06/04/08	6,545,983
3,234,000	Ford Motor Co. 7.450% 07/16/31	2,522,520
645,000	General Motors Corp. 8.375% 07/15/33	503,100
265,000	Navistar International Corp. 7.500% 06/15/11	268,975
		9,840,578
	Auto parts & equipment - 0.1%
315,000	Commercial Vehicle Group 8.000% 07/01/13(a)	316,575

Par		Value
	Auto parts & equipment - (continued)
$575,000	Cooper-Standard Automotive, Inc. 8.375% 12/15/14	$483,000
270,000	Delco Remy International, Inc. 9.375% 04/15/12	153,900
	Dura Operating Corp.
375,000	8.625% 04/15/12	330,000
90,000	9.000% 05/01/09	61,200
690,000	Goodyear Tire & Rubber Co. 9.000% 07/01/15(a)	677,925
160,000	Rexnord Corp. 10.125% 12/15/12	174,400
		2,197,000
	Distribution/ wholesale - 0.0%
130,000	Buhrmann US, Inc. 7.875% 03/01/15	131,300
	Entertainment - 0.2%
545,000	Global Cash Access LLC 8.750% 03/15/12	586,556
350,000	Loews Cineplex Entertainment Corp. 9.000% 08/01/14	339,500
170,000	Mohegan Tribal Gaming Authority 6.125% 02/15/13	168,938
460,000	Penn National Gaming, Inc. 6.750% 03/01/15	453,100
500,000	Pinnacle Entertainment, Inc. 8.750% 10/01/13	514,375
280,000	Seneca Gaming Corp. 7.250% 05/01/12	287,000
425,000	Six Flags, Inc. 9.625% 06/01/14	418,625
250,000	Steinway Musical Instruments, Inc. 8.750% 04/15/11	263,125
	Virgin River Casino Corp.
175,000	(b)01/15/13(a) (12.750% 01/15/09)	124,250
104,000	9.000% 01/15/12(c)	108,420
600,000	Warner Music Group 7.375% 04/15/14	603,750
		3,867,639
	Home builders - 0.4%
3,662,000	Beazer Homes USA, Inc. 6.500% 11/15/13	3,542,985
450,000	D.R. Horton, Inc. 9.750% 09/15/10	516,375
1,820,000	K. Hovnanian Enterprises, Inc. 6.500% 01/15/14	1,760,850
1,682,000	KB Home 5.750% 02/01/14	1,602,105

See Accompanying Notes to Financial Statements.

13

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Home builders - (continued)
$370,000	Standard Pacific Corp. 7.000% 08/15/15	$356,125
		7,778,440
	Leisure time - 0.1%
85,000	Bombardier Recreational Products, Inc. 8.375% 12/15/13	88,400
330,000	Equinox Holdings, Inc. 9.000% 12/15/09	339,075
195,000	K2, Inc. 7.375% 07/01/14	195,000
475,000	Town Sports International, Inc. (b)02/01/14 (11.000% 02/01/09)	320,625
		943,100
	Lodging - 0.4%
270,000	Circus & Eldorado/Silver Legacy Capital Corp. 10.125% 03/01/12	283,500
380,000	Hard Rock Hotel, Inc. 8.875% 06/01/13	408,500
2,700,000	Harrah's Operating Co., Inc. 5.625% 06/01/15(a)	2,659,716
285,000	Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10	322,762
490,000	Kerzner International Ltd. 6.750% 10/01/15(a)	478,975
	MGM Mirage
500,000	6.750% 09/01/12	503,750
500,000	8.500% 09/15/10	543,750
270,000	San Pasqual Casino 8.000% 09/15/13(a)	271,350
500,000	Station Casinos, Inc. 6.875% 03/01/16	507,500
500,000	Wynn Las Vegas LLC 6.625% 12/01/14	476,250
		6,456,053
	Office furnishings - 0.0%
260,000	Tempur-Pedic, Inc. 10.250% 08/15/10	283,400
	Retail - 0.6%
415,000	Asbury Automotive Group, Inc. 8.000% 03/15/14	397,363
1,981,021	CVS Corp. 5.298% 01/11/27(a)	1,976,583
410,000	Ferrellgas Partners LP 8.750% 06/15/12	417,175
215,000	Finlay Fine Jewelry Corp. 8.375% 06/01/12	178,988
300,000	Jean Coutu Group, Inc. (PJC) 8.500% 08/01/14	298,500

Par		Value
	Retail - (continued)
$240,000	Landry's Restaurants, Inc. 7.500% 12/15/14	$228,000
260,000	Movie Gallery, Inc. 11.000% 05/01/12	232,050
	Rite Aid Corp.
90,000	7.500% 01/15/15	85,500
270,000	9.250% 06/01/13	256,500
140,000	Suburban Propane Partners LP 6.875% 12/15/13	130,900
	Target Corp.
1,320,000	5.375% 06/15/09	1,354,940
2,876,000	5.400% 10/01/08	2,945,858
1,280,000	Wal-Mart Stores, Inc. 7.550% 02/15/30	1,629,798
		10,132,155
	Textiles - 0.0%
290,000	INVISTA 9.250% 05/01/12(a)	316,100
		48,137,315
	Consumer non-cyclical - 2.2%
	Agriculture - 0.0%
210,000	Alliance One International, Inc. 11.000% 05/15/12(a)	199,500
	Beverages - 0.2%
2,856,000	Anheuser-Busch Companies, Inc. 5.950% 01/15/33	3,070,200
240,000	Constellation Brands, Inc. 8.125% 01/15/12	253,200
		3,323,400
	Biotechnology - 0.0%
300,000	Bio-Rad Laboratories, Inc. 7.500% 08/15/13	318,000
	Commercial Services - 0.2%
225,000	Ashtead Holdings PLC 8.625% 08/01/15(a)	239,063
465,000	Corrections Corp. of America 6.250% 03/15/13	460,350
430,000	Dollar Financial Group, Inc. 9.750% 11/15/11	445,050
245,000	FTI Consulting 7.625% 06/15/13(a)	249,900
310,000	GEO Group, Inc. 8.250% 07/15/13	307,675
460,000	Iron Mountain, Inc. 7.750% 01/15/15	468,050

See Accompanying Notes to Financial Statements.

14

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Commercial Services - (continued)
$265,000	Language Line Holdings, Inc. 11.125% 06/15/12	$241,812
90,000	Mac-Gray Corp. 7.625% 08/15/15(a)	91,800
	NationsRent, Inc.
265,000	9.500% 10/15/10	289,512
335,000	9.500% 05/01/15	348,400
345,000	Service Corp. International 7.700% 04/15/09	362,250
250,000	Sheridan Group 10.250% 08/15/11	260,000
190,000	Williams Scotsman, Inc. 8.500% 10/01/15(a)	191,900
		3,955,762
	Cosmetics/personal care - 0.2%
295,000	Del Laboratories, Inc. 8.000% 02/01/12	240,425
250,000	Elizabeth Arden, Inc. 7.750% 01/15/14	255,000
1,926,000	Procter & Gamble Co. 4.750% 06/15/07	1,935,168
	Revlon Consumer Products Corp.
80,000	8.625% 02/01/08	76,000
230,000	9.500% 04/01/11	216,200
		2,722,793
	Food - 0.8%
5,772,000	Cadbury-Schweppes PLC 5.125% 10/01/13(a)	5,763,400
453,000	Dole Food Co., Inc. 8.625% 05/01/09	471,120
6,630,000	Fred Meyer, Inc. 7.450% 03/01/08	7,006,982
610,000	Merisant Co. 10.750% 07/15/13(a)	414,800
410,000	Pinnacle Foods Holding Corp. 8.250% 12/01/13	390,525
430,000	Stater Brothers Holdings, Inc. 8.125% 06/15/12	424,625
196,000	United Agri Products 8.250% 12/15/11	207,025
		14,678,477
	Healthcare services - 0.5%
245,000	DaVita, Inc. 7.250% 03/15/15	248,369
175,000	HCA, Inc. 7.875% 02/01/11	188,333
380,000	InSight Health Services Corp. 9.875% 11/01/11	305,900

Par		Value
	Healthcare services - (continued)
$1,300,000	MQ Associates, Inc. (b)08/15/12 (12.250% 08/15/08)	$815,750
170,000	Select Medical Corp. 7.625% 02/01/15	163,200
655,000	Tenet Healthcare Corp. 9.875% 07/01/14	685,294
130,000	US Oncology Holdings, Inc. 9.264% 03/15/15(a)(c)	127,725
500,000	US Oncology, Inc. 9.000% 08/15/12	540,000
6,769,000	WellPoint Health Networks, Inc. 6.375% 06/15/06	6,857,403
		9,931,974
	Household products/ wares - 0.2%
270,000	ACCO Brands Corp. 7.625% 08/15/15(a)	266,625
435,000	Amscan Holdings, Inc. 8.750% 05/01/14	382,800
1,926,000	Fortune Brands, Inc. 2.875% 12/01/06	1,889,676
350,000	Jostens IH Corp. 7.625% 10/01/12	353,500
340,000	Playtex Products, Inc. 9.375% 06/01/11	355,300
		3,247,901
	Pharmaceuticals - 0.1%
325,000	AmerisourceBergen Corp. 5.875% 09/15/15(a)	322,562
435,000	Elan Finance PLC 7.750% 11/15/11(a)	383,344
350,000	Mylan Laboratories, Inc. 6.375% 08/15/15(a)	350,437
270,000	NBTY, Inc. 7.125% 10/01/15(a)	264,600
275,000	Nycomed A/S, 11.750% 09/15/13(a)(d)	328,343
310,000	Warner Chilcott Corp. 8.750% 02/01/15(a)	297,600
		1,946,886
		40,324,693
	Diversified - 0.5%
	Holding companies- diversified - 0.5%
500,000	Atlantic Broadband Finance LLC 9.375% 01/15/14	475,000
	Hutchison Whampoa International Ltd.
6,000,000	6.250% 01/24/14(a)	6,325,560
1,000,000	7.450% 11/24/33(a)	1,152,060

See Accompanying Notes to Financial Statements.

15

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Holding companies- diversified - (continued)
$1,000,000	Stena AB 7.000% 12/01/16	$947,500
		8,900,120
		8,900,120
	Energy - 3.5%
	Oil & gas - 2.3%
3,500,000	Amerada Hess Corp. 7.300% 08/15/31	4,083,450
	Chesapeake Energy Corp.
140,000	6.375% 06/15/15	140,875
470,000	7.500% 06/15/14	500,550
500,000	Compton Petroleum Corp. 9.900% 05/15/09	535,000
	Conoco Funding Co.
2,745,000	5.450% 10/15/06	2,770,968
4,830,000	6.350% 10/15/11	5,255,137
150,000	Delta Petroleum Corp. 7.000% 04/01/15	143,250
225,000	Forest Oil Corp. 8.000% 12/15/11	248,625
	Gazprom International SA
520,000	7.201% 02/01/20	567,892
3,225,000	7.201% 02/01/20(a)	3,523,312
235,000	Magnum Hunter Resources, Inc. 9.600% 03/15/12	257,325
1,040,000	Nexen, Inc. 7.875% 03/15/32	1,293,687
3,300,000	Pemex Project Funding Master Trust 7.375% 12/15/14	3,663,000
3,526,000	Pioneer Natural Resources Co. 6.500% 01/15/08	3,619,721
225,000	Pogo Producing Co. 6.625% 03/15/15(a)	228,094
240,000	Premcor Refining Group, Inc. 7.500% 06/15/15	259,200
200,000	Pride International, Inc. 7.375% 07/15/14	216,000
200,000	Tosco Corp. 8.125% 02/15/30	272,340
7,032,000	USX Corp. 6.650% 02/01/06	7,080,591
555,000	Whiting Petroleum Corp. 7.250% 05/01/12	563,325
5,520,000	XTO Energy, Inc. 7.500% 04/15/12	6,228,768
		41,451,110
	Oil & gas services - 0.0%
145,000	Hornbeck Offshore Services, Inc. 6.125% 12/01/14(a)	143,912
310,000	Newpark Resources, Inc. 8.625% 12/15/07	310,775
		454,687

Par		Value
	Pipelines - 1.2%
$1,674,000	CenterPoint Energy Resources Corp. 7.875% 04/01/13	$1,928,883
755,000	Coastal Corp. 7.750% 06/15/10	770,100
3,144,000	Consolidated Natural Gas Co. 5.375% 11/01/06	3,168,240
4,046,000	Duke Capital LLC. 4.370% 03/01/09	3,986,079
	Dynegy Holdings, Inc.
750,000	6.875% 04/01/11	733,125
380,000	9.875% 07/15/10(a)	413,725
3,000,000	Kinder Morgan, Inc. 7.250% 03/01/28	3,418,290
425,000	Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 09/15/15(a)	427,656
1,030,000	Sonat, Inc. 7.625% 07/15/11	1,045,450
3,991,000	TEPPCO Partners LP 7.625% 02/15/12	4,461,539
	Williams Companies, Inc.
555,000	6.375% 10/01/10(a)	550,838
500,000	8.125% 03/15/12	550,000
		21,453,925
		63,359,722
	Financials - 13.4%
	Banks - 2.8%
2,100,000	Bank of New York Co., Inc. 3.900% 09/01/07	2,073,519
2,000,000	Bank One Corp. 6.000% 08/01/08	2,072,000
1,000,000	BB&T Capital Trust I 5.850% 08/18/35	983,330
1,220,000	Chinatrust Commercial Bank 5.625% 12/29/49(a)(c)	1,202,145
7,489,000	First Union National Bank 5.800% 12/01/08	7,733,666
2,861,000	Mellon Funding Corp. 4.875% 06/15/07	2,875,505
5,096,000	National City Bank 4.625% 05/01/13	4,996,068
5,628,000	PNC Funding Corp. 5.750% 08/01/06	5,682,198
5,292,000	Popular North America, Inc. 6.125% 10/15/06	5,356,615
6,000,000	Rabobank Capital Funding II 5.260% 12/29/49(a)(c)	6,113,460
6,846,000	Union Planters Corp. 4.375% 12/01/10	6,706,273
4,800,000	US Bancorp 4.500% 07/29/10	4,755,552
		50,550,331

See Accompanying Notes to Financial Statements.

16

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Diversified financial services - 8.3%
$120,000	Altra Industrial Motion, Inc. 9.000% 12/01/11(a)	$117,600
	American Express Co.
1,887,000	3.750% 11/20/07	1,857,563
2,746,000	4.750% 06/17/09	2,752,673
2,090,000	American General Finance Corp. 2.750% 06/15/08	1,986,273
240,000	BCP Crystal US Holdings Corp. 9.625% 06/15/14	268,200
	Bear Stearns Companies, Inc.
6,256,000	4.500% 10/28/10	6,167,978
1,944,000	5.700% 01/15/07	1,972,344
2,415,000	Capital One Bank 5.000% 06/15/09	2,427,292
8,110,000	Caterpillar Financial Services Corp. 4.500% 09/01/08	8,087,454
2,752,000	CIT Group, Inc. 7.375% 04/02/07	2,862,245
6,000,000	Citicorp 8.040% 12/15/19(a)	7,387,740
2,557,000	Citigroup Global Markets Holdings, Inc. 6.500% 02/15/08	2,668,894
10,093,000	Countrywide Home Loans, Inc. 5.500% 08/01/06	10,177,377
	Credit Suisse First Boston USA, Inc.
700,000	4.625% 01/15/08	701,050
3,452,000	6.125% 11/15/11	3,675,034
2,970,000	Dow Jones CDX High Yield Index 8.250% 06/29/10	2,951,438
265,000	E*Trade Financial Corp. 8.000% 06/15/11	273,613
1,600,000	Ford Motor Credit Co. 7.375% 02/01/11	1,536,704
3,225,000	Fund American Companies, Inc. 5.875% 05/15/13	3,210,520
6,000,000	General Electric Capital Corp. 6.750% 03/15/32	7,057,680
	General Motors Acceptance Corp.
1,681,000	6.875% 09/15/11	1,530,248
645,000	6.875% 08/28/12	575,979
	Goldman Sachs Group, Inc.
1,200,000	4.125% 01/15/08	1,188,972
5,858,000	6.600% 01/15/12	6,351,244
	HSBC Finance Corp.
4,336,000	5.875% 02/01/09	4,479,175
1,907,000	6.375% 11/27/12	2,058,244

Par			Value
		Diversified financial services - (continued)
	$3,546,000	7.200% 07/15/06	$3,620,785
	2,000,000	7.875% 03/01/07	2,088,140
		Innophos Investments Holdings, Inc.
	158,744	11.790% 02/15/15(a)(c)(d)	148,416
	6,000,000	International Lease Finance Corp. 4.875% 09/01/10	5,981,340
	7,008,000	JPMorgan Chase & Co. 7.250% 06/01/07	7,308,573
	900,000	LaBranche & Co., Inc. 11.000% 05/15/12	993,375
	4,530,000	Lehman Brothers Holdings, Inc. 7.000% 02/01/08	4,761,166
	2,213,000	MassMutual Global Funding II 2.550% 07/15/08(a)	2,091,351
		Merrill Lynch & Co., Inc.
	2,538,000	2.070% 06/12/06	2,494,245
	2,717,000	3.700% 04/21/08	2,661,926
	5,640,000	6.000% 02/17/09	5,878,741
	4,509,000	Morgan Stanley 6.750% 04/15/11	4,893,708
		National Rural Utilities Cooperative Finance Corp.
	2,226,000	3.250% 10/01/07	2,171,463
	2,700,000	5.750% 08/28/09	2,797,254
	6,773,000	Prudential Funding LLC 6.600% 05/15/08(a)	7,091,805
	4,000,000	Residential Capital Corp. 6.375% 06/30/10(a)	4,046,480
		SLM Corp.
	3,650,000	4.500% 07/26/10	3,596,162
NZD	420,000	6.500% 06/15/10	288,315
USD	400,000	UCAR Finance, Inc. 10.250% 02/15/12	426,000
	3,000,000	UFJ Finance Aruba AEC 6.750% 07/15/13	3,288,450
	240,000	WII Components, Inc. 10.000% 02/15/12	240,000
			151,191,229
		Insurance - 0.1%
	938,000	Metlife, Inc. 5.375% 12/15/12	954,546
	1,125,000	Travelers Property Casualty Corp. 6.375% 03/15/33	1,162,913
			2,117,459
		Real estate - 0.4%
		EOP Operating LP
	3,822,000	4.750% 03/15/14	3,675,732
	3,136,000	7.000% 07/15/11	3,423,132
			7,098,864

See Accompanying Notes to Financial Statements.

17

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Real estate investment trusts - 1.1%
$5,483,000	Camden Property Trust 5.375% 12/15/13	$5,463,535
2,311,000	Health Care Property Investors, Inc. 6.450% 06/25/12	2,446,610
5,439,000	iStar Financial, Inc. 4.875% 01/15/09	5,386,622
20,000	La Quinta Properties, Inc. 7.000% 08/15/12	20,450
5,283,000	Simon Property Group LP 3.750% 01/30/09	5,101,529
680,000	Thornburg Mortgage, Inc. 8.000% 05/15/13	673,200
		19,091,946
	Savings & loans - 0.7%
	Washington Mutual, Inc.
6,200,000	4.625% 04/01/14	5,885,102
6,302,000	5.625% 01/15/07	6,384,178
210,000	Western Financial Bank 9.625% 05/15/12	241,500
		12,510,780
	Venture capital - 0.0%
425,000	Arch Western Finance LLC 6.750% 07/01/13	433,500
		242,994,109
	Industrials - 2.3%
	Aerospace & defense - 0.5%
245,000	Argo-Tech Corp. 9.250% 06/01/11	258,475
420,000	BE Aerospace, Inc. 8.875% 05/01/11	440,475
410,000	L-3 Communications Corp. 6.375% 10/15/15(a)	412,050
3,782,000	Northrop Grumman Corp. 7.125% 02/15/11	4,171,281
2,200,000	Raytheon Co. 5.375% 04/01/13	2,245,760
445,000	Sequa Corp. 9.000% 08/01/09	472,812
255,000	Standard Aero Holdings, Inc. 8.250% 09/01/14	246,713
295,000	TransDigm, Inc. 8.375% 07/15/11	309,750
		8,557,316
	Auto manufacturers - 0.2%
4,263,000	General Motors Acceptance Corp. 6.150% 04/05/07	4,229,706
	Building materials - 0.1%
190,000	Associated Materials, Inc. (b)03/01/14 (11.250% 03/01/09)	95,950

Par		Value
	Building materials - (continued)
$150,000	Nortek, Inc. 8.500% 09/01/14	$138,750
450,000	NTK Holdings, Inc. (b)03/01/14 (10.750% 09/01/09)	253,125
575,000	RMCC Acquisition Co. 9.500% 11/01/12(a)	590,813
		1,078,638
	Electrical components & equipment - 0.0%
330,000	Coleman Cable, Inc. 9.875% 10/01/12	293,700
	Electronics - 0.0%
500,000	Flextronics International Ltd. 6.250% 11/15/14	495,625
380,000	Sanmina-SCI Corp. 6.750% 03/01/13	360,050
		855,675
	Engineering & construction - 0.0%
410,000	J. Ray McDermott SA 11.500% 12/15/13(a)	473,550
	Environmental control - 0.4%
	Allied Waste North America, Inc.
175,000	7.250% 03/15/15(a)	172,375
1,000,000	7.875% 04/15/13	1,026,250
5,056,000	Waste Management, Inc. 7.375% 08/01/10	5,549,516
305,000	Waste Services, Inc. 9.500% 04/15/14	303,475
		7,051,616
	Machinery- diversified - 0.0%
450,000	Columbus McKinnon Corp. 8.875% 11/01/13(a)	447,750
335,000	Douglas Dynamics LLC 7.750% 01/15/12(a)	335,000
		782,750
	Metal fabricate/ hardware - 0.1%
350,000	FastenTech, Inc. 11.500% 05/01/11	370,125
250,000	Mueller Group, Inc. 10.000% 05/01/12	265,312
270,000	Mueller Holdings, Inc. (b)04/15/14 (14.750% 04/15/09)	197,438
385,000	TriMas Corp. 9.875% 06/15/12	317,625

See Accompanying Notes to Financial Statements.

18

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par			Value
		Metal fabricate/ hardware - (continued)
	$370,000	Wise Metals Group LLC 10.250% 05/15/12	$296,000
			1,446,500
		Miscellaneous manufacturing - 0.3%
	755,000	Bombardier, Inc. 6.300% 05/01/14(a)	671,950
	2,108,000	General Electric Co. 5.000% 02/01/13	2,127,415
	275,000	J.B. Poindexter & Co. 8.750% 03/15/14	251,625
	500,000	Koppers Industries, Inc. 9.875% 10/15/13	550,000
	250,000	Polypore, Inc. 8.750% 05/15/12	219,375
	355,000	Reddy Ice Holdings, Inc. (b)11/01/12 (10.500% 11/01/08)	273,350
	390,000	Samsonite Corp. 8.875% 06/01/11	412,425
	535,000	Trinity Industries, Inc. 6.500% 03/15/14	524,300
			5,030,440
		Packaging & containers - 0.1%
	265,000	Crown European Holdings SA 10.875% 03/01/13	307,731
	280,000	Jefferson Smurfit Corp. 8.250% 10/01/12	263,200
EUR	413,855	JSG Holding 11.500% 10/01/15(d)	417,713
USD	400,000	Owens-Brockway Glass Container, Inc. 6.750% 12/01/14	386,000
	50,000	Owens-Illinois, Inc. 7.500% 05/15/10	50,625
			1,425,269
		Transportation - 0.6%
	4,184,000	Burlington Northern Santa Fe Corp. 6.750% 07/15/11	4,570,560
	3,339,000	Canadian National Railway Co. 6.900% 07/15/28	3,956,347
		CHC Helicopter Corp.
	405,000	7.375% 05/01/14	415,125
	365,000	QDI LLC 9.000% 11/15/10	335,800
	800,000	Ship Finance International Ltd. 8.500% 12/15/13	769,000
	320,000	TFM SA de CV 9.375% 05/01/12(a)	350,400
			10,397,232
			41,622,392

Par		Value
	Technology - 0.5%
	Computers - 0.5%
$6,394,000	Hewlett-Packard Co. 5.750% 12/15/06	$6,484,283
3,173,000	International Business Machines Corp. 4.875% 10/01/06	3,186,010
		9,670,293
	Semiconductors - 0.0%
235,000	Amkor Technology, Inc. 9.250% 02/15/08	219,725
		9,890,018
	Utilities - 3.7%
	Electric - 3.7%
5,830,000	AEP Texas Central Co. 6.650% 02/15/33	6,462,380
510,000	AES Corp. 9.500% 06/01/09	555,900
1,804,000	Appalachian Power Co. 3.600% 05/15/08	1,756,483
	Calpine Generating Co. LLC
300,000	9.610% 04/01/10(c)	305,250
510,000	13.216% 04/01/11(c)	484,500
470,000	CMS Energy Corp. 8.900% 07/15/08	508,775
1,125,000	Commonwealth Edison Co. 4.700% 04/15/15	1,064,678
2,980,000	Consolidated Edison Co. of New York 4.700% 06/15/09	2,990,251
912,000	Dominion Resources, Inc. 5.000% 03/15/13	902,050
2,625,000	Duquesne Light Holdings, Inc. 6.250% 08/15/35	2,565,885
500,000	Edison Mission Energy 9.875% 04/15/11	592,500
2,125,000	Exelon Generation Co. LLC 5.350% 01/15/14	2,127,911
	FirstEnergy Corp.
2,626,000	6.450% 11/15/11	2,794,668
641,000	7.375% 11/15/31	754,585
621,645	FPL Energy National Wind 5.608% 03/10/24(a)	618,792
2,190,000	Kiowa Power Partners LLC 5.737% 03/30/21(a)	2,161,223
4,302,000	Midamerican Energy Holdings Co. 5.000% 02/15/14	4,235,964
3,631,000	NiSource Finance Corp. 5.400% 07/15/14	3,661,500
780,000	Orion Power Holdings, Inc. 12.000% 05/01/10	937,950
	Pacific Gas & Electric Co.
976,000	4.200% 03/01/11	939,566
1,377,000	6.050% 03/01/34	1,434,462

See Accompanying Notes to Financial Statements.

19

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Electric - (continued)
$1,416,000	Pepco Holdings, Inc. 5.500% 08/15/07	$1,433,445
7,344,000	Progress Energy, Inc. 6.050% 04/15/07	7,477,955
455,000	PSEG Energy Holdings LLC 10.000% 10/01/09	506,756
1,701,000	Public Service Electric & Gas Co. 4.000% 11/01/08	1,665,738
850,000	Sierra Pacific Resources 6.750% 08/15/17(a)	850,000
3,248,000	Southern Co. Capital Funding, Inc. 5.300% 02/01/07	3,275,511
1,753,000	Southern Power Co. 6.250% 07/15/12	1,869,417
230,000	TECO Energy, Inc. 7.000% 05/01/12	242,938
245,000	Texas Genco LLC 6.875% 12/15/14	249,288
	TXU Corp.
3,450,000	5.550% 11/15/14	3,277,466
5,000,000	6.550% 11/15/34	4,651,650
3,516,000	Virginia Electric & Power Co. 5.375% 02/01/07	3,547,222
		66,902,659
	Total corporate fixed- income bonds & notes (Cost of $639,693,350)	642,345,393
	Mortgage-backed securities - 30.2%
	Federal Home Loan Mortgage Corp.
6,547,685	6.000% 02/01/32	6,667,573
9,149,560	6.000% 12/01/34	9,305,651
2,759,523	6.000% 03/01/35	2,807,456
17,380,955	6.500% 11/01/32	17,891,102
26,464	8.000% 11/01/09	27,934
19,543	8.000% 04/01/10	20,787
256,369	8.500% 11/01/26	279,317
	TBA:
18,000,000	4.500% 10/18/20(e)	17,623,116
9,000,000	5.000% 11/17/20(e)	8,966,250
15,000,000	5.500% 10/13/35(e)	15,000,000
	Federal National Mortgage Association
112,610,000	5.000% 09/01/35	110,259,264
69,621	5.449% 08/01/36(c)	71,099
157,686	6.000% 09/01/16	162,231
10,754,747	6.500% 01/01/29	11,111,014
223,413	6.500% 05/01/32	230,197
117,547	6.500% 07/01/32	121,117
38,609	6.500% 08/01/32	39,781
674,651	6.500% 08/01/32	695,500

Par			Value
		Mortgage-backed securities - (continued)
	$193,865	6.500% 11/01/32	$199,752
	6,735,254	6.500% 01/01/33	6,943,405
	1,725,173	6.500% 05/01/33	1,778,489
	2,490,266	6.500% 10/01/34	2,563,290
	10,493,305	6.500% 11/01/34	10,800,376
	8,946,900	6.500% 01/01/35	9,209,259
	54,822,637	6.500% 02/01/35	56,426,944
	307,574	7.000% 10/01/11	321,448
	436,899	8.000% 12/01/09	443,614
	98,880	10.000% 09/01/18	109,977
		TBA:
	30,000,000	4.500% 10/18/20(e)	29,371,860
	19,000,000	5.000% 10/18/20(e)	18,946,572
	99,000,000	5.000% 10/13/35(e)	96,896,250
	98,559,000	5.500% 10/13/35(e)	98,497,401
	9,000,000	5.500% 11/14/35(e)	8,983,125
		Government National Mortgage Association
	1,789,960	7.000% 01/15/30	1,883,818
	1,597,978	7.500% 12/15/23	1,708,068
	656,145	7.500% 07/20/28	694,162
	3,670	8.000% 11/15/07	3,764
	5,607	8.000% 11/15/07	5,751
	16,136	8.000% 05/15/17	17,277
	682	8.000% 05/15/17	731
	75	8.500% 12/15/05	76
	281	8.500% 04/15/06	286
	179,009	8.500% 02/15/25	196,607
	8,153	9.500% 06/15/09	8,680
	2,434	9.500% 09/15/09	2,592
	4,867	13.000% 01/15/11	5,436
	1,842	13.000% 01/15/11	2,057
	376	13.000% 01/15/11	420
	3,435	13.000% 02/15/11	3,837
		Total mortgage-backed securities (Cost of $552,232,080)	547,304,713
		Government agencies & obligations - 20.7%
		Foreign government obligations - 5.6%
JPY	475,000,000	African Development Bank 1.950% 03/23/10	4,383,468
USD	1,000,000	Aries Vermoegensverwaltungs GmbH 9.600% 10/25/14	1,319,900
AUD	385,000	Commonwealth of Australia 7.500% 09/15/09	316,230
EUR	870,000	Corp. Andina de Fomento 6.375% 06/18/09	1,168,482
JPY	300,000,000	Eksportfinans A/S 1.800% 06/21/10	2,753,134
		European Investment Bank
EUR	860,000	3.625% 10/15/13	1,075,433
GBP	190,000	7.625% 12/07/07	357,085

See Accompanying Notes to Financial Statements.

20

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par			Value
		Foreign government obligations - (continued)
USD	2,425,000	Export-Import Bank of Korea 4.625% 03/16/10	$2,399,950
		Federal Republic of Brazil
	1,684,139	4.313% 04/15/12	1,656,856
	925,000	10.250% 06/17/13	1,100,750
	940,000	14.500% 10/15/09	1,221,530
		Federal Republic of Germany
EUR	3,490,000	4.250% 07/04/14	4,564,598
EUR	2,595,000	5.250% 07/04/10	3,470,522
CAD	2,240,000	Government of Canada 5.250% 06/01/13	2,105,681
		Government of New Zealand
NZD	915,000	6.000% 11/15/11	638,602
NZD	600,000	6.500% 04/15/13	431,813
EUR	365,000	Hellenic Republic of Greece 5.350% 05/18/11	493,822
JPY	120,000,000	Inter-American Development Bank 1.900% 07/08/09	1,112,195
JPY	315,000,000	International Bank for Reconstruction & Development 2.000% 02/18/08	2,873,782
NOK	3,975,000	Kingdom of Norway 6.000% 05/16/11	690,058
EUR	2,765,000	Kingdom of Spain 5.000% 07/30/12	3,747,051
		Kingdom of Sweden
SEK	2,110,000	4.000% 12/01/09	286,563
SEK	4,730,000	5.500% 10/08/12	708,848
JPY	415,000,000	Province of Ontario 1.875% 01/25/10	3,845,501
CAD	170,000	Province of Quebec 6.000% 10/01/12	163,810
		Republic of Bulgaria
EUR	295,000	7.500% 01/15/13	450,333
USD	400,000	8.250% 01/15/15	491,440
	370,000	Republic of Chile 5.500% 01/15/13	387,138
	1,488,226	Republic of Colombia 9.750% 04/09/11	1,700,298
EUR	725,000	Republic of Finland 5.375% 07/04/13	1,014,728
		Republic of France
EUR	2,640,000	4.750% 10/25/12	3,541,860
EUR	2,680,000	5.500% 10/25/10	3,640,138
EUR	1,570,000	Republic of Ireland 5.000% 04/18/13	2,145,219
		Republic of Italy
JPY	330,000,000	0.375% 10/10/06	2,913,104
EUR	1,975,000	4.250% 11/01/09	2,518,920
EUR	3,270,000	4.250% 02/01/15	4,239,449

Par			Value
		Foreign government obligations - (continued)
		Republic of Panama
USD	660,000	8.875% 09/30/27	$803,550
	275,000	9.375% 07/23/12	332,750
		Republic of Peru
EUR	170,000	7.500% 10/14/14	242,183
USD	830,000	9.125% 02/21/12	996,000
		Republic of Poland
	580,000	5.250% 01/15/14	597,690
PLN	1,350,000	6.000% 05/24/09	433,035
USD	1,718,000	Republic of South Africa 6.500% 06/02/14	1,882,928
	1,240,000	Republic of Venezuela 9.250% 09/15/27	1,467,540
	2,470,000	Russian Federation 5.000% 03/31/30	2,838,030
		United Kingdom Treasury
GBP	1,810,000	5.000% 09/07/14	3,358,394
GBP	180,000	8.000% 06/07/21	449,627
		United Mexican States
USD	3,056,000	6.375% 01/16/13	3,251,584
	7,691,000	7.500% 04/08/33	8,894,642
	8,545,000	8.375% 01/14/11	9,839,567
AUD	650,000	Victoria Treasury Corp. 7.500% 08/15/08	522,115
			101,837,926
		U.S. government agencies & obligations - 15.1%
		Federal Home Loan Bank
USD	2,300,000	3.625% 11/14/08	2,246,782
	2,500,000	3.875% 06/14/13	2,380,547
		Federal Home Loan Mortgage Corp.
	4,000,000	2.875% 05/15/07	3,908,568
	4,078,000	4.500% 01/15/13	4,048,500
	7,510,000	4.875% 11/15/13	7,631,662
	1,620,000	5.125% 01/15/12	2,188,167
	3,634,000	5.750% 03/15/09	3,779,480
	5,250,000	6.000% 06/15/11	5,625,469
	2,000,000	6.750% 03/15/31	2,513,956
	49,500,000	TBA, 5.000% 10/18/20(e)	49,360,806
		Federal National Mortgage Association
JPY	320,000,000	2.125% 10/09/07	2,920,775
USD	4,000,000	3.250% 02/15/09	3,848,856
	7,000,000	4.125% 04/15/14	6,757,436
	20,000,000	4.375% 07/17/13	19,333,940
	5,249,000	5.250% 01/15/09	5,370,205
	2,567,000	7.250% 05/15/30	3,386,610
		U.S. Treasury Bonds
	19,100,000	4.000% 02/15/15	18,592,666
	3,900,000	5.375% 02/15/31	4,369,217
	15,870,000	6.250% 08/15/23	18,976,425
	14,000,000	6.250% 05/15/30	17,383,520

See Accompanying Notes to Financial Statements.

21

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	U.S. government agencies & obligations - (continued)
$5,455,738	U.S. Treasury Inflation Index Notes 3.875% 01/15/09	$5,918,625
	U.S. Treasury Notes
6,112,020	1.625% 01/15/15	6,039,440
19,300,000	3.000% 11/15/07	18,847,646
20,000,000	3.625% 01/15/10(f)	19,538,280
1,653,000	3.875% 07/31/07	1,644,219
	U.S. Treasury STRIPS
20,650,000	(g)11/15/13	14,515,959
50,000,000	(g)05/15/23	21,905,450
		273,033,206
	Total government agencies & obligations (Cost of $370,720,244)	374,871,132
	Asset-backed securities - 17.6%
6,320,338	Aegis Asset Backed Securities Trust 3.930% 06/25/35(c)	6,321,665
706,891	AmeriCredit Automobile Receivables Trust 5.370% 06/12/08	707,060
107,078	AQ Finance NIM Trust 4.090% 08/25/08(a)(c)	107,098
9,166,667	Arizona Educational Loan Marketing Corp. 3.970% 12/01/13(c)	9,166,667
	Bank One Issuance Trust
2,089,428	2.940% 06/16/08	2,088,885
4,250,000	3.998% 02/17/09(c)	4,253,442
	Bear Stearns Asset Backed Security, Inc.
5,965,973	3.940% 02/25/35(c)	5,966,867
5,181,719	3.940% 03/25/35(c)	5,182,859
6,812,930	4.180% 03/25/35(c)	6,818,653
1,127,321	4.330% 08/25/34(c)	1,131,791
374,332	BMW Vehicle Owner Trust 1.940% 02/25/07	373,800
179,604	Bombardier Capital Mortgage Securitization Corp. 6.230% 04/15/28	178,658
823,846	Capital Auto Receivables Asset Trust 4.048% 01/15/09(c)	823,937
7,074,204	Carrington Mortgage Loan Trust 3.960% 05/25/35(c)	7,075,478
	Chase Manhattan Auto Owner Trust
1,064,604	1.520% 05/15/07	1,060,899
1,264,524	2.040% 12/15/09	1,235,605

Par		Value
	Asset-backed securities - (continued)
$1,608,515	2.260% 11/15/07	$1,599,121
1,355,963	2.780% 06/15/10	1,330,905
7,425,015	Citigroup Mortgage Loan Trust, Inc. 3.920% 05/25/35(c)	7,426,425
369,974	Contimortage Home Equity Trust 6.880% 01/15/28	369,822
	Countrywide Asset-Backed Certificates
9,227,450	3.771% 10/25/35(c)	9,229,388
7,880,345	3.920% 07/25/35(c)	7,882,236
7,614,877	3.920% 08/25/35(c)	7,615,791
10,581,109	3.950% 08/25/35(c)	10,583,542
7,591,695	3.990% 08/25/35(a)(c)	7,594,277
1,762,478	First Alliance Mortgage Loan Trust 7.625% 07/25/25	1,758,140
360,393	First Plus Home Loan Trust (b)05/10/24 (7.720% 11/10/05)	361,273
	Ford Credit Auto Owner Trust
5,000,000	3.160% 08/15/07	4,942,850
1,955,345	3.818% 01/15/07(c)	1,955,188
3,500,000	Gracechurch Card Funding PLC 4.076% 02/17/09	3,502,520
6,889,984	Green Tree Mortgage Loan Trust 3.980% 12/25/32(a)(c)	6,889,984
3,095,586	GSAMP Trust 4.000% 11/25/34(c)	3,096,546
	Harley-Davidson Motorcycle Trust
13,441	1.340% 01/15/08	13,431
381,119	1.890% 02/15/11	373,889
2,045,070	2.180% 01/15/09	2,020,836
2,143,341	2.960% 02/15/12	2,088,278
5,693,119	Home Equity Asset Trust 3.920% 08/25/35(c)	5,694,257
	Honda Auto Receivables Owner Trust
1,195,094	1.690% 02/21/07	1,189,262
197,343	1.920% 11/20/06	197,190
1,943,919	Household Automotive Trust 2.310% 04/17/08	1,930,837
3,149,027	Irwin Home Equity 4.000% 09/25/17(c)	3,149,342
14,165,186	Keycorp Student Loan Trust 3.960% 07/25/29(c)	14,209,381
4,967,880	Long Beach Mortgage Loan Trust 3.910% 04/25/35(c)	4,968,973

See Accompanying Notes to Financial Statements.

22

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Asset-backed securities - (continued)
$31,312	MMCA Automobile Trust 5.750% 06/15/07	$31,322
9,056,047	Money Store Home Equity Trust 3.918% 08/15/29(c)	9,044,365
	Morgan Stanley ABS Capital
6,214,220	3.910% 02/25/35(c)	6,215,774
7,058,022	3.920% 03/25/35(c)	7,059,998
5,170,498	4.010% 05/25/34(c)	5,171,687
4,339,446	Oncor Electric Delivery Transition Bond Co. 2.260% 02/15/09	4,278,043
10,205,573	Onyx Acceptance Auto Trust 3.380% 01/15/08	10,178,324
	Popular ABS Mortgage Pass-Through Trust
12,607,214	3.920% 04/25/35(c)	12,609,988
7,243,519	3.930% 07/25/35(c)	7,240,477
	Rennaisance Home Equity Loan Trust
11,313,894	3.940% 08/25/35(c)	11,317,741
7,958,262	3.950% 05/25/35(c)	7,960,570
7,249,926	3.960% 05/25/35(c)	7,250,941
1,723,209	Residential Asset Mortgage Products, Inc. 4.000% 08/25/22(c)	1,723,175
1,783,574	Securitized Asset Backed Receivables LLC Trust 4.080% 02/25/34(c)	1,789,728
	SLM Student Loan Trust
9,000,000	3.660% 01/25/13(c)	8,991,540
3,942,129	3.680% 10/25/12(c)	3,942,129
9,836,899	3.680% 04/25/14(c)	9,843,210
3,168,968	3.690% 01/25/13(c)	3,171,947
11,937,637	3.760% 04/25/17(c)	11,963,422
9,247,269	3.810% 01/25/12(c)	9,274,169
3,841,131	Structured Asset Investment Loan Trust 3.950% 03/25/35(c)	3,841,937
9,585,000	Volkswagen Auto Lease Trust 3.940% 10/20/10	9,549,056
	WFS Financial Owner Trust
287,331	1.510% 07/20/07	287,041
2,593,920	2.340% 08/22/11	2,542,224
	Total asset-backed securities (Cost of $320,268,406)	319,745,856

Par		Value
	Collateralized mortgage obligations - 6.6%
	Collateralized mortgage obligations - 6.3%
	Agency - 1.9%
	Federal Home Loan Mortgage Corp.
$10,000,000	4.000% 11/15/16	$9,631,742
7,002,000	4.500% 03/15/18	6,884,476
	Federal National Mortgage Association
8,781,320	5.500% 08/25/17	8,927,800
8,178,200	6.000% 04/25/17	8,505,341
2,157	8.250% 03/25/06	2,162
		33,951,521
	Non-agency - 4.4%
	Bear Stearns Alt-A Trust
4,226,674	4.180% 10/25/33(c)	4,350,981
8,031,118	4.110% 01/25/35(c)	8,039,551
9,459,947	Countrywide Alternative Loan Trust 5.250% 08/25/35	9,484,070
7,841,608	Homebanc Mortgage Trust 4.080% 03/25/35(c)	7,854,781
8,631,260	IMPAC CMB Trust 4.090% 04/25/35(c)	8,640,841
7,000,000	IMPAC Secured Assets Common Owner Trust 4.100% 02/25/35(c)	7,008,540
7,235,947	MLCC Mortgage Investors, Inc. 4.060% 03/25/30(c)	7,227,987
17,849,770	Specialty Underwriting & Residential Finance 3.920% 03/25/36(c)	17,854,768
9,655,066	WAMU Alternative Mortgage Pass-Through Certificates 5.500% 07/25/35	9,656,515
		80,118,034
	Commercial mortgage- backed securities - 0.3%
48,134,594	GMAC Commercial Mortgage Securities, Inc., Interest Only 1.570% 07/15/29(c)	2,088,560
76,780,141	Merrill Lynch Mortgage Investors, Inc., Interest Only 1.038% 12/15/30(c)	2,772,531
		4,861,091
	Total Collateralized Mortgage Obligations (Cost of $121,920,139)	118,930,646

See Accompanying Notes to Financial Statements.

23

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Convertible bond - 0.0%
	Communications - 0.0%
	Telecommunication services - 0.0%
$485,000	Nortel Networks Corp. 4.250% 09/01/08	$458,766
	Total convertible bond (Cost of $453,900)	458,766
	Short-term obligations - 7.8%
	Repurchase agreement - 4.0%
72,649,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Agency Obligation maturing 03/08/12, market value of $74,102,044 (repurchase proceeds $72,671,400)	72,649,000
	U.S. government obligations - 3.8%
69,000,000	Federal Home Loan Bank, Discount Notes 3.660% 10/14/05	68,908,805
	Total short-term obligation (Cost of $141,557,805)	141,557,805
Total investments (Cost of $2,146,845,924)(h)	118.3%	2,145,214,311
Other assets and liabilities, net	(18.3)%	(332,493,121)
Net assets	100.0%	$1,812,721,190

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $84,449,658, which represents 4.7% of net assets.

(b)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(d)  Payment-in-kind securities.

(e)  Security, or a portion thereof, purchased on a delayed delivery basis.

(f)  Security pledged as collateral for open futures contracts and TBA's.

(g)  Zero coupon bond.

(h)  Cost for federal income tax purposes is $2,146,845,924.

Acronym	Name
AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

USD	United States Dollar

At September 30, 2005, the fund held the following sectors:

Sector	% of Net Assets
Corporate fixed-income bonds & notes	35.4%
Mortgage-backed securities	30.2
Government agencies & obligations	20.7
Asset-backed securities	17.6
Collateralized mortgage obligations	6.6
Convertible bond	0.0 *
Short-term obligations	7.8
Other assets & liabilities, net	(18.3)
100.0%

*  Amount represents less than 0.01%.

At September 30, 2005, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
5-Year U.S. Treasury Notes	80	$8,548,750	$8,605,625	Dec-2005	$(56,875)
U.S. Treasury Bonds	150	17,160,937	17,642,578	Dec-2005	(481,641)
2-Year U.S. Treasury Notes	95	19,559,609	19,638,281	Dec-2005	(78,672)
					$(617,188)

See Accompanying Notes to Financial Statements.

24

Columbia Total Return Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the following forward foreign currency contracts were outstanding:

Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized appreciation (depreciation)
Contracts to Sell
Expiring October 19, 2005 Euro		1,800,000	$2,200,842	$2,172,406	$28,436
Expiring October 20, 2005	Euro	725,000	887,523	875,038	12,485
Expiring October 27, 2005	Euro	114,000	137,892	137,638	254
Expiring October 31, 2005	Euro	755,000	907,963	911,725	(3,762)
Expiring October 26, 2005	NOK	4,400,000	685,358	673,872	11,486
Expiring October 17, 2005	SEK	1,000,000	131,752	129,477	2,275
Net unrealized appreciation					$51,174

See Accompanying Notes to Financial Statements.

25

Columbia Short Term Bond Fund

Investment portfolio  September 30, 2005 (unaudited)

Par		Value
	Corporate fixed-income bonds & notes - 33.3%
	Basic materials - 0.4%
	Chemicals - 0.2%
$2,500,000	Equistar Chemicals LP 6.500% 02/15/06	$2,503,125
	Forest products & paper - 0.2%
4,000,000	International Paper Co. 4.250% 01/15/09	3,907,080
		6,410,205
	Communications - 3.7%
	Media - 0.9%
2,510,000	Comcast Cable Communications, Inc. 6.375% 01/30/06	2,525,939
1,875,000	Jones Intercable, Inc. 7.625% 04/15/08	1,995,431
2,750,000	Lenfest Communications, Inc. 8.375% 11/01/05	2,758,195
	Time Warner, Inc.
2,460,000	6.125% 04/15/06	2,481,131
4,641,000	8.110% 08/15/06	4,774,290
		14,534,986
	Telecommunication services - 2.8%
5,450,000	Deutsche Telekom International Finance BV 8.000% 06/15/10	6,156,483
2,225,000	GTE Southwest, Inc. 6.000% 01/15/06	2,234,835
5,970,000	New Cingular Wireless Services, Inc 7.500% 05/01/07	6,229,755
10,000,000	SBC Communications, Inc. 5.750% 05/02/06	10,077,000
3,750,000	Sprint Capital Corp. 6.375% 05/01/09	3,935,887
	Verizon Global Funding Corp.
6,000,000	7.250% 12/01/10	6,624,780
600,000	7.600% 03/15/07	625,314
10,100,000	Vodafone Group PLC 7.750% 02/15/10	11,260,793
		47,144,847
		61,679,833
	Consumer cyclical - 3.1%
	Auto manufacturers - 0.5%
3,950,000	DaimlerChrysler NA Holding Corp. 4.750% 01/15/08	3,936,096
4,000,000	Toyota Motor Credit Corp. 2.800% 01/18/06	3,984,680
		7,920,776
	Home builders - 0.1%
2,000,000	KB Home 9.500% 02/15/11	2,122,500

Par		Value
	Lodging - 0.6%
$2,000,000	Ameristar Casinos, Inc. 10.750% 02/15/09	$2,140,000
2,000,000	Harrah's Operating Co., Inc. 7.875% 12/15/05	2,012,500
1,500,000	ITT Corp. 6.750% 11/15/05	1,503,750
1,500,000	MGM Mirage 7.250% 10/15/06	1,530,000
2,895,000	Park Place Entertainment Corp. 7.875% 12/15/05	2,913,094
		10,099,344
	Retail - 1.8%
5,000,000	Home Depot, Inc. 5.375% 04/01/06	5,027,550
1,675,000	Lowe's Companies, Inc. 7.500% 12/15/05	1,685,150
6,000,000	Target Corp. 5.950% 05/15/06	6,059,820
16,485,000	Wal-Mart Stores, Inc. 4.000% 01/15/10	16,062,984
		28,835,504
	Toys/games/hobbies - 0.1%
2,306,000	Hasbro, Inc. 5.600% 11/01/05	2,308,883
		51,287,007
	Consumer non-cyclical - 4.4%
	Beverages - 1.4%
10,300,000	Bottling Group LLC 2.450% 10/16/06	10,099,047
1,275,000	Coca-Cola Enterprises, Inc. 5.750% 11/01/08	1,317,547
2,000,000	Constellation Brands, Inc. 8.625% 08/01/06	2,030,000
10,000,000	Diageo Capital PLC 3.500% 11/19/07	9,773,300
		23,219,894
	Cosmetics/personal care - 0.4%
6,675,000	Procter & Gamble Co. 4.750% 06/15/07	6,706,773
	Food - 1.0%
	General Mills, Inc.
1,800,000	2.625% 10/24/06	1,764,270
5,710,000	5.125% 02/15/07	5,749,913
	Kroger Co.
1,585,000	7.650% 04/15/07	1,650,239
2,860,000	7.800% 08/15/07	3,009,120
3,725,000	Safeway, Inc. 4.950% 08/16/10	3,629,752
		15,803,294
	Healthcare products - 0.4%
7,500,000	Baxter FinCo BV 4.750% 10/15/10(a)	7,445,677

See Accompanying Notes to Financial Statements.

26

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Healthcare services - 0.5%
$5,415,000	UnitedHealth Group, Inc. 3.375% 08/15/07	$5,301,393
3,000,000	WellPoint, Inc. 6.375% 06/15/06	3,039,180
		8,340,573
	Household products/ wares - 0.2%
3,275,000	Fortune Brands, Inc. 2.875% 12/01/06	3,213,234
	Pharmaceuticals - 0.5%
5,000,000	Abbott Laboratories 5.625% 07/01/06	5,042,800
3,000,000	GlaxoSmithKline Capital PLC 2.375% 04/16/07	2,904,360
		7,947,160
		72,676,605
	Energy - 1.3%
	Oil & gas - 1.3%
7,850,000	ChevronTexaco Capital Co. 3.500% 09/17/07	7,705,403
5,825,000	Devon Energy Corp. 2.750% 08/01/06	5,740,421
1,725,000	Marathon Oil Corp. 5.375% 06/01/07	1,743,457
5,550,000	USX Corp. 6.850% 03/01/08	5,812,737
		21,002,018
	Financials - 15.1%
	Banks - 3.9%
9,500,000	Bank One N.A. 5.500% 03/26/07	9,633,285
7,266,000	Fifth Third Bank 2.700% 01/30/07	7,095,758
	Marshall & Ilsley Corp.
2,670,000	4.375% 08/01/09	2,643,887
5,000,000	5.750% 09/01/06	5,044,850
	US Bancorp
11,000,000	2.750% 03/30/06	10,925,420
3,250,000	3.125% 03/15/08	3,146,715
	Wachovia Corp.
3,720,000	3.500% 08/15/08	3,615,989
10,000,000	3.625% 02/17/09	9,700,000
13,000,000	Wells Fargo & Co. 3.874% 03/10/08(c)	12,997,140
		64,803,044
	Diversified financial services - 9.0%
2,500,000	American Express Credit Corp. 3.000% 05/16/08	2,401,750
	American General Finance Corp.
3,000,000	3.000% 11/15/06	2,951,160
6,125,000	5.875% 07/14/06	6,192,620

Par		Value
	Diversified financial services - (continued)
	Bear Stearns Companies, Inc.
$4,500,000	3.000% 03/30/06	$4,471,875
1,100,000	6.500% 05/01/06	1,112,925
3,800,000	Capital One Bank 4.875% 05/15/08	3,812,084
	Caterpillar Financial Services Corp.
1,850,000	3.625% 11/15/07	1,814,535
8,000,000	5.950% 05/01/06	8,073,040
	CIT Group, Inc.
1,700,000	4.125% 02/21/06	1,699,218
4,000,000	5.500% 11/30/07	4,071,400
	Citigroup, Inc.
10,000,000	5.500% 08/09/06	10,086,100
6,700,000	6.750% 12/01/05	6,730,150
	Countrywide Home Loans, Inc.
500,000	2.875% 02/15/07	488,240
7,000,000	4.125% 09/15/09	6,796,230
5,480,000	Credit Suisse First Boston USA, Inc. 4.875% 08/15/10	5,486,576
11,000,000	General Electric Capital Corp. 6.500% 12/10/07	11,440,440
8,560,000	Goldman Sachs Group, Inc. 4.125% 01/15/08	8,481,334
10,725,000	Household Finance Corp. 6.400% 06/17/08	11,189,178
5,855,000	John Deere Capital Corp. 4.625% 04/15/09	5,849,145
2,500,000	JPMorgan Chase & Co. 3.800% 10/02/09	2,418,450
9,500,000	Lehman Brothers Holdings, Inc. 4.000% 01/22/08	9,388,375
8,000,000	Merrill Lynch & Co., Inc. 4.125% 01/15/09	7,850,400
9,400,000	Morgan Stanley 3.875% 01/15/09	9,171,486
1,525,000	Pitney Bowes Credit Corp. 5.750% 08/15/08	1,574,639
12,000,000	USA Education, Inc. 5.625% 04/10/07	12,196,800
4,000,000	Wells Fargo Financial, Inc. 4.875% 06/12/07	4,022,760
		149,770,910
	Insurance - 0.7%
1,500,000	Allstate Financial Global Funding 6.150% 02/01/06(a)	1,508,625
2,450,000	Allstate Financial Global Funding II 2.625% 10/22/06(a)	2,399,922
2,010,000	Genworth Financial, Inc. 4.750% 06/15/09	2,008,131

See Accompanying Notes to Financial Statements.

27

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Insurance - (continued)
$699,000	Hartford Financial Services Group, Inc. 2.375% 06/01/06	$689,829
5,000,000	Prudential Insurance Co. of America 6.375% 07/23/06(a)	5,074,150
		11,680,657
	Real Estate - 0.4%
6,315,000	Security Capital Group, Inc. 7.150% 06/15/07	6,586,419
	Real estate investment trusts - 0.2%
3,420,000	American Health Properties 7.500% 01/15/07	3,532,928
	Savings & loans - 0.9%
8,855,000	Washington Mutual, Inc. 4.200% 01/15/10	8,655,939
5,750,000	World Savings Bank 4.125% 03/10/08	5,687,440
		14,343,379
		250,717,337
	Industrials - 2.5%
	Aerospace & defense - 0.6%
1,820,000	Boeing Co. 8.100% 11/15/06	1,891,781
8,475,000	United Technologies Corp. 4.875% 11/01/06	8,494,408
		10,386,189
	Auto manufacturers - 0.5%
8,760,000	Ford Motor Credit Co. 7.375% 10/28/09	8,500,354
	Environmental control - 0.3%
1,430,000	USA Waste Services, Inc. 7.125% 10/01/07	1,494,507
3,000,000	Waste Management, Inc. 7.375% 08/01/10	3,292,830
		4,787,337
	Miscellaneous manufacturing - 0.1%
1,620,000	Honeywell International, Inc. 5.125% 11/01/06	1,632,182
	Packaging & containers - 0.2%
2,594,000	Ball Corp. 7.750% 08/01/06	2,639,395
	Transportation - 0.8%
910,000	Canadian National Railway Co. 6.450% 07/15/06(c)	923,022

Par		Value
	Transportation - (continued)
$6,450,000	CSX Corp. 6.750% 03/15/11	$6,994,574
5,325,000	Union Pacific Corp. 3.875% 02/15/09	5,177,444
		13,095,040
		41,040,497
	Technology - 0.8%
	Computers - 0.8%
5,000,000	Hewlett-Packard Co. 5.500% 07/01/07	5,080,150
	International Business Machines Corp.
2,700,000	2.375% 11/01/06	2,643,948
5,000,000	4.875% 10/01/06	5,020,500
		12,744,598
	Utilities - 2.0%
	Electric - 1.4%
3,000,000	Center Point Bank Loan 12.92% 11/11/05(b)	3,037,500
5,350,000	Exelon Generation Co. 6.950% 06/15/11	5,806,997
6,900,000	Scottish Power PLC 4.910% 03/15/10	6,884,613
	Virginia Electric & Power Co.
3,400,000	5.375% 02/01/07	3,430,192
3,562,000	5.750% 03/31/06	3,584,868
		22,744,170
	Gas - 0.6%
6,525,000	Kinder Morgan Energy Partners LP 6.750% 03/15/11	7,038,061
3,810,000	Sempra Energy 4.750% 05/15/09	3,785,425
		10,823,486
		33,567,656
	Total corporate fixed-income bonds & notes (Cost of $559,751,212)	551,125,756
	Asset-backed securities - 21.4%
11,003,636	Aames Mortgage Investment Trust 4.170% 01/25/35(c)	11,022,232
82,807	ABFS Mortgage Loan Trust (d)12/15/33 (4.428% 10/15/05)	81,437
9,180	Advanta Mortgage Loan Trust 7.750% 10/25/26	9,193
4,051,790	American Express Credit Account Master Trust 1.690% 01/15/09	3,976,913
987,672	AmeriCredit Automobile Receivables Trust 5.370% 06/12/08	987,908

See Accompanying Notes to Financial Statements.

28

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Asset-backed securities - (continued)
	Amresco Residential Securities Mortgage Loan Trust
$49,605	4.250% 06/25/27(c)	$49,616
170,910	4.310% 07/25/28(c)	172,373
14,806,846	Bear Stearns Asset Backed Securities, Inc. 3.940% 06/25/35(c)	14,810,547
	BMW Vehicle Owner Trust
842,247	1.940% 02/25/07	841,051
2,000,000	2.530% 02/25/08	1,975,600
	Chase Manhattan Auto Owner Trust
1,064,604	1.520% 05/15/07	1,060,899
8,922,233	2.080% 05/15/08	8,821,234
1,206,386	2.260% 11/15/07	1,199,341
3,953,084	2.570% 02/16/10	3,851,806
459,498	4.240% 09/15/08	459,291
2,482,649	CIT Equipment Collateral 2.200% 03/20/08	2,446,629
	Citibank Credit Card Issuance Trust
5,000,000	2.500% 04/07/08	4,956,900
5,575,000	5.650% 06/16/08	5,624,116
1,250,000	6.900% 10/15/07	1,251,013
	Cityscape Home Equity Loan Trust (d)07/25/28
182,440	(7.380% 10/25/05)	182,183
46,763	7.410% 05/25/28	46,701
	Countrywide Asset-Backed Certificates
6,249,899	3.920% 08/25/35(c)	6,250,649
15,204,926	3.930% 07/25/35(c)	15,208,271
13,836,834	3.950% 08/25/35(c)	13,840,017
20,000,000	3.969% 02/25/36(c)	20,000,000
21,350,000	4.018% 02/25/36(c)	21,350,000
2,365,000	Credit-Based Asset Servicing and Securitization Corp. (d)12/25/35
	(4.134% 10/25/05)	2,322,832
	Daimler Chrysler Auto Trust
5,000,000	2.580% 04/08/09	4,889,500
2,152,297	4.490% 10/06/08	2,153,975
8,500,000	Discover Card Master Trust 5.750% 12/15/08	8,584,235
736,075	Educap, Inc. 4.076% 09/20/15(c)	741,816
	First Alliance Mortgage Loan Trust
201,120	6.680% 06/25/25	200,620
679,982	8.225% 09/20/27	680,512
10,659,083	First Franklin Mortgage Loan Asset Backed Certificates 3.841% 03/25/25(c)	10,663,453
102,574	First Plus Home Loan Trust (d)05/10/24
	(7.720% 11/10/05)	102,824

Par		Value
	Asset-backed securities - (continued)
$488,836	Ford Credit Auto Owner Trust 3.818% 01/15/07(c)	$488,797
1,900,000	GMAC Mortgage Corporation Loan Trust 3.970% 09/25/34(c)	1,844,159
6,889,984	Green Tree Mortgage Loan Trust 3.980% 12/25/32(a)(c)	6,889,984
	GSAA Home Equity Trust
1,090,000	4.220% 08/25/34(c)	1,075,340
1,900,000	4.736% 06/25/34(c)	1,877,694
6,191,173	GSAMP Trust 4.000% 11/25/34(c)	6,193,092
1,969,699	Harley-Davidson Motorcycle Trust 3.090% 06/15/10	1,935,958
	Honda Auto Receivables Owner Trust
197,343	1.920% 11/20/06	197,190
4,000,000	2.790% 03/16/09	3,926,000
	IMC Home Equity Loan Trust
104,935	7.080% 08/20/28	104,730
100,617	7.310% 11/20/28	100,598
586,757	7.500% 04/25/26	591,382
524,587	7.520% 08/20/28	524,079
4,102,084	Irwin Home Equity 4.000% 09/25/17(c)	4,102,494
5,000,000	John Deere Owner Trust 2.320% 12/17/07	4,924,982
	KeyCorp Student Loan Trust
12,080,000	3.960% 10/25/25(c)	12,170,962
3,069,949	4.398% 01/27/23(a)(c)	3,091,776
8,100,000	Long Beach Auto Receivables Trust (d)07/15/10
	(2.841% 11/15/05)	7,878,870
5,000,000	MBNA Credit Card Master Note Trust 6.550% 12/15/08	5,065,450
45,308	MMCA Automobile Trust 5.750% 06/15/07	45,323
	Morgan Stanley ABS Capital
8,699,908	3.910% 02/25/35(c)	8,702,083
4,425,841	4.010% 05/25/34(c)	4,426,859
	Nissan Auto Receivables Owner Trust
882,819	1.510% 08/15/07	878,643
1,500,000	2.610% 07/15/08	1,479,420
2,453,032	3.330% 01/15/08	2,440,251
5,285,841	Novastar Home Equity Loan 4.220% 05/25/33(c)	5,311,636
	Residential Asset Mortgage Products, Inc.
11,407,533	3.930% 03/25/35(c)	11,408,674
34,000,000	3.960% 09/25/35(c)	33,989,375
930,000	3.981% 04/25/29	908,945
2,096,313	4.170% 03/25/33(c)	2,089,605
953,904	4.378% 09/25/33(c)	958,407

See Accompanying Notes to Financial Statements.

29

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
Asset-backed securities - (continued)
	Residential Funding Mortgage Securities II, Inc. (d)07/25/28
$2,180,000	(4.760% 10/25/05)	$2,096,702
103,114	4.120% 08/25/33(c)	103,301
	SLM Student Loan Trust
642,760	4.118% 01/25/10(c)	643,002
6,030,000	4.568% 07/25/11(c)	6,032,412
8,950,000	4.568% 01/25/13(c)	9,203,649
3,512,338	Terwin Mortgage Trust 4.280% 07/25/34(c)	3,541,034
4,000,000	Toyota Auto Receivables Owner Trust 2.200% 03/15/10	3,954,520
	WFS Financial Owner Trust
20,700,000	2.810% 08/22/11	20,251,431
1,895,000	3.540% 11/21/11	1,863,335
	Total asset-backed securities (Cost of $356,002,402)	354,127,831
	Mortgage-backed securities - 16.8%
	Agency collateralized mortgage obligations - 5.1%
	Federal home loan mortgage corp.
1,672,152	3.000% 06/15/09	1,665,091
28,670,000	4.000% 07/15/14	28,232,467
3,980,000	4.000% 09/15/15	3,901,300
15,460,000	4.000% 10/15/26	15,205,242
16,799,568	5.500% 11/15/21	16,997,739
1,453,370	5.500% 01/15/23	65,300
1,544,880	5.500% 05/15/27	104,357
812,835	6.000% 06/15/31	823,728
189,789	7.000% 06/15/22	189,529
15,513	8.500% 09/15/06	15,495
	Federal National Mortgage Association
1,295,000	(e)05/25/23	1,023,966
1,694,244	4.380% 09/25/18(c)	1,695,779
5,120,305	5.000% 04/25/31	5,105,412
89,182	6.000% 01/25/16	89,127
5,202	8.000% 10/25/06	5,254
	Government National Mortgage Association
3,000,194	3.500% 12/20/26	2,986,033
614,487	5.000% 05/16/27	608,357
515,990	Small Business Administration 2.375% 06/25/22(c)	515,791
4,910,944	Small Business Administration Participation Certificates 4.880% 11/01/24	4,920,264
		84,150,231

Par		Value
	Mortgage-backed securities - 11.7%
	Federal Home Loan Mortgage Corp.
$5,342,928	4.000% 05/01/11	$5,244,271
24,699,324	4.000% 06/01/11	24,243,000
8,004,375	4.500% 10/01/14	7,856,379
11,666,415	4.500% 10/01/14	11,450,711
4,748,735	5.000% 09/01/19	4,737,986
4,233,776	5.000% 04/01/20	4,224,058
4,014,627	5.000% 07/01/20	4,005,412
4,114,820	5.000% 07/01/20	4,105,375
1,444,701	5.000% 07/01/20	1,441,385
236,388	5.000% 07/01/20	235,846
3,550,128	5.000% 08/01/20	3,541,979
2,086,650	5.000% 09/01/20	2,081,861
233,140	5.500% 05/01/17	236,640
847,468	5.500% 09/01/17	860,192
4,122,658	5.500% 12/01/17	4,184,554
19,052	5.500% 01/01/19	19,336
722,724	5.500% 07/01/19	733,510
51,417	6.000% 10/01/06	51,866
122,457	6.000% 03/01/17	125,864
123,893	6.000% 04/01/17	127,341
359,070	6.000% 08/01/17	369,062
384	7.000% 05/01/19	389
184,429	7.500% 09/01/15	194,747
105,183	8.500% 07/01/30	114,311
	Federal National Mortgage Association
4,370,482	4.500% 11/01/14	4,319,477
3,636,026	4.500% 12/01/19	3,563,069
1,169,898	4.500% 01/01/20	1,146,009
3,853,536	4.500% 01/01/20	3,774,846
3,846,962	4.500% 02/01/20	3,768,406
2,389,945	4.500% 04/01/20	2,341,142
3,879,372	4.500% 04/01/20	3,800,154
1,472,345	4.500% 07/01/20	1,442,280
932,881	5.000% 08/01/19	930,756
11,285,114	5.000% 11/01/19	11,259,412
2,973,344	5.000% 11/01/19	2,966,572
768,215	5.000% 03/01/20	766,452
966,999	5.000% 03/01/20	964,779
6,785,765	5.000% 04/01/20	6,770,190
6,755,688	5.000% 04/01/20	6,740,182
3,747,785	5.000% 05/01/20	3,739,183
5,901,013	5.000% 05/01/20	5,887,468
770,899	5.000% 06/01/20	769,130
3,967,477	5.000% 08/01/20	3,958,371
2,977,518	5.000% 08/01/20	2,970,683
2,896,502	5.500% 02/01/18	2,939,578
287,911	6.000% 03/01/09	291,738
68,507	6.000% 05/01/09	69,418
143,498	6.000% 01/01/14	147,633
701,794	6.000% 02/01/17	722,007
303,230	6.000% 05/01/17	311,964

See Accompanying Notes to Financial Statements.

30

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Mortgage-backed securities - (continued)
$63,582	6.500% 03/01/12	$65,770
29,789	6.500% 07/01/32	30,693
32,232	7.500% 11/01/09	32,659
124,048	7.500% 08/01/15	131,197
158,174	8.000% 05/01/15	169,601
46,241	8.000% 08/01/30	49,439
56,044	8.000% 05/01/31	59,920
80,124	8.000% 07/01/31	85,654
741,561	9.000% 04/01/16	785,222
	TBA:
15,000,000	4.500% 10/18/20(f)	14,685,930
15,000,000	5.500% 10/18/20(f)	15,215,625
	Government National Mortgage Association
2,060,559	4.375% 04/20/22(c)	2,073,838
1,418,634	4.375% 04/20/22(c)	1,427,771
1,174,850	4.375% 06/20/29(c)	1,183,257
124,598	6.500% 09/15/13	129,738
5,949	6.500% 03/15/32	6,190
580,956	6.500% 11/15/33	604,496
122,254	7.000% 11/15/13	128,367
23,373	7.000% 04/15/29	24,593
125,188	7.000% 04/15/29	131,724
5,913	7.000% 08/15/29	6,222
		193,574,880
	Total mortgage-backed securities (Cost of $281,118,038)	277,725,111
	Collateralized mortgage obligations - 14.2%
	Collateralized mortgage obligations - 11.3%
	Non-agency - 11.3%
1,439,828	Bank of America Mortgage Securities 5.250% 02/25/18(g)	1,433,176
3,583,400	Bear Stearns Adjustable Rate Mortgage Trust 3.515% 06/25/34(c)	3,486,863
	Countrywide Alternative Loan Trust
1,280,722	4.230% 03/25/34(c)	1,279,593
11,769,487	5.250% 08/25/35	11,799,499
14,000,000	5.500% 10/25/35	14,118,160
	Countrywide Home Loan Mortgage Pass Through Trust
138,920	4.230% 08/25/18(c)	138,234
5,754,417	4.330% 03/25/34(c)	5,759,653
420,888	5.000% 01/25/18	419,760
32,745,052	5.500% 09/25/35	32,951,019
21,066,072	CS First Boston Mortgage Securities Corp. 5.500% 09/25/35	21,170,029
	First Horizon Asset Securities, Inc.
2,044,312	4.280% 06/25/18(c)	2,052,571
5,788,398	4.330% 03/25/18(c)	5,817,051

Par		Value
	Non-agency - (continued)
$3,781,554	GMAC Mortgage Corporation Loan Trust 4.330% 05/25/18(c)	$3,784,239
14,071,882	IMPAC CMB Trust 4.150% 03/25/35(c)	14,088,346
22,000,000	IMPAC Secured Assets Common Owner Trust 4.100% 02/25/35(c)	22,026,840
15,155,235	Mortgage IT Trust 4.200% 12/25/34(c)	15,156,750
49,523	Ocwen Residential MBS Corp. 7.000% 10/25/40(a)	49,581
7,464	PNC Mortgage Securities Corp. (e)04/28/27	7,065
105,233	Residential Accredit Loans, Inc. 4.430% 07/25/32(c)	105,337
8,380,149	Residential Funding Mortgage Securities I, Inc. 4.230% 07/25/18(c)	8,392,133
459,773	SACO I, Inc. 7.000% 08/25/36(a)	461,383
64,976	Sears Corp. 8.500% 04/01/17	64,918
	Structured Asset Securities Corp.
431,110	5.500% 05/25/33	425,876
300,256	5.500% 07/25/33	301,261
3,136,397	5.750% 04/25/33	3,114,838
3,042,892	Wamu Alternative Mortgage Pass-Through Cerificates 4.330% 06/25/18(c)	3,058,532
	Washington Mutual Mortgage Securities Corp.
3,497,838	4.330% 03/25/18(c)	3,515,572
4,060,000	5.500% 10/25/35	4,070,962
	Wells Fargo Mortgage Backed Securities
3,449,199	4.500% 08/25/18	3,376,041
5,053,476	5.250% 08/25/33	5,060,905
		187,486,187
	Commercial mortgage-backed securities - 2.9%
1,820,000	Citigroup Commercial Mortgage Trust 4.733% 10/15/41	1,791,208
22,335,512	CS First Boston Mortgage Securities Corp. 6.480% 05/17/40	23,126,859
12,009,158	LB-UBS Commercial Mortgage Trust 5.642% 12/15/25	12,190,616
15,106,431	Merrill Lynch Mortgage Investors, Inc., Interest Only 1.042% 12/15/30(c)	545,493
2,630,000	Nationslink Funding Corp. 6.888% 11/10/30	2,719,578
2,875,736	PNC Mortgage Acceptance Corp. 5.910% 03/12/34	2,933,797

See Accompanying Notes to Financial Statements.

31

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Commercial mortgage-backed securities - (continued)
$4,289,514	Prudential Securities Secured Financing Corp. 6.480% 11/01/31	$4,431,754
		47,739,305
	Total collateralized mortgage obligations (Cost of $236,501,310)	235,225,492
	Government agencies & obligations - 10.9%
	Foreign government obligations - 1.9%
1,000,000	Government of Canada 6.750% 08/28/06	1,022,100
450,000	Morocco Government AID Bond 4.000% 05/01/23(c)	446,985
3,500,000	Province of Ontario 3.500% 09/17/07	3,437,735
	Province of Quebec
3,368,000	5.500% 04/11/06	3,389,690
1,100,000	6.500% 01/17/06	1,107,205
5,000,000	7.000% 01/30/07	5,162,700
1,950,000	Republic of Italy 2.500% 03/31/06	1,932,548
5,000,000	Swedish Export Credit 2.875% 01/26/07	4,913,550
10,000,000	United Mexican States 4.625% 10/08/08	9,950,000
		31,362,513
	U.S. government agencies & obligations - 9.0%
	Federal Farm Credit Bank
700,000	2.625% 09/17/07	677,715
8,000,000	4.900% 03/21/06	8,026,896
	Federal Home Loan Bank
6,000,000	2.000% 02/13/06	5,955,768
500,000	3.000% 05/15/06	496,134
2,250,000	4.875% 05/15/07	2,266,395
3,500,000	Federal Home Loan Mortgage Corp. 2.125% 11/15/05	3,492,370
	Federal National Mortgage Association
20,400,000	2.375% 02/15/07	19,861,236
5,900,000	5.000% 01/15/07	5,944,651
38,827,663	U.S. Treasury Inflation Index Notes 3.875% 01/15/09	42,121,957
	U.S. Treasury Notes
40,000,000	2.875% 11/30/06	39,426,560
21,215,000	3.000% 11/15/07	20,717,763
		148,987,445
	Total government agencies & obligations (Cost of $181,873,132)	180,349,958

Par		Value
	Short-term obligations - 5.1%
	Repurchase agreement - 3.9%
$64,889,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by U.S. Government Agency Obligations with various maturities to 07/27/15, market value of $66,192,398 (repurchase proceeds $64,909,007)	$64,889,000
	U.S. government agencies & obligations - 1.2%
5,000,000	Federal Home Loan Bank, Discount Notes 3.690% 12/14/05(h)	4,962,383
15,000,000	Federal Home Loan Mortgage Corp., Discount Notes 3.610% 10/18/05(h)	14,974,500
		19,936,883
	Total short-term obligations (Cost of $84,825,883)	84,825,883
Total investments (Cost of $1,700,071,977)(i)	101.7%	1,683,380,031
Other assets and liabilities, net	(1.7)%	(28,874,021)
Net assets	100.0%	$1,654,506,010

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $26,921,098, which represents 1.6% of net assets.

(b)  Loan participation agreement.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(d)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)  Zero coupon bond.

(f)  Security, or a portion thereof, purchased on a delayed delivery basis.

(g)  Investments in affiliates during the six months ended September 30, 2005:

Security Name:	Bank of America Mortgage Securities 5.250% 02/25/18
Par as of 03/31/05:	$-
Par purchased:	$1,499,444
Par sold:	$59,616
Par as of 09/30/05:	$1,439,828
Net realized loss:	$(981)
Interest income earned:	$7,333
Value at end of period:	$1,433,176

See Accompanying Notes to Financial Statements.

32

Columbia Short Term Bond Fund

Investment portfolio (continued)  September 30, 2005 (unaudited)

(h)  Security pledged as collateral for TBA's.

(i)  Cost for federal income tax purposes is $1,700,071,977.

At September 30, 2005, the fund held the following sectors:

Sector	% of Net Assets
Corporate fixed-income bonds & notes	33.3%
Asset-backed securities	21.4
Mortgage-backed securities	16.8
Collateralized mortgage obligations	14.2
Government agencies & obligations	10.9
Short-term obligations	5.1
Other assets & liabilities, net	(1.7)
100.0%

Acronym	Name
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

33

Columbia Intermediate Core Bond Fund

Investment portfolio  September 30, 2005 (unaudited)

		Value
	Investment companies - 100.1%
	Investment in Columbia Master Investment Trust, Intermediate Core Bond Master Portfolio*	$614,081,912
Total investments	100.1%	614,081,912
Total other assets and liabilities (net)	(0.1)%	(704,667)
Net assets	100.0%	$613,377,245

*  The financial statements of the Intermediate Core Bond Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Intermediate Core Bond Fund's financial statements.

At September 30, 2005, the Columbia Intermediate Core Bond Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Corporate fixed-income bonds & notes	51.1%
Government agencies & obligations	30.1
Collateralized mortgage obligations	8.8
Asset-backed securities	6.5
Mortgage-backed securities	2.1
Short-term obligations	3.1
Other assets & liabilities, net	(1.7)
100.0%

34

Columbia High Income Fund

Investment portfolio  September 30, 2005 (unaudited)

		Value
	Investment companies - 100.2%
	Investment in Columbia Master Investment Trust, High Income Master Portfolio*	$974,768,599
Total investments	100.2%	974,768,599
Total other assets and liabilities (net)	(0.2)%	(1,922,773)
Net assets	100.0%	$972,845,826

*  The financial statements of the High Income Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the High Income Fund's financial statements.

At September 30, 2005, the Columbia High Income Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Communications	21.6%
Financials	11.9
Consumer non-cyclical	11.3
Industrials	9.7
Consumer cyclical	9.3
Energy	7.6
Basic materials	7.4
Utilities	6.0
Technology	4.0
Asset-backed securities	0.6
Diversified	0.6
Short-term obligation	8.2
Other assets & liabilities, net	1.8
100.0%

35

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Columbia Total Return Bond Fund(a) ($)		Columbia Short Term Bond Fund(a) ($)	Columbia Intermediate Core Bond Fund(a) ($)		Columbia High Income Fund(a) ($)
Assets:
Unaffiliated investments, at cost	2,146,845,924		1,698,609,439	-		-
Affiliated investments, at cost	-		1,462,538	-		-
Investment in master, at cost	-		-	617,371,183		951,919,820
Unaffiliated investments, at value	2,145,214,311		1,681,946,855	-		-
Affiliated investments, at value	-		1,433,176	-		-
Investment in master, at value	-		-	614,081,912		974,768,599
Cash	2,037,401		-	-		-
Foreign currency (cost of $402,587, -, -, and -, respectively)	400,626		-	-		-
Net unrealized appreciation on foreign forward currency contracts	51,174		-	-		-
Receivable for:
Investments sold	6,276,361		38,043,388	-		-
Capital stock sold	2,343,493		1,793,593	220,234		1,305,089
Interest	17,130,708		11,978,116	-		-
Expense reimbursement due from Investment Advisor	-		17,626	-		-
Deferred Trustees' compensation plan	-		14,915	-		-
Other assets	2,774		3,548	-		-
Total assets	2,173,456,848		1,735,231,217	614,302,146		976,073,688
Liabilities:
Payable to custodian bank	-		93,523	-		-
Payable for:
Investments purchased on a delayed delivery basis	347,029,570		30,172,786	-		-
Investments purchased	9,515,658		42,263,030	-		-
Capital stock redeemed	1,942,957		4,698,595	591,219		2,755,832
Futures variation margin	112,674		-	-		-
Distributions	792,467		2,007,541	-		837
Investment advisory fee	550,752		264,234	-		-
Administration fee	225,610		123,303	17,361		87,231
Transfer agent fee	334,960		170,221	142,633		67,905
Merger costs	-		-	46,550		-
Service and distribution fees	14,494		28,585	13,387		163,289
Trustees' fees	91,119		60,713	37,359		25,351
Custody fee	-		9,367	-		-
Legal fee	50,412		39,553	32,467		46,786
Chief compliance officer expenses and fees	3,301		2,072	1,602		2,109
Deferred Trustees' fees	-		14,915	-		-
Other liabilities	71,684		776,769	42,323		78,522
Total liabilities	360,735,658		80,725,207	924,901		3,227,862
Net assets	1,812,721,190		1,654,506,010	613,377,245		972,845,826
Net assets consist of:
Paid-in capital	1,809,760,941		1,678,907,817	620,236,	065	927,768,562
Undistributed (overdistributed) net investment income	(4,096,953)		172,644	168,752		(502,418)
Accumulated net realized gain (loss)	9,298,130		(7,882,505)	(3,738,301)		22,729,775
Unrealized appreciation (depreciation) on:
Investments	(1,631,613)		(16,691,946)	(3,289,271)		22,848,779
Foreign currency translations	(43,30	1)	-	-		1,128
Forward foreign currency exchange contracts	51,174		-	-		-
Futures contracts	(617,188)		-	-		-
Net assets	1,812,721,190		1,654,506,010	613,377,245		972,845,826
Class A:
Net assets	29,854,326		97,082,583	20,443,342		131,161,013
Shares outstanding	3,048,475		9,884,976	2,153,065		14,358,078
Net asset value and redemption price per share(b)	9.79		9.82	9.49		9.13
Maximum sales charge	3.25%		1.00%	3.25%		4.75%
Maximum offering price per share(c)	10.12		9.92	9.81		9.59
Class B:
Net assets	8,228,485		35,237,375	7,754,915		115,267,911
Shares outstanding	839,896		3,590,310	821,166		12,644,867
Net asset value, offering and redemption price per share(b)	9.80		9.81	9.44		9.12
Class C:
Net assets	1,460,081		26,829,292	3,049,115		41,769,930
Shares outstanding	149,103		2,734,676	288,066		4,599,406
Net asset value, offering and redemption price per share(b)	9.79		9.81	10.58		9.08
Class Z:
Net assets	1,773,178,298		1,495,356,760	582,129,873		684,646,972
Shares outstanding	180,925,348		152,540,747	61,538,909		74,422,106
Net asset value, offering and redemption price per share	9.80		9.80	9.46		9.20

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(c) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

36

Statements of operations

For the Six Months ended September 30, 2005 (Unaudited)

	Columbia Total Return Bond Fund(a) ($)	Columbia Short Term Bond Fund(a) ($)	Columbia Intermediate Core Bond Fund(a) ($)	Columbia High Income Fund(a) ($)
Net investment income
Income
Dividends from affiliates	1,099,667	648,627	-	-
Interest from affiliates	-	7,333	-	-
Interest	40,004,402	16,548,160	-	-
Securities lending	129,493	10,758	-	-
Foreign taxes withheld	(25,395)	-	-	-
Allocated from master portfolio:
Interest	-	-	13,122,830	39,076,403
Dividends	-	-	-	141,363
Dividends from affiliates	-	-	115,021	584,266
Securities lending	-	-	53,545	133,234
Dollar roll fee income	-	-	17,110	-
Foreign taxes withheld	-	-	(8,907)	(18,770)
Total income	41,208,167	17,214,878	13,299,599	39,916,496
Expenses
Investment advisory fee	3,196,755	1,477,489	-	-
Administration fee	1,394,165	689,495	471,266	909,669
Distribution fee:
Class B	35,012	8,833	31,260	455,452
Class C	5,660	62,000	12,556	167,022
Service fee:
Class A	38,215	45,554	26,255	191,601
Class B	11,676	2,944	10,420	151,817
Class C	1,889	20,671	4,186	55,674
Transfer agent fee	324,015	173,437	97,736	124,751
Trustees' fees	7,210	7,210	3,670	2,861
Custody fee	99,582	38,142	-	-
Merger costs	-	-	46,550	-
Chief compliance officer expenses and fees (See Note 4)	6,183	3,919	3,004	3,998
Non-recurring costs (See Note 9)	345,749	183,307	-	-
Other expenses	191,187	148,022	60,603	99,189
Expenses allocated from Master Portfolio	-	-	1,281,182	3,041,791
Total expenses	5,657,298	2,861,023	2,048,688	5,203,825
Expenses waived/reimbursed by Investment Advisor	-	(98,499)	-	-
Non-recurring costs assumed by Investment Advisor (See Note 9)	(345,749)	(183,307)	-	-
Custody earnings credit	(9,928)	(7,382)	-	-
Net expenses	5,301,621	2,571,835	2,048,688	5,203,825
Net investment income	35,906,546	14,643,043	11,250,911	34,712,671
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains and futures contracts
Net realized gain (loss) on:
Investments	4,618,581	(2,281,999)	-	-
Affiliated Investments	-	(981)	-	-
Foreign currency transactions	146,712	-	-	-
Futures contracts	1,189,714	-	-	-
Allocated from master portfolio:
Investments	-	-	(1,037,495)	9,620,574
Foreign currency transactions	-	-	-	1,460,226
Net realized gain (loss)	5,955,007	(2,282,980)	(1,037,495)	11,080,800
Net change in unrealized appreciation (depreciation) on:
Investments	(318,193)	755,273	-	-
Foreign currency translations	(54,849)	-	-	-
Forward foreign currency exchange contracts	51,174	-	-	-
Futures contracts	(279,851)	-	-	-
Allocated from master portfolio:
Investments	-	-	902,780	(26,738,869)
Foreign currency translations	-	-	-	1,128
Net change in unrealized appreciation (depreciation)	(601,719)	755,273	902,780	(26,737,741)
Net gain (loss)	5,353,288	(1,527,707)	(134,715)	(15,656,941)
Net increase resulting from operations	41,259,834	13,115,336	11,116,196	19,055,730

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

37

Statements of changes in net assets

	Columbia Total Return Bond Fund		Columbia Short Term Bond Fund
	(Unaudited) Six Months ended September 30, 2005(a) ($)	Year ended March 31, 2005 ($)	(Unaudited) Six Months ended September 30, 2005(a) ($)	Year ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations:
Net investment income	35,906,546	68,345,020	14,643,043	26,700,769
Net realized gain (loss) on investments and foreign currency transactions	5,955,007	25,451,822	(2,282,980)	(6,273,894)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and foreign capital gains tax	(601,719)	(65,302,753)	755,273	(21,177,481)
Net increase (decrease) resulting from operations	41,259,834	28,494,089	13,115,336	(750,606)
Distributions to shareholders:
From net investment income:
Class A	(581,766)	(1,148,062)	(507,114)	(1,950,082)
Class B	(142,026)	(298,804)	(25,014)	(21,872)
Class C	(22,982)	(43,650)	(167,291)	(338,814)
Class Z	(36,687,108)	(73,997,430)	(14,041,766)	(24,589,557)
From net realized gains:
Class A	(92,433)	(491,327)	-	(214,896)
Class B	(27,640)	(171,452)	-	(3,156)
Class C	(4,473)	(24,662)	-	(53,662)
Class Z	(5,344,291)	(30,768,228)	-	(1,918,152)
Total distributions to shareholders	(42,902,719)	(106,943,615)	(14,741,185)	(29,090,191)
Net capital share transactions	(88,669,591)	(332,491,167)	672,030,481	(241,432,209)
Net increase (decrease) in net assets	(90,312,476)	(410,940,693)	670,404,632	(271,273,006)
Net assets:
Beginning of period	1,903,033,666	2,313,974,359	984,101,378	1,255,374,384
End of period	1,812,721,190	1,903,033,666	1,654,506,010	984,101,378
Undistributed (overdistributed) net investment income, at end of period	(4,096,953)	3,094,763	172,644	270,786

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Allocated from the Master Portfolio.

See Accompanying Notes to Financial Statements.

38

Statements of changes in net assets (continued)

	Columbia Intermediate Core Bond Fund				Columbia High Income Fund
	(Unaudited) Six Months ended September 30, 2005(a) ($)		Year ended March 31, 2005 ($)		(Unaudited) Six Months ended September 30, 2005(a) ($)		Year ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations:
Net investment income	11,250,911		20,991,321		34,712,671		74,896,709
Net realized gain (loss) on investments and foreign currency transactions	(1,037,495	)(b)	(1,980,829	)(b)	11,080,800	(b)	48,115,497	(b)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and foreign capital gains tax	902,780	(b)	(24,946,051	)(b)	(26,737,741	)(b)	(44,786,407	)(b)
Net increase (decrease) resulting from operations	11,116,196		(5,935,559)		19,055,730		78,225,799
Distributions to shareholders:
From net investment income:
Class A	(355,613)		(685,206)		(5,642,115)		(11,010,808)
Class B	(110,857)		(212,032)		(4,040,549)		(8,473,345)
Class C	(39,743)		(75,496)		(1,480,167)		(3,393,078)
Class Z	(10,891,612)		(19,829,360)		(26,446,042)		(52,058,210)
From net realized gains:
Class A	-		(243,872)		-		(7,995,591)
Class B	-		(102,466)		-		(7,454,188)
Class C	-		(37,460)		-		(3,009,874)
Class Z	-		(6,029,271)		-		(39,037,749)
Total distributions to shareholders	(11,397,825)		(27,215,163)		(37,608,873)		(132,432,843)
Net capital share transactions	(14,314,722)		(64,446,855)		(30,570,384)		(93,903,866)
Net increase (decrease) in net assets	(14,596,351)		(97,597,577)		(49,123,527)		(148,110,910)
Net assets:
Beginning of period	627,973,596		725,571,173		1,021,969,353		1,170,080,263
End of period	613,377,245		627,973,596		972,845,826		1,021,969,353
Undistributed (overdistributed) net investment income, at end of period	168,752		315,666		(502,418)		2,393,784

See Accompanying Notes to Financial Statements.

39

Schedules of capital stock activity

	Columbia Total Return Bond Fund
	(Unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	580,834	5,741,663	1,318,316	13,027,172
Shares issued upon conversion from Class B shares	71,939	709,321	12,819	127,149
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	40,524	399,182	112,418	1,103,169
Redemptions	(746,283)	(7,372,925)	(2,090,639)	(20,658,609)
Net increase (decrease)	(52,986)	(522,759)	(647,086)	(6,401,119)
Class B
Subscriptions	49,196	487,588	54,778	544,487
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	12,066	119,232	38,587	379,685
Shares redeemed upon conversion into Class A shares	(71,866)	(709,321)	(12,819)	(127,149)
Redemptions	(139,141)	(1,374,688)	(420,021)	(4,158,135)
Net increase (decrease)	(149,745)	(1,477,189)	(339,475)	(3,361,112)
Class C (See Note 2)
Subscriptions	12,583	124,198	24,482	240,864
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	1,305	12,895	3,694	38,377
Redemptions	(14,752)	(145,676)	(57,521)	(568,818)
Net increase (decrease)	(864)	(8,583)	(29,345)	(289,577)
Class Z
Subscriptions	10,781,021	106,755,194	21,748,301	216,128,400
Proceeds received in connection with merger	-	-	-	-
Distributions reinvested	1,056,301	10,429,205	1,748,349	17,205,655
Redemptions	(20,623,083)	(203,845,459)	(55,968,385)	(555,773,414)
Net increase (decrease)	(8,785,761)	(86,661,060)	(32,471,735)	(322,439,359)

(a)   On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

40

Schedules of capital stock activity (continued)

	Columbia Short Term Bond Fund
	(Unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	458,882	4,521,346	1,845,990	18,337,194
Shares issued upon conversion from Class B shares	-	-	-	-
Proceeds received in connection with merger	6,699,327	65,937,486	-	-
Distributions reinvested	40,409	397,997	161,166	1,596,977
Redemptions	(1,195,765)	(11,774,109)	(10,255,599)	(101,614,145)
Net increase (decrease)	6,002,853	59,082,720	(8,248,443)	(81,679,974)
Class B
Subscriptions	11,477	106,849	-	36
Proceeds received in connection with merger	3,463,903	34,072,841	-	-
Distributions reinvested	2,150	21,130	2,326	23,006
Shares redeemed upon conversion into Class A shares	-	-	-	-
Redemptions	(37,772)	(371,183)	(28,157)	(278,935)
Net increase (decrease)	3,439,758	33,829,637	(25,831)	(255,893)
Class C (See Note 2)
Subscriptions	62,679	617,540	169,036	1,675,003
Proceeds received in connection with merger	1,240,526	12,195,132	-	-
Distributions reinvested	11,427	112,448	26,204	259,349
Redemptions	(412,151)	(4,053,887)	(1,567,959)	(15,526,009)
Net increase (decrease)	902,481	8,871,233	(1,372,719)	(13,591,657)
Class Z
Subscriptions	12,729,942	125,136,967	29,657,823	293,722,330
Proceeds received in connection with merger	62,543,306	614,518,797	-	-
Distributions reinvested	415,364	4,082,002	674,951	6,673,968
Redemptions	(17,649,299)	(173,490,875)	(45,103,453)	(446,300,983)
Net increase (decrease)	58,039,313	570,246,891	(14,770,679)	(145,904,685)

See Accompanying Notes to Financial Statements.

41

Schedules of capital stock activity

	Columbia Intermediate Core Bond Fund
	(Unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A:
Subscriptions	287,039	2,753,974	623,652	6,022,576
Shares issued upon conversion from Class B shares	11,019	105,451	15,663	151,009
Distributions reinvested	36,577	349,779	82,697	792,079
Redemptions	(422,024)	(4,042,605)	(1,331,378)	(12,857,101)
Net decrease	(87,389)	(833,401)	(609,366)	(5,891,437)
Class B:
Subscriptions	33,633	321,253	74,938	722,827
Distributions reinvested	11,136	105,947	26,349	251,480
Shares redeemed upon conversion into Class A shares	(11,077)	(105,451)	(15,663)	(151,009)
Redemptions	(118,875)	(1,132,121)	(377,339)	(3,620,004)
Net decrease	(85,183)	(810,372)	(291,715)	(2,796,706)
Class C:
Subscriptions	18,140	193,553	51,722	556,105
Distributions reinvested	1,349	14,396	2,894	30,843
Redemptions	(59,732)	(637,754)	(198,201)	(2,124,373)
Net decrease	(40,243)	(429,805)	(143,585)	(1,537,425)
Class Z:
Subscriptions	6,548,927	62,587,800	10,308,244	99,247,691
Distributions reinvested	13,593	129,612	253,585	2,408,731
Redemptions	(7,845,525)	(74,958,556)	(16,187,152)	(155,877,709)
Net decrease	(1,283,005)	(12,241,144)	(5,625,323)	(54,221,287)

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

42

Schedules of capital stock activity (continued)

	Columbia High Income Fund
	(Unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A:
Subscriptions	6,812,973	62,681,355	12,625,390	118,725,633
Shares issued upon conversion from Class B shares	68,953	636,968	29,102	278,353
Distributions reinvested	341,616	3,130,666	1,477,771	13,909,124
Redemptions	(7,370,734)	(67,749,013)	(16,370,900)	(155,165,474)
Net decrease	(147,192)	(1,300,024)	(2,238,637)	(22,252,364)
Class B:
Subscriptions	396,953	3,654,300	1,314,062	12,452,873
Distributions reinvested	242,133	2,214,810	1,049,903	9,835,090
Shares redeemed upon conversion into Class A shares	(69,103)	(636,968)	(29,102)	(278,353)
Redemptions	(1,935,136)	(17,726,864)	(3,136,745)	(29,676,628)
Net decrease	(1,365,153)	(12,494,722)	(801,882)	(7,667,018)
Class C:
Subscriptions	556,171	5,088,013	1,421,677	13,404,790
Distributions reinvested	80,275	731,888	401,059	3,746,598
Redemptions	(1,341,665)	(12,234,606)	(2,989,529)	(28,219,893)
Net decrease	(705,219)	(6,414,705)	(1,166,793)	(11,068,505)
Class Z:
Subscriptions	12,181,760	112,819,967	26,353,204	252,451,253
Distributions reinvested	378,405	3,482,722	1,370,438	12,964,917
Redemptions	(13,689,883)	(126,663,622)	(33,183,996)	(318,332,149)
Net decrease	(1,129,718)	(10,360,933)	(5,460,354)	(52,915,979)

See Accompanying Notes to Financial Statements.

43

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Total Return Bond Fund(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	$0.18	$0.03	$0.21	$(0.19)	$(0.03)	$(0.22)
Year ended 3/31/2005(d)	10.17	0.31	(0.19)	0.12	(0.34)	(0.15)	(0.49)
Year ended 3/31/2004(d)	9.99	0.34	0.24	0.58	(0.34)	(0.06)	(0.40)
Year ended 3/31/2003(d)	9.65	0.33	0.53	0.86	(0.35)	(0.17)	(0.52)
Year ended 3/31/2002(d)	9.78	0.50	(0.12)	0.38	(0.51)	-	(0.51)
Year ended 3/31/2001	9.37	0.60	0.41	1.01	(0.60)	-	(0.60)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	$0.14	$0.03	$0.17	$(0.15)	$(0.03)	$(0.18)
Year ended 3/31/2005(d)	10.17	0.23	(0.18)	0.05	(0.26)	(0.15)	(0.41)
Year ended 3/31/2004(d)	9.99	0.26	0.24	0.50	(0.26)	(0.06)	(0.32)
Year ended 3/31/2003(d)	9.66	0.25	0.52	0.77	(0.27)	(0.17)	(0.44)
Year ended 3/31/2002(d)	9.78	0.43	(0.11)	0.32	(0.44)	-	(0.44)
Year ended 3/31/2001	9.37	0.52	0.41	0.93	(0.52)	-	(0.52)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	$0.14	$0.03	$0.17	$(0.15)	$(0.03)	$(0.18)
Year ended 3/31/2005(d)	10.17	0.23	(0.19)	0.04	(0.26)	(0.15)	(0.41)
Year ended 3/31/2004(d)	9.99	0.26	0.24	0.50	(0.26)	(0.06)	(0.32)
Year ended 3/31/2003(d)	9.65	0.25	0.53	0.78	(0.27)	(0.17)	(0.44)
Year ended 3/31/2002(d)	9.78	0.43	(0.12)	0.31	(0.44)	-	(0.44)
Year ended 3/31/2001	9.37	0.52	0.41	0.93	(0.52)	-	(0.52)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	$0.19	$0.03	$0.22	$(0.20)	$(0.03)	$(0.23)
Year ended 3/31/2005(d)	10.17	0.33	(0.18)	0.15	(0.36)	(0.15)	(0.51)
Year ended 3/31/2004(d)	10.00	0.36	0.23	0.59	(0.36)	(0.06)	(0.42)
Year ended 3/31/2003(d)	9.66	0.35	0.53	0.88	(0.37)	(0.17)	(0.54)
Year ended 3/31/2002(d)	9.78	0.53	(0.11)	0.42	(0.54)	-	(0.54)
Year ended 3/31/2001	9.37	0.62	0.41	1.03	(0.62)	-	(0.62)

(a)  On August 22, 2005, the Fund's, Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.

(d)  Per share net investment income has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.81% for Class A shares, 1.56% for each Class B and Class C shares and 0.56% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.89% for Investor A shares, 1.64% each for Investor B and Investor C shares and 0.64% for Primary A shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.91% for Investor A shares, 1.66% each for Investor B and Investor C shares and 0.66% for Primary A shares.

(j)  The effect of interest expense on the operating expense ratio was less than 0.01%.

See Accompanying Notes to Financial Statements.

44

Financial highlights (continued)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets(c)		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Total Return Bond Fund(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.79	2.11	%(e)	$29,854	0.81	%(f)	3.64	%(f)	85	%(e)	0.85	%(f)(g)
Year ended 3/31/2005(d)	9.80	1.21		30,409	0.83		3.08		402		0.91	(h)
Year ended 3/31/2004(d)	10.17	5.92		38,114	0.90		3.36		398		0.93	(i)
Year ended 3/31/2003(d)	9.99	9.05		43,828	0.92		3.25		488		0.92
Year ended 3/31/2002(d)	9.65	3.96		40,902	0.93	(j)	5.03		314		0.93
Year ended 3/31/2001	9.78	11.11		27,220	0.92		6.28		120		0.92
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	1.73	%(e)	$8,228	1.56	%(f)	2.88	%(f)	85	%(e)	1.60	%(f)(g)
Year ended 3/31/2005(d)	9.81	0.55		9,707	1.58		2.32		402		1.66	(h)
Year ended 3/31/2004(d)	10.17	5.13		13,518	1.65		2.61		398		1.68	(i)
Year ended 3/31/2003(d)	9.99	8.13		18,783	1.67		2.50		488		1.67
Year ended 3/31/2002(d)	9.66	3.29		16,877	1.68	(j)	4.28		314		1.68
Year ended 3/31/2001	9.78	10.29		6,994	1.67		5.53		120		1.67
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.79	1.73	%(e)	$1,460	1.56	%(f)	2.88	%(f)	85	%(e)	1.60	%(f)(g)
Year ended 3/31/2005(d)	9.80	0.45		1,470	1.58		2.32		402		1.66	(h)
Year ended 3/31/2004(d)	10.17	5.13		1,823	1.65		2.61		398		1.68	(i)
Year ended 3/31/2003(d)	9.99	8.24		2,823	1.67		2.50		488		1.67
Year ended 3/31/2002(d)	9.65	3.18		2,387	1.68	(j)	4.28		314		1.68
Year ended 3/31/2001	9.78	10.28		1,321	1.67		5.53		120		1.67
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	2.24	%(e)	$1,773,178	0.56	%(f)	3.87	%(f)	85	%(e)	0.60	%(f)(g)
Year ended 3/31/2005(d)	9.81	1.56		1,861,448	0.58		3.30		402		0.66	(h)
Year ended 3/31/2004(d)	10.17	6.07		2,260,519	0.65		3.61		398		0.68	(i)
Year ended 3/31/2003(d)	10.00	9.32		2,482,229	0.67		3.50		488		0.67
Year ended 3/31/2002(d)	9.66	4.33		2,256,647	0.68	(j)	5.28		314		0.68
Year ended 3/31/2001	9.78	11.39		2,333,703	0.67		6.53		120		0.67

See Accompanying Notes to Financial Statements.

45

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Short Term Bond Fund(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.82	$0.14	$-	$0.14	$(0.14)	$-	$(0.14)
Year ended 3/31/2005(d)	10.07	0.21	(0.23)	(0.02)	(0.21)	(0.02)	(0.23)
Year ended 3/31/2004(d)	10.10	0.20	0.02	0.22	(0.20)	(0.05)	(0.25)
Year ended 3/31/2003(d)	9.83	0.28	0.30	0.58	(0.28)	(0.03)	(0.31)
Year ended 3/31/2002(d)	9.81	0.45	0.02	0.47	(0.45)	-	(0.45)
Year ended 3/31/2001	9.51	0.56	0.30	0.86	(0.56)	-	(0.56)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	$0.10	$-	$0.10	$(0.10)	$-	$(0.10)
Year ended 3/31/2005(d)	10.07	0.14	(0.24)	(0.10)	(0.14)	(0.02)	(0.16)
Year ended 3/31/2004(d)	10.09	0.13	0.03	0.16	(0.13)	(0.05)	(0.18)
Year ended 3/31/2003(d)	9.83	0.21	0.29	0.50	(0.21)	(0.03)	(0.24)
Year ended 3/31/2002(d)	9.80	0.38	0.03	0.41	(0.38)	-	(0.38)
Year ended 3/31/2001	9.51	0.48	0.29	0.77	(0.48)	-	(0.48)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	$0.10	$-	$0.10	$(0.10)	$-	$(0.10)
Year ended 3/31/2005(d)	10.07	0.13	(0.23)	(0.10)	(0.14)	(0.02)	(0.16)
Year ended 3/31/2004(d)	10.09	0.13	0.03	0.16	(0.13)	(0.05)	(0.18)
Year ended 3/31/2003(d)	9.83	0.21	0.29	0.50	(0.21)	(0.03)	(0.24)
Year ended 3/31/2002(d)	9.80	0.38	0.03	0.41	(0.38)	-	(0.38)
Year ended 3/31/2001	9.51	0.48	0.29	0.77	(0.48)	-	(0.48)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	$0.15	$-	$0.15	$(0.15)	$-	$(0.15)
Year ended 3/31/2005(d)	10.06	0.24	(0.25)	(0.01)	(0.23)	(0.02)	(0.25)
Year ended 3/31/2004(d)	10.08	0.22	0.04	0.26	(0.23)	(0.05)	(0.28)
Year ended 3/31/2003(d)	9.82	0.31	0.29	0.60	(0.31)	(0.03)	(0.34)
Year ended 3/31/2002(d)	9.80	0.48	0.02	0.50	(0.48)	-	(0.48)
Year ended 3/31/2001	9.51	0.58	0.29	0.87	(0.58)	-	(0.58)

(a)  On August 22, 2005, the Fund's, Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  Per share net investment income has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.76% for Class A shares, 1.51% for each Class B and Class C shares and 0.51% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.81% for Investor A shares, 1.56% each for Investor B and Investor C shares and 0.56% for Primary A shares.

(i)  The Reimbursement from Investment Adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(j)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.82% for Investor A shares, 1.57% each for Investor B and Investor C shares and 0.57% for Primary A shares.

See Accompanying Notes to Financial Statements.

46

Financial highlights (continued)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Short Term Bond Fund(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.82	1.39	%(e)	$97,083	0.74	%(f)	2.78	%(f)	55	%(e)	0.80	%(f)(g)
Year ended 3/31/2005(d)	9.82	(0.19)		38,130	0.73		2.10		128		0.83	(h)
Year ended 3/31/2004(d)	10.07	2.23		122,202	0.72	(i)	1.99		164		0.85	(j)
Year ended 3/31/2003(d)	10.10	6.01		130,036	0.75		2.74		54		0.85
Year ended 3/31/2002(d)	9.83	4.91		99,453	0.77		4.54		80		0.87
Year ended 3/31/2001	9.81	9.28		7,658	0.76		5.79		42		0.86
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	1.02	%(e)	$35,237	1.49	%(f)	2.02	%(f)	55	%(e)	1.55	%(f)(g)
Year ended 3/31/2005(d)	9.81	(1.03)		1,477	1.48		1.37		128		1.58	(h)
Year ended 3/31/2004(d)	10.07	1.58		1,775	1.47	(i)	1.24		164		1.60	(j)
Year ended 3/31/2003(d)	10.09	5.12		2,170	1.50		1.99		54		1.60
Year ended 3/31/2002(d)	9.83	4.25		2,511	1.52		3.79		80		1.62
Year ended 3/31/2001	9.80	8.36		2,515	1.51		5.04		42		1.61
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.81	1.02	%(e)	$26,829	1.49	%(f)	2.02	%(f)	55	%(e)	1.55	%(f)(g)
Year ended 3/31/2005(d)	9.81	(1.03)		17,980	1.48		1.36		128		1.58	(h)
Year ended 3/31/2004(d)	10.07	1.58		32,267	1.47	(i)	1.24		164		1.60	(j)
Year ended 3/31/2003(d)	10.09	5.12		54,350	1.50		1.99		54		1.60
Year ended 3/31/2002(d)	9.83	4.23		39,515	1.52		3.79		80		1.62
Year ended 3/31/2001	9.80	8.37		833	1.51		5.04		42		1.61
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$9.80	1.52	%(e)	$1,495,357	0.49	%(f)	3.01	%(f)	55	%(e)	0.55	%(f)(g)
Year ended 3/31/2005(d)	9.80	(0.04)		926,514	0.48		2.37		128		0.58	(h)
Year ended 3/31/2004(d)	10.06	2.60		1,099,131	0.47	(i)	2.24		164		0.60	(j)
Year ended 3/31/2003(d)	10.08	6.18		791,981	0.50		2.99		54		0.60
Year ended 3/31/2002(d)	9.82	5.19		493,457	0.52		4.79		80		0.62
Year ended 3/31/2001	9.80	9.44		358,812	0.51		6.04		42		0.61

See Accompanying Notes to Financial Statements.

47

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Intermediate Core Bond Fund(a)(b)(c)
Class A Shares
Six months ended 9/30/2005 (unaudited)	$9.50	$0.16	$(0.01)	$0.15	$(0.16)	$-	$(0.16)
Year ended 3/31/2005	9.97	0.28	(0.38)	(0.10)	(0.28)	(0.09)	(0.37)
Year ended 3/31/2004	9.96	0.26	0.15	0.41	(0.28)	(0.12)	(0.40)
Year ended 3/31/2003	9.43	0.32	0.65	0.97	(0.32)	(0.12)	(0.44)
Year ended 3/31/2002	9.55	0.47	(0.12)	0.35	(0.47)	-	(0.47)
Year ended 3/31/2001	9.15	0.56	0.40	0.96	(0.56)	-	(0.56)
Class B Shares
Six months ended 9/30/2005 (unaudited)	$9.45	$0.12	$-	$0.12	$(0.13)	$-	$(0.13)
Year ended 3/31/2005	9.92	0.21	(0.38)	(0.17)	(0.21)	(0.09)	(0.30)
Year ended 3/31/2004	9.91	0.19	0.14	0.33	(0.20)	(0.12)	(0.32)
Year ended 3/31/2003	9.39	0.25	0.64	0.89	(0.25)	(0.12)	(0.37)
Year ended 3/31/2002	9.51	0.40	(0.12)	0.28	(0.40)	-	(0.40)
Year ended 3/31/2001	9.13	0.47	0.42	0.89	(0.51)	-	(0.51)
Class C Shares
Six months ended 9/30/2005 (unaudited)	$10.58	$0.14	$(0.01)	$0.13	$(0.13)	$-	$(0.13)
Year ended 3/31/2005	11.07	0.23	(0.42)	(0.19)	(0.21)	(0.09)	(0.30)
Year ended 3/31/2004	11.02	0.20	0.17	0.37	(0.20)	(0.12)	(0.32)
Year ended 3/31/2003	10.39	0.23	0.75	0.98	(0.23)	(0.12)	(0.35)
Year ended 3/31/2002	10.47	0.39	(0.08)	0.31	(0.39)	-	(0.39)
Year ended 3/31/2001	9.32	0.47	1.09	1.56	(0.41)	-	(0.41)
Class Z Shares
Six months ended 9/30/2005 (unaudited)	$9.47	$0.17	$-	$0.17	$(0.18)	$-	$(0.18)
Year ended 3/31/2005	9.94	0.31	(0.39)	(0.08)	(0.30)	(0.09)	(0.39)
Year ended 3/31/2004	9.93	0.29	0.14	0.43	(0.30)	(0.12)	(0.42)
Year ended 3/31/2003	9.41	0.34	0.64	0.98	(0.34)	(0.12)	(0.46)
Year ended 3/31/2002	9.52	0.49	(0.11)	0.38	(0.49)	-	(0.49)
Year ended 3/31/2001	9.13	0.58	0.39	0.97	(0.58)	-	(0.58)

(a)  On August 22, 2005, the Fund's, Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Intermediate Core Bond Master Portfolio.

(c)  Per share net investment income has been calculated using the monthly average shares method.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

48

Financial highlights (continued)

									Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(d)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Intermediate Core Bond Fund(a)(b)(c)
Class A Shares
Six months ended 9/30/2005 (unaudited)	$9.49	1.61	%(e)	$20,443	0.88	%(f)	3.36	%(f)	0.88	%(f)
Year ended 3/31/2005	9.50	(0.99)		21,279	0.89		2.92		0.93
Year ended 3/31/2004	9.97	4.17		28,403	0.93		2.69		0.94
Year ended 3/31/2003	9.96	10.43		31,915	0.95		3.21		0.95
Year ended 3/31/2002	9.43	3.66		58,167	1.03		4.55		1.11
Year ended 3/31/2001	9.55	10.88		62,617	1.03		6.06		1.06
Class B Shares
Six months ended 9/30/2005 (unaudited)	$9.44	1.25	%(e)	$7,755	1.63	%(f)	2.61	%(f)	1.63	%(f)
Year ended 3/31/2005	9.45	(1.73)		8,565	1.64		2.17		1.68
Year ended 3/31/2004	9.92	3.41		11,883	1.68		1.94		1.69
Year ended 3/31/2003	9.91	9.59		13,739	1.70		2.46		1.70
Year ended 3/31/2002	9.39	2.94		7,003	1.78		3.80		1.86
Year ended 3/31/2001	9.51	9.99		1,290	1.78		5.31		1.81
Class C Shares
Six months ended 9/30/2005 (unaudited)	$10.58	1.21	%(e)	$3,049	1.63	%(f)	2.61	%(f)	1.63	%(f)
Year ended 3/31/2005	10.58	(1.74)		3,473	1.64		2.17		1.68
Year ended 3/31/2004	11.07	3.42		5,222	1.68		1.94		1.69
Year ended 3/31/2003	11.02	9.59		5,605	1.70		2.46		1.70
Year ended 3/31/2002	10.39	2.94		2,586	1.78		3.80		1.86
Year ended 3/31/2001	10.47	17.06		797	1.78		5.31		1.81
Class Z Shares
Six months ended 9/30/2005 (unaudited)	$9.46	1.75	%(e)	$582,130	0.63	%(f)	3.61	%(f)	0.63	%(f)
Year ended 3/31/2005	9.47	(0.73)		594,657	0.64		3.17		0.68
Year ended 3/31/2004	9.94	4.44		680,063	0.68		2.94		0.69
Year ended 3/31/2003	9.93	10.62		695,894	0.70		3.46		0.70
Year ended 3/31/2002	9.41	4.04		261,018	0.78		4.80		0.86
Year ended 3/31/2001	9.52	11.04		51,178	0.78		6.31		0.81

See Accompanying Notes to Financial Statements.

49

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
High Income Fund(a)(b)(c)
Class A Shares
Six months ended 9/30/2005 (unaudited)	$9.31	$0.32	$(0.16)	$0.16	$(0.34)	$-	$(0.34)
Year ended 3/31/2005	9.79	0.66	0.03	0.69	(0.65)	(0.52)	(1.17)
Year ended 3/31/2004	8.52	0.70	1.36	2.06	(0.70)	(0.09)	(0.79)
Year ended 3/31/2003	8.80	0.75	(0.28)	0.47	(0.75)	-	(0.75)
Year ended 3/31/2002	9.22	0.80	(0.32)	0.48	(0.85)	(0.05)	(0.90)
Year ended 3/31/2001	9.88	0.96	(0.58)	0.38	(1.04)	-	(1.04)
Class B Shares
Six months ended 9/30/2005 (unaudited)	$9.29	$0.28	$(0.14)	$0.14	$(0.31)	$-	$(0.31)
Year ended 3/31/2005	9.77	0.58	0.04	0.62	(0.58)	(0.52)	(1.10)
Year ended 3/31/2004	8.51	0.64	1.35	1.99	(0.64)	(0.09)	(0.73)
Year ended 3/31/2003	8.80	0.69	(0.29)	0.40	(0.69)	-	(0.69)
Year ended 3/31/2002	9.21	0.76	(0.33)	0.43	(0.79)	(0.05)	(0.84)
Year ended 3/31/2001	9.88	0.92	(0.62)	0.30	(0.97)	-	(0.97)
Class C Shares
Six months ended 9/30/2005 (unaudited)	$9.25	$0.28	$(0.14)	$0.14	$(0.31)	$-	$(0.31)
Year ended 3/31/2005	9.74	0.58	0.03	0.61	(0.58)	(0.52)	(1.10)
Year ended 3/31/2004	8.47	0.64	1.36	2.00	(0.64)	(0.09)	(0.73)
Year ended 3/31/2003	8.77	0.69	(0.30)	0.39	(0.69)	-	(0.69)
Year ended 3/31/2002	9.19	0.76	(0.34)	0.42	(0.79)	(0.05)	(0.84)
Year ended 3/31/2001	9.87	0.90	(0.61)	0.29	(0.97)	-	(0.97)
Class Z Shares
Six months ended 9/30/2005 (unaudited)	$9.37	$0.33	$(0.14)	$0.19	$(0.36)	$-	$(0.36)
Year ended 3/31/2005	9.86	0.67	0.04	0.71	(0.68)	(0.52)	(1.20)
Year ended 3/31/2004	8.57	0.73	1.38	2.11	(0.73)	(0.09)	(0.82)
Year ended 3/31/2003	8.86	0.77	(0.29)	0.48	(0.77)	-	(0.77)
Year ended 3/31/2002	9.27	0.86	(0.34)	0.52	(0.88)	(0.05)	(0.93)
Year ended 3/31/2001	9.90	0.96	(0.54)	0.42	(1.05)	-	(1.05)

(a)  On August 22, 2005, the Fund's, Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the High Income Master Portfolio.

(c)  Per share net investment income has been calculated using the monthly average shares method.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

50

Financial highlights (continued)

									Without waivers and/or expense reimbursements
	Net assets value end of period	Total return(d)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
High Income Fund(a)(b)(c)
Class A Shares
Six months ended 9/30/2005 (unaudited)	$9.13	1.81	%(e)	$131,161	1.08	%(f)	6.80	%(f)	1.08	%(f)
Year ended 3/31/2005	9.31	7.64		134,980	1.09		6.90		1.09
Year ended 3/31/2004	9.79	24.88		163,916	1.09		7.37		1.09
Year ended 3/31/2003	8.52	6.07		97,154	1.15		9.22		1.15
Year ended 3/31/2002	8.80	5.69		31,551	1.18		9.50		1.25
Year ended 3/31/2001	9.22	3.99		8,344	1.18		10.72		1.70
Class B Shares
Six months ended 9/30/2005 (unaudited)	$9.12	1.54	%(e)	$115,268	1.83	%(f)	6.12	%(f)	1.83	%(f)
Year ended 3/31/2005	9.29	6.89		130,088	1.84		6.17		1.84
Year ended 3/31/2004	9.77	23.91		144,762	1.84		6.62		1.84
Year ended 3/31/2003	8.51	5.20		95,110	1.90		8.47		1.90
Year ended 3/31/2002	8.80	5.06		64,091	1.93		8.75		2.00
Year ended 3/31/2001	9.21	3.29		22,106	1.93		9.97		2.45
Class C Shares
Six months ended 9/30/2005 (unaudited)	$9.08	1.54	%(e)	$41,770	1.83	%(f)	6.15	%(f)	1.83	%(f)
Year ended 3/31/2005	9.25	6.80		49,066	1.84		6.21		1.84
Year ended 3/31/2004	9.74	24.15		63,005	1.84		6.62		1.84
Year ended 3/31/2003	8.47	5.09		32,453	1.90		8.47		1.90
Year ended 3/31/2002	8.77	4.96		15,213	1.93		8.75		2.00
Year ended 3/31/2001	9.19	3.20		1,891	1.93		9.97		2.45
Class Z Shares
Six months ended 9/30/2005 (unaudited)	$9.20	2.04	%(e)	$684,647	0.83	%(f)	7.06	%(f)	0.83	%(f)
Year ended 3/31/2005	9.37	7.76		707,834	0.84		7.09		0.84
Year ended 3/31/2004	9.86	25.30		798,398	0.84		7.62		0.84
Year ended 3/31/2003	8.57	6.19		460,639	0.90		9.47		0.90
Year ended 3/31/2002	8.86	6.05		194,867	0.93		9.75		1.00
Year ended 3/31/2001	9.27	4.51		61,181	0.93		10.97		1.45

See Accompanying Notes to Financial Statements.

51

Notes to financial statements   September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Fund Name	Former Fund Name
Columbia Total Return Bond Fund Columbia Short Term Bond Fund Columbia Intermediate Core Bond Fund Columbia High Income Fund	Nations Bond Fund Nations Short-Term Income Fund Nations Intermediate Bond Fund Nations High Yield Bond Fund

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Funds presented in these financial statements was renamed as disclosed above.

Investment goals:  Columbia Total Return Bond Fund seeks total return by investing in investment grade fixed-income securities. Columbia Short Term Bond Fund seeks high current income consistent with minimal fluctuation of principal. Columbia Intermediate Core Bond Fund seeks to obtain interest income and capital appreciation. Columbia High Income Fund seeks maximum income by investing in a diversified portfolio of high yield debt securities.

Columbia Intermediate Core Bond Fund and Columbia High Income Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Columbia Intermediate Core Bond Master Portfolio and Columbia High Income Master Portfolio, respectively (the "Master Portfolios"). The Master Portfolios are each a series of Columbia Funds Master Investment Trust (the "Master Trust"). Each Master Portfolio has the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of assets and liabilities reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (97.3% for Columbia Intermediate Core Bond Master Portfolio and 96.2% for Columbia High Income Master Portfolio at September 30, 2005). The financial statements of the Master Portfolios, including their investment portfolios, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Columbia Management Advisors, LLC, whose financial statements are not presented here, also invest in the Master Portfolios.

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, Nations Intermediate Bond Master Portfolio and Nations High Yield Bond Master Portfolio were renamed Columbia Intermediate Core Bond Master Portfolio and Columbia High Income Master Portfolio, respectively.

Fund shares: The Funds currently offer four classes of shares: Class A, Class B, Class C and Class Z shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. On August 22, 2005, Investor A, Investor B, Investor C and Primary A shares of the Funds were redesignated Class A, Class B, Class C and Class Z shares, respectively.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including, but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal

52

Notes to financial statements (continued)  September 30, 2005 (unaudited)

market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures contracts: With the exception of the Feeder Funds, all Funds may invest in futures contracts for the purposes of hedging against changes in values of the Funds securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the bond market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

53

Notes to financial statements (continued)  September 30, 2005 (unaudited)

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Forward foreign currency contracts: Generally, each Fund may enter into forward foreign currency contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these

54

Notes to financial statements (continued)  September 30, 2005 (unaudited)

commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal or interest payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Dollar rolls outstanding are included in "Investments purchased on a delayed delivery basis" on the Statements of assets and liabilities. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Loan participation and commitments: The Columbia Short Term Bond Fund may invest in Loan Participations. When a Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). The Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participant.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

55

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Expenses: General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared daily and paid monthly for each Fund except the Feeder Funds. The Feeder Funds declare and pay dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax status: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Fund	Ordinary Income*	Long-term Capital Gains
Columbia Total Return Bond Fund	$100,927,302	$6,016,313
Columbia Short Term Bond Fund	28,352,459	737,732
Columbia Intermediate Core Bond Fund	22,862,028	4,353,135
Columbia High Income Fund	96,063,171	36,369,672

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Fund	Unrealized Appreciation		Unrealized Depreciation		Net Unrealized Appreciation/ (Depreciation)
Columbia Total Return Bond Fund	$22,159,577		$(23,791,190)		$(1,631,613)
Columbia Short Term Bond Fund	1,054,680		(17,746,626)		(16,691,946)
Columbia Intermediate Core Bond Fund	-	*	-	*	(3,289,271)
Columbia High Income Fund	-	*	-	*	22,848,779

*  See corresponding Master Portfolio for tax basis information.

56

Notes to financial statements (continued)  September 30, 2005 (unaudited)

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2013
Columbia Short Term Bond Fund	$954,804
Columbia Intermediate Core Bond Fund	1,494,488

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on March 31, 2005, the following Funds elected to defer losses occurring between November 1, 2004 and March 31, 2005 under these rules as follows:

Fund	Currency Losses Deferred	Capital Losses Deferred
Columbia Short Term Bond Fund	$100	$4,644,719
Columbia Intermediate Core Bond Fund	-	1,164,492

Note 4.  Fees and Compensation Paid to Affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Funds. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Funds, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
Fund	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Short Term Bond Fund	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Columbia Total Return Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (see Note 4 of Notes to financial statements of the Master Portfolios).

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Columbia Short Term Bond Fund and Columbia Total Return Bond Fund was 0.30% and 0.34%, respectively.

Administration fee: Columbia provides administrative and other services to the Funds. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Funds. Prior to August 22, 2005, BACAP Distributors, LLC, ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Funds under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Funds.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly based on each Fund's average daily net assets at the following annual rates:

Fund	Annual Fee Rate
Columbia Total Return Bond Fund	0.15%
Columbia Short Term Bond Fund	0.14%
Columbia Intermediate Core Bond Fund	0.15%
Columbia High Income Fund	0.18%

Columbia has voluntarily agreed to waive a portion of its administration fee for the Columbia Short Term Bond Fund at an annual rate of 0.02% of the Columbia Short Term Bond Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

57

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Funds Services, Inc., an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC Inc. ("PFPC") served as the transfer agent for the Funds' shares and Bank of America served as the sub-transfer agent for the Class Z shares (formerly Primary A shares) of the Funds. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at an annual rate of $15.23 per open account. For omnibus accounts, the Transfer Agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to August 22, 2005, Bank of America was entitled to receive from PFPC a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Class Z shares of each Fund. These amounts are included in "Transfer agent fees" on the Statements of operations. For the period ended August 22, 2005, Bank of America earned sub-transfer agent fees from the Funds as follows:

Fund	Sub-Transfer Agent Fee
Columbia Total Return Bond Fund	$20,785
Columbia Short Term Bond Fund	8,999
Columbia Intermediate Core Bond Fund	7,888
Columbia High Income Fund	7,743

Underwriting discounts, service and distribution fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Funds' shares. Prior to August 22, 2005, BACAP Distributors, a wholly-owned subsidiary of BOA, served as the distributor of the Funds' shares, under the same fee structure. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc. was then renamed Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class A	Class B	Class C
Columbia Total Return Bond Fund	$626	$-	$824	$-
Columbia Short Term Bond Fund	2,063	-	553	429
Columbia Intermediate Core Bond Fund	6,119	-	10,168	8
Columbia High Income Fund	102,273	-	20,603	4,611

The Trust has adopted shareholder servicing plans and distribution plans for the Class B Shares and Class C Shares of each Fund and a combined distribution and shareholder servicing plan for Class A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and the Distributor.

58

Notes to financial statements (continued)  September 30, 2005 (unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate (after fee waivers)	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%*	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

*  Columbia Short Term Bond Fund pays its shareholder servicing fees, at the rates shown above, under a separate servicing plan.

Expense limits and fee reimbursements: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses through July 31, 2006 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Fund	Annual rate
Columbia Total Return Bond Fund	0.60%
Columbia Intermediate Core Bond Fund	0.81%
Columbia High Income Fund	0.93%

Columbia and/or the Distributor are entitled to recover from the Columbia Intermediate Core Bond Fund and Columbia Total Return Bond Fund any fees waived or expenses reimbursed by Columbia and/or the Distributor during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2005, the amounts potentially recoverable by Columbia and/or the Distributor pursuant to this arrangement are as follows:

	Amount of potential recovery expiring		Total potential	Amount recovered during period ended
Fund	3/31/08	3/31/07	recovery	9/30/05
Columbia Total Return Bond Fund	$1,044,185	$100,411	$1,144,596	$0

Fees paid to officers and trustees:  With the exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Payable for Trustees' fees" on the Statements of assets and liabilities.

As a result of a merger (see Note 9), the Columbia Short Term Income Fund assumed the assets and liabilities of the deferred compensation plan of the Columbia Short Term Bond Fund Inc. The deferred compensation plan may be terminated at any time. Benefits under this deferred compensation plan are not funded and any payments to plan participants are paid solely out of the Fund's assets.

Custody credits: Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Funds could

59

Notes to financial statements (continued)  September 30, 2005 (unaudited)

have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other:  Prior to the appointment of State Street as sub-administrator to the Funds, the Funds made daily investments of cash balances in the Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in "Dividends from affiliates" on the Statements of operations. BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory Fees (earned by BACAP)	Administration Fees (earned by BACAP Distributors)
Columbia Total Return Bond Fund	$36,960	$18,480
Columbia Short-Term Bond Fund	23,875	11,938

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Columbia Total Return Bond Fund	$2,449,065,764	$2,572,082,697	$304,387,493	$248,147,150
Columbia Short Term Bond Fund	230,046,213	405,406,171	338,448,883	273,316,490
Columbia Intermediate Core Bond Fund*	-	-	-	-
Columbia High Income Fund*	-	-	-	-

*  See corresponding Master Portfolio for portfolio turnover information.

Note 6.  Shares of Beneficial Interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B Shares generally convert to Class A Shares as following:

Columbia Intermediate Core Bond Fund Columbia Total Return Bond Fund
Class B shares purchased:	Will convert to Class A shares after:
- after November 15, 1998	Eight years

- between August 1, 1998 and November 15, 1998

$0 - $249,999	Six years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

Columbia High Income Fund
Class B shares purchased:	Will convert to Class A shares after:
- after November 15, 1998	Eight years

- between August 1, 1997 and November 15, 1998

$0 - $249,999	Nine years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

- before August 1, 1997	Eight Years

See Schedules of capital stock activity.

60

Notes to financial statements (continued)  September 30, 2005 (unaudited)

As of September 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The numbers of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Total Return Bond Fund	3	92.25%
Columbia Short Term Bond Fund	4	80.74
Columbia Intermediate Core Bond Fund	1	94.43
Columbia High Income Fund	3	65.40

Note 7.  Line of Credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Funds did not borrow under these arrangements.

Note 8.  Securities Lending

Under an agreement with BNY, the Funds were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Fund from securities lending is included in the Statements of operations. At September 30, 2005, the Funds do not participate in a securities lending program.

Note 9.  Disclosure of Significant Risks and Contingencies

Foreign securities: Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal proceedings:  On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is

61

Notes to financial statements (continued)  September 30, 2005 (unaudited)

available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the six months ended September 30, 2005, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia Total Return Bond Fund	$345,749
Columbia Short Term Bond Fund	183,307
Columbia Intermediate Core Bond Fund	-
Columbia High Income Fund	-

62

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 10.  Business Combinations and Mergers

On September 23, 2005, the Nations Short-Intermediate Government Fund and the Columbia Short Term Bond Fund merged into the Nations Short-Term Income Fund. Class A, Class B, Class C and Class Z shares of Nations Short-Intermediate Government Fund and Columbia Short Term Bond Fund were issued in exchange for Class A, Class B, Class C and Class Z shares of Columbia Short Term Bond Fund, respectively. Class D, Class G and Class T shares of Columbia Short Term Bond Fund were issued in exchange for Class C, Class Z and Class A shares respectively. The Columbia Short Term Bond Fund received a tax-free transfer of assets from Nations Short-Intermediate Government Fund and Columbia Short Term Bond Fund as follows:

	Shares Issued	Net Assets Received[1]	Unrealized Depreciation[1]
Nations Short-Intermediate Government Fund	32,022,936	$315,056,275	$(1,705,711)
Columbia Short Term Bond Fund	41,924,126	411,973,922	(2,724,126)
	Net Assets of Nations Short-Term Income Fund Prior to Combination	Net Assets of Nations Short- Intermediate Government Fund and Columbia Short Term Bond Fund Immediately Prior to Combination	Net Assets of Nations Short Term Income Fund After Combination
	$945,397,619	$727,030,197	$1,672,427,816

1 Unrealized depreciation is included in the respective Net Assets Received.

The Nations Short-term Income fund was then renamed as Columbia Short Term Bond Fund.

Note 11.  Subsequent Event

On October 7, 2005, the Columbia Fixed Income Securities Fund merged into the Nations Bond Fund. Class A, Class B, Class C and Class Z shares of Columbia Fixed Income Securities Fund were issued in exchange for Class A, Class B, Class C and Class Z shares of Columbia Total Return Bond Fund, respectively. Class D shares of Columbia Fixed Income Securities Fund were issued in exchange for Class C shares of Columbia Total Return Bond Fund. The Columbia Total Return Bond Fund received a tax-free transfer of assets from Columbia Fixed Income Securities Fund as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
24,207,775	$236,741,689	$(361,652)

Net Assets of Nations Bond Fund Prior to Combination	Net Assets of Columbia Fixed Income Securities Fund Immediately Prior to Combination	Net Assets of Nations Bond Fund After Combination
$1,802,681,747	$236,741,689	$2,039,423,436

1 Unrealized depreciation is included in the Net Assets Received.

The Nations Bond Fund was then renamed as Columbia Total Return Bond Fund.

Also on October 7, 2005, the Columbia Intermediate Government Income Fund merged into the Nations Intermediate Bond Fund. Class A, Class B, Class C and Class Z shares of Columbia Intermediate Government Income Fund were issued in

63

Notes to financial statements (continued)  September 30, 2005 (unaudited)

exchange for Class A, Class B, Class C and Class Z shares of Columbia Intermediate Core Bond Fund, respectively. Class G and Class T shares of Columbia Intermediate Government Income Fund were issued in exchange for Class Z and Class A shares of Columbia Intermediate Core Bond Fund, respectively. The Columbia Intermediate Core Bond Fund received a tax-free transfer of assets from Columbia Intermediate Government Income Fund as follows:

Shares Issued	Net Assets Received	Unrealized Depreciation[1]
34,378,577	$325,305,175	$(2,719,470)

Net Assets of Nations Intermediate Bond Fund Prior to Combination	Net Assets of Columbia Intermediate Government Income Fund Immediately Prior to Combination	Net Assets of Nations Intermediate Bond Fund After Combination
$613,220,345	$325,305,175	$938,525,520

1 Unrealized depreciation is included in the Net Assets Received.

The Nations Intermediate Bond Fund was then renamed as Columbia Intermediate Core Bond Fund.

64

Columbia Funds Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio and
Columbia High Income Master Portfolio Semiannual Report

  September 30, 2005 (unaudited)

The following pages should be read in conjunction with Columbia Intermediate Core Bond and Columbia High Income Funds' Semiannual Report.

65

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio  September 30, 2005 (unaudited)

Par		Value
	Corporate fixed-income bonds & notes - 51.1%
	Basic materials - 2.3%
	Chemicals - 1.1%
$1,622,000	Dow Chemical Co. 6.125% 02/01/11	$1,714,697
1,298,000	E.I. Dupont De Nemours & Co. 3.375% 11/15/07	1,270,236
435,000	Potash Corp. of Saskatchewan 4.875% 03/01/13	429,589
	Praxair, Inc.
705,000	4.750% 07/15/07	707,559
1,192,000	6.500% 03/01/08	1,239,871
1,394,000	6.625% 10/15/07	1,448,812
489,000	6.900% 11/01/06	500,046
		7,310,810
	Forest products & paper - 0.7%
	International Paper Co.
577,000	4.250% 01/15/09	563,596
1,973,000	5.850% 10/30/12	2,032,920
1,501,000	MeadWestvaco Corp. 6.850% 04/01/12	1,629,216
		4,225,732
	Metals & mining - 0.5%
29,000	Alcan, Inc. 6.450% 03/15/11	31,024
1,570,000	Alcoa, Inc. 7.375% 08/01/10	1,744,521
641,000	BHP Billiton Finance USA Ltd. 4.800% 04/15/13	639,872
701,000	CODELCO, Inc. 5.500% 10/15/13(a)	722,906
		3,138,323
		14,674,865
	Communications - 6.1%
	Media - 2.2%
1,607,000	Clear Channel Communications 6.000% 11/01/06	1,626,075
	Comcast Cable Communications, Inc.
1,104,000	6.375% 01/30/06	1,111,011
1,620,000	7.125% 06/15/13	1,800,549
	News America Holdings, Inc.
1,247,000	6.625% 01/09/08	1,297,217
967,000	9.250% 02/01/13	1,198,316
1,159,000	Thomson Corp. 5.250% 08/15/13	1,184,521
	Time Warner, Inc.
1,785,000	7.250% 09/01/08	1,896,116
10,000	8.110% 08/15/06	10,287
1,727,000	9.125% 01/15/13	2,115,748
	Walt Disney Co.
336,000	5.500% 12/29/06	339,800
1,073,000	6.750% 03/30/06	1,085,436
		13,665,076

Par		Value
	Telecommunication services - 3.9%
$943,000	British Telecommunications PLC 8.375% 12/15/10	$1,089,438
636,000	Cingular Wireless Services, Inc. 8.125% 05/01/12	745,824
3,980,000	Deutsche Telekom International Finance BV 5.250% 07/22/13	4,015,661
4,091,000	France Telecom SA 8.000% 03/01/11	4,643,121
1,018,000	SBC Communications, Inc. 5.750% 05/02/06	1,025,839
	Sprint Capital Corp.
697,000	6.125% 11/15/08	724,134
3,121,000	8.375% 03/15/12	3,672,918
2,660,000	Telecom Italia Capital SA 5.250% 10/01/15	2,611,774
11,000	Telefonos de Mexico SA 4.500% 11/19/08	10,863
3,625,000	TELUS Corp. 7.500% 06/01/07	3,784,138
2,533,000	Verizon Pennsylvania, Inc. 5.650% 11/15/11	2,590,803
		24,914,513
		38,579,589
	Consumer cyclical - 2.2%
	Auto manufacturers - 0.6%
3,842,000	DaimlerChrysler N.A. Holding Corp. 4.050% 06/04/08	3,755,363
	Home builders - 0.6%
4,000,000	Centex Corp. 4.550% 11/01/10	3,868,760
	Lodging - 0.5%
3,000,000	Harrah's Operating Co., Inc. 5.625% 06/01/15(a)	2,955,240
	Retail - 0.5%
4,000	Costco Wholesale Corp. 5.500% 03/15/07	4,054
	Target Corp.
10,000	3.375% 03/01/08	9,754
802,000	5.375% 06/15/09	823,229
957,000	5.400% 10/01/08	980,246
802,000	5.875% 03/01/12	851,836
	Wal-Mart Stores, Inc.
40,000	4.375% 07/12/07	39,993
850,000	4.550% 05/01/13	835,661
		3,544,773
		14,124,136

See Accompanying Notes to Financial Statements.

66

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Consumer non-cyclical - 3.0%
	Agriculture - 0.1%
$328,000	Monsanto Co. 4.000% 05/15/08	$322,945
	Beverages - 0.2%
1,142,000	Anheuser-Busch Companies, Inc. 6.000% 04/15/11	1,212,347
3,000	Coca-Cola Co. 5.750% 03/15/11	3,147
		1,215,494
	Cosmetics/personal care - 0.3%
1,847,000	Procter & Gamble Co. 4.750% 06/15/07	1,855,792
	Food - 1.5%
2,016,000	Cadbury-Schweppes PLC 5.125% 10/01/13(a)	2,012,996
2,357,000	Campbell Soup Co. 5.500% 03/15/07	2,388,018
2,444,000	Fred Meyer, Inc. 7.450% 03/01/08	2,582,966
1,919,000	General Mills, Inc. 2.625% 10/24/06	1,880,908
633,000	Kroger Co. 6.750% 04/15/12	679,912
		9,544,800
	Healthcare services - 0.5%
	WellPoint, Inc.
1,728,000	6.375% 06/15/06	1,750,567
1,258,000	6.375% 01/15/12	1,354,451
		3,105,018
	Household products/wares - 0.1%
621,000	Fortune Brands, Inc. 2.875% 12/01/06	609,288
	Pharmaceuticals - 0.3%
12,000	Abbott Laboratories 5.625% 07/01/06	12,103
2,112,000	GlaxoSmithKline Capital PLC 2.375% 04/16/07	2,044,669
		2,056,772
		18,710,109
	Energy - 3.3%
	Oil & gas - 2.3%
1,293,000	BP Capital Markets PLC 2.750% 12/29/06	1,267,670
2,421,000	Burlington Resources Finance Co. 5.600% 12/01/06	2,451,311
	Conoco Funding Co.
255,000	5.450% 10/15/06	257,412
1,427,000	6.350% 10/15/11	1,552,604
530,000	Devon Financing Corp. 6.875% 09/30/11	581,845
1,939,000	Pemex Project Funding Master Trust 7.875% 02/01/09	2,096,544

Par		Value
	Oil & gas - (continued)
$3,000,000	Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% 09/30/20(a)	$3,014,850
2,237,000	USX Corp. 6.650% 02/01/06	2,252,458
827,000	Valero Energy Corp. 6.875% 04/15/12	909,162
		14,383,856
	Pipelines - 1.0%
1,219,000	CenterPoint Energy Resources Corp. 7.875% 04/01/13	1,404,605
1,065,000	Consolidated Natural Gas Co. 5.375% 11/01/06	1,073,211
1,415,000	Duke Capital LLC. 4.370% 03/01/09	1,394,044
1,125,000	Kinder Morgan, Inc. 5.150% 03/01/15	1,110,285
1,311,000	TEPPCO Partners LP 7.625% 02/15/12	1,465,567
		6,447,712
		20,831,568
	Financials - 26.0%
	Banks - 7.2%
660,000	Bank of New York Co., Inc. 3.900% 09/01/07	651,677
4,000,000	Bank One Corp. 6.000% 08/01/08	4,144,000
2,000	Barclays Bank PLC 7.400% 12/15/09	2,205
597,000	City National Corp. 5.125% 02/15/13	600,857
6,000	Deutsche Bank Financial, Inc. 6.700% 12/13/06	6,139
3,000,000	HSBCBank USA NA 3.877% 12/14/06(b)	2,996,970
923,000	Huntington National Bank 2.750% 10/16/06	904,365
964,000	Key Bank National Association 7.000% 02/01/11	1,056,303
	Korea Development Bank
5,000	5.250% 11/16/06	5,029
1,225,000	7.250% 05/15/06	1,248,153
	Mellon Funding Corp.
1,028,000	4.875% 06/15/07	1,033,212
8,000	6.400% 05/14/11	8,664
900,000	6.700% 03/01/08	941,652
1,968,000	National City Bank 4.625% 05/01/13	1,929,408
1,892,000	PNC Funding Corp. 5.750% 08/01/06	1,910,220
3,286,000	Popular North America, Inc. 6.125% 10/15/06	3,326,122

See Accompanying Notes to Financial Statements.

67

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Banks - (continued)
$1,223,000	Regions Financial Corp. 6.375% 05/15/12	$1,323,176
1,700,000	Scotland International Finance 4.250% 05/23/13(a)	1,609,696
738,000	SouthTrust Bank, Inc. 4.750% 03/01/13	735,328
2,366,000	Union Planters Corp. 4.375% 12/01/10	2,317,710
4,000,000	US Bancorp 4.500% 07/29/10	3,962,960
	Wachovia Corp.
3,609,000	3.500% 08/15/08	3,508,092
2,116,000	4.850% 07/30/07	2,131,743
9,200,000	Wells Fargo & Co. 3.970% 09/15/09(b)	9,199,724
		45,553,405
	Diversified financial services - 16.4%
645,000	AIG SunAmerica Global Financing VII 5.850% 08/01/08(a)	663,795
	American Express Co.
1,120,000	3.750% 11/20/07	1,102,528
907,000	4.750% 06/17/09	909,204
1,286,000	5.500% 09/12/06	1,298,217
1,022,000	American General Finance Corp. 2.750% 06/15/08	971,278
1,829,000	Bear Stearns Companies, Inc. 4.500% 10/28/10	1,803,266
1,031,000	Capital One Bank 5.000% 06/15/09	1,036,248
	Caterpillar Financial Services Corp.
3,705,000	4.500% 09/01/08	3,694,700
582,000	4.500% 06/15/09	578,531
1,845,000	CIT Group, Inc. 7.375% 04/02/07	1,918,911
	Citigroup, Inc.
3,000,000	3.750% 05/02/08(b)	3,002,040
1,900,000	4.125% 02/22/10	1,856,699
4,320,000	5.000% 09/15/14	4,320,518
3,073,000	6.000% 02/21/12	3,261,590
2,687,000	Countrywide Home Loans, Inc. 5.500% 08/01/06	2,709,463
	Credit Suisse First Boston USA, Inc.
2,460,000	4.875% 08/15/10	2,462,952
1,210,000	5.875% 08/01/06	1,222,850
1,597,000	6.125% 11/15/11	1,700,182
2,439,000	Diageo Finance BV 3.000% 12/15/06	2,395,659
	General Electric Capital Corp.
1,000,000	3.750% 12/15/09	965,060
7,250,000	4.064% 06/22/09(b)	7,262,760
3,343,000	5.875% 02/15/12	3,538,599
	Goldman Sachs Group, Inc.
315,000	4.125% 01/15/08	312,105
2,503,000	6.600% 01/15/12	2,713,753

Par		Value
	Diversified financial services - (continued)
	HSBC Finance Corp.
$2,176,000	5.750% 01/30/07	$2,209,010
3,072,000	6.375% 11/27/12	3,315,640
1,118,000	7.200% 07/15/06	1,141,579
3,200,000	International Lease Finance Corp. 4.875% 09/01/10	3,190,048
2,074,000	John Deere Capital Corp. 3.625% 05/25/07	2,045,669
	JPMorgan Chase & Co.
3,382,000	5.250% 05/30/07	3,423,024
3,836,000	7.250% 06/01/07	4,000,526
	Lehman Brothers Holdings, Inc.
367,000	4.000% 01/22/08	362,688
4,513,000	7.000% 02/01/08	4,743,298
336,000	7.875% 08/15/10	379,740
1,020,000	MassMutual Global Funding II 2.550% 07/15/08(a)	963,931
	Merrill Lynch & Co., Inc.
1,591,000	2.070% 06/12/06	1,563,571
1,360,000	3.700% 04/21/08	1,332,433
2,596,000	6.000% 02/17/09	2,705,889
	Morgan Stanley
5,000,000	3.879% 01/15/10(b)	5,024,850
295,000	5.300% 03/01/13	299,531
1,050,000	6.600% 04/01/12	1,140,426
	National Rural Utilities Cooperative Finance Corp.
1,023,000	3.250% 10/01/07	997,937
1,824,000	5.750% 08/28/09	1,889,701
1,853,000	Principal Life Global Funding I 6.250% 02/15/12(a)	1,993,624
2,860,000	Prudential Funding LLC 6.600% 05/15/08(a)	2,994,620
3,000,000	Residential Capital Corp. 6.375% 06/30/10(a)	3,034,860
769,000	Rio Tinto Finance USA Ltd. 2.625% 09/30/08	725,798
2,674,000	Toyota Motor Credit Corp. 2.700% 01/30/07	2,614,370
		103,793,671
	Insurance - 0.7%
16,000	Allstate Corp. 6.125% 02/15/12	16,900
	Hartford Financial Services Group, Inc.
590,000	2.375% 06/01/06	582,259
1,120,000	4.625% 07/15/13	1,090,466
510,000	Marsh & McLennan Companies, Inc. 3.625% 02/15/08	493,971
1,524,000	Metlife, Inc. 5.375% 12/15/12	1,550,883
256,000	Nationwide Financial Services 5.900% 07/01/12	268,339

See Accompanying Notes to Financial Statements.

68

Columbia Master Investment Trust

Columbia Intermediate Core Bond Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Insurance - (continued)
$398,000	Unitrin, Inc. 4.875% 11/01/10	$392,531
		4,395,349
	Real estate - 0.1%
356,000	ERP Operating LP 5.200% 04/01/13	356,698
	Real estate investment trusts - 0.7%
1,744,000	Camden Property Trust 5.375% 12/15/13	1,737,809
612,000	Health Care Property Investors, Inc. 6.450% 06/25/12	647,912
1,750,000	Simon Property Group L.P. 4.875% 08/15/10	1,743,122
		4,128,843
	Savings & loans - 0.9%
1,712,000	Amsouth Bank NA 4.850% 04/01/13	1,685,841
	Golden West Financial Corp.
406,000	4.125% 08/15/07	402,176
1,283,000	4.750% 10/01/12	1,271,119
	Washington Mutual, Inc.
2,008,000	4.625% 04/01/14	1,906,014
335,000	5.625% 01/15/07	339,368
		5,604,518
		163,832,484
	Industrials - 2.5%
	Aerospace & defense - 0.4%
252,000	General Dynamics Corp. 4.500% 08/15/10	250,196
483,000	Goodrich Corp. 7.625% 12/15/12	555,377
1,106,000	Northrop Grumman Corp. 7.125% 02/15/11	1,219,841
700,000	Raytheon Co. 5.375% 04/01/13	714,560
		2,739,974
	Auto manufacturers - 1.3%
	Ford Motor Credit Co.
1,010,000	5.700% 01/15/10	921,776
6,242,000	7.375% 10/28/09	6,056,987
988,000	General Motors Acceptance Corp. 6.150% 04/05/07	980,284
		7,959,047
	Electrical components & equipment - 0.1%
750,000	Emerson Electric Co. 4.750% 10/15/15	740,595
	Environmental control - 0.2%
1,195,000	Waste Management, Inc. 7.375% 08/01/10	1,311,644

Par		Value
	Machinery - construction & mining - 0.0%
$7,000	Caterpillar, Inc. 6.550% 05/01/11	$7,628
	Miscellaneous manufacturing - 0.0%
7,000	General Electric Co. 5.000% 02/01/13	7,064
	Transportation - 0.5%
	Burlington Northern Santa Fe Corp.
1,250,000	4.875% 01/15/15	1,237,963
1,139,000	6.750% 07/15/11	1,244,232
397,000	Canadian National Railroad Co. 6.375% 10/15/11	428,462
		2,910,657
		15,676,609
	Technology - 0.5%
	Computers - 0.5%
1,942,000	Hewlett-Packard Co. 5.750% 12/15/06	1,969,421
1,500,000	International Business Machines Corp. 3.800% 02/01/08	1,476,120
		3,445,541
	Utilities - 5.2%
	Electric - 4.7%
1,800,000	American Electric Power Co., Inc. 5.375% 03/15/10	1,834,038
780,000	Appalachian Power Co. 3.600% 05/15/08	759,455
1,250,000	Commonwealth Edison Co. 4.700% 04/15/15	1,182,975
1,034,000	Consolidated Edison Co. of New York 6.625% 12/15/05	1,038,560
	Dominion Resources, Inc.
2,830,000	4.300% 09/28/07(b)	2,835,518
571,000	5.000% 03/15/13	564,770
525,000	Duquesne Light Co. 6.700% 04/15/12	570,287
3,782,000	FirstEnergy Corp. 6.450% 11/15/11	4,024,918
4,000	Florida Power & Light Co. 4.850% 02/01/13	4,010
977,430	FPL Energy National Wind 5.608% 03/10/24(a)	972,944
1,483,000	Midamerican Energy Holdings Co. 5.000% 02/15/14	1,460,236
491,000	NiSource Finance Corp. 5.400% 07/15/14	495,124
348,000	Ohio Edison Co. 4.000% 05/01/08	341,478
908,000	Pacific Gas & Electric Co. 4.200% 03/01/11	874,104
571,000	Pepco Holdings, Inc. 5.500% 08/15/07	578,035

See Accompanying Notes to Financial Statements.

69

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Electric - (continued)
$3,330,000	Progress Energy, Inc. 6.050% 04/15/07	$3,390,739
629,000	Public Service Electric & Gas Co. 4.000% 11/01/08	615,961
3,000,000	Scottish Power PLC 4.910% 03/15/10	2,993,310
1,078,000	Southern Co. Capital Funding, Inc. 5.300% 02/01/07	1,087,131
589,000	TransAlta Corp. 5.750% 12/15/13	604,497
2,373,000	TXU Energy Co. LLC 7.000% 03/15/13	2,576,200
1,032,000	Virginia Electric & Power Co. 5.375% 02/01/07	1,041,164
		29,845,454
	Gas - 0.5%
3,000,000	Atmos Energy Corp. 4.000% 10/15/09	2,886,900
		32,732,354
	Total corporate fixed-income bonds & notes (Cost of $322,212,947)	322,607,255
	Government agencies & obligations - 30.1%
	Foreign government obligations - 2.4%
2,023,000	Hellenic Republic of Greece 6.950% 03/04/08	2,131,149
3,188,000	Quebec Province 6.125% 01/22/11	3,388,493
872,000	Republic of Chile 5.500% 01/15/13	912,391
1,163,000	Republic of Italy 2.750% 12/15/06	1,143,776
969,000	Republic of South Africa 6.500% 06/02/14	1,062,024
5,925,000	United Mexican States 6.625% 03/03/15	6,428,625
		15,066,458
	U.S. government agencies & obligations - 27.7%
3,624,000	Federal Farm Credit Bank 2.500% 03/15/06	3,598,273
	Federal Home Loan Bank System
1,800,000	3.625% 11/14/08	1,758,352
3,500,000	3.875% 06/14/13	3,332,767
	Federal Home Loan Mortgage Corp.
1,437,000	2.375% 04/15/06	1,422,818
700,000	4.500% 01/15/13	694,936
1,750,000	5.750% 03/15/09	1,820,058
2,136,000	6.625% 09/15/09	2,297,922

Par		Value
	U.S. government agencies & obligations - (continued)
	Federal National Mortgage Association
$2,082,000	2.625% 11/15/06	$2,042,436
1,500,000	4.125% 04/15/14	1,448,022
10,000,000	4.300% 06/30/08	9,905,610
2,095,000	4.375% 09/15/12	2,073,168
5,389,000	5.250% 06/15/06	5,422,848
15,386,000	5.250% 01/15/09	15,741,278
	U.S. Treasury Bonds
7,850,000	3.125% 04/15/09	7,574,944
6,500,000	7.250% 05/15/16	8,040,955
	U.S. Treasury Notes
3,500,000	2.000% 05/15/06(c)	3,456,932
2,500,000	2.375% 08/15/06	2,463,868
2,000,000	2.750% 06/30/06	1,981,094
4,544,000	2.750% 08/15/07	4,429,337
584,000	3.000% 11/15/07	570,312
5,500,000	3.000% 02/15/09	5,292,892
5,100,000	3.250% 01/15/09	4,952,778
6,200,000	3.375% 10/15/09	6,008,432
6,000,000	3.625% 01/15/10	5,861,484
400,000	3.750% 05/15/08	395,719
5,608,000	3.875% 07/31/07	5,578,210
5,200,000	3.875% 05/15/09	5,143,122
1,000,000	4.000% 03/15/10	991,094
1,450,000	4.000% 04/15/10	1,436,802
7,000,000	4.250% 08/15/13	6,975,934
12,479,000	4.250% 11/15/14(c)	12,389,800
3,150,000	4.250% 08/15/15	3,130,313
2,200,000	4.625% 05/15/06	2,207,649
3,477,000	5.000% 08/15/11	3,612,958
17,000,000	6.500% 02/15/10	18,523,353
	U.S. Treasury Strips
4,000,000	(d)05/15/06	3,905,380
10,000,000	(d)11/15/08	8,784,950
		175,266,800
	Total government agencies & obligations (cost of $192,132,150)	190,333,258
	Collateralized mortgage obligations - 8.8%
	Collateralized mortgage obligations - 5.2%
	Agency - 2.2%
	Federal Home Loan Mortgage Corp.
3,141,500	4.500% 05/15/24	3,121,429
2,488,400	5.500% 01/15/23, Interest Only	111,804
2,712,173	5.500% 05/15/27, Interest Only	183,207
	Federal National Mortgage Association
2,818,360	5.500% 08/25/17	2,865,373
4,550,000	5.500% 09/25/35	4,564,808
2,624,000	6.000% 04/25/17	2,728,964

See Accompanying Notes to Financial Statements.

70

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Agency - (continued)
	Vendee Mortgage Trust, Interest Only
$13,952,468	0.304% 03/15/29(b)(g)	$110,491
10,866,679	0.446% 09/15/27(b)(g)	114,776
		13,800,852
	Non-Agency - 3.0%
2,619,864	Chaseflex Trust 5.500% 02/25/35	2,616,117
	Citigroup Mortgage Loan Trust, Inc. (e)08/25/35
1,900,000	(5.517% 10/25/05) (e)08/25/35	1,899,943
1,185,000	(5.666% 10/25/05)	1,182,417
3,347,473	Countrywide Alternative Loan Trust 5.500% 09/25/35	3,303,353
2,488,471	First Horizon Alternative Mortgage Securities 6.000% 01/25/35	2,512,983
4,675,692	Residential Accredit Loans, Inc. 5.500% 02/25/35	4,661,338
2,500,000	Washington Mutual, Inc. 4.681% 04/25/35(b)	2,478,300
		18,654,451
	Commercial mortgage- backed securities - 3.6%
3,730,000	Bear Stearns Commercial Mortgage Securities 4.680% 08/13/39	3,662,114
3,765,000	Citigroup Commercial Mortgage Trust 4.733% 10/15/41	3,705,438
	JP Morgan Chase Commercial Mortgage Securities Corp.
3,000,000	4.780% 07/15/42	2,937,420
2,000,000	4.878% 01/15/42	1,984,620
2,500,000	5.314% 08/15/42(a)(b)	2,410,350
11,739,772	Merrill Lynch Mortgage Investors, Inc. 1.042% 12/15/30(b)	423,923
7,949,000	Morgan Stanley Capital I 4.970% 12/15/41	7,940,653
		23,064,518
	Total collateralized mortgage obligations (Cost of $56,755,352)	55,519,821
	Asset-backed securities - 6.5%
	AmeriCredit Automobile Receivables Trust
3,500,000	3.930% 10/06/11	3,417,225
2,500,000	4.730% 07/06/10	2,488,250
5,811,000	BMW Vehicle Owner Trust 3.320% 02/25/09	5,698,790
4,582	Bombardier Capital Mortgage Securitization Corp. 6.230% 04/15/28	4,558

Par		Value
	Asset-backed securities - (continued)
$1,500,000	Citibank Credit Card Issuance Trust 5.650% 06/16/08	$1,513,215
5,000,000	Discover Card Master Trust 5.750% 12/15/08	5,049,550
55,445	First Plus Home Loan Trust (e)05/10/24 (7.720% 10/10/05)	55,580
3,500,000	Ford Credit Auto Owner Trust 4.080% 06/15/10	3,427,095
1,800,000	GE Equipment Small Ticket LLC 4.620% 12/22/14(a)	1,796,058
913,116	Green Tree Financial Corp. 8.250% 07/15/27	913,226
2,000,000	GSAA Trust 4.316% 11/25/34(b)	1,970,240
2,650,000	Hyundai Auto Receivables Trust 4.200% 02/15/12	2,611,919
3,000,000	Long Beach Auto Receivables Trust 4.544% 06/15/12(f)	3,000,000
	Residential Asset Mortgage Products, Inc.
1,100,000	3.981% 04/25/29	1,075,096
2,000,000	5.670% 10/25/34	1,953,800
2,500,000	Residential Funding Mortgage Securities II, Inc. (e)09/25/35
	(5.110% 10/25/05)	2,492,475
3,500,000	WFS Financial Owner Trust 4.620% 11/19/12	3,488,660
	Total asset-backed securities (Cost of $41,738,656)	40,955,737
	Mortgage-backed securities - 2.1%
	Federal National Mortgage Association
232,190	5.449% 08/01/36(b)	237,121
	TBA:
6,500,000	4.500% 10/18/20(f)	6,363,903
3,000,000	5.000% 10/18/20(f)	2,991,564
3,500,000	5.500% 10/18/20(f)	3,550,313
	Government National Mortgage Association
126,884	7.000% 05/15/12	133,042
9,325	9.500% 09/15/16	10,260
2,106	9.500% 08/15/20	2,339
2,878	9.500% 12/15/20	3,198
4,157	10.000% 05/15/16	4,645
18,032	10.000% 07/15/17	20,150
14,591	10.000% 08/15/17	16,304
834	10.000% 08/15/18	932
58,884	11.500% 06/15/13	65,227
	Total mortgage-backed securities (Cost of $13,467,339)	13,398,998

See Accompanying Notes to Financial Statements.

71

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Short-term obligations - 3.1%
	Repurchase agreement - 1.1%
$6,673,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Agency Obligation maturing 07/14/28, market value of $6,811,200 (repurchase proceeds $6,675,058)	$6,673,000
	U.S. government agencies & obligations - 2.0%
	Federal Home Loan Mortgage Corp., Discount Notes
13,000,000	(d)10/18/05	12,977,900
	Total short-term obligations (Cost of $19,650,900)	19,650,900
Total investments (Cost of $645,957,344)(h)	101.7%	642,465,969
Other assets & liabilities, net	(1.7)%	(11,045,281)
Net assets	100.0%	$631,420,688

  Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $25,145,870, which represents 4.0% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(c)  Security pledged as collateral for open futures contracts and TBA's.

(d)  Zero coupon bond.

(e)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)  Security purchased on a delayed delivery basis.

(g)  Denotes restricted securities, which are subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2005, the value of these securities represents 0.04% of net assets.

(h)  Cost for federal income tax purposes is $645,957,344.

Acronym	Name
STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

At September 30, 2005, the portfolio held the following sectors:

Sector	% of Net Assets
Corporate fixed-income bonds & notes	51.1%
Government agencies & obligations	30.1
Collateralized mortgage obligations	8.8
Asset-backed securities	6.5
Mortgage-backed securities	2.1
Short-term obligations	3.1
Other assets & liabilities, net	(1.7)
100.0%

At September 30, 2005, the Fund held the following open long futures contract:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	27	$2,967,891	$2,999,321	Dec-2005	($31,430)

See Accompanying Notes to Financial Statements.

72

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Columbia High Income Master Portfolio

Investment portfolio  September 30, 2005 (unaudited)

Par		Value
	Corporate fixed-income bonds & notes - 79.8%
	Basic materials - 7.3%
	Chemicals - 2.7%
	Agricultural chemicals - 1.0%
$8,140,000	Terra Capital, Inc. 12.875% 10/15/08	$9,605,200
	Chemicals-diversified - 0.6%
	Lyondell Chemical Co.
4,115,000	9.500% 12/15/08	4,331,037
1,830,000	10.500% 06/01/13	2,095,350
		6,426,387
	Chemicals-specialty - 1.1%
	EquiStar Chemicals LP
2,925,000	7.550% 02/15/26	2,800,688
4,530,000	10.625% 05/01/11	4,937,700
3,525,000	Millennium America, Inc. 7.625% 11/15/26	3,295,875
		11,034,263
		27,065,850
	Forest products & paper - 2.4%
	Forestry - 0.5%
	Tembec Industries, Inc.
1,815,000	7.750% 03/15/12	1,143,450
1,145,000	8.500% 02/01/11	748,544
5,485,000	8.625% 06/30/09	3,729,800
		5,621,794
	Paper & related products - 1.9%
	Georgia-Pacific Corp.
2,925,000	8.000% 01/15/24	3,221,156
1,975,000	8.875% 02/01/10	2,197,187
6,195,000	8.875% 05/15/31	7,372,050
1,190,000	9.375% 02/01/13	1,328,338
1,025,000	Norske Skog Canada Ltd. 8.625% 06/15/11	1,035,250
4,165,000	Pope and Talbot, Inc. 8.375% 06/11/13	3,810,975
		18,964,956
		24,586,750
	Iron/steel - 2.2%
	Steel-producers - 0.8%
4,666,000	Algoma Steel, Inc. 11.000% 12/31/09	4,975,123
3,200,000	United States Steel LLC 10.750% 08/01/08	3,560,000
		8,535,123
	Steel-specialty - 1.4%
3,850,000	Allegheny Ludlum Corp. 6.950% 12/15/25	3,667,125

Par		Value
	Steel-specialty - (continued)
$5,490,000	Allegheny Technologies, Inc. 8.375% 12/15/11	$5,901,750
4,005,000	UCAR Finance, Inc. 10.250% 02/15/12	4,265,325
		13,834,200
		22,369,323
		74,021,923
	Communications - 17.7%
	Advertising - 0.2%
	Direct marketing - 0.2%
1,745,000	Bear Creek Corp. 9.000% 03/01/13(a)	1,806,075
	Internet - 0.0%
	Web hosting/design - 0.0%
475,639	Globix Corp. 11.000% 05/01/08(a)(b)(c)	448,290
	Media - 6.6%
	Advertising - 0.2%
1,440,000	Riverdeep Acquisitions 13.845% 10/14/11(b)(d)	1,483,200
	Cable TV - 1.0%
1,675,000	ONO Finance 10.500% 05/15/14(a)	2,094,233
2,595,000	Rogers Cablesystems Ltd. 11.000% 12/01/15	2,750,700
6,060,000	Shaw Communications, Inc. 7.500% 11/20/13	5,665,985
		10,510,918
	Multimedia - 1.9%
	CanWest Media, Inc.
8,260,000	7.625% 04/15/13	9,044,700
5,417,051	8.000% 09/15/12	5,742,074
	Quebecor Media, Inc.
	(e)07/15/11
2,620,000	(13.750% 07/15/06)	2,672,400
1,750,000	11.125% 07/15/11	1,914,063
		19,373,237
	Publishing-books - 1.0%
4,490,000	Houghton Mifflin Co. 7.200% 03/15/11	4,630,312
5,605,000	Morris Publishing Group LLC 7.000% 08/01/13	5,492,900
		10,123,212
	Publishing-newspapers - 1.1%
	Hollinger, Inc.
930,000	11.875% 03/01/11(a)	957,900
3,945,000	12.875% 03/01/11(a)(b)	4,339,500
1,780,000	Medianews Group, Inc. 6.875% 10/01/13	1,762,200
3,800,000	Sun Media Corp. 7.625% 02/15/13	3,971,000
		11,030,600

See Accompanying Notes to Financial Statements.

73

Columbia Master Investment Trust

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Publishing-periodicals - 0.5%
$516,000	Dex Media East LLC 12.125% 11/15/12	$603,720
	Ziff Davis Media, Inc.
3,090,000	9.693% 05/01/12(f)	3,043,650
1,461,302	Series B 13.000% 08/12/09(c)	1,501,488
		5,148,858
	Television - 0.9%
8,905,000	Paxson Communications Corp. (e)01/15/09 (12.250% 01/15/06)	8,637,850
		66,307,875
	Telecommunication services - 10.9%
	Cellular telecommunications - 1.8%
	Dobson Cellular Systems, Inc.
980,000	8.375% 11/01/11	1,033,900
1,330,000	8.443% 11/01/11(f)	1,379,875
1,725,000	9.875% 11/01/12	1,893,188
6,445,000	Millicom International Cellular SA 10.000% 12/01/13	6,678,631
1,735,000	Rogers Cantel, Inc. 9.750% 06/01/16	2,095,012
5,530,000	Triton PCS, Inc. 8.500% 06/01/13	5,281,150
		18,361,756
	Satellite telecommunications - 2.2%
5,755,000	Inmarsat Finance II PLC (e)11/15/12 (10.375% 11/15/08)	4,747,875
	Intelsat Bermuda Ltd.
3,130,000	8.250% 01/15/13(a)	3,145,650
4,660,000	8.695% 01/15/12(a)(f)	4,753,200
1,164,000	Loral Cyberstar, Inc. 10.000% 07/15/06(g)	1,049,055
2,268,000	PanAmSat Corp. 9.000% 08/15/14	2,398,410
4,945,000	Satbirds Capital Participations, S.C.A 10.464% 05/01/14(b)(d)	6,212,401
		22,306,591
	Telecommunication equipment - 0.9%
	Lucent Technologies, Inc.
4,350,000	5.500% 11/15/08	4,344,562
4,190,000	6.450% 03/15/29	3,666,250
805,000	6.500% 01/15/28	694,313
		8,705,125
	Telecommunication services - 1.7%
944,357	Colo.Com, Inc. 13.875% 03/15/10(a)(g)(h)(i)	-
3,250,000	Mobifon Holdings BV 12.500% 07/31/10	3,904,063

Par		Value
	Telecommunication services - (continued)
$583,221	Restructured Asset Securities 11.000% 06/30/08(h)(i)	$-
	Telcordia Technologies, Inc.
2,992,500	6.560% 09/15/12(d)	2,979,423
4,715,000	10.000% 03/15/13(a)	4,514,612
6,055,000	US West Communications 8.875% 06/01/31	6,145,825
		17,543,923
	Telephone-integrated - 4.2%
1,010,000	Qwest Capital Funding, Inc. 7.750% 08/15/06	1,020,100
	Qwest Communications International, Inc.
7,135,000	7.250% 02/15/11	6,956,625
4,435,000	7.500% 11/01/08	4,191,075
	Qwest Corp.
165,000	5.625% 11/15/08	162,525
6,500,000	6.950% 06/30/10(d)	6,470,230
2,950,000	7.125% 11/15/43	2,500,125
1,410,000	7.250% 09/15/25	1,311,300
1,130,000	8.875% 03/15/12	1,231,700
	Qwest Services Corp.
3,379,000	13.000% 12/15/07(a)	3,721,124
6,787,000	13.500% 12/15/10	7,779,599
6,279,000	14.000% 12/15/14	7,613,287
		42,957,690
	Wireless equipment - 0.1%
1,060,000	American Tower Escrow Corp. (j)08/01/08	820,175
		110,695,260
		179,257,500
	Consumer cyclical - 8.6%
	Airlines - 1.0%
	Airlines - 1.0%
762,028	American Airlines, Inc. 7.377% 05/23/19	541,040
	Delta Air Lines, Inc.
13,869,000	8.300% 12/15/29(g)	2,496,420
715,000	9.250% 03/15/22(g)	128,700
2,335,000	9.750% 05/15/21(g)	426,138
1,945,000	10.000% 08/15/08(g)	350,100
4,295,000	10.375% 02/01/11(g)	773,100
2,990,000	10.375% 12/15/22(g)	538,200
	Northwest Airlines, Inc.
1,035,000	7.875% 03/15/08(g)	292,388
260,000	8.700% 03/15/07(g)	73,450
250,553	8.970% 01/02/15(g)	40,088
6,335,000	9.875% 03/15/07(g)	1,837,150
9,205,000	10.000% 02/01/09(g)	2,646,437
		10,143,211
	Auto parts & equipment - 2.6%
	Auto/truck parts & equipment-original - 0.6%
	Collins & Aikman Products Co.
1,535,000	10.750% 12/31/11(g)	675,400
7,960,000	12.875% 08/15/12(a)(g)	756,200

See Accompanying Notes to Financial Statements.

74

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Auto/truck parts & equipment-original - (continued)
	Tenneco Automotive, Inc.
$2,745,000	8.625% 11/15/14	$2,765,587
1,970,000	10.250% 07/15/13	2,203,938
		6,401,125
	Rubber-tires - 2.0%
	Goodyear Tire & Rubber Co.
5,000,000	6.320% 04/30/10(d)	5,059,400
982,000	6.375% 03/15/08	977,090
1,905,000	6.625% 12/01/06	1,914,525
10,570,000	12.500% 03/01/11	11,759,125
		19,710,140
		26,111,265
	Entertainment - 1.2%
	Gambling (non-hotel) - 0.4%
845,000	Isle of Capri Casinos, Inc. 9.000% 03/15/12	895,700
2,627,000	Jacobs Entertainment Co. 11.875% 02/01/09	2,810,890
		3,706,590
	Motion pictures & services - 0.0%
379,058	United Artists Theatre Circuit, Inc. 9.300% 07/01/15(b)	375,268
	Music - 0.1%
1,485,000	Warner Music Group 7.375% 04/15/14	1,494,281
	Resorts/theme parks - 0.5%
	Six Flags, Inc.
2,875,000	9.625% 06/01/14	2,831,875
1,805,000	9.750% 04/15/13	1,782,437
		4,614,312
	Theaters - 0.2%
2,080,000	Loews Cineplex Entertainment Corp. 9.000% 08/01/14	2,017,600
		12,208,051
	Home furnishings - 0.2%
	Appliances - 0.2%
2,400,000	Fedders North America, Inc. 9.875% 03/01/14	1,788,000
	Lodging - 1.1%
	Casino hotels - 0.5%
310,000	Caesars Entertainment, Inc. 9.375% 02/15/07	327,825
720,000	Mandalay Resort Group 9.500% 08/01/08	786,600
4,062,182	Trump Entertainment Resorts, Inc. 8.500% 06/01/15	3,930,161
		5,044,586

Par		Value
	Hotels & motels - 0.6%
$1,460,000	Gaylord Entertainment Co. 8.000% 11/15/13	$1,536,650
	ITT Corp.
3,230,000	7.375% 11/15/15	3,536,850
1,015,000	7.750% 11/15/25	1,035,300
		6,108,800
		11,153,386
	Retail - 2.1%
	Multilevel direct selling - 0.3%
2,952,000	Jafra Cosmetics International Inc./Distribuidora Comercial Jaffra SA de CV 10.750% 05/15/11	3,306,240
	Retail-propane distributors - 0.3%
4,025,000	Star Gas Partners LP/Star Gas Finance Co. 10.250% 02/15/13	3,320,625
	Retail-toy store - 1.4%
	Toys R Us, Inc.
9,585,000	7.625% 08/01/11	8,746,312
5,380,000	8.750% 09/01/21	5,380,000
		14,126,312
	Retail-video rental - 0.1%
655,000	Blockbuster, Inc. 9.500% 09/01/12(a)	542,013
		21,295,190
	Textiles - 0.4%
	Textile-products - 0.4%
3,945,000	INVISTA 9.250% 05/01/12(a)	4,300,050
		86,999,153
	Consumer non-cyclical - 9.3%
	Agriculture - 1.0%
	Tobacco - 1.0%
	Commonwealth Brands, Inc.
6,135,000	9.750% 04/15/08(a)	6,411,075
3,685,000	10.625% 09/01/08(a)	3,850,825
		10,261,900
	Commercial services - 4.4%
	Commercial services - 1.7%
1,900,000	Jostens Corp. Series C 6.064% 10/04/11(d)	1,928,025
3,895,000	Language Line Holdings, Inc. 11.125% 06/15/12	3,554,187
8,560,000	Quintiles Transnational Corp. 10.000% 10/01/13	9,630,000
2,380,000	Vertrue, Inc. 9.250% 04/01/14	2,356,200
		17,468,412

See Accompanying Notes to Financial Statements.

75

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Commercial services-finance - 0.4%
	Dollar Financial Group, Inc.
$2,140,000	9.750% 11/15/11	$2,214,900
1,720,000	9.750% 11/15/11(a)	1,780,200
		3,995,100
	Diversified operations/commercial services - 0.4%
3,565,000	Chemed Corp. 8.750% 02/24/11	3,854,656
	Marine services - 0.2%
2,295,000	Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	2,140,088
	Printing-commercial - 1.0%
2,570,000	American Color Graphics, Inc. 10.000% 06/15/10	1,908,225
4,299,000	Phoenix Color Corp. 10.375% 02/01/09	3,912,090
4,120,000	Vertis, Inc. 9.750% 04/01/09	4,243,600
		10,063,915
	Protection-safety - 0.4%
4,690,000	Protection One Alarm Monitoring 8.125% 01/15/09	4,572,750
	Rental auto/equipment - 0.3%
2,835,000	Williams Scotsman, Inc. 8.500% 10/01/15(a)	2,863,350
		44,958,271
	Food - 1.4%
	Food-meat products - 0.6%
	Swift & Co.
1,225,000	10.125% 10/01/09	1,319,938
4,305,000	12.500% 01/01/10	4,692,450
		6,012,388
	Food-miscellaneous/ diversified - 0.8%
430,000	Chiquita Brands International, Inc. 7.500% 11/01/14	408,500
7,895,000	Parmalat Finance Corp. BV 6.250% 02/07/05(g)	2,942,326
5,275,000	Pinnacle Foods Holding Corp. 8.250% 12/01/13	5,024,437
		8,375,263
		14,387,651

Par		Value
	Healthcare services - 1.5%
	Dialysis centers - 0.2%
$1,905,000	National Nephrology Associates, Inc. 9.000% 11/01/11(a)	$2,119,313
	Medical-hospitals - 0.7%
	HCA, Inc.
2,285,000	7.500% 11/15/95	2,087,325
90,000	7.750% 07/15/36	89,257
4,075,000	8.360% 04/15/24	4,251,692
		6,428,274
	Physician practice management - 0.6%
5,780,000	Ameripath, Inc. 10.500% 04/01/13	6,141,250
		14,688,837
	Household products/wares - 0.6%
	Consumer products-miscellaneous - 0.4%
4,115,000	Spectrum Brands, Inc. 8.500% 10/01/13	3,960,687
	Office supplies & forms - 0.2%
1,870,000	ACCO Brands Corp. 7.625% 08/15/15(a)	1,846,625
		5,807,312
	Pharmaceuticals - 0.4%
	Medical-drugs - 0.4%
	Warner Chilcott Corp.
2,075,000	8.750% 02/01/15(a)	1,992,000
	Series B
1,361,364	6.770% 01/18/12(d)	1,370,117
	Series C
548,563	6.770% 01/18/11(d)	552,091
	Series D
253,421	6.770% 01/18/12(d)	255,050
		4,169,258
		94,273,229
	Diversified - 0.6%
	Holding companies-diversified - 0.6%
	Special purpose aquisitions - 0.6%
408,000	ESI Tractebel Acquisition Corp. 7.990% 12/30/11	429,420
7,340,000	Pharma Services Intermediate Holding Corp. (e)04/01/14 (11.500% 04/01/09)	5,431,600
		5,861,020

See Accompanying Notes to Financial Statements.

76

Columbia Master Investment Trust

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Energy - 7.6%
	Energy-alternate sources - 0.0%
	Energy-alternate sources - 0.0%
$2,948	Salton SEA Funding 8.300% 05/30/11(b)	$3,228
	Oil & gas - 3.7%
	Oil & gas drilling - 0.9%
	Parker Drilling Co.
5,155,000	9.625% 10/01/13	5,870,256
730,000	9.625% 10/01/13(a)	831,288
2,485,000	Pride International, Inc. 7.375% 07/15/14	2,683,800
		9,385,344
	Oil Companies-exploration & production - 2.8%
11,830,000	El Paso Production Holding Co. 7.750% 06/01/13	12,406,712
3,350,000	Forest Oil Corp. 8.000% 12/15/11	3,701,750
400,000	Hilcorp Energy LP/Hilcorp Finance Co. 10.500% 09/01/10(a)	440,000
	Newfield Exploration Co.
390,000	7.625% 03/01/11	426,075
390,000	8.375% 08/15/12	421,200
1,960,000	Plains E&P Co. 8.750% 07/01/12	2,121,700
2,310,000	Venoco, Inc. 8.750% 12/15/11	2,413,950
	Vintage Petroleum, Inc.
1,695,000	7.875% 05/15/11	1,767,038
4,435,000	8.250% 05/01/12	4,745,450
		28,443,875
		37,829,219
	Oil & gas services - 0.9%
	Oil-field services - 0.9%
	Petroleum Geo-Services ASA
1,063,669	8.000% 11/05/06	1,078,294
7,304,610	10.000% 11/05/10	8,217,686
		9,295,980
	Pipelines - 3.0%
	Pipelines - 3.0%
5,385,000	ANR Pipeline Co. 9.625% 11/01/21	6,650,475
	Dynegy Holdings, Inc.
4,785,000	9.875% 07/15/10(a)	5,209,669
2,155,000	10.099% 07/15/08(a)(f)	2,278,912
	El Paso Corp.
1,280,000	6.950% 12/15/07	1,297,600
2,025,000	7.000% 05/15/11	2,022,469
1,600,000	7.800% 08/01/31	1,602,000
	El Paso Natural Gas Co.
310,000	7.500% 11/15/26	322,788

Par		Value
	Pipelines - (continued)
$5,240,000	7.625% 08/01/10	$5,462,700
1,860,000	8.375% 06/15/32	2,127,375
1,385,000	Pacific Energy Partners LP/ Pacific Energy Finance Corp. 7.125% 06/15/14	1,436,937
1,315,000	Southern Natural Gas Co. 7.350% 02/15/31	1,354,450
		29,765,375
		76,893,802
	Financials - 10.2%
	Banks - 0.4%
	Commercial banks-western US - 0.4%
3,965,000	Fremont General Corp. 7.875% 03/17/09	4,044,300
	Diversified financial services - 5.3%
	Finance-auto loans - 2.6%
	General Motors Acceptance Corp.
2,150,000	5.625% 05/15/09	1,974,968
5,535,000	6.150% 04/05/07	5,491,772
7,215,000	6.750% 12/01/14	6,297,901
14,070,000	8.000% 11/01/31	12,310,406
		26,075,047
	Finance-investment banker/broker - 0.7%
	LaBranche & Co., Inc.
2,290,000	9.500% 05/15/09	2,430,263
3,910,000	11.000% 05/15/12	4,315,662
		6,745,925
	Finance-other services - 0.6%
6,185,000	AMR Real Estate 8.125% 06/01/12	6,525,175
	Special purpose entity - 1.4%
	Cedar Brakes LLC
2,265,078	8.500% 02/15/14(a)	2,542,550
5,176,148	9.875% 09/01/13(a)	5,991,391
2,910,000	Rainbow National Services LLC 10.375% 09/01/14(a)	3,273,750
2,020,000	Vanguard Health Holding Co. LLC (e)10/01/15 (11.250% 10/01/09)	1,464,500
455,000	9.000% 10/01/14	486,850
		13,759,041
		53,105,188
	Insurance - 1.4%
	Life/health insurance - 0.7%
5,775,000	Crum & Forster Holdings Corp. 10.375% 06/15/13	6,208,125

See Accompanying Notes to Financial Statements.

77

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Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Life/health insurance - (continued)
$510,000	Unum-Provident Corp. 6.750% 12/15/28	$480,675
		6,688,800
	Multi-line insurance - 0.7%
	Fairfax Financial Holdings Ltd.
185,000	7.375% 04/15/18	164,650
1,100,000	7.750% 04/26/12	1,056,000
3,590,000	7.750% 07/15/37	2,907,900
325,000	8.250% 10/01/15	315,250
185,000	8.300% 04/15/26	161,875
2,620,000	First Mercury Financial Corp. 11.797% 08/15/12(a)(f)	2,619,135
		7,224,810
	Mutual insurance - 0.0%
	Lumbermens Mutual Casualty
180,000	8.300% 12/01/37(a)(g)	3,375
4,600,000	8.450% 12/01/97(a)(g)	86,250
9,865,000	9.150% 07/01/26(a)(g)	184,969
		274,594
		14,188,204
	Real estate - 2.2%
	Real estate management/ services - 1.6%
	CB Richard Ellis Services, Inc.
	Escrowed to Maturity
2,633,000	9.750% 05/15/10	2,902,882
2,730,000	11.250% 06/15/11	2,975,700
6,443,303	LNR Property Corp. Series B 6.715% 02/03/08(d)	6,512,311
	Riley Mezzanine Corp.
2,000,000	8.215% 02/03/08(d)	2,001,260
2,000,000	8.965% 02/03/08(d)	2,001,260
		16,393,413
	Reits-single tenant - 0.6%
5,950,000	Trustreet Properties, Inc. 7.500% 04/01/15	6,035,264
		22,428,677
	Real estate investment trusts - 0.9%
	Reits-health care - 0.4%
4,475,000	Omega Healthcare Investors, Inc. 7.000% 04/01/14	4,508,563
	Reits-office property - 0.5%
4,470,000	Crescent Real Estate Equities LP 9.250% 04/15/09	4,738,200
		9,246,763
		103,013,132

Par		Value
	Industrials - 9.3%
	Aerospace & defense - 1.5%
	Aerospace/ defense-equipment - 1.5%
	BE Aerospace, Inc.
$980,000	8.000% 03/01/08	$977,550
520,000	8.500% 10/01/10	565,500
7,360,000	8.875% 05/01/11	7,718,800
	Sequa Corp.
3,115,000	8.875% 04/01/08	3,255,175
2,635,000	9.000% 08/01/09	2,799,687
		15,316,712
	Building materials - 1.5%
	Building & construction products-miscellaneous - 1.3%
1,700,000	Compression Polymers Holding Corp. 10.500% 07/01/13(a)	1,576,750
4,465,000	Dayton Superior Corp. 10.750% 09/15/08	4,487,325
2,421,000	Interline Brands, Inc. 11.500% 05/15/11	2,687,310
1,810,000	MMI Products, Inc. 11.250% 04/15/07	1,787,375
2,520,000	Panolam Industries International, Inc. 10.750% 10/01/13(a)	2,507,400
		13,046,160
	Building products-air & heating - 0.1%
940,000	Goodman Global Holding Co., Inc. 6.410% 06/15/12(a)(f)	911,800
	Building products-wood - 0.1%
1,500,000	Ainsworth Lumber Co., Ltd. 7.250% 10/01/12	1,428,750
		15,386,710
	Electronics - 0.4%
	Electronic components-miscellaneous - 0.2%
2,175,000	Knowles Electronics Holdings, Inc. 13.125% 10/15/09	2,270,157
	Instruments-scientific - 0.2%
2,105,000	Fisher Scientific International, Inc. 6.125% 07/01/15(a)	2,097,106
		4,367,263
	Environmental control - 0.4%
	Pollution control - 0.4%
4,075,000	Geo Sub Corp. 11.000% 05/15/12	4,085,188
65,000	Marsulex, Inc. 9.625% 07/01/08	65,000
		4,150,188

See Accompanying Notes to Financial Statements.

78

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Hand/machine tools - 0.3%
	Machine tools & related products - 0.3%
$2,725,000	Thermadyne Holdings Corp. 9.250% 02/01/14	$2,541,063
	Metal fabricate/hardware - 0.3%
	Metal processors & fabrication - 0.3%
3,305,000	Mueller Group, Inc. 10.000% 05/01/12	3,507,431
	Miscellaneous manufacturing - 0.7%
	Diversified manufacturing operators - 0.7%
7,165,000	Mark IV Industries, Inc. 7.500% 09/01/07	6,770,925
	Packaging & containers - 3.5%
	Containers-metal/glass - 3.5%
	Crown European Holdings SA
6,750,000	9.500% 03/01/11	7,399,687
5,285,000	10.875% 03/01/13	6,137,206
1,000,000	Graham Packaging, Series C 8.250% 04/07/12(d)	1,017,500
	Owens-Brockway Glass Container, Inc.
2,080,000	7.750% 05/15/11	2,158,000
5,440,000	8.750% 11/15/12	5,875,200
3,675,000	8.875% 02/15/09	3,867,938
	Owens-Illinois, Inc.
2,605,000	7.800% 05/15/18	2,618,025
6,480,000	8.100% 05/15/07	6,650,100
		35,723,656
	Transportation - 0.5%
	Transportation-marine - 0.2%
1,225,000	Stena AB 9.625% 12/01/12	1,349,031
	Transportation-railroad - 0.3%
2,770,000	TFM SA de CV 12.500% 06/15/12	3,247,825
		4,596,856
	Trucking & Leasing - 0.2%
	Transport-equipment & leasing - 0.2%
2,590,000	Interpool, Inc. 6.000% 09/01/14	2,324,525
		94,685,329
	Technology - 3.2%
	Computers - 2.3%
	Computer services - 2.1%
	Sungard Data Systems, Inc.
3,270,000	4.875% 01/15/14	2,844,900
5,940,000	6.280% 02/11/12(a)(d)	6,005,459

Par		Value
	Computer services - (continued)
$1,665,000	8.525% 08/15/13(a)(f)	$1,723,275
6,885,000	10.250% 08/15/15(a)	6,971,062
4,025,000	Solar Capital Corp. 9.125% 08/15/13	4,155,813
		21,700,509
	Computers-integrated systems - 0.2%
1,780,000	Activant Solutions, Inc. 10.065% 04/01/10(a)(f)	1,806,700
		23,507,209
	Semiconductors - 0.7%
	Electronic components-semiconductors - 0.1%
	Amkor Technology, Inc.
390,000	7.125% 03/15/11	334,425
485,000	7.750% 05/15/13	413,462
		747,887
	Semiconductor equipment - 0.6%
	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
2,275,000	7.120% 12/15/11(f)	2,263,625
3,990,000	8.000% 12/15/14	3,650,850
		5,914,475
		6,662,362
	Software - 0.2%
	Computer software - 0.2%
2,155,000	UGS Corp. 10.000% 06/01/12	2,354,338
		32,523,909
	Utilities - 6.0%
	Electric - 6.0%
	Electric-distribution - 0.7%
	AES Eastern Energy LP
4,622,999	9.000% 01/02/17	5,397,351
1,175,000	9.670% 01/02/29	1,483,438
		6,880,789
	Electric-generation - 1.3%
12,000,000	AES Corp. 9.000% 05/15/15(a)	13,200,000
	Electric-integrated - 1.5%
	Mirant Americas Generation LLC
1,400,000	1.000% 01/15/06(d)	1,525,132
2,708,671	1.000% 07/17/06(d)	2,827,175
2,185,000	8.300% 05/01/11(g)	2,720,325
1,670,000	8.500% 10/01/21(g)	2,079,150
2,390,000	9.125% 05/01/31(g)	3,095,050
2,000,000	PSEG Energy Holdings LLC 8.625% 02/15/08	2,097,500
375,000	Western Resources 7.125% 08/01/09	399,375
		14,743,707

See Accompanying Notes to Financial Statements.

79

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Par		Value
	Independent power producer - 2.5%
	Calpine Corp.
$23,187,000	8.500% 07/15/10(a)	$16,578,705
2,640,000	9.875% 12/01/11(a)	1,920,600
5,065,000	NRG Energy, Inc. 8.000% 12/15/13	5,394,225
1,645,000	Reliant Energy, Inc. 9.250% 07/15/10	1,784,825
		25,678,355
		60,502,851
	Total corporate fixed-income bonds & notes (Cost of $791,979,808)	808,031,848
	Convertible bonds - 5.4%
	Communications - 2.8%
	Media - 0.7%
	Multimedia - 0.1%
870,000	Lamar Advertising Co. 2.875% 12/31/10	929,369
	Cable TV - 0.6%
1,125,000	Adelphia Communications Corp. 6.000% 02/15/06(g)	52,031
4,390,000	UnitedGlobalCom, Inc. 1.750% 04/15/24(a)	5,647,097
		5,699,128
		6,628,497
	Internet - 0.1%
	Web portals/isp - 0.0%
3,896,787	At Home Corp. 4.750% 12/15/06(g)(h)	390
	Web hosting/design - 0.1%
1,283,000	RiverStone Networks, Inc. 3.750% 12/01/06(a)(g)	1,215,257
		1,215,647
	Telecommunication services - 2.0%
	Telecommunication equipment - 1.2%
3,040,000	Lucent Technologies, Inc. 8.000% 08/01/31	3,138,800
9,840,000	Nortel Networks Corp. 4.250% 09/01/08	9,307,755
		12,446,555
	Telecom equipment-fiber optics - 0.8%
8,335,000	Ciena Corp. 3.750% 02/01/08	7,626,858
		20,073,413
		27,917,557

Par		Value
	Consumer cyclical - 0.1%
	Airlines - 0.1%
	Airlines - 0.1%
$2,885,000	Delta Air Lines, Inc. 8.000% 06/03/23(a)(g)	$487,738
	Auto manufacturers - 0.0%
	Auto-cars/light trucks - 0.0%
10,400	General Motors Corp. Series C 6.250% 07/15/33	205,400
		693,138
	Consumer non-cyclical - 2.0%
	Biotechnology - 0.4%
	Medical-biomedical/gene - 0.4%
5,255,000	Amgen, Inc. (j)03/01/32	4,127,540
	Health care services - 1.6%
	Medical labs & testing services - 1.1%
14,960,000	Laboratory Corp. of America Holdings (j)09/11/21	11,009,064
	Medical-outpatient/home medical - 0.5%
	Lincare Holdings, Inc.
1,420,000	3.000% 06/15/33(a)	1,419,389
3,500,000	3.000% 06/15/33	3,498,495
		4,917,884
		15,926,948
		20,054,488
	Financials - 0.2%
	Insurance - 0.2%
	Special purpose entity - 0.2%
2,290,000	Conseco, Inc. 3.500% 09/30/35(a)	2,345,532
	Technology - 0.3%
	Semiconductors - 0.3%
	Electronic components-semiconductors - 0.3%
2,980,000	Amkor Technology, Inc. 5.750% 06/01/06	2,825,547
390,000	LSI Logic Corp. 4.000% 11/01/06	384,181
		3,209,728
	Total convertible bonds (Cost of $54,383,244)	54,220,443
Shares
	Common stocks - 2.1%
	Basic materials - 0.0%
	Forest products & paper - 0.0%
115,300	Abitibi-Consolidated, Inc.	466,965

See Accompanying Notes to Financial Statements.

80

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value
	Communications - 1.0%
	Internet - 0.1%
763,040	Globix Corp.(b)(d)(k)	$1,503,189
	Media - 0.9%
36,621	Liberty Global, Inc., Class A(k)	991,696
36,621	Liberty Global, Inc., Class C(k)	942,991
61,000	Haights Cross Communications, Inc.(b)(d)(k)	3,660,000
107,100	Viacom, Inc., Class B	3,535,371
		9,130,058
	Telecommunication services - 0.0%
5,542	ICO Global Communications Holding Ltd.(b)(k)	27,710
7,934	Remote Dynamics, Inc.(k)	6,506
		34,216
		10,667,463
	Consumer cyclical - 0.6%
	Auto manufacturers - 0.6%
357,400	Goodyear Tire & Rubber Co.(k)	5,571,866
	Health care - 0.0%
	Health care providers & services - 0.0%
139	Fountain View, Inc.(b)(d)(h)(k)	2,224
	Industrials - 0.4%
	Hand/machine tools - 0.2%
158,250	Thermadyne Holdings Corp.(b)(k)	2,137,957
	Metal fabricate/hardware - 0.2%
711,489	ACP Holding Co.(a)(b)(k)	1,316,255
		3,454,212
	Technology - 0.1%
	Software - 0.1%
473,686	Quadramed Corp.(b)(k)	862,109
	Total common stocks (Cost of $15,374,072)	21,024,839
	Preferred stocks - 2.0%
	Communications - 0.1%
	Media - 0.1%
	Television - 0.1%
96	Paxson Communications Corp.(c)	650,400

Shares		Value
	Publishing-periodicals - 0.0%
328	Ziff Davis Holdings, Inc.(b)	$196,800
		847,200
	Financials - 1.5%
	Insurance - 0.3%
	Special purpose entity - 0.3%
102,400	Conseco, Inc.	2,722,714
	Real estate investment trusts - 1.2%
	Reits-diversified - 1.2%
8,406,000	Sovereign Real Estate Investment Corp.(a)	12,356,820
		15,079,534
	Technology - 0.4%
	Software - 0.4%
216,900	Quadramed Corp.(b)	4,771,800
	Total preferred stocks (Cost of $20,059,290)	20,698,534
Par
	Asset-backed securities - 0.6%
$6,536,888	Gilroy Receivable Asset Trust 10.000% 09/30/14(b)(d)	6,536,888
416,779	GT Telecom Racers Trust 9.755% 07/02/07(h)(i)	-
	Total asset-backed securities (Cost of $6,778,472)	6,536,888
Units
	Warrants - 0.1%
	Basic materials - 0.1%
	Forest products & paper - 0.1%
	Paper & related products - 0.1%
730,353	Neenah Paper, Inc. Expires 09/30/13(b)(k)	1,351,152
	Communications - 0.0%
	Media - 0.0%
	Advertising - 0.0%
16,612	Riverdeep Acquisitions Expires 10/15/11(h)(i)(k)	-
	Cable TV - 0.0%
1,365	ONO Finance PLC Expires 02/15/11(a)(h)(k)	14
	Multimedia - 0.0%
33	Haights Cross Communications, Inc. Expires 12/10/11 (b)(d)(h)(i)(k)	-

See Accompanying Notes to Financial Statements.

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Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

Units		Value
	Multimedia - (continued)
44,604	Haights Cross Communications, Inc. Preferred Warrants, Expires 10/12/11 (b)(d)(h)(k)	$446
	Publishing-periodicals - 0.0%
78,048	Ziff Davis Media, Inc. Series E Expires 08/12/12(k)	7,805
		8,265
	Telecommunication services - 0.0%
	Cellular telecommunications - 0.0%
1,663	ICO Global Communications Expires 5/16/06(k)	50
180	UbiquiTel, Inc. Expires 04/15/10(b)(h)(k)	1
		51
	Telecommunication services - 0.0%
1,145	Colo.Com, Inc. Expires 03/15/10(a)(i)(k)	-
		51
		8,316
	Industrials - 0.0%
	Hand/machine tools - 0.0%
	Machine tools & related products - 0.0%
220	Thermadyne Holdings Corp. Expires 5/23/06 (b)(h)(k)	1
	Total warrants (Cost of $215,758)	1,359,469
Par
	Short-term obligation - 8.2%
$82,811,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by U.S. Government Agency Obligations with various maturities to 06/15/15, market value of $84,471,619 (repurchase proceeds $82,836,533)	82,811,000
	Total short-term obligation (Cost of $82,811,000)	82,811,000
Total investments (Cost of $971,601,644)(l)	98.2%	994,683,021
Other assets & liabilities, net	1.8%	18,307,626
Net assets	100.0%	$1,012,990,647

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $155,790,483, which represents 15.4% of net assets.

(b)  Denotes restricted securities, which are subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2005, the value of these securities represent 3.5% of net assets.

(c)  Payment-in-kind securities.

(d)  Loan participation agreement.

(e)  Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)  The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(g)  The issuer is in default of certain debt covenants. Income is not being accrued. At September 30, 2005, the value of these securities represents 2.5% of net assets.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)  Security has no value.

(j)  Zero coupon bond.

(k)  Non-income producing security.

(l)  Cost for federal income tax purposes is $971,601,644.

At September 30, 2005, the portfolio held investments in the following sectors:

Sector	% of Net Assets
Communications	21.6%
Financials	11.9
Consumer non-cyclical	11.3
Industrials	9.7
Consumer cyclical	9.3
Energy	7.6
Basic materials	7.4
Utilities	6.0
Technology	4.0
Asset-backed securities	0.6
Diversified	0.6
Short-term obligation	8.2
Other assets & liabilities, net	1.8
100.0%

See Accompanying Notes to Financial Statements.

82

Columbia Master Investment Trust

Columbia High Income Master Portfolio

Investment portfolio (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the following forward foreign currency contracts were outstanding

DESCRIPTION	LOCAL CURRENCY	VALUE OF CONTRACT WHEN OPENED	VALUE OF CONTRACT WHEN OPENED (US DOLLARS)	MARKET VALUE OF CONTRACTS (US DOLLARS)	UNREALIZED DEPRECIATION
Contracts to Buy
Expiring October 6, 2005	Euro	1,450,000	$1,806,004	$1,748,910	$(57,094)
Net unrealized depreciation					(57,094)
Contracts to Sell
Expiring October 6, 2005	Euro	(13,494,307)	(16,215,029)	(16,276,085)	(61,056)
Net unrealized depreciation					(61,056)
Total net unrealized depreciation					$(118,150)

See Accompanying Notes to Financial Statements.

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Columbia Master Investment Trust

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Intermediate Core Bond Master Portfolio	High Income Master Portfolio
Assets:
Non-affiliated investments, at cost	$645,957,344	$971,601,644
Non-affiliated investments, at value	642,465,969	994,683,021
Cash	2,829,365	786
Foreign currency (cost of $- and $363, respectively)	-	349
Receivable for:
Dividends	-	10,468
Interest	6,461,987	19,388,486
Dollar roll fee income	7,637	-
Total assets	651,764,958	1,014,083,110
Liabilities:
Net unrealized depreciation on foreign forward currency contracts	-	118,150
Payable for:
Investments purchased	7,045,168	368,346
Investments purchased on a delayed delivery basis	13,026,060	-
Variation margin	8,859	-
Investment advisory fee	204,425	461,711
Administration fee	-	43,315
Trustees' fees	40,611	42,683
Custody fee	5,942	46,551
Deferred dollar roll income fee	3,750	-
Other liabilities	9,455	11,707
Total liabilities	20,344,270	1,092,463
Net assets	$631,420,688	$1,012,990,647

See Accompanying Notes to Financial Statements.

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Columbia Master Investment Trust

Statements of operations

For the six months ended September 30, 2005 (unaudited)

	Intermediate Core Bond Master Portfolio	High Income Master Portfolio
Investment income:
Interest	$13,562,320	$40,197,048
Dividends	-	769,033
Dividends from affiliates	118,755	613,568
Securities lending	58,233	139,868
Dollar roll fee income	23,633	-
Foreign taxes withheld	(9,164)	(19,551)
Total investment income	13,753,777	41,699,966
Expenses:
Investment advisory fee	1,259,885	2,814,477
Administration fee	-	264,183
Custody fees	25,472	47,723
Trustees' fees and expenses	7,585	7,877
Other expenses	33,982	44,781
Total expenses	1,326,924	3,179,041
Custody earnings credit	(5,877)	(3,324)
Net expenses	1,321,047	3,175,717
Net investment income	12,432,730	38,524,249
Net realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) from:
Investments	(979,182)	7,155,733
Futures contracts	36,415	-
Foreign currency transactions	-	1,560,134
Net realized gain/(loss) on investments	(942,767)	8,715,867
Change in unrealized appreciation/(depreciation) of:
Investments	700,429	(28,303,031)
Futures contracts	(6,329)	-
Foreign currency translations	-	(177,845)
Net change in unrealized appreciation/(depreciation) of investments	694,100	(28,480,876)
Net realized and unrealized gain/(loss) on investments	(248,667)	(19,765,009)
Net increase in net assets resulting from operations	$12,184,063	$18,759,240

See Accompanying Notes to Financial Statements.

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Columbia Master Investment Trust

Statements of changes in net assets

	Intermediate Core Bond Master Portfolio		High Income Master Portfolio
	(unaudited) Six months ended September 30, 2005	Year ended March 31, 2005	(unaudited) Six months ended September 30, 2005	Year ended March 31, 2005
Net investment income	$12,432,730	$23,396,704	$38,524,249	$84,545,555
Net realized gain/(loss) on investments	(942,767)	(1,944,156)	8,715,867	51,060,538
Net change in unrealized appreciation/(depreciation) of investments	694,100	(25,849,555)	(28,480,876)	(47,632,093)
Net increase/(decrease) in net assets resulting from operations	12,184,063	(4,397,007)	18,759,240	87,974,000
Contributions	23,717,425	111,455,000	194,396,467	405,297,000
Withdrawals	(53,660,057)	(207,111,000)	(290,180,060)	(651,619,093)
Net decrease in net assets	(17,758,569)	(100,053,007)	(77,024,353)	(158,348,093)
Net assets:
Beginning of period.	649,179,257	749,232,264	1,090,015,000	1,248,363,093
End of period.	$631,420,688	$649,179,257	$1,012,990,647	$1,090,015,000

See Accompanying Notes to Financial Statements.

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Columbia Master Investment Trust

Financial highlights

									Without waivers and/or expense reimbursements
	Total return		Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Intermediate Core Bond Master Portfolio:
Six months Ended 09/30/05 (unaudited)	1.97	%(a)	0.41	%(b)	3.84	%(b)	25	%(a)	0.41	%(b)
Year ended 3/31/2005	(0.51)%		0.42	(c)	3.39		49%		0.46	(c)
Year ended 3/31/2004	4.66		0.46	(c)(d)	3.10		200		0.47	(c)
Year ended 3/31/2003	10.85		0.47	(c)(d)	3.70		122		0.47	(c)
Year ended 3/31/2002	4.33		0.49	(c)(d)	5.24		228		0.49	(c)
Year ended 3/31/2001	-	(e)	0.45	(c)	6.61		118		0.46	(c)
High Income Master Portfolio:
Six months Ended 09/30/05 (unaudited)	2.27	%(a)	0.60	%(b)	7.29	%(b)	14	%(a)	0.60	%(b)
Year ended 3/31/2005	7.99		0.61	(c)	7.33		33		0.61	(c)
Year ended 3/31/2004	25.53		0.61	(c)	7.85		51		0.61	(c)
Year ended 3/31/2003	6.47		0.62	(c)	9.76		50		0.62	(c)
Year ended 3/31/2002	6.33		0.65	(c)(d)	9.93		64		0.65	(c)
Year ended 3/31/2001	-	(e)	0.71		11.14		63		0.72

(a)  Not annualized.

(b)  Annualized.

(c)  The effect of the custodial expense offset (See Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  Total return not required for period indicated.

See Accompanying Notes to Financial Statements.

87

Columbia Funds Master Investment Trust

Notes to financial statements   September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Master Investment Trust (the "Master Trust"), formerly Nations Master Investment Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following portfolios of Master Trust (each a "Master Portfolio" and collectively, the "Master Portfolios"):

Master Portfolio Name	Former Master Portfolio Name
Columbia Intermediate Core Bond Master Portfolio	Nations Intermediate Bond Master Portfolio

Columbia High Income Master Portfolio	Nations High Yield Bond Master Portfolio

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, each of the Master Portfolios presented in these financial statements were renamed as disclosed above.

The following investors were invested in the Master Portfolios at September 30, 2005:

Columbia Intermediate Core Bond Master Portfolio:
Columbia Intermediate Core Bond Fund	97.3%
Nations Intermediate Bond Fund (Offshore)	2.7%
Columbia High Income Master Portfolio:
Columbia High Income Fund	96.2%
Nations High Yield Bond Fund (Offshore)	3.8%

On September 23, 2005, Nations Intermediate Bond Master Portfolio and Nations High Yield Bond Master Portfolio were renamed Columbia Intermediate Core Bond Master Portfolio and Columbia High Income Master Portfolio, respectively.

Note 2.  Significant Accounting Policies

Use of estimates:  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Security valuation:  Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures contracts:  The Master Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Master Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the bond market. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Master Portfolios may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Master Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Master Portfolios may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Master Portfolio's objective. Call options written by a Master Portfolio give the holder the right to buy the underlying securities from the Master Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Master Portfolio at a stated price. In the case of put options, a Master Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Master Portfolios may also write combinations of covered puts and calls on the same underlying security. When the Master Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Master Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Master Portfolios typically receive a premium from writing a put or call option, which would increase the Master Portfolios' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Master Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Master Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Master Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Master Portfolio.

Swaps: The Master Portfolios may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Master Portfolios had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Master Portfolio with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of assets and liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Master Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

89

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

If there is a default by the counterparty to a swap contract, a Master Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Master Portfolio will succeed in pursuing contractual remedies. A Master Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities.

Forward foreign currency contracts: Generally, each Master Portfolio may enter into forward foreign currency contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Master Portfolio may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Master Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar rolls: The Master Portfolios may enter into dollar rolls in which the Master Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Master Portfolio forgoes principal and interest paid on the securities. The Master Portfolio's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Dollar rolls outstanding are included in Payable for investment securities purchased on its Statement of assets and liabilities. At the time

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Repurchase agreements: Each Master Portfolio may engage in repurchase agreement transactions with institutions that the Master Portfolio's investment advisor has determined are creditworthy. Each Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolios seek to assert their rights.

Loan participation and commitments: The Columbia High Income Master Portfolio may invest in Loan Participations. When a Master Portfolio purchases a Loan Participation, the Master Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not the Borrower. As a result, the Master Portfolio assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Master Portfolio and the Borrower ("Intermediate Participants").

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged directly to the Master Portfolio.

Federal income tax status: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Indemnification: In the normal course of business, each Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents, the Trustees and Officers of the Master Trust are indemnified against certain liabilities that may arise out of their duties to the Master Trust. However, based on experience, the Master Portfolios expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Master Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Intermediate Core Bond Master Portfolio	$4,534,287	$(8,025,662)	$(3,491,375)
Columbia High Income Master Portfolio	69,342,861	(46,261,484)	23,081,377

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Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 4.  Fees and Compensation Paid to Affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Master Portfolios. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Master Portfolios, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Master Portfolio at the following annual rates:

	Fees on Average Net Assets
Master Portfolio	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Intermediate Core Bond Master Portfolio	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Columbia High Income Master Portfolio	0.55%	0.52%	0.49%	0.46%	0.46%	0.46%

For the six-months ended September 30, 2005, the annualized effective investment advisory fee rates for the Columbia Intermediate Core Bond Master Portfolio and Columbia High Income Master Portfolio were 0.39% and 0.53%, respectively.

Sub-advisory fee: MacKay Shields LLC ("MacKay Shields") has been retained by Columbia as sub-advisor to the Columbia High Income Master Portfolio. As the sub-advisor, MacKay Shields is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays MacKay Shields a monthly sub-advisory fee based on the Columbia High Income Master Portfolio's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.400%
$100 million to $200 million	0.375%
Over $200 million	0.350%

For the six months ended September 30, 2005, the annualized effective sub-advisory fee rate for the Columbia High Income Master Portfolio was 0.36%.

Administration fee:  Columbia provides administrative and other services to the Master Portfolios. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Master Portfolios. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Master Portfolios under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Master Portfolios.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.05% of the Columbia High Income Master Portfolio's average daily net assets. Columbia does not receive any compensation from the Columbia Intermediate Core Bond Master Portfolio for its administrative services.

Fees paid to officers and trustees:  With the exception of one officer, all officers of the Master Portfolios are employees of Columbia or its affiliates and receive no compensation from the Master Portfolios.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves), a portfolio of Columbia Funds Trust, another registered investment company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of operations. The liability for the deferred compensation plan is included in "Payable for Trustees' fees" in the Statements of assets and liabilities.

92

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Other:  Prior to the appointment of State Street as sub-administrator to the Master Portfolios, the Master Portfolios made daily investments of cash balances in the Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in "Dividends from affiliates" on the Statements of operations. BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolios. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

	Advisory Fees (earned by BACAP)	Administration Fees (earned by BACAP Distributors)
Intermediate Core Bond Master Portfolio	$4,230	$2,115
High Income Master Portfolio	16,804	8,402

Custody credits: Each Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S Government Securities		Other Investment Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Columbia Intermediate Core Bond Master Portfolio	$78,954,212	$92,221,287	$80,041,938	$85,261,891
Columbia High Income Master Portfolio	-	-	135,084,536	184,198,777

Note 6.  Line of Credit

The Master Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating Master Portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating Master Portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating Master Portfolio.

Prior to August 22, 2005, the Master Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating master portfolio maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Master Portfolios did not borrow under these arrangements.

93

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 7.  Commitments

As of September 30, 2005, the High Income Master Portfolio had unfunded loan commitments pursuant to the following loan agreements:

Borrower	Unfunded Commitment
Foster Wheeler LLC	$7,239,750
Mirant Revolving Credit Corp.	716,453
Neiman Marcus Group, Inc.	2,000,000
Neiman Marcus Group, Inc.	4,100,000
Warner Chilcott Company, Inc.	55,440
Warner Chilcott Company, Inc.	277,198
$14,388,841

Note 9.  Restricted Securities

The following securities are considered restricted as to resale at September 30, 2005, for the Intermediate Core Bond and High Income Master Portfolios:

Security	Acquisition date	Acquisition cost	Market value 9/30/05	% of net assets
Intermediate Core Bond
Vendee Mortgage Trust, Interest Only, 0.304% 03/15/29	09/16/98	$186,000	$110,491	0.02%
Vendee Mortgage Trust, Interest Only, 0.446% 09/15/27	05/18/98	281,000	114,776	0.02
High Income
ACP Holding Co., Common Stock	10/17/03- 11/06/03	185,000	1,316,255	0.13
Fountain View, Inc., Common Stock	09/03/03	1	2,224	0.00	*
Gilroy Receivable Asset Trust, 10.000% 09/30/14	10/20/03	6,745,000	6,536,888	0.65
Globix Corp., 11.000% 05/01/08	10/14/02- 05/01/04	348,000	448,290	0.04
Globix Corp. Common Stock	10/14/02- 03/08/05	607,450	1,503,189	0.15
Haights Cross Communications, Inc., Common Stock	01/15/04	2,838,365	3,660,000	0.36
Haights Cross Communications, Inc., Warrants	01/15/04	-	-	-
Haights Cross Communications, Inc., Preferred Warrants	01/15/04	-	446	0.00	*
Hollinger, Inc., 12.875% 03/01/11	03/05/03- 04/16/03	4,076,004	4,339,500	0.43
ICO Global Communications Holdings, Inc., Common Stock	03/16/00	61,000	27,710	0.00	*
Neenah Paper, Inc., Warrants	10/17/03	730,000	1,351,152	0.13
Quadramed Corp., Common Stock	04/26/04	541,000	862,109	0.09
Quadramed Corp., Preferred Stock	06/16/04	5,423,000	4,771,800	0.47
Riverdeep Acquisitions, 13.845% 10/14/11	07/26/05	1,440,000	1,483,200	0.15
Salton SEA Funding, 8.300% 05/30/11	02/07/05	3,254	3,228	0.00	*
Satbirds Capital Participations, S.C.A., 10.464% 05/01/14	03/30/05- 11/01/05	6,780,523	6,212,401	0.61
Thermadyne Holdings Corp., Common Stock	09/25/03	1,822,280	2,137,957	0.21
Thermadyne Holdings Corp., Warrants	03/01/01- 09/25/03	1	1	0.00	*
UbiquiTel, Inc., Warrants	07/10/00	10,000	1	0.00	*
United Artists Theatre Circuit, Inc. 9.300% 07/01/15	11/27/00- 04/20/01	321,000	375,268	0.04
Ziff Davis Holdings, Inc., Preferred Stock	12/06/02	1	196,800	0.02
			$35,228,419	3.48

*  Amount rounds to less than 0.01%.

94

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 10.  Securities Lending

Under an agreement with BNY, the Funds were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Master Portfolio from securities lending is included in the Statements of operations. At September 30, 2005, the Funds do not participate in a securities lending program.

Note 11.  Disclosure of Significant Risks and Contingencies

Foreign securities: Certain Master Portfolios invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Master Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

High-yield securities: The Columbia High Income Master Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium - a high interest rate or yield - because of the increased risk of loss. These securities can also be subject to greater price volatility.

Legal proceedings:  On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

95

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. The Master Portfolios are not currently named as defendants in the MDL. The Master Portfolios can not predict if they will be added as parties to the MDL, and if they are added, whether the litigation will have any impact on them.

96

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Government & Corporate Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

97

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/ Hybrid Funds	Columbia Asset Allocation Fund Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/ International Funds	Columbia Acorn International Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds	Columbia Cash Reserves Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91117-0905 (11/05) 05/8546

Stock Funds

Semiannual report for the period ended
September 30, 2005

Columbia Convertible Securities Fund

Columbia Asset
Allocation Fund II

Columbia Large Cap
Value Fund

Columbia Mid Cap
Value Fund

Columbia Small Cap
Value Fund II

Columbia Marsico
Growth Fund

Columbia Large Cap
Core Fund

Columbia Marsico
Focused Equities Fund

Columbia Marsico Mid Cap
Growth Fund

Columbia Marsico
21st Century Fund

Columbia Small Cap
Growth Fund II

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds'
Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of fund expenses	3

Investment portfolios	25

Statements of assets and liabilities	58

Statements of operations	60

Statements of changes in net assets	62

Schedules of capital stock activity	68

Financial highlights	80

Notes to financial statements	102

Columbia Funds Master Investment Trust

Investment portfolios	115

Statements of assets and liabilities	126

Statements of operations	127

Statements of changes in net assets	128

Financial highlights	130

Notes to financial statements	131

Important information about this report	137

Nations Funds® earns 2005 Lipper Award for "Best Equity Fund Group''*

Nations Funds won the "Best Equity Fund Group" among larger fund groups. In the Equity asset class, Nations competed with 61 other eligible fund families to win the award. Lipper determined the larger fund group awards by averaging the decile rank of the three-year Consistent Return scores for all of the firm's funds within the asset class, and the eligible group with the lowest average decile rank received the award for that asset class. In case of a tie, the group with the lower average percentile rank received the award. Larger fund groups must have at least three equity, three bond or three mixed equity portfolios that received Consistent Return scores as of December 31, 2004 to be eligible for a fund group award in the respective asset class.

Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper. Users acknowledge that they have not relied upon any warranty, condition, guarantee or representation made by Lipper. Any use of the data for analyzing, managing or trading financial instruments is at the user's own risk. This in not an offer to buy or sell securities.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

* On September 23, 2005 Nations Funds were rebranded Columbia Funds.

Columbia Convertible
Securities Fund

(formerly Nations Convertible Securities Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,070.39	1,019.55	5.71	5.57	1.10
Class B	1,000.00	1,000.00	1,066.58	1,015.79	9.58	9.35	1.85
Class C	1,000.00	1,000.00	1,065.88	1,015.79	9.58	9.35	1.85
Class Z	1,000.00	1,000.00	1,071.70	1,020.81	4.41	4.31	0.85

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

Columbia Convertible
Securities Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Asset
Allocation Fund II

(formerly Nations Asset Allocation Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,041.61	1,018.80	6.40	6.33	1.25
Class B	1,000.00	1,000.00	1,038.10	1,015.04	10.22	10.10	2.00
Class C	1,000.00	1,000.00	1,038.10	1,015.04	10.22	10.10	2.00
Class Z	1,000.00	1,000.00	1,043.02	1,020.05	5.12	5.06	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

Columbia Asset
Allocation Fund II

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Large Cap
Value Fund

(formerly Nations Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,053.10	1,020.10	5.10	5.01	0.99
Class B	1,000.00	1,000.00	1,048.18	1,016.34	8.93	8.80	1.74
Class C	1,000.00	1,000.00	1,048.98	1,016.34	8.94	8.80	1.74
Class Z	1,000.00	1,000.00	1,053.50	1,021.36	3.81	3.75	0.74

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or transfer agent not waived or reimbursed a portion of the expenses, total return would have been reduced.

Columbia Large Cap
Value Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Mid Cap
Value Fund

(formerly Nations MidCap Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,087.09	1,019.35	5.96	5.77	1.14
Class B	1,000.00	1,000.00	1,083.18	1,015.59	9.87	9.55	1.89
Class C	1,000.00	1,000.00	1,082.98	1,015.59	9.87	9.55	1.89
Class Z	1,000.00	1,000.00	1,088.99	1,020.61	4.66	4.51	0.89

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Columbia Mid Cap
Value Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Small Cap
Value Fund II

(formerly Nations SmallCap Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,075.71	1,018.65	6.66	6.48	1.28
Class B	1,000.00	1,000.00	1,071.50	1,014.89	10.54	10.25	2.03
Class C	1,000.00	1,000.00	1,071.40	1,014.89	10.54	10.25	2.03
Class Z	1,000.00	1,000.00	1,077.01	1,019.90	5.36	5.22	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Columbia Small Cap
Value Fund II

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Marsico
Growth Fund

(formerly Nations Marsico Growth Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,059.31	1,019.15	6.09	5.97	1.18
Class B	1,000.00	1,000.00	1,055.60	1,015.39	9.95	9.75	1.93
Class C	1,000.00	1,000.00	1,055.60	1,015.39	9.95	9.75	1.93
Class Z	1,000.00	1,000.00	1,061.42	1,020.41	4.81	4.71	0.93

Expenses paid during the period are equal to the annualized expense for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

Columbia Marsico
Growth Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Large Cap
Core Fund

(formerly Nations Strategic Growth Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,055.00	1,019.85	5.36	5.27	1.04
Class B	1,000.00	1,000.00	1,050.59	1,016.09	9.20	9.05	1.79
Class C	1,000.00	1,000.00	1,051.49	1,016.09	9.21	9.05	1.79
Class Z	1,000.00	1,000.00	1,056.50	1,021.11	4.07	4.00	0.79

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Columbia Large Cap
Core Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Marsico Focused
Equities Fund

(formerly Nations Marsico Focused Equities Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,096.21	1,019.00	6.36	6.12	1.21
Class B	1,000.00	1,000.00	1,092.30	1,015.24	10.28	9.90	1.96
Class C	1,000.00	1,000.00	1,092.00	1,015.24	10.28	9.90	1.96
Class Z	1,000.00	1,000.00	1,097.72	1,020.26	5.05	4.86	0.96

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

Columbia Marsico Focused
Equities Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Marsico Mid Cap
Growth Fund

(formerly Nations Marsico MidCap Growth Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,080.52	1,018.90	6.42	6.23	1.23
Class B	1,000.00	1,000.00	1,073.90	1,015.14	10.29	10.00	1.98
Class C	1,000.00	1,000.00	1,074.40	1,015.14	10.30	10.00	1.98
Class Z	1,000.00	1,000.00	1,082.68	1,020.16	5.12	4.96	0.98

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Columbia Marsico Mid Cap
Growth Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Marsico
21st Century Fund

(formerly Nations Marsico 21st Century Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,075.41	1,018.55	6.76	6.58	1.30
Class B	1,000.00	1,000.00	1,071.40	1,014.79	10.64	10.35	2.05
Class C	1,000.00	1,000.00	1,071.40	1,014.79	10.64	10.35	2.05
Class Z	1,000.00	1,000.00	1,077.21	1,019.80	5.47	5.32	1.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

Columbia Marsico
21st Century Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Small Cap
Growth Fund II

(formerly Nations Small Company Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Distributors, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual". Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,107.59	1,018.85	6.55	6.28	1.24
Class B	1,000.00	1,000.00	1,103.98	1,015.09	10.50	10.05	1.99
Class C	1,000.00	1,000.00	1,103.28	1,015.09	10.49	10.05	1.99
Class Z	1,000.00	1,000.00	1,109.70	1,020.10	5.24	5.01	0.99

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

Columbia Small Cap
Growth Fund II

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Columbia Convertible Securities Fund

Investment Portfolio  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Convertible bonds - 68.6%
	Consumer discretionary - 10.4%
	Hotels, restaurants & leisure - 3.9%
1,690,000	Caesars Entertainment, Inc. 3.599% 04/15/24	2,038,444
	Fairmont Hotels & Resorts, Inc.
5,803,000	3.750% 12/01/23	6,051,833
6,952,000	3.750% 12/01/23	7,250,102
11,320,000	Four Seasons Hotels & Resorts 1.875% 07/30/24	11,599,377
14,803,000	Hilton Hotels Corp. 3.375% 04/15/23	17,303,375
10,137,000	Scientific Games Corp. 0.750% 12/01/24	11,925,167
		56,168,298
	Internet & catalog retail - 1.6%
23,637,000	Amazon.com, Inc. 4.750% 02/01/09	23,168,515
	Media - 4.5%
9,010,000	EchoStar Communications Corp. 5.750% 05/15/08	8,953,687
14,795,000	Lamar Advertising Co. 2.875% 12/31/10	15,804,611
12,310,000	Liberty Media Corp. 3.250% 03/15/31	9,567,947
	Lions Gate Entertainment Corp.
1,630,000	2.938% 10/15/24	1,652,983
4,850,000	2.938% 10/15/24	4,918,385
2,960,000	3.625% 03/15/25	2,817,742
2,905,000	3.625% 03/15/25	2,765,386
5,000,000	Playboy Enterprises, Inc. 3.000% 03/15/25	5,179,850
12,835,000	Walt Disney Co. 2.125% 04/15/23	13,055,249
		64,715,840
	Specialty retail - 0.4%
2,987,000	CSK Auto Corp. 3.375% 08/15/25(a)	2,839,203
2,940,000	Men's Wearhouse, Inc. 3.125% 10/15/23	3,262,636
		6,101,839
	Consumer staples - 0.6%
	Food & staples retailing - 0.1%
1,890,000	Wild Oats Markets, Inc. 3.250% 05/15/34	1,764,693
	Household products - 0.5%
4,915,000	Church & Dwight 5.250% 08/15/33	6,497,827

Par ($)		Value ($)
	Energy - 4.5%
	Energy equipment & services - 3.7%
	Halliburton Co.
4,193,000	3.125% 07/15/23	7,931,269
8,745,000	3.125% 07/15/23	16,541,605
2,460,000	Hanover Compress Co. 4.750% 01/15/14	2,776,356
	Pride International, Inc.
7,938,000	3.250% 05/01/33	9,972,033
1,880,000	3.250% 05/01/33	2,361,731
10,830,000	Schlumberger Ltd. 2.125% 06/01/23	12,841,023
780,000	Transocean, Inc. 1.500% 05/15/21	803,299
		53,227,316
	Oil, gas & consumable fuels - 0.8%
1,987,000	Cheniere Energy, Inc. 2.250% 08/01/12(a)	2,570,900
	OMI Corp.
3,460,000	2.875% 12/01/24	3,194,341
6,997,000	2.875% 12/01/24	6,459,770
		12,225,011
	Financials - 5.2%
	Capital markets - 0.4%
5,500,000	E*Trade Group 6.000% 02/01/07	5,562,865
	Commercial banks - 0.3%
4,820,000	Wells Fargo & Co. 3.443% 05/01/33(b)	4,773,342
	Consumer finance - 2.2%
14,385,000	American Express Co. 1.850% 12/01/33	15,128,992
13,780,000	Providian Financial Corp. 2.750% 03/15/16	17,183,798
		32,312,790
	Diversified financial services - 0.7%
8,955,000	CapitalSource, Inc. 3.500% 07/15/34	8,252,122
1,791,000	Leucadia National Corp. 3.750% 04/15/14	1,939,582
		10,191,704
	Insurance - 0.3%
3,488,000	American Equity Investment Life Insurance Co. 5.250% 12/06/24	3,794,560

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Real estate - 1.3%
17,040,000	Host Marriott Corp. 3.250% 04/15/24(a)	18,690,494
	Health care - 17.2%
	Biotechnology - 6.4%
6,965,000	Amylin Pharmaceuticals 2.500% 04/15/11	8,019,013
7,820,000	Cubist Pharmaceuticals 5.500% 11/01/08	8,153,758
	CV Therapeutics, Inc.
4,855,000	2.000% 05/16/23	4,185,593
180,000	3.250% 08/16/13	213,892
2,500,000	Dov Pharmaceutical, Inc. 2.500% 01/15/25	2,332,550
	Genzyme Corp.
7,580,000	1.250% 12/01/23	8,693,502
8,690,000	1.250% 12/01/23	9,966,561
	Human Genome Sciences, Inc.
995,000	2.250% 10/15/11	1,059,068
4,965,000	2.250% 08/15/12(a)	4,829,853
	Icos Corp.
9,880,000	2.000% 07/01/23	8,250,294
2,880,000	2.000% 07/01/23	2,404,944
	Invitrogen Corp.
10,910,000	2.000% 08/01/23	13,194,990
5,720,000	2.250% 12/15/06	5,703,584
3,346,000	Millennium Pharmaceuticals, Inc. 5.500% 01/15/07	3,304,208
	Protein Design Labs, Inc.
3,210,000	2.000% 02/15/12	4,249,238
2,906,000	2.750% 08/16/23	4,313,957
4,400,000	Vertex Pharmaceuticals 5.000% 09/19/07	4,259,288
		93,134,293
	Health care equipment & supplies - 3.4%
14,920,000	Advanced Medical Optics, Inc. 2.500% 07/15/24	14,545,806
4,950,000	Bausch & Lomb, Inc. 4.422% 08/01/23	7,456,779
15,532,000	Fisher Scientific International, Inc. 3.250% 03/01/24	15,775,853
11,636,000	Medtronic, Inc. 1.250% 09/15/21	11,625,760
		49,404,198
	Health care providers & services - 3.7%
6,130,000	Apria Healthcare Group, Inc. 3.375% 09/01/33	6,405,973
13,880,000	Health Management Associates, Inc. 1.500% 08/01/23	14,363,857
3,980,000	Henry Schein, Inc. 3.000% 08/15/34	4,447,053

Par ($)		Value ($)
	Health care providers & services - (continued)
3,975,000	LifePoint Hospitals, Inc. 3.250% 08/15/25(a)	3,953,455
12,890,000	Lincare Holdings, Inc. 3.000% 06/15/33	12,884,457
2,500,000	Manor Care, Inc. 2.125% 08/01/35(a)	2,543,825
8,730,000	WebMD Corp. 1.750% 06/15/23	8,100,567
		52,699,187
	Pharmaceuticals - 3.7%
1,080,000	Alpharma, Inc. 3.000% 06/01/06	1,387,800
	IVAX Corp.
5,700,000	4.500% 05/15/08	5,725,821
9,840,000	4.500% 05/15/08	9,884,575
19,060,000	Sepracor, Inc. 5.000% 02/15/07	19,084,969
1,357,000	Teva Pharmaceutical Industries Ltd. 0.500% 02/01/24	1,355,901
5,600,000	Watson Pharmaceuticals, Inc. 1.750% 03/15/23	5,649,672
9,925,000	Wyeth 3.320% 01/15/24	10,305,028
		53,393,766
	Industrials - 7.6%
	Aerospace & defense - 1.9%
4,870,000	EDO Corp. 5.250% 04/15/07	5,040,450
7,000,000	L3 Communications Holdings, Inc. 3.000% 08/01/35(a)	7,173,670
13,594,000	Lockheed Martin Corp. 3.540% 08/15/33	14,211,711
685,000	United Industrial Corp. 3.750% 09/15/24	791,134
		27,216,965
	Building products - 0.8%
7,897,000	Lennox International, Inc. 6.250% 06/01/09	11,702,959
	Construction & engineering - 0.9%
10,305,000	Fluor Corp. 1.500% 02/15/24	12,779,024
	Electrical equipment - 0.6%
2,303,000	Medis Technologies Ltd. 6.000% 07/15/10(a)	2,558,219
10,860,000	Roper Industries, Inc. 1.481% 01/15/34	5,924,673
		8,482,892

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Industrial conglomerates - 1.2%
13,366,000	Tyco International Ltd. 3.125% 01/15/23	17,764,483
	Machinery - 0.9%
2,008,000	Actuant Corp. 2.000% 11/15/23	2,543,955
	Kaydon Corp.
5,715,000	4.000% 05/23/23	6,260,668
1,200,000	4.000% 05/23/23	1,314,576
4,840,000	SPX Corp. (c) 02/06/21	3,144,887
		13,264,086
	Road & rail - 1.1%
	Yellow Corp.
5,759,000	3.375% 11/25/23	6,922,088
5,935,000	5.000% 08/08/23	8,057,949
		14,980,037
	Trading companies & distributors - 0.2%
1,965,000	GATX Corp. 5.000% 08/15/23	3,297,860
	Information technology - 12.3%
	Communications equipment - 3.0%
5,910,000	Andrew Corp. 3.250% 08/15/13	6,127,370
7,255,000	AT&T Corp. - Liberty Media Group 3.500% 01/15/31	7,192,607
8,650,000	Liberty Media Corp. 3.500% 01/15/31	8,575,610
15,700,000	Lucent Technologies, Inc. 8.000% 08/01/31	16,210,250
3,723,000	Powerwave Technologies, Inc. 1.875% 11/15/24	4,832,863
		42,938,700
	Computers & peripherals - 0.3%
5,470,000	Maxtor Corp. 2.375% 08/15/12(a)	4,918,351
	Electronic equipment & instruments - 0.7%
	Vishay Intertechnology, Inc.
9,880,000	3.625% 08/01/23	9,490,333
770,000	3.625% 08/01/23	739,631
		10,229,964
	Internet software & services - 0.4%
4,975,000	CNET Networks, Inc. 0.750% 04/15/24	5,052,759

Par ($)		Value ($)
	IT services - 3.7%
	Bisys Group, Inc.
4,625,000	4.000% 03/15/06	4,598,638
3,850,000	4.000% 03/15/06	3,828,055
8,282,000	Ciber, Inc. 2.875% 12/15/23	7,282,363
9,920,000	CSG Systems International, Inc. 2.500% 06/15/24	10,096,675
11,910,000	DST Systems, Inc. 4.125% 08/15/23	15,005,885
12,940,000	Electronic Data Systems Corp. 3.875% 07/15/23	12,822,634
		53,634,250
	Semiconductors & semiconductor equipment - 1.7%
3,200,000	Agere Systems, Inc. 6.500% 12/15/09	3,204,512
2,990,000	ASM International NV 4.250% 12/06/11	2,769,727
9,470,000	Fairchild Semiconductor Corp. 5.000% 11/01/08	9,340,829
9,040,000	Skyworks Solutions, Inc. 4.750% 11/15/07	9,095,686
		24,410,754
	Software - 2.5%
10,232,000	BEA Systems, Inc. 4.000% 12/15/06	10,066,037
	Fair Isaac Corp.
4,900,000	1.500% 08/15/23	4,936,456
3,955,000	1.500% 08/15/23	3,984,425
5,480,000	Open Solutions, Inc. 1.467% 02/02/35	2,849,819
11,420,000	Sybase, Inc. 1.750% 02/22/25	12,230,706
1,980,000	Veritas Software Corp. 0.250% 08/01/13	1,906,938
		35,974,381
	Materials - 2.8%
	Containers & packaging - 1.1%
16,070,000	Sealed Air Corp. 3.000% 06/30/33(a)	15,406,952
	Metals & mining - 1.7%
10,710,000	Freeport-McMoran Copper & Gold, Inc. 7.000% 02/11/11	17,645,903
4,475,000	Massey Energy Co. 2.250% 04/01/24	7,409,571
		25,055,474

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Telecommunication services - 4.5%
	Diversified telecommunication services - 1.1%
5,473,000	Commonwealth Telephone Enterprises, Inc. 3.250% 07/15/23	5,697,119
17,299,000	Liberty Media Corp. 4.000% 11/15/29	10,520,906
		16,218,025
	Wireless telecommunication services - 3.4%
	American Tower Corp.
3,980,000	3.000% 08/15/12	5,344,702
9,790,000	3.000% 08/15/12	13,146,893
100,000	5.000% 02/15/10	99,163
3,975,000	Logix Communications Enterprises 1.500% 10/01/25(a)	3,847,244
18,950,000	Nextel Communications, Inc. 5.250% 01/15/10	19,216,247
7,460,000	NII Holdings, Inc. 2.750% 08/15/25(a)	7,975,934
		49,630,183
	Utilities - 3.5%
	Electric utilities - 2.3%
	Centerpoint Energy, Inc.
2,979,000	2.875% 01/15/24	3,548,376
5,580,000	3.750% 05/15/23	7,344,284
	PPL Energy Supply, LLC
5,435,000	2.625% 05/15/23	7,088,816
3,220,000	2.625% 05/15/23	4,199,814
	Reliant Energy, Inc.
4,950,000	5.000% 08/15/10	8,586,617
1,000,000	5.000% 08/15/10	1,734,670
		32,502,577
	Multi-utilities - 1.2%
1,950,000	CMS Energy Corp. 2.875% 12/01/24	2,509,338
12,832,000	Dominion Resources, Inc. 2.125% 12/15/23	15,165,756
		17,675,094
	Total convertible bonds (Cost of $918,448,724)	990,962,308
Shares
	Convertible preferred stocks - 20.6%
	Consumer discretionary - 0.8%
	Media - 0.8%
266,150	Interpublic Group of Companies, Inc.	11,577,525

Shares		Value ($)
	Consumer staples - 1.4%
	Beverages - 0.6%
210,350	Constellation Brands, Inc.	8,203,650
	Food products - 0.8%
450,500	Lehman Brothers Holdings, Inc.	11,769,312
	Energy - 4.8%
	Oil, gas & consumable fuels - 4.8%
106,020	Amerada Hess Corp.	12,536,865
100,000	Chesapeake Energy Corp.	16,425,000
10,000	Chesapeake Energy Corp.	22,971,250
24,500	Chesapeake Energy Corp.	2,741,060
11,200	Williams Companies, Inc.	1,300,600
120,300	Williams Companies, Inc.	13,969,837
		69,944,612
	Financials - 5.5%
	Insurance - 3.3%
389,000	Citigroup Funding, Inc.	12,230,938
186,200	Conseco, Inc.	4,950,872
1,490	Fortis Insurance(a)	1,665,075
47,700	Hartford Financial Services Group, Inc.	3,346,155
39,000	Metlife, Inc.	1,094,730
6,600	Reinsurance Group of America, Inc.	3,877,500
57,610	UnumProvident Corp.	2,280,665
97,600	Unumprovident Corp.	3,151,797
632,950	XL Capital Ltd.	14,450,248
		47,047,980
	Real estate - 1.0%
294,000	Citigroup Regency Centers	13,967,940
	Thrifts & mortgage finance - 1.2%
197,550	Sovereign Capital Trust IV	8,716,894
76,800	Washington Mutual	4,012,800
101,200	Washington Mutual	5,222,932
		17,952,626
	Health care - 3.4%
	Health care equipment & supplies - 1.1%
276,060	Baxter International	15,735,420
	Health care providers & services - 1.3%
255,850	Omnicare Capital Trust II	18,581,106
	Pharmaceuticals - 1.0%
267,650	Schering-Plough Corp.	14,453,100

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Industrials - 0.4%
	Aerospace & defense - 0.4%
25,400	Coltec Capital Trust	1,264,768
40,000	Northrop Grumman Corp.	4,840,000
		6,104,768
	Information technology - 0.6%
	Office electronics - 0.6%
80,090	Xerox Corp.	9,320,474
	Materials - 1.4%
	Chemicals - 0.7%
228,000	Celanese Corp.(d)	6,019,200
108,238	Huntsman Corp.	4,813,344
		10,832,544
	Containers & packaging - 0.2%
96,000	Smurfit-Stone Container Corp.	2,198,400
	Metals & mining - 0.5%
460	Freeport-McMoRan Copper & Gold, Inc.(d)	508,070
6,270	Freeport-McMoRan Copper & Gold, Inc.(d)	6,925,215
		7,433,285
	Telecommunication services - 1.2%
	Wireless telecommunication services - 1.2%
336,185	Crown Castle International Corp.	17,397,574
	Utilities - 1.1%
	Electric utilities - 0.4%
82,900	FPL Group, Inc.	5,905,299
	Gas utilities - 0.4%
92,920	Southern Union Co.	4,897,813
	Independent power producers - 0.1%
1,358	NRG Energy, Inc.	1,658,118
	Multi-utilities - 0.2%
49,200	Dominion Resources, Inc.	2,797,020
	Total convertible preferred stocks (Cost of $243,236,559)	297,778,566
	Common stocks - 10.1%
	Consumer discretionary - 0.3%
	Hotels, restaurants & leisure - 0.1%
93,000	Centerplate, Inc.	1,102,050

Shares		Value ($)
	Multiline retail - 0.2%
40,000	Federated Department Stores, Inc.	2,674,800
	Consumer staples - 0.5%
	Household products - 0.5%
126,000	Procter & Gamble Co.	7,491,960
	Energy - 1.3%
	Oil, gas & consumable fuels - 1.3%
158,400	Exxon Mobil Corp.	10,064,736
321,000	Williams Companies, Inc.	8,041,050
		18,105,786
	Financials - 0.5%
	Insurance - 0.5%
94,078	Prudential Financial, Inc.	6,355,910
	Real estate - 0.0%
10,000	ProLogis Trust, REIT	443,100
	Health care - 0.4%
	Biotechnology - 0.4%
70,300	Amgen, Inc.(d)	5,600,801
	Industrials - 3.3%
	Aerospace & defense - 0.5%
62,677	L-3 Communications Holdings, Inc.	4,955,871
47,038	Northrop Grumman Corp.	2,556,515
		7,512,386
	Construction & engineering - 0.8%
310,000	McDermott International, Inc.(d)	11,349,100
	Industrial conglomerates - 0.5%
260,000	Tyco International Ltd.	7,241,000
	Machinery - 1.5%
151,000	Cummins, Inc.	13,286,490
148,000	Danaher Corp.	7,966,840
		21,253,330
	Information technology - 2.6%
	Communications equipment - 0.6%
350,000	Corning, Inc.(d)	6,765,500
121,684	Motorola, Inc.	2,688,000
		9,453,500
	Electronic equipment & instruments - 0.5%
215,000	Trimble Navigation Ltd.(d)	7,243,350

See Accompanying Notes to Financial Statements.

Columbia Convertible Securities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Internet software & services - 0.6%
255,600	Yahoo!, Inc.(d)	8,649,504
	IT services - 0.5%
176,000	Automatic Data Processing, Inc.	7,575,040
	Semiconductors & semiconductor equipment - 0.4%
150,000	NVIDIA Corp.(d)	5,142,000
	Software - 0.0%
219	Computer Associates International, Inc.	6,090
	Materials - 0.9%
	Chemicals - 0.3%
219,600	RPM International, Inc.	4,040,640
	Containers & packaging - 0.6%
230,016	Temple-Inland, Inc.	9,396,153
	Telecommunication services - 0.1%
	Diversified telecommunication services - 0.1%
60,000	Telefonos de Mexico SA de CV, ADR	1,276,200
	Utilities - 0.2%
	Multi-utilities - 0.2%
62,452	Ameren Corp.	3,340,557
	Total common stocks (Cost of $104,318,008)	145,253,257
Units
	Warrants - 0.0%
	Information technology - 0.0%
	Communications equipment - 0.0%
12,396	Lucent Technologies, Inc. expires 12/10/07	11,777
	Total warrants (Cost of $14,503)	11,777
Total investments (Cost of $1,266,017,794)(e)	99.3%	1,434,005,908
Other assets & liabilities, net	0.7%	10,315,441
Net assets	100.0%	1,444,321,349

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $78,973,175, which represents 5.5% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate as of September 30, 2005.

(c)  Zero coupon bond.

(d)  Non-income producing security.

(e)  Cost for federal income tax purposes is $1,266,017,794.

At September 30, 2005, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Convertible bonds	68.6%
Convertible preferred stocks	20.6
Common stocks	10.1
Warrants	0.0
Other assets & liabilities, net	0.7
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 63.6%
	Consumer discretionary - 7.4%
	Automobiles - 0.0%
200	Harley-Davidson, Inc.	9,688
	Diversified consumer services - 0.4%
1,800	Apollo Group, Inc., Class A(a)	119,502
16,400	H&R Block, Inc.	393,272
3,600	Weight Watchers International, Inc.(a)	185,688
		698,462
	Hotels, restaurants & leisure - 0.6%
3,800	Brinker International, Inc.(a)	142,728
600	Choice Hotels International, Inc.	38,784
6,100	Darden Restaurants, Inc.	185,257
4,000	GTECH Holdings Corp.	128,240
17,600	International Game Technology, Inc.	475,200
2,200	Panera Bread Co.(a)	112,596
		1,082,805
	Household durables - 0.9%
4,100	Lennar Corp., Class A	245,016
800	NVR, Inc.(a)	707,960
2,200	Pulte Homes, Inc.	94,424
11,200	Toll Brothers, Inc.(a)	500,304
		1,547,704
	Leisure equipment & products - 0.3%
33,200	Marvel Enterprise, Inc.(a)	593,284
	Media - 1.4%
9,900	Clear Channel Communications, Inc.	325,611
3,300	Comcast Corp., Class A(a)	96,954
300	Discovery Holding Co., Class A(a)	4,332
13,100	EchoStar Communications Corp., Class A	387,367
700	John Wiley & Sons, Inc., Class A	29,218
3,200	Liberty Media Corp., Class A(a)	25,760
800	McGraw-Hill Companies, Inc.	38,432
47,600	Time Warner, Inc.	862,036
8,800	Viacom, Inc., Class B	290,488
14,700	Walt Disney Co.	354,711
		2,414,909
	Multiline retail - 0.5%
9,700	J.C. Penney Co., Inc.	459,974
9,600	Target Corp.	498,528
		958,502
	Specialty retail - 3.0%
13,600	Abercrombie & Fitch Co., Class A	677,960
1,000	American Eagle Outfitters, Inc.	23,530
21,400	Autonation, Inc.(a)	427,358

Shares		Value ($)
	Specialty retail - (continued)
5,300	AutoZone, Inc.(a)	441,225
13,800	Barnes & Noble, Inc.	520,260
3,400	Bed Bath & Beyond, Inc.(a)	136,612
1,000	Best Buy Co., Inc.	43,530
22,100	Gap, Inc.	385,203
22,100	Home Depot, Inc.	842,894
27,700	Limited Brands	565,911
30,800	Staples, Inc.	656,656
25,500	TJX Companies, Inc.	522,240
		5,243,379
	Textiles, apparel & luxury goods - 0.3%
6,100	NIKE, Inc., Class B	498,248
	Consumer staples - 5.7%
	Beverages - 1.4%
3,700	Anheuser-Busch Companies, Inc.	159,248
17,800	Coca-Cola Co.	768,782
7,400	Diageo PLC, ADR	429,274
9,700	Pepsi Bottling Group, Inc.	276,935
13,800	PepsiCo, Inc.	782,598
		2,416,837
	Food & staples retailing - 1.0%
7,600	Albertson's, Inc.	194,940
12,800	SUPERVALU, Inc.	398,336
2,500	Sysco Corp.	78,425
24,400	Wal-Mart Stores, Inc.	1,069,208
1,000	Walgreen Co.	43,450
		1,784,359
	Food products - 1.1%
27,700	Archer-Daniels-Midland Co.	683,082
400	General Mills, Inc.	19,280
200	Hershey Co.	11,262
13,600	Pilgrim's Pride Corp.	495,040
21,600	Sara Lee Corp.	409,320
21,400	Tyson Foods, Inc., Class A	386,270
		2,004,254
	Household products - 1.0%
600	Clorox Co.	33,324
1,700	Kimberly-Clark Corp.	101,201
27,100	Procter & Gamble Co.	1,611,366
		1,745,891
	Personal products - 0.5%
1,200	Avon Products, Inc.	32,400
10,000	Estee Lauder Companies, Inc., Class A	348,300
8,000	Gillette Co.	465,600
		846,300
	Tobacco - 0.7%
17,500	Altria Group, Inc.	1,289,925
	Energy - 6.0%
	Energy equipment & services - 0.0%
1,500	Diamond Offshore Drilling, Inc.	91,875

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Oil, gas & consumable fuels - 6.0%
2,000	Amerada Hess Corp.	275,000
7,100	Anadarko Petroleum Corp.	679,825
8,300	Apache Corp.	624,326
2,100	Burlington Resources, Inc.	170,772
24,300	Chevron Corp.	1,572,939
20,500	ConocoPhillips	1,433,155
59,500	Exxon Mobil Corp.	3,780,630
6,900	Marathon Oil Corp.	475,617
3,600	Occidental Petroleum Corp.	307,548
5,900	Sunoco, Inc.	461,380
6,300	Valero Energy Corp.	712,278
		10,493,470
	Financials - 13.1%
	Capital markets - 3.0%
800	Bear Stearns Companies, Inc.	87,800
9,000	Goldman Sachs Group, Inc.	1,094,220
9,000	Lehman Brothers Holdings, Inc.	1,048,320
13,100	Mellon Financial Corp.	418,807
19,000	Merrill Lynch & Co., Inc.	1,165,650
14,000	Morgan Stanley	755,160
500	Northern Trust Corp.	25,275
13,200	State Street Corp.	645,744
800	T. Rowe Price Group, Inc.	52,240
		5,293,216
	Commercial banks - 2.1%
10,000	Comerica, Inc.	589,000
1,800	Marshall & Ilsley Corp.	78,318
31,300	U.S. Bancorp	878,904
16,000	Wachovia Corp.	761,440
13,700	Wells Fargo & Co.	802,409
7,300	Zions Bancorporation	519,833
		3,629,904
	Consumer finance - 0.8%
4,500	American Express Co.	258,480
4,600	Capital One Financial Corp.	365,792
26,600	MBNA Corp.	655,424
900	SLM Corp.	48,276
		1,327,972
	Diversified financial services - 1.9%
52,600	Citigroup, Inc.	2,394,352
19,800	JPMorgan Chase & Co.	671,814
6,100	Principal Financial Group, Inc.	288,957
		3,355,123
	Insurance - 4.0%
15,600	Allstate Corp.	862,524
6,800	Ambac Financial Group, Inc.	490,008
23,800	American International Group, Inc.	1,474,648
10,500	Endurance Specialty Holdings Ltd.	358,155
10,100	Hartford Financial Services Group, Inc.	779,417
12,500	Lincoln National Corp.	650,250
5,500	MBIA, Inc.	333,410

Shares		Value ($)
	Insurance - (continued)
11,400	MetLife, Inc.	568,062
3,700	Progressive Corp.	387,649
13,500	Prudential Financial, Inc.	912,060
3,400	SAFECO Corp.	181,492
		6,997,675
	Real estate - 0.1%
800	Apartment Investment & Management Co., Class A, REIT	31,024
600	Boston Properties, Inc., REIT	42,540
1,500	CB Richard Ellis Group, Inc., Class A(a)	73,800
2,300	General Growth Properties, Inc., REIT	103,339
		250,703
	Thrifts & mortgage finance - 1.2%
3,100	Countrywide Financial Corp.	102,238
11,300	Fannie Mae	506,466
10,000	Freddie Mac	564,600
5,500	MGIC Investment Corp.	353,100
12,500	PMI Group, Inc.	498,375
2,200	Washington Mutual, Inc.	86,284
		2,111,063
	Health care - 8.6%
	Biotechnology - 1.3%
17,600	Amgen, Inc.(a)	1,402,192
12,600	Gilead Sciences, Inc.(a)	614,376
6,000	Techne Corp.(a)	341,880
		2,358,448
	Health care equipment & supplies - 1.3%
45,200	Boston Scientific Corp.(a)	1,056,324
11,600	Medtronic, Inc.	621,992
25,900	PerkinElmer, Inc.	527,583
		2,205,899
	Health care providers & services - 2.3%
8,900	Aetna, Inc.	766,646
5,600	Cardinal Health, Inc.	355,264
3,700	Caremark Rx, Inc.(a)	184,741
200	Express Scripts, Inc.(a)	12,440
8,800	Health Net, Inc.(a)	416,416
16,000	McKesson Corp.	759,200
11,000	Quest Diagnostics, Inc.	555,940
3,600	Triad Hospitals, Inc.(a)	162,972
16,300	UnitedHealth Group, Inc.	916,060
		4,129,679
	Pharmaceuticals - 3.7%
14,600	Abbott Laboratories	619,040
5,800	Allergan, Inc.	531,396
2,200	Eli Lilly & Co.	117,744
8,400	Endo Pharmaceuticals Holdings, Inc.(a)	224,028

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Pharmaceuticals - (continued)
4,000	Forest Laboratories, Inc.(a)	155,880
32,500	Johnson & Johnson	2,056,600
2,200	King Pharmaceuticals, Inc.(a)	33,836
15,800	Merck & Co., Inc.	429,918
81,400	Pfizer, Inc.	2,032,558
5,800	Wyeth	268,366
		6,469,366
	Industrials - 6.6%
	Aerospace & defense - 1.3%
8,500	Boeing Co.	577,575
12,400	Lockheed Martin Corp.	756,896
7,400	Northrop Grumman Corp.	402,190
3,900	Raytheon Co.	148,278
8,400	United Technologies Corp.	435,456
		2,320,395
	Air freight & logistics - 0.9%
7,200	C.H. Robinson Worldwide, Inc.	461,664
6,500	FedEx Corp.	566,345
7,200	United Parcel Service, Inc., Class B	497,736
		1,525,745
	Commercial services & supplies - 1.2%
3,800	Brink's Co.	156,028
51,800	Cendant Corp.	1,069,152
5,100	Herman Miller, Inc.	154,530
20,600	ServiceMaster Co.	278,924
13,800	Waste Management, Inc.	394,818
		2,053,452
	Industrial conglomerates - 1.7%
9,200	3M Co.	674,912
71,500	General Electric Co.	2,407,405
		3,082,317
	Machinery - 0.5%
800	Cummins, Inc.	70,392
7,800	Danaher Corp.	419,874
4,300	Illinois Tool Works, Inc.	354,019
		844,285
	Road & rail - 0.5%
11,200	Norfolk Southern Corp.	454,272
10,200	Yellow Roadway Corp.(a)	422,484
		876,756
	Trading companies & distributors - 0.3%
7,300	MSC Industrial Direct Co., Class A	242,141
4,300	W.W. Grainger, Inc.	270,556
		512,697
	Transportation - 0.2%
14,300	Laidlaw International, Inc.	345,631

Shares		Value ($)
	Information technology - 9.8%
	Communications equipment - 1.3%
78,000	Cisco Systems, Inc.(a)	1,398,540
23,700	Motorola, Inc.	523,533
8,900	QUALCOMM, Inc.	398,275
		2,320,348
	Computers & peripherals - 2.2%
4,300	Apple Computer, Inc.(a)	230,523
32,900	Dell, Inc.(a)	1,125,180
30,300	EMC Corp.(a)	392,082
27,600	Hewlett-Packard Co.	805,920
15,400	International Business Machines Corp.	1,235,388
12,000	Western Digital Corp.(a)	155,160
		3,944,253
	Electronic equipment & instruments - 0.3%
11,100	Amphenol Corp., Class A	447,774
	Internet software & services - 0.0%
400	VeriSign, Inc.(a)	8,548
	IT services - 0.3%
9,400	Accenture Ltd., Class A(a)	239,324
7,300	Computer Sciences Corp.(a)	345,363
		584,687
	Semiconductors & semiconductor equipment - 2.8%
200	Agere Systems, Inc.(a)	2,082
27,300	Applied Materials, Inc.	463,008
6,700	Broadcom Corp., Class A(a)	314,297
92,800	Intel Corp.	2,287,520
12,700	Lam Research Corp.(a)	386,969
6,200	Linear Technology Corp.	233,058
5,200	MEMC Electronic Materials, Inc.(a)	118,508
10,400	National Semiconductor Corp.	273,520
24,300	Texas Instruments, Inc.	823,770
		4,902,732
	Software - 2.9%
2,400	Adobe Systems, Inc.	71,640
8,800	Autodesk, Inc.	408,672
9,500	Citrix Systems, Inc.(a)	238,830
136	Computer Associates International, Inc.	3,782
9,700	Intuit, Inc.(a)	434,657
73,000	Microsoft Corp.	1,878,290
63,700	Oracle Corp.(a)	789,243
12,200	Reynolds & Reynolds Co., Class A	334,402
16,400	Symantec Corp.(a)	371,624
27,200	Synopsys, Inc.(a)	514,080
		5,045,220

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Materials - 1.9%
	Chemicals - 0.7%
100	Celanese Corp., Series A	1,725
10,600	Dow Chemical Co.	441,702
700	E.I. du Pont de Nemours & Co.	27,419
3,400	Eastman Chemical Co.	159,698
8,800	PPG Industries, Inc.	520,872
200	Scotts Co., Class A	17,586
		1,169,002
	Construction materials - 0.2%
300	Lafarge North America, Inc.	20,283
5,500	Martin Marietta Materials, Inc.	431,530
		451,813
	Containers & packaging - 0.3%
7,000	Ball Corp.	257,180
5,700	Crown Holdings, Inc.(a)	90,858
10,900	Pactiv Corp.(a)	190,968
		539,006
	Metals & mining - 0.4%
8,600	Alcoa, Inc.	210,012
4,000	Nucor Corp.	235,960
1,200	Phelps Dodge Corp.	155,916
500	Southern Peru Copper Corp.	27,980
		629,868
	Paper & forest products - 0.3%
5,400	Georgia-Pacific Corp.	183,924
10,600	MeadWestvaco Corp.	292,772
		476,696
	Telecommunication services - 2.0%
	Diversified telecommunication services - 1.1%
7,200	AT&T Corp.	142,560
29,600	SBC Communications, Inc.	709,512
31,300	Verizon Communications, Inc.	1,023,197
		1,875,269
	Wireless telecommunication services - 0.9%
3,000	Crown Castle International Corp.(a)	73,890
6,700	NII Holdings, Inc.(a)	565,815
38,600	Sprint Nextel Corp.	917,908
		1,557,613
	Utilities - 2.5%
	Electric utilities - 1.0%
17,400	American Electric Power Co., Inc.	690,780
6,600	Entergy Corp.	490,512
9,600	FirstEnergy Corp.	500,352
		1,681,644
	Gas utilities - 0.1%
100	Equitable Resources, Inc.	3,906
3,700	ONEOK, Inc.	125,874
3,800	UGI Corp.	106,970
		236,750

Shares		Value ($)
	Independent power producers & energy traders - 0.5%
7,400	TXU Corp.	835,312
	Multi-utilities - 0.9%
28,500	CenterPoint Energy, Inc.	423,795
12,300	DTE Energy Co.	564,078
4,800	PG&E Corp.	188,400
9,100	Sempra Energy	428,246
		1,604,519
	Total common stocks (Cost of $89,322,675)	111,721,272
Par ($)
	Mortgage-backed securities - 11.9%
	Agency collateralized mortgage obligations - 2.0%
	Federal Home Loan Mortgage Corp.
1,300,000	4.000% 09/15/15	1,268,078
1,500,000	4.500% 03/15/21	1,467,199
	Federal National Mortgage Association
278,916	5.500% 08/25/17	283,568
260,000	6.000% 04/25/17	270,400
33,239	7.000% 01/25/21	34,170
	Vendee Mortgage Trust
12,562,869	0.304% 03/15/29(b)(c)	99,486
8,908,699	0.446% 09/15/27(b)(c)	94,096
		3,516,997
	Mortgage-backed securities - 9.9%
	Federal Home Loan Mortgage Corp.
3,401,650	5.000% 07/01/20	3,393,842
1,600,000	5.000% 09/01/20	1,596,328
167,998	6.500% 07/01/29	173,298
499,583	6.500% 11/01/32	514,246
4,659	8.000% 07/01/10	4,776
88,187	8.000% 09/01/25	94,259
	Federal National Mortgage Association
5,968,000	5.000% 10/01/20	5,954,302
50,553	5.449% 08/01/36(b)	51,626
586,716	5.500% 07/01/33	586,988
3,927,000	5.500% 06/01/35	3,926,509
717,999	6.500% 10/01/24	742,740
40,935	6.500% 07/01/32	42,200
23,517	6.500% 05/01/33	24,244
38,287	7.500% 10/01/11	40,491
92,615	8.500% 08/01/11	98,103
78,020	10.000% 09/01/18	86,776

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Mortgage-backed securities - (continued)
	Government National Mortgage Association
40,563	7.500% 12/15/23	43,357
3,959	10.000% 02/15/16	4,423
		17,378,508
	Total mortgage-backed securities (Cost of $21,092,841)	20,895,505
	Corporate fixed-income bonds & notes - 10.1%
	Basic materials - 0.3%
	Chemicals - 0.1%
63,000	E.I. Dupont De Nemours & Co. 3.375% 11/15/07	61,652
	Forest products & paper - 0.1%
	International Paper Co.
61,000	4.250% 01/15/09	59,583
62,000	5.850% 10/30/12	63,883
81,000	Westvaco Corp. 8.200% 01/15/30	100,118
		223,584
	Metals & mining - 0.1%
225,000	Alcan, Inc. 4.500% 05/15/13	216,864
	Communications - 1.1%
	Media - 0.3%
78,000	Comcast Cable Communications, Inc. 7.125% 06/15/13	86,693
58,000	Knight-Ridder, Inc. 7.125% 06/01/11	62,769
51,000	TCI Communications, Inc. 9.875% 06/15/22	70,847
	Time Warner, Inc.
142,000	7.625% 04/15/31	166,546
88,000	9.125% 01/15/13	107,809
72,000	Walt Disney Co. 5.500% 12/29/06	72,814
		567,478
	Telecommunication services - 0.8%
53,000	British Telecommunications PLC 8.375% 12/15/10	61,230
41,000	Cingular Wireless Services, Inc. 8.125% 05/01/12	48,080
183,000	Deutsche Telekom International Finance BV 5.250% 07/22/13	184,640
37,000	New Cingular Wireless Services, Inc. 8.750% 03/01/31	49,758

Par ($)		Value ($)
	Telecommunication services - (continued)
255,000	SBC Communications, Inc. 5.750% 05/02/06	256,964
	Sprint Capital Corp.
24,000	6.125% 11/15/08	24,934
116,000	8.750% 03/15/32	155,345
28,000	Verizon Global Funding Corp. 7.750% 12/01/30	34,109
224,000	Verizon New England, Inc. 6.500% 09/15/11	238,625
140,000	Verizon Pennsylvania, Inc. 5.650% 11/15/11	143,195
250,000	Vodafone Group PLC 7.750% 02/15/10	278,732
		1,475,612
	Consumer cyclical - 0.8%
	Auto manufacturers - 0.2%
199,000	DaimlerChrysler N.A. Holding Corp. 4.050% 06/04/08	194,513
252,000	Ford Motor Co. 7.450% 07/16/31	196,560
		391,073
	Home builders - 0.3%
156,000	Dr. Horton, Inc. 7.875% 08/15/11	170,820
183,000	KB Home 5.750% 02/01/14	174,307
97,000	Toll Brothers, Inc. 4.950% 03/15/14	92,125
		437,252
	Retail - 0.3%
	Target Corp.
22,000	5.375% 06/15/09	22,582
100,000	5.400% 10/01/08	102,429
66,000	5.875% 03/01/12	70,101
325,000	Wal-Mart Stores, Inc. 4.550% 05/01/13	319,518
		514,630
	Consumer non-cyclical - 1.2%
	Beverages - 0.5%
91,000	Anheuser-Busch Companies, Inc. 5.950% 01/15/33	97,825
325,000	Coca-Cola Enterprises, Inc. 5.750% 11/01/08	335,845
365,000	Diageo Capital PLC 3.375% 03/20/08	354,371
		788,041
	Commercial services - 0.0%
14,000	R.R. Donnelley & Sons Co. 4.950% 04/01/14	13,485

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Cosmetics / personal care - 0.0%
51,000	Procter & Gamble Co. 4.750% 06/15/07	51,243
	Food - 0.3%
250,000	General Mills, Inc. 2.625% 10/24/06	245,038
19,000	Kroger Co. 6.800% 04/01/11	20,230
175,000	Safeway, Inc. 4.950% 08/16/10	170,525
		435,793
	Healthcare products - 0.1%
250,000	Baxter FinCo BV 4.750% 10/15/10(d)	248,189
	Healthcare services - 0.3%
325,000	UnitedHealth Group, Inc. 3.375% 08/15/07	318,181
193,000	WellPoint Health Networks, Inc. 6.375% 06/15/06	195,521
45,000	WellPoint, Inc. 6.375% 01/15/12	48,450
		562,152
	Household products / wares - 0.0%
65,000	Fortune Brands, Inc. 2.875% 12/01/06	63,774
	Energy - 0.7%
	Oil & gas - 0.4%
137,000	BP Capital Markets PLC 2.750% 12/29/06	134,316
142,000	Conoco Funding Co. 6.350% 10/15/11	154,499
31,000	Devon Energy Corp. 7.950% 04/15/32	39,618
194,000	USX Corp. 6.650% 02/01/06	195,341
175,000	XTO Energy, Inc. 7.500% 04/15/12	197,470
		721,244
	Pipelines - 0.3%
270,000	Kinder Morgan Energy Partners LP 7.300% 08/15/33	313,141
125,000	TEPPCO Partners LP 7.625% 02/15/12	139,737
		452,878
	Financials - 4.2%
	Banks - 0.9%
42,000	HSBC Holdings PLC 7.350% 11/27/32	51,511
67,000	Key Bank National Association 7.000% 02/01/11	73,415
300,000	Marshall & Ilsley Corp. 4.375% 08/01/09	297,066

Par ($)		Value ($)
	Banks - (continued)
186,000	National City Bank 4.625% 05/01/13	182,353
114,000	Scotland International Finance 4.250% 05/23/13(d)	107,945
53,000	SouthTrust Bank, Inc. 4.750% 03/01/13	52,808
189,000	U.S. Bank NA 6.375% 08/01/11	204,889
203,000	Union Planters Corp. 4.375% 12/01/10	198,857
325,000	Wachovia Corp. 4.875% 02/15/14	321,841
		1,490,685
	Diversified financial services - 3.0%
	American Express Co.
56,000	3.750% 11/20/07	55,126
153,000	4.750% 06/17/09	153,372
48,000	5.500% 09/12/06	48,456
65,000	American General Finance Corp. 2.750% 06/15/08	61,774
120,000	Associates Corp. of North America 6.950% 11/01/18	139,512
185,000	Bear Stearns Companies, Inc. 4.500% 10/28/10	182,397
125,000	Capital One Financial Corp. 5.500% 06/01/15	126,220
	Caterpillar Financial Services Corp.
103,000	2.350% 09/15/06	101,100
154,000	5.950% 05/01/06	155,406
87,000	CIT Group, Inc. 7.375% 04/02/07	90,485
70,000	Citigroup Global Markets Holdings, Inc. 6.500% 02/15/08	73,063
337,000	Citigroup, Inc. 5.000% 09/15/14	337,041
302,000	Countrywide Home Loans, Inc. 5.500% 08/01/06	304,525
200,000	Credit Suisse First Boston USA, Inc. 4.875% 08/15/10	200,240
	General Electric Capital Corp.
25,000	5.875% 02/15/12	26,463
307,000	6.750% 03/15/32	361,118
	Goldman Sachs Group, Inc.
40,000	4.125% 01/15/08	39,632
112,000	4.750% 07/15/13	109,726
169,000	6.600% 01/15/12	183,230
	HSBC Finance Corp.
106,000	5.875% 02/01/09	109,500
53,000	6.375% 11/27/12	57,203
117,000	7.200% 07/15/06	119,468
52,000	International Lease Finance Corp. 4.500% 05/01/08	51,586

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Diversified financial services - (continued)
300,000	John Deere Capital Corp. 4.625% 04/15/09	299,700
475,000	JPMorgan Chase Capital XV 5.875% 03/15/35	465,557
	Lehman Brothers Holdings, Inc.
129,000	4.000% 01/22/08	127,484
38,000	7.875% 08/15/10	42,947
70,000	MassMutual Global Funding II 2.550% 07/15/08(d)	66,152
149,000	Merrill Lynch & Co., Inc. 6.000% 02/17/09	155,307
300,000	Morgan Stanley 4.750% 04/01/14	290,268
80,000	National Rural Utilities Cooperative Finance Corp. 5.750% 08/28/09	82,882
144,000	Principal Life Global Funding I 6.250% 02/15/12(d)	154,928
212,000	Prudential Funding LLC 6.600% 05/15/08(d)	221,979
300,000	SLM Corp. 5.125% 08/27/12	303,096
		5,296,943
	Insurance - 0.0%
30,000	Metlife, Inc. 5.375% 12/15/12	30,529
	Real estate - 0.0%
16,000	ERP Operating LP 5.200% 04/01/13	16,031
	Real estate investment trusts - 0.1%
58,000	Health Care Property Investors, Inc. 6.450% 06/25/12	61,403
161,000	Simon Property Group LP 3.750% 01/30/09	155,470
		216,873
	Savings & loans - 0.2%
	Washington Mutual, Inc.
64,000	2.400% 11/03/05	63,925
195,000	4.625% 04/01/14	185,096
50,000	5.625% 01/15/07	50,652
		299,673
	Industrials - 0.8%
	Aerospace & defense - 0.2%
79,000	Boeing Co. 5.125% 02/15/13	80,484
150,000	Lockheed Martin Corp. 8.500% 12/01/29	207,461

Par ($)		Value ($)
	Aerospace & defense - (continued)
73,000	Raytheon Co. 5.375% 04/01/13	74,518
		362,463
	Environmental control - 0.1%
118,000	Waste Management, Inc. 7.375% 08/01/10	129,518
	Miscellaneous manufacturing - 0.0%
66,000	General Electric Co. 5.000% 02/01/13	66,608
	Transportation - 0.5%
107,000	Burlington Northern Santa Fe Corp. 6.750% 07/15/11	116,886
95,000	Canadian National Railway Co. 6.900% 07/15/28	112,564
325,000	CSX Corp. 6.750% 03/15/11	352,440
225,000	Union Pacific Corp. 3.875% 02/15/09	218,765
		800,655
	Technology - 0.2%
	Computers - 0.2%
212,000	Hewlett-Packard Co. 5.750% 12/15/06	214,993
	International Business Machines Corp.
104,000	4.875% 10/01/06	104,426
33,000	5.875% 11/29/32	35,121
		354,540
	Utilities - 0.8%
	Electric - 0.7%
225,000	CenterPoint Energy Houston Electric LLC 5.750% 01/15/14	235,096
	Consolidated Edison Co. of New York
108,000	4.700% 06/15/09	108,372
108,000	6.625% 12/15/05	108,476
225,000	Exelon Generation Co. 6.950% 06/15/11	244,219
113,000	NiSource Finance Corp. 5.400% 07/15/14	113,949
18,000	NY State Electric & Gas Corp. 5.750% 05/01/23	18,626
57,000	Public Service Electric & Gas Co. 4.000% 11/01/08	55,818
275,000	Scottish Power PLC 4.910% 03/15/10	274,387

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Electric - (continued)
93,000	Virginia Electric & Power Co. 5.375% 02/01/07	93,826
		1,252,769
	Gas - 0.1%
150,000	Sempra Energy 4.750% 05/15/09	149,033
	Total corporate fixed-income bonds & notes (Cost of $17,552,204)	17,691,264
	Government agencies & obligations - 7.1%
	Foreign government obligations - 0.7%
325,000	Province of Ontario 3.500% 09/17/07	319,218
169,000	Province of Quebec 7.500% 09/15/29	225,291
	Republic of Italy
123,000	2.750% 12/15/06	120,967
302,000	3.750% 12/14/07	297,425
191,000	United Mexican States 7.500% 04/08/33	220,891
		1,183,792
	U.S. Government agencies & obligations - 6.4%
500,000	Federal Home Loan Mortgage Corp., TBA, 5.000% 10/18/20(e)	498,594
1,342,000	Federal National Mortgage Association 4.375% 07/17/13	1,297,307
5,595,000	U.S. Treasury Bond 6.250% 08/15/23	6,690,176
1,650,291	U.S. Treasury Inflation Index Notes 3.875% 01/15/09	1,790,309
1,075,000	U.S. Treasury Note 4.250% 11/15/13	1,070,339
		11,346,725
	Total government agencies & obligations (Cost of $12,399,856)	12,530,517
	Collateralized mortgage obligations - 4.4%
	Collateralized mortgage obligations - 4.3%
	Countrywide Alternative Loan Trust
1,491,585	5.250% 03/25/35	1,472,702
1,293,033	5.250% 08/25/35	1,296,330
1,900,000	5.500% 10/25/35	1,916,036

Par ($)		Value ($)
	Collateralized mortgage obligations - (continued)
1,400,000	Washington Mutual Mortgage Securities Corp. 5.500% 10/25/35	1,403,780
1,490,206	Wells Fargo Alternative Loan Trust 5.500% 02/25/35	1,487,493
		7,576,341
	Commercial mortgage-backed securities - 0.1%
5,423,659	Merrill Lynch Mortgage Investors, Inc. 0.887% 12/15/30(b)	195,849
	Total collateralized mortgage obligations (Cost of $7,856,705)	7,772,190
	Asset-backed securities - 2.8%
125,252	American Express Credit Account Master Trust 1.690% 01/15/09	122,937
	AmeriCredit Automobile Receivables Trust
460,000	2.070% 08/06/08	453,749
225,754	5.370% 06/12/08	225,808
209,150	Bank One Auto Securitization Trust 1.820% 09/20/07	207,851
621,000	Citibank Credit Card Issuance Trust 2.500% 04/07/08	615,647
500,000	Citibank Credit Card Master Trust I 6.100% 05/15/08	505,405
24,950	First Plus Home Loan Trust 7.720% 05/10/24	25,011
253,286	Ford Credit Auto Owner Trust 2.700% 06/15/07	252,121
676,000	Honda Auto Receivables Owner Trust 3.060% 10/21/09	660,270
833,937	Long Beach Mortgage Loan Trust 3.910% 04/25/35(b)	834,120
318,000	Nissan Auto Receivables Owner Trust 2.700% 12/17/07	314,241
780,642	Volkswagen Auto Loan Enhanced Trust 2.270% 10/22/07	773,694
	Total asset-backed securities (Cost of $4,990,959)	4,990,854

See Accompanying Notes to Financial Statements.

Columbia Asset Allocation Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Units		Value ($)
	Warrants - 0.0%
	Materials - 0.0%
	Chemicals - 0.0%
195	Solutia, Inc.(a)(c)(f)(g)	-
	Total warrants (Cost of $-)	-
Par ($)
	Short-term obligation - 0.2%
448,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 11/15/13, market value of $457,050 (repurchase proceeds $448,138)	448,000
	Total short-term obligation (Cost of $448,000)	448,000
Total investments (Cost of $153,663,240)(h)	100.1%	176,049,602
Other assets & liabilities, net	(0.1)%	(257,549)
Net assets	100.0%	175,792,053

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate as of September 30, 2005.

(c) Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At September 30, 2005, the value of these securities amounted to $193,582, which represents 0.1% of net assets.

Security	Acquisition Date	Par/Units	Cost	Value
Vendee Mortgage Trust:
0.304% 03/15/29	09/24/98-
	06/23/03	$12,562,869	$152,932	$99,486
0.446% 09/15/27	02/26/98- 04/01/03	8,908,699	208,566	94,096
Solutia, Inc.	07/09/02	195	-	-
				$193,582

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $799,193, which represents 0.5% of net assets.

(e) Security purchased on a delayed delivery basis.

(f) Rounds to less than $1.

(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h) Cost for federal income tax purposes is $153,663,240.

At September 30, 2005, the asset allocation of the Fund was as follows:

Asset Allocation	% of Net Assets
Common stocks	63.6%
Mortgage-backed securities	11.9
Corporate fixed-income bonds & notes	10.1
Government agencies & obligations	7.1
Collateralized mortgage obligations	4.4
Asset-backed securities	2.8
Warrants	0.0
Short-term obligation	0.2
Other assets & liabilities, net	(0.1)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

Columbia Large Cap Value Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 98.9%
	Consumer discretionary - 8.0%
	Auto components - 0.6%
348,600	Johnson Controls, Inc.	21,630,630
	Hotels, restaurants & leisure - 2.2%
348,249	Carnival Corp.	17,405,485
131,858	Harrah's Entertainment, Inc.	8,595,823
613,119	McDonald's Corp.	20,533,355
609,500	Starwood Hotels & Resorts Worldwide, Inc.	34,845,115
		81,379,778
	Media - 1.3%
1,995,600	News Corp., Class A	31,111,404
238,234	Viacom, Inc., Class A	7,914,134
253,900	Viacom, Inc., Class B	8,381,239
		47,406,777
	Multiline retail - 2.4%
542,507	Federated Department Stores, Inc.	36,277,443
1,027,690	J.C. Penney Co., Inc.	48,733,060
		85,010,503
	Specialty retail - 1.5%
739,000	Office Depot, Inc.(a)	21,948,300
163,072	Sherwin-Williams Co.	7,186,583
1,251,200	Staples, Inc.	26,675,584
		55,810,467
	Consumer staples - 6.8%
	Beverages - 2.5%
824,798	Diageo PLC, ADR	47,846,532
728,975	PepsiCo, Inc.	41,340,172
		89,186,704
	Food products - 1.0%
902,400	Cadbury Schweppes PLC, ADR	36,754,752
	Household products - 0.9%
581,864	Kimberly-Clark Corp.	34,638,364
	Tobacco - 2.4%
1,160,877	Altria Group, Inc.	85,568,244
	Energy - 16.4%
	Energy equipment & services - 3.1%
702,749	Halliburton Co.	48,152,361
221,019	Nabors Industries Ltd.(a)	15,875,795
284,900	National-Oilwell Varco, Inc.(a)	18,746,420
353,840	Schlumberger Ltd.	29,857,019
		112,631,595
	Oil, gas & consumable fuels - 13.3%
550,561	BP PLC, ADR	39,007,247
799,544	ChevronTexaco Corp.	51,754,483

Shares		Value ($)
	Oil, gas & consumable fuels - (continued)
697,380	ConocoPhillips	48,753,836
353,600	EOG Resources, Inc.	26,484,640
2,665,028	Exxon Mobil Corp.	169,335,879
474,745	Marathon Oil Corp.	32,724,173
287,100	Murphy Oil Corp.	14,317,677
527,900	Occidental Petroleum Corp.	45,098,497
2,072,800	Williams Companies, Inc.	51,923,640
		479,400,072
	Financials - 31.9%
	Capital markets - 6.4%
1,454,783	Bank of New York Co., Inc.	42,785,168
4,994	Franklin Resources, Inc.	419,296
303,681	Goldman Sachs Group, Inc.	36,921,536
162,400	Lehman Brothers Holdings, Inc.	18,916,352
1,419,586	Merrill Lynch & Co., Inc.	87,091,601
502,789	Morgan Stanley	27,120,439
469,300	Nuveen Investments, Class A	18,485,727
		231,740,119
	Commercial banks - 10.4%
923,703	Marshall & Ilsley Corp.	40,190,317
1,523,428	North Fork Bancorporation, Inc.	38,847,414
634,679	PNC Financial Services Group, Inc.	36,824,076
213,300	SunTrust Banks, Inc.	14,813,685
2,593,282	U.S. Bancorp	72,819,359
281,900	UnionBanCal Corp.	19,654,068
1,534,007	Wachovia Corp.	73,003,393
1,378,607	Wells Fargo & Co.	80,745,012
		376,897,324
	Diversified financial services - 3.7%
203,500	CIT Group, Inc.	9,194,130
1,989,510	Citigroup, Inc.	90,562,495
1,034,510	JPMorgan Chase & Co.	35,100,924
		134,857,549
	Insurance - 7.5%
783,200	Ace Ltd.	36,865,224
666,901	Allstate Corp.	36,872,956
387,773	Ambac Financial Group, Inc.	27,942,922
258,147	American International Group, Inc.	15,994,788
1,202,100	Genworth Financial, Inc., Class A	38,755,704
484,160	Hartford Financial Services Group, Inc.	37,362,627
836,371	St. Paul Travelers Companies, Inc.	37,527,967
915,500	UnumProvident Corp.	18,767,750
287,917	XL Capital Ltd., Class A	19,586,994
		269,676,932

See Accompanying Notes to Financial Statements.

Columbia Large Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Real estate - 2.8%
717,538	Archstone-Smith Trust, REIT	28,608,240
494,595	Equity Office Properties Trust, REIT	16,178,203
1,587,700	Host Marriott Corp., REIT	26,832,130
326,600	Kimco Realty Corp., REIT	10,261,772
446,900	ProLogis, REIT	19,802,139
		101,682,484
	Thrifts & mortgage finance - 1.1%
684,700	Golden West Financial Corp.	40,664,333
	Health care - 6.9%
	Health care equipment & supplies - 1.1%
828,300	Baxter International, Inc.	33,024,321
214,170	Hospira, Inc.(a)	8,774,545
		41,798,866
	Health care providers & services - 1.6%
330,598	Aetna, Inc.	28,477,712
236,386	CIGNA Corp.	27,860,454
		56,338,166
	Pharmaceuticals - 4.2%
341,600	Abbott Laboratories	14,483,840
772,200	AstraZeneca PLC, ADR	36,370,620
201,380	GlaxoSmithKline PLC, ADR	10,326,766
784,710	Novartis AG, ADR	40,020,210
2,017,838	Pfizer, Inc.	50,385,415
		151,586,851
	Industrials - 10.7%
	Aerospace & defense - 4.2%
245,063	General Dynamics Corp.	29,297,282
830,800	Goodrich Corp.	36,837,672
900,159	Honeywell International, Inc.	33,755,962
978,180	United Technologies Corp.	50,708,851
		150,599,767
	Building products - 0.7%
520,900	American Standard Companies, Inc.	24,247,895
	Commercial services & supplies - 0.5%
657,088	Waste Management, Inc.	18,799,287
	Construction & engineering - 0.2%
108,200	Fluor Corp.	6,965,916
	Industrial conglomerates - 0.9%
953,416	General Electric Co.	32,101,517

Shares		Value ($)
	Machinery - 2.6%
685,700	Caterpillar, Inc.	40,284,875
364,725	Eaton Corp.	23,178,274
819,000	Ingersoll-Rand Co., Ltd., Class A	31,310,370
		94,773,519
	Road & rail - 1.6%
502,900	Burlington Northern Santa Fe Corp.	30,073,420
391,200	Union Pacific Corp.	28,049,040
		58,122,460
	Information technology - 4.9%
	Communications equipment - 0.5%
813,300	Motorola, Inc.	17,965,797
	Computers & peripherals - 2.5%
301,400	Dell, Inc.(a)	10,307,880
1,599,480	Hewlett-Packard Co.	46,704,816
432,080	International Business Machines Corp.	34,661,457
		91,674,153
	Electronic equipment & instruments - 0.7%
801,400	Agilent Technologies, Inc.(a)	26,245,850
	Semiconductors & semiconductor equipment - 1.2%
1,006,000	Fairchild Semiconductor International, Inc.(a)	14,949,160
425,924	Intel Corp.	10,499,027
2,144,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,625,324
		43,073,511
	Materials - 3.2%
	Chemicals - 2.1%
185,417	Ashland, Inc.	10,242,435
748,200	Dow Chemical Co.	31,177,494
225,933	PPG Industries, Inc.	13,372,974
537,100	Rohm and Haas Co.	22,090,923
		76,883,826
	Metals & mining - 1.1%
269,700	Freeport-McMoRan Copper & Gold, Inc., Class B	13,104,723
429,200	Nucor Corp.	25,318,508
		38,423,231

See Accompanying Notes to Financial Statements.

Columbia Large Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Telecommunication services - 3.2%
	Diversified telecommunication services - 3.2%
1,049,469	BellSouth Corp.	27,601,035
1,775,151	SBC Communications, Inc.	42,550,370
1,452,202	Verizon Communications, Inc.	47,472,483
		117,623,888
	Utilities - 6.9%
	Electric utilities - 4.0%
798,800	Edison International	37,767,264
602,393	Entergy Corp.	44,769,848
1,114,701	Exelon Corp.	59,569,621
		142,106,733
	Independent power producers & energy traders - 1.3%
1,639,810	Duke Energy Corp.	47,833,258
	Multi-utilities - 1.6%
251,028	Dominion Resources, Inc.	21,623,552
933,543	PG&E Corp.	36,641,563
		58,265,115
	Total common stocks (Cost of $3,021,153,457)	3,580,366,233
	Convertible preferred stock - 0.1%
	Financials - 0.1%
	Insurance - 0.1%
136,100	Genworth Financial, Inc.	4,885,990
	Total convertible preferred stock (Cost of $3,554,472)	4,885,990
Par ($)
	Short-term obligation - 0.4%
14,294,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 12/27/05, market value of $14,582,000 (repurchase proceeds $14,298,407)	14,294,000
	Total short-term obligation (Cost of $14,294,000)	14,294,000

		Value ($)
Total investments (Cost of $3,039,001,929)(b)	99.4%	3,599,546,223
Other assets & liabilities, net	0.6%	21,806,041
Net assets	100.0%	3,621,352,264

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $3,039,001,929.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	32.0%
Energy	16.4
Industrials	10.7
Consumer discretionary	8.0
Health care	6.9
Utilities	6.9
Consumer staples	6.8
Information technology	4.9
Telecommunication services	3.2
Materials	3.2
Short-term obligation	0.4
Other assets & liabilities, net	0.6
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 98.0%
	Consumer discretionary - 9.5%
	Auto components - 1.4%
235,100	BorgWarner, Inc.	13,273,746
322,200	Johnson Controls, Inc.	19,992,510
		33,266,256
	Hotels, restaurants & leisure - 2.1%
313,350	Brinker International, Inc.	11,769,426
171,900	Harrah's Entertainment, Inc.	11,206,161
271,400	Outback Steakhouse, Inc.	9,933,240
311,700	Starwood Hotels & Resorts Worldwide, Inc.(a)	17,819,889
		50,728,716
	Media - 0.8%
524,500	Dow Jones & Co., Inc.	20,030,655
	Multiline retail - 2.8%
864,500	Dollar General Corp.	15,854,930
396,755	Federated Department Stores, Inc.	26,531,007
498,200	J.C. Penney Co., Inc.	23,624,644
		66,010,581
	Specialty retail - 2.4%
193,500	Linens 'N Things, Inc.(a)	5,166,450
488,700	Office Depot, Inc.(a)	14,514,390
373,200	Sherwin-Williams Co.	16,446,924
1,000,900	TJX Companies, Inc.	20,498,432
		56,626,196
	Consumer staples - 4.6%
	Beverages - 0.9%
766,200	Pepsi Bottling Group, Inc.	21,875,010
	Food & staples retailing - 1.8%
989,400	Kroger Co.(a)	20,371,746
707,700	SUPERVALU, Inc.	22,023,624
		42,395,370
	Food products - 1.5%
697,400	Dean Foods Co.(a)	27,100,964
528,600	Tyson Foods, Inc., Class A	9,541,230
		36,642,194
	Tobacco - 0.4%
226,200	UST, Inc.	9,468,732
	Energy - 10.0%
	Energy equipment & services - 4.4%
360,408	National-Oilwell Varco, Inc.(a)	23,714,846
334,600	Noble Corp.	22,906,716
308,700	Technip SA, ADR	18,352,215
346,900	Transocean, Inc.(a)	21,268,439
280,800	Weatherford International Ltd.(a)	19,279,728
		105,521,944

Shares		Value ($)
	Oil, gas & consumable fuels - 5.6%
137,100	Amerada Hess Corp.	18,851,250
210,300	EOG Resources, Inc.	15,751,470
145,701	Marathon Oil Corp.	10,043,170
164,200	Murphy Oil Corp.	8,188,654
36,400	Occidental Petroleum Corp.	3,109,652
258,800	Peabody Energy Corp.	21,829,780
1,124,100	Williams Companies, Inc.	28,158,705
652,821	XTO Energy, Inc.	29,585,848
		135,518,529
	Financials - 23.6%
	Capital markets - 1.5%
229,800	Bear Stearns Companies, Inc.	25,220,550
95,100	Lehman Brothers Holdings, Inc.	11,077,248
		36,297,798
	Commercial banks - 6.9%
246,100	Bank of Hawaii Corp.	12,113,042
341,300	City National Corp.	23,921,717
500,950	Cullen/Frost Bankers, Inc.	24,716,873
654,400	Marshall & Ilsley Corp.	28,472,944
345,600	Mercantile Bankshares Corp.	18,620,928
781,223	North Fork Bancorporation, Inc.	19,921,186
282,000	UnionBanCal Corp.	19,661,040
263,150	Zions Bancorporation	18,738,912
		166,166,642
	Diversified financial services - 0.9%
460,300	CIT Group, Inc.	20,796,354
	Insurance - 6.6%
515,300	Ace Ltd.	24,255,171
334,450	Ambac Financial Group, Inc.	24,100,467
535,000	Endurance Specialty Holdings Ltd.	18,248,850
441,900	Genworth Financial, Inc., Class A	14,246,856
154,500	Hartford Financial Services Group, Inc.	11,922,765
407,800	Lincoln National Corp.	21,213,756
273,000	Loews Corp.	25,227,930
723,950	Old Republic International Corp.	19,307,746
		158,523,541
	Real estate - 4.4%
430,700	Archstone-Smith Trust, REIT	17,172,009
221,100	Boston Properties, Inc., REIT	15,675,990
599,400	Equity Office Properties Trust, REIT	19,606,374
1,558,600	Host Marriott Corp., REIT	26,340,340
606,800	ProLogis, REIT	26,887,308
		105,682,021

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Thrifts & mortgage finance - 3.3%
409,700	Golden West Financial Corp.	24,332,083
646,300	PMI Group, Inc.	25,767,981
1,341,800	Sovereign Bancorp, Inc.	29,573,272
		79,673,336
	Health care - 5.0%
	Health care equipment & supplies - 1.7%
294,600	Hospira, Inc.(a)	12,069,762
445,900	Millipore Corp.(a)	28,042,651
		40,112,413
	Health care providers & services - 2.1%
173,100	CIGNA Corp.	20,401,566
431,300	Community Health Systems, Inc.(a)	16,738,753
287,100	Triad Hospitals, Inc.(a)	12,997,017
		50,137,336
	Pharmaceuticals - 1.2%
509,500	IVAX Corp.(a)	13,430,420
419,100	Shire Pharmaceuticals Group PLC, ADR	15,502,509
		28,932,929
	Industrials - 13.6%
	Aerospace & defense - 1.6%
534,200	Goodrich Corp.	23,686,428
271,125	Northrop Grumman Corp.	14,735,644
		38,422,072
	Building products - 0.6%
322,500	American Standard Companies, Inc.	15,012,375
	Commercial services & supplies - 2.0%
300,700	Avery Dennison Corp.	15,753,673
284,200	Manpower, Inc.	12,615,638
452,400	Pitney Bowes, Inc.	18,883,176
		47,252,487
	Construction & engineering - 1.5%
214,800	Fluor Corp.	13,828,824
318,400	Jacobs Engineering Group, Inc.(a)	21,460,160
		35,288,984
	Electrical equipment - 0.7%
229,900	Cooper Industries Ltd., Class A	15,895,286
	Industrial conglomerates - 0.5%
174,400	Textron, Inc.	12,507,968

Shares		Value ($)
	Machinery - 4.5%
652,600	AGCO Corp.(a)	11,877,320
449,700	Dover Corp.	18,343,263
285,400	Eaton Corp.	18,137,170
51,300	Harsco Corp.	3,363,741
563,200	Ingersoll-Rand Co., Ltd., Class A	21,531,136
344,300	Kennametal, Inc.	16,884,472
289,500	Parker Hannifin Corp.	18,617,745
		108,754,847
	Road & rail - 1.6%
233,900	Burlington Northern Santa Fe Corp.	13,987,220
609,900	Norfolk Southern Corp.	24,737,544
		38,724,764
	Trading companies & distributors - 0.6%
702,100	United Rentals, Inc.(a)	13,838,391
	Information technology - 8.1%
	Communications equipment - 0.5%
1,062,400	Andrew Corp.(a)	11,845,760
	Computers & peripherals - 0.0%
105,800	Seagate Technology, Inc., Escrow Shares(b)	1,058
	Electronic equipment & instruments - 5.1%
601,500	Agilent Technologies, Inc.(a)	19,699,125
778,600	Arrow Electronics, Inc.(a)	24,416,896
414,888	AVX Corp.	5,285,673
1,085,600	Flextronics International Ltd.(a)	13,949,960
858,900	Ingram Micro, Inc., Class A(a)	15,924,006
334,500	Littelfuse, Inc.(a)	9,409,485
388,000	Mettler-Toledo International, Inc.(a)	19,780,240
548,350	Tektronix, Inc.	13,834,871
		122,300,256
	Semiconductors & semiconductor equipment - 1.5%
605,500	ATI Technologies, Inc.(a)	8,440,670
154,700	Cypress Semiconductor Corp.(a)	2,328,235
559,400	Fairchild Semiconductor International, Inc.(a)	8,312,684
74,400	KLA-Tencor Corp.	3,627,744
80,800	Lam Research Corp.(a)	2,461,976
442,400	MEMC Electronic Materials, Inc.(a)	10,082,296
		35,253,605

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Software - 1.0%
360,400	Activision, Inc.(a)	7,370,180
464,300	Cadence Design Systems, Inc.(a)	7,503,088
112,500	Electronic Arts, Inc.(a)	6,400,125
196,100	Synopsys, Inc.(a)	3,706,290
		24,979,683
	Materials - 10.1%
	Chemicals - 5.3%
323,900	Air Products & Chemicals, Inc.	17,859,846
283,000	Ashland, Inc.	15,632,920
668,700	Celanese Corp., Series A	11,535,075
206,600	Eastman Chemical Co.	9,704,002
309,900	Engelhard Corp.	8,649,309
446,900	Lubrizol Corp.	19,364,177
99,600	Lyondell Chemical Co.	2,850,552
836,700	Nalco Holding Co.(a)	14,115,129
183,400	PPG Industries, Inc.	10,855,446
423,200	Rohm and Haas Co.	17,406,216
		127,972,672
	Construction materials - 1.1%
330,500	Martin Marietta Materials, Inc.	25,931,030
	Containers & packaging - 1.3%
707,700	Bemis Co., Inc.	17,480,190
788,100	Crown Holdings, Inc.(a)	12,562,314
		30,042,504
	Metals & mining - 1.5%
322,700	Freeport-McMoRan Copper & Gold, Inc., Class B	15,679,993
346,100	Nucor Corp.	20,416,439
		36,096,432
	Paper & forest products - 0.9%
669,500	Georgia-Pacific Corp.	22,803,170
	Telecommunication services - 1.2%
	Wireless telecommunication services - 1.2%
357,800	Telephone & Data Systems, Inc.	13,954,200
408,100	Telephone & Data Systems, Inc., Special Shares	15,324,155
		29,278,355
	Utilities - 12.3%
	Electric utilities - 6.7%
2	ALLETE, Inc.	91
60,700	Consolidated Edison, Inc.	2,946,985
99,100	DTE Energy Co.	4,544,726
771,900	Edison International	36,495,432
324,800	Entergy Corp.	24,139,136
511,300	Exelon Corp.	27,323,872
303,300	FPL Group, Inc.	14,437,080
452,900	Hawaiian Electric Industries, Inc.	12,626,852

Shares		Value ($)
	Electric utilities - (continued)
662,600	PPL Corp.	21,421,858
989,200	Reliant Energy, Inc.(a)	15,273,248
		159,209,280
	Gas utilities - 0.5%
341,100	AGL Resources, Inc.	12,658,221
	Independent power producers & energy traders - 1.9%
810,400	AES Corp.(a)	13,314,872
526,700	Constellation Energy Group, Inc.	32,444,720
		45,759,592
	Multi-utilities - 3.2%
541,200	Energy East Corp.	13,632,828
127,800	NSTAR	3,695,976
853,100	PG&E Corp.	33,484,175
113,200	Public Service Enterprise Group, Inc.	7,285,552
406,800	Sempra Energy	19,144,008
		77,242,539
	Total common stocks (Cost of $1,801,810,855)	2,351,477,884
	Convertible preferred stocks - 0.2%
	Basic materials - 0.1%
	Chemicals - 0.1%
93,100	Celanese Corp.	2,457,840
	Financials - 0.1%
	Insurance - 0.1%
41,600	Hartford Financial Services Group, Inc.	2,918,240
	Total convertible preferred stocks (Cost of $4,465,275)	5,376,080
Par ($)
	Convertible bond - 0.4%
	Communications - 0.4%
	Telecommunication services - 0.4%
8,670,546	Lucent Technologies, Inc., 2.700% 06/15/25	10,457,806
	Total convertible bond (Cost of $9,891,068)	10,457,806

See Accompanying Notes to Financial Statements.

Columbia Mid Cap Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Par ($)		Value ($)
	Short-term obligation - 1.1%
25,402,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 12/27/05, market value of $25,914,750 (repurchase proceeds $25,409,832)	25,402,000
	Total short-term obligation (Cost of $25,402,000)	25,402,000
Total investments (Cost of $1,841,569,198)(c)	99.7%	2,392,713,770
Other assets & liabilities, net	0.3%	8,280,566
Net assets	100.0%	2,400,994,336

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)  Cost for federal income tax purposes is $1,841,569,198.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	23.7%
Industrials	13.6
Utilities	12.3
Materials	10.2
Energy	10.0
Consumer discretionary	9.5
Information technology	8.1
Health care	5.0
Consumer staples	4.6
Telecommunication services	1.6
Short-term obligation	1.1
Other assets & liabilities, net	0.3
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund II

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 95.9%
	Consumer discretionary - 12.7%
	Auto components - 3.2%
19,000	BorgWarner, Inc.	1,072,740
97,200	Commercial Vehicle Group, Inc.(a)	2,035,368
60,100	Keystone Automotive Industries, Inc.(a)	1,731,481
101,400	Tenneco Automotive, Inc.(a)	1,775,514
		6,615,103
	Diversified consumer services - 0.7%
40,600	Regis Corp.	1,535,492
	Hotels, restaurants & leisure - 2.2%
48,175	Carmike Cinemas, Inc.	1,105,135
242,000	La Quinta Corp.(a)	2,102,980
67,300	Marcus Corp.	1,348,692
		4,556,807
	Internet & catalog retail - 0.8%
91,400	Insight Enterprises, Inc.(a)	1,700,040
	Media - 1.6%
67,200	Emmis Communications Corp.(a)	1,484,448
49,100	Scholastic Corp.(a)	1,814,736
		3,299,184
	Specialty retail - 3.4%
80,600	AnnTaylor Stores Corp.(a)	2,139,930
64,100	Inter Parfums, Inc.	1,262,129
61,500	Lithia Motors, Inc., Class A	1,782,270
64,950	Stage Stores, Inc.	1,745,206
		6,929,535
	Textiles, apparel & luxury goods - 0.8%
51,000	Phillips-Van Heusen Corp.	1,582,020
	Consumer staples - 0.3%
	Food products - 0.3%
56,300	Del Monte Foods Co.(a)	604,099
	Energy - 6.1%
	Energy equipment & services - 3.7%
93,300	Dresser-Rand Group, Inc.(a)	2,297,979
186,700	Grey Wolf, Inc.(a)	1,573,881
126,400	Key Energy Services, Inc.(a)	1,864,400
49,400	Universal Compression Holdings, Inc.(a)	1,964,638
		7,700,898
	Oil, gas & consumable fuels - 2.4%
62,300	Encore Acquisition Co.(a)	2,420,355
77,500	W&T Offshore, Inc.	2,513,325
		4,933,680

Shares		Value ($)
	Financials - 27.0%
	Capital markets - 4.5%
31,000	Affiliated Managers Group, Inc.(a)	2,245,020
56,100	American Capital Strategies	2,056,626
136,499	Apollo Investment Corp.	2,702,680
57,400	GATX Corp.	2,270,170
		9,274,496
	Commercial banks - 8.5%
139,585	Cardinal Financial Corp.(a)	1,346,995
96,300	Colonial BancGroup, Inc.	2,157,120
56,300	Community Bank System, Inc.	1,272,380
150,736	First Niagara Financial Group, Inc.	2,176,628
49,400	First Republic Bank	1,740,362
106,600	First State Bancorporation	2,258,854
68,862	Fulton Financial Corp.	1,153,439
48,300	Independent Bank Corp.	1,467,354
59,400	Prosperity Bancshares, Inc.	1,796,850
117,920	Summit Bancshares, Inc.	2,166,190
		17,536,172
	Insurance - 3.6%
43,500	Delphi Financial Group, Inc., Class A	2,035,800
64,400	NYMAGIC, Inc.	1,566,852
73,500	Platinum Underwriters Holdings Ltd.	2,196,915
25,200	Zenith National Insurance Corp.	1,579,788
		7,379,355
	Real estate - 8.8%
95,300	BioMed Realty Trust, Inc., REIT	2,363,440
105,600	Education Realty Trust, Inc.	1,763,520
173,100	Equity Inns, Inc.	2,336,850
88,700	LTC Properties, Inc.	1,880,440
163,600	OMEGA Healthcare Investors, Inc.	2,277,312
31,300	Prentiss Properties Trust, REIT	1,270,780
27,300	SL Green Realty Corp., REIT	1,861,314
85,600	Tanger Factory Outlet Centers, Inc., REIT	2,380,536
92,100	U-Store-It Trust, REIT	1,866,867
		18,001,059
	Thrifts & mortgage finance - 1.6%
117,900	BankAtlantic Bancorp, Inc., Class A	2,003,121
85,900	Brookline Bancorp, Inc.	1,358,938
		3,362,059
	Health care - 4.3%
	Health care providers & services - 4.3%
112,200	AMN Healthcare Services, Inc.(a)	1,735,734
59,100	Apria Healthcare Group, Inc.(a)	1,885,881
65,600	PRA International(a)	1,988,336
257,014	Stewart Enterprises, Inc., Class A	1,704,003
62,100	Symbion, Inc.(a)	1,606,527
		8,920,481

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Industrials - 19.4%
	Aerospace & defense - 0.7%
82,500	AAR Corp.(a)	1,417,350
	Airlines - 1.4%
113,700	AirTran Holdings, Inc.(a)	1,439,442
52,500	Alaska Air Group, Inc.(a)	1,525,650
		2,965,092
	Building products - 0.5%
18,200	York International Corp.	1,020,474
	Commercial services & supplies - 4.3%
94,700	ABM Industries, Inc.	1,970,707
34,000	Banta Corp.	1,730,260
70,600	FTI Consulting, Inc.(a)	1,783,356
116,200	Steelcase, Inc., Class A	1,680,252
63,900	Watson Wyatt & Co. Holdings	1,722,105
		8,886,680
	Construction & engineering - 1.0%
50,000	URS Corp.(a)	2,019,500
	Machinery - 7.6%
65,000	AGCO Corp.(a)	1,183,000
43,900	Bucyrus International, Inc., Class A	2,156,807
35,300	Flowserve Corp.(a)	1,283,155
56,900	Gardner Denver, Inc.(a)	2,537,740
57,600	JLG Industries, Inc.	2,107,584
48,800	Kennametal, Inc.	2,393,152
47,900	Manitowoc Co., Inc.	2,406,975
53,541	Watts Water Technologies, Inc., Class A	1,544,658
		15,613,071
	Marine - 0.9%
81,200	Arlington Tankers	1,902,516
	Trading companies & distributors - 0.9%
92,500	United Rentals, Inc.(a)	1,823,175
	Transportation - 2.1%
59,300	Greenbrier Cos., Inc.	1,971,132
53,100	Laidlaw International, Inc.	1,283,427
92,200	U.S. Xpress Enterprises, Inc., Class A(a)	1,075,052
		4,329,611
	Information technology - 13.2%
	Communications equipment - 1.8%
94,400	EMS Technologies, Inc.(a)	1,545,328
156,600	Powerwave Technologies, Inc.(a)	2,034,234
		3,579,562

Shares		Value ($)
	Computers & peripherals - 2.1%
192,800	ActivCard Corp.(a)	834,824
89,900	Electronics for Imaging, Inc.(a)	2,062,306
50,500	Palm, Inc.(a)	1,430,665
		4,327,795
	Electronic equipment & instruments - 2.4%
215,600	Aeroflex, Inc.(a)	2,018,016
64,800	Coherent, Inc.(a)	1,897,344
64,700	Paxar Corp.(a)	1,090,195
		5,005,555
	IT services - 3.4%
44,200	MAXIMUS, Inc.	1,580,150
177,200	MPS Group, Inc.(a)	2,090,960
257,700	SonicWall, Inc.(a)	1,636,395
142,300	Sykes Enterprises, Inc.(a)	1,693,370
		7,000,875
	Semiconductors & semiconductor equipment - 2.0%
134,300	Cypress Semiconductor Corp.(a)	2,021,215
138,400	Fairchild Semiconductor International, Inc.(a)	2,056,624
		4,077,839
	Software - 1.5%
147,600	Lawson Software, Inc.(a)	1,024,344
246,200	TIBCO Software, Inc.(a)	2,058,232
		3,082,576
	Materials - 7.6%
	Chemicals - 3.2%
133,700	Chemtura Corp.	1,660,554
97,200	Olin Corp.	1,845,828
80,900	RPM International, Inc.	1,488,560
63,100	Westlake Chemical Corp.	1,708,748
		6,703,690
	Containers & packaging - 1.2%
149,500	Crown Holdings, Inc.(a)	2,383,030
	Metals & mining - 3.2%
30,241	Carpenter Technology Corp.	1,772,425
171,200	Earle M Jorgensen Co.(a)	1,631,536
175,600	GrafTech International Ltd.(a)	953,508
66,300	Steel Dynamics, Inc.	2,251,548
		6,609,017
	Telecommunication services - 1.1%
	Diversified telecommunication services - 0.7%
100,700	Fairpoint Communications, Inc.	1,473,241
	Wireless telecommunication services - 0.4%
143,800	Wireless Facilities, Inc.(a)	834,040

See Accompanying Notes to Financial Statements.

Columbia Small Cap Value Fund II

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Utilities - 4.2%
	Gas utilities - 2.1%
78,600	Atmos Energy Corp.	2,220,450
45,100	New Jersey Resources Corp.	2,073,698
		4,294,148
	Multi-utilities - 2.1%
138,500	CMS Energy Corp.(a)	2,278,325
36,200	WPS Resources Corp.	2,092,360
		4,370,685
	Total common stocks (Cost of $154,589,158)	197,650,002
	Investment company - 1.0%
10,550	Biotech HOLDERS Trust	2,012,096
	Total investment company (Cost of $1,063,029)	2,012,096
	Par ($)
	Short-term obligation - 3.4%
7,005,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 08/03/15, market value of $7,146,803 (repurchase proceeds $7,007,160)	7,005,000
	Total short-term obligation (Cost of $7,005,000)	7,005,000
Total investments (Cost of $162,657,187)(b)	100.3%	206,667,098
Other assets & liabilities, net	(0.3)%	(580,416)
Net assets	100.0%	206,086,682

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $162,657,187.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	27.0%
Industrials	19.4
Information technology	13.2
Consumer discretionary	12.7
Materials	7.6
Energy	6.1
Health care	4.3
Utilities	4.2
Telecommunication services	1.1
Consumer staples	0.3
Investment company	1.0
Short-term obligation	3.4
Other assets & liabilities, net	(0.3)
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Columbia Marsico Growth Fund

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment company - 99.7%
	Investment in Columbia Funds Master Investment Trust, Columbia Marsico Growth Master Portfolio(a)	3,202,229,518
Total investments	99.7%	3,202,229,518
Other assets & liabilities, net	0.3%	8,694,436
Net assets	100.0%	3,210,923,954

Notes to Investment Portfolio:

(a) The financial statements of the Columbia Marsico Growth Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia Marsico Growth Fund's financial statements.

At September 30, 2005, the Columbia Marsico Growth Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Health care	24.1%
Consumer discretionary	19.7
Industrials	15.0
Financials	12.6
Information technology	8.5
Energy	5.9
Consumer staples	4.8
Utilities	1.5
Investment company	4.5
Short-term obligation	4.9
Other assets & liabilities, net	(1.5)
100.0%

See Accompanying Notes to Financial Statements.

Columbia Large Cap Core Fund

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment company - 100.2%
	Investment in Columbia Funds Master Investment Trust, Columbia Large Cap Core Master Portfolio(a)	1,562,258,365
Total investments	100.2%	1,562,258,365
Other assets & liabilities, net	(0.2)%	(3,071,998)
Net assets	100.0%	1,559,186,367

Notes to Investment Portfolio:

(a) The financial statements of the Columbia Large Cap Core Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia Large Cap Core Fund's financial statements.

At September 30, 2005, the Columbia Large Cap Core Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Financials	19.7%
Information technology	15.3
Health care	13.1
Industrials	11.7
Consumer discretionary	10.7
Energy	9.8
Consumer staples	9.5
Utilities	3.6
Materials	3.2
Telecommunication services	3.1
Other assets & liabilities, net	0.3
100.0%

See Accompanying Notes to Financial Statements.

Columbia Marsico Focused Equities Fund

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment company - 99.9%
	Investment in Columbia Funds Master Investment Trust, Columbia Marsico Focused Equities Master Portfolio(a)	3,415,084,436
Total investments	99.9%	3,415,084,436
Other assets & liabilities, net	0.1%	3,569,287
Net assets	100.0%	3,418,653,723

Notes to Investment Portfolio:

(a) The financial statements of the Columbia Marsico Focused Equities Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia Marsico Focused Equities Fund's financial statements.

At September 30, 2005, the Columbia Marsico Focused Equities Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Health care	24.9%
Financials	18.3
Industrials	14.3
Consumer discretionary	13.8
Information technology	10.6
Consumer staples	6.2
Energy	5.7
Utilities	3.9
Investment company	2.2
Other assets & liabilities, net	0.1
100.0%

See Accompanying Notes to Financial Statements.

Columbia Marsico Mid Cap Growth Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 89.8%
	Consumer discretionary - 28.0%
	Hotels, restaurants & leisure - 15.4%
519,127	Cheesecake Factory, Inc.(a)	16,217,528
130,491	Kerzner International Ltd.(a)	7,248,775
311,521	Las Vegas Sands Corp.(a)	10,252,156
293,548	MGM Mirage(a)	12,848,596
4,076,000	Shangri-La Asia Ltd.	6,601,881
236,567	Station Casinos, Inc.	15,698,586
278,561	Wynn Resorts Ltd.(a)	12,577,029
		81,444,551
	Household durables - 2.0%
51,282	Harman International Industries, Inc.	5,244,610
120,164	Toll Brothers, Inc.(a)	5,367,726
		10,612,336
	Media - 2.2%
136,686	Getty Images, Inc.(a)	11,760,464
	Multiline retail - 1.0%
149,537	Nordstrom, Inc.	5,132,110
	Specialty retail - 4.6%
56,822	MarineMax, Inc.(a)	1,448,393
775,704	Urban Outfitters, Inc.(a)	22,805,697
		24,254,090
	Textiles, apparel & luxury goods - 2.8%
468,726	Coach, Inc.(a)	14,699,247
	Consumer staples - 1.6%
	Food products - 1.6%
213,146	Dean Foods Co.(a)	8,282,853
	Energy - 3.8%
	Oil, gas & consumable fuels - 3.8%
237,686	Peabody Energy Corp.	20,048,814
	Financials - 16.7%
	Capital markets - 4.5%
300,129	Crystal River Capital(b)(c)	7,503,225
370,825	Jefferies Group, Inc.	16,149,429
		23,652,654
	Commercial banks - 2.9%
850,425	UCBH Holdings, Inc.	15,579,786
	Diversified financial services - 4.8%
76,026	Chicago Mercantile Exchange	25,643,570

Shares		Value ($)
	Real estate - 4.5%
550,867	Government Properties Trust, Inc., REIT	5,398,496
455,337	KKR Financial Corp., REIT	10,126,695
50,636	Redwood Trust, Inc., REIT	2,461,416
89,526	St. Joe Co.	5,590,899
		23,577,506
	Health care - 19.0%
	Biotechnology - 3.4%
249,433	Genzyme Corp.(a)	17,869,380
	Health care equipment & supplies - 4.7%
39,344	Biosite, Inc.(a)	2,433,820
86,814	Cochlear Ltd.	2,598,224
203,387	Foxhollow Technologies, Inc.(a)	9,683,255
118,363	Kyphon, Inc.(a)	5,200,870
75,591	Zimmer Holdings, Inc.(a)	5,207,464
		25,123,633
	Health care providers & services - 6.4%
212,828	Humana, Inc.(a)	10,190,205
293,613	Pacificare Health Systems, Inc.(a)	23,424,445
		33,614,650
	Pharmaceuticals - 4.5%
680,639	Amylin Pharmaceuticals, Inc.(a)	23,679,431
	Industrials - 10.9%
	Aerospace & defense - 4.2%
66,819	Alliant Techsystems, Inc.(a)	4,988,038
298,904	Hexcel Corp.(a)	5,466,954
222,216	Precision Castparts Corp.	11,799,670
		22,254,662
	Air freight & logistics - 4.2%
384,763	Expeditors International of Washington, Inc.	21,846,843
	Machinery - 2.5%
263,231	Joy Global, Inc.	13,282,636
	Information technology - 9.8%
	Communications equipment - 3.9%
459,060	QUALCOMM, Inc.	20,542,935
	Internet software & services - 2.1%
35,698	Google, Inc., Class A(a)	11,296,989
	Semiconductors & semiconductor equipment - 1.7%
188,740	Broadcom Corp., Class A(a)	8,853,793

See Accompanying Notes to Financial Statements.

Columbia Marsico Mid Cap Growth Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Software - 2.1%
243,401	Autodesk, Inc.	11,303,543
	Total common stocks (Cost of $417,359,501)	474,356,476
	Convertible preferred stock - 1.4%
	Financials - 1.4%
	Diversified financial services - 1.4%
199,144	Merrill Lynch & Co., Inc. 6.750%	7,517,686
	Total convertible preferred stock (Cost of $6,780,853)	7,517,686
	Investment company - 4.5%
23,598,595	SSgA Prime Money Market Fund	23,598,595
	Total investment company (Cost of $23,598,595)	23,598,595
Total investments (Cost of $447,738,949)(d)	95.7%	505,472,757
Other assets & liabilities, net	4.3%	22,808,620
Net assets	100.0%	528,281,377

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security, which is not illiquid, represents 1.4% of net assets.

(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d) Cost for federal income tax purposes is $447,738,949.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Consumer discretionary	28.0%
Health care	19.0
Financials	18.1
Industrials	10.9
Information technology	9.8
Energy	3.8
Consumer staples	1.6
Investment company	4.5
Other assets & liabilities, net	4.3
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 95.9%
	Consumer discretionary - 22.7%
	Hotels, restaurants & leisure - 15.0%
588,977	Cheesecake Factory, Inc.(a)	18,399,641
139,452	Kerzner International Ltd.(a)	7,746,559
464,122	Las Vegas Sands Corp.(a)	15,274,255
3,626,512	Shangri-La Asia Ltd.	5,873,847
367,149	Station Casinos, Inc.	24,364,008
452,773	Wynn Resorts Ltd.(a)	20,442,701
		92,101,011
	Household durables - 2.0%
61,921	Harman International Industries, Inc.	6,332,661
136,239	Toll Brothers, Inc.(a)	6,085,796
		12,418,457
	Media - 1.3%
96,747	Getty Images, Inc.(a)	8,324,112
	Specialty retail - 4.0%
835,398	Urban Outfitters, Inc.(a)	24,560,701
	Textiles, apparel & luxury goods - 0.4%
84,671	Volcom, Inc.(a)	2,371,634
	Consumer staples - 1.4%
	Food products - 1.4%
225,632	Dean Foods Co.(a)	8,768,059
	Energy - 3.0%
	Oil, gas & consumable fuels - 3.0%
214,494	Peabody Energy Corp.	18,092,569
	Financials - 24.0%
	Capital markets - 5.7%
233,425	Crystal River Capital(b)(c)	5,835,625
310,741	Jefferies Group, Inc.	13,532,771
187,170	UBS AG, Registered Shares	15,922,267
		35,290,663
	Commercial banks - 2.9%
957,852	UCBH Holdings, Inc.	17,547,849
	Diversified financial services - 5.0%
90,651	Chicago Mercantile Exchange	30,576,582
	Insurance - 1.9%
113,382	Progressive Corp.	11,879,032

Shares		Value ($)
	Real estate - 6.7%
1,087,015	Government Properties Trust, Inc., REIT	10,652,747
805,286	KKR Financial Corp., REIT	17,909,561
112,214	Redwood Trust, Inc., REIT	5,454,722
117,126	St. Joe Co.	7,314,519
		41,331,549
	Thrifts & mortgage finance - 1.8%
326,957	Countrywide Financial Corp.	10,783,042
	Health care - 19.5%
	Biotechnology - 8.8%
210,577	Amgen, Inc.(a)	16,776,670
179,662	Genentech, Inc.(a)	15,129,337
305,499	Genzyme Corp.(a)	21,885,948
		53,791,955
	Health care equipment & supplies - 0.9%
113,997	Foxhollow Technologies, Inc.(a)	5,427,397
	Health care providers & services - 3.5%
383,574	UnitedHealth Group, Inc.	21,556,859
	Pharmaceuticals - 6.3%
799,559	Amylin Pharmaceuticals, Inc.(a)	27,816,658
79,237	Roche Holding AG, Genusschein	11,015,678
		38,832,336
	Industrials - 13.5%
	Air freight & logistics - 5.1%
321,849	Expeditors International of Washington, Inc.	18,274,587
148,593	FedEx Corp.	12,946,908
		31,221,495
	Machinery - 4.1%
132,349	Bucyrus International, Inc., Class A	6,502,306
254,504	Caterpillar, Inc.	14,952,110
97,083	Freightcar America, Inc.	3,959,045
		25,413,461
	Road & rail - 4.3%
444,749	Burlington Northern Santa Fe Corp.	26,595,990
	Information technology - 11.8%
	Communications equipment - 7.5%
845,363	Motorola, Inc.	18,674,069
609,659	QUALCOMM, Inc.	27,282,240
		45,956,309
	Internet software & services - 3.3%
64,383	Google, Inc., Class A(a)	20,374,644

See Accompanying Notes to Financial Statements.

Columbia Marsico 21st Century Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Software - 1.0%
133,702	Autodesk, Inc.	6,209,121
	Total common stocks (Cost of $521,555,173)	589,424,827
	Investment company - 4.4%
27,126,554	SSgA Prime Money Market Fund	27,126,554
	Total investment company (Cost of $27,126,554)	27,126,554
Total investments (Cost of $548,681,727)(d)	100.3%	616,551,381
Other assets & liabilities, net	(0.3)%	(1,898,725)
Net assets	100.0%	614,652,656

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security, which is not illiquid, represents 0.9% of net assets.

(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d) Cost for federal income tax purposes is $548,681,727.

At September 30, 2005, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	24.0%
Consumer discretionary	22.7
Health care	19.5
Industrials	13.5
Information technology	11.8
Energy	3.0
Consumer staples	1.4
Investment company	4.4
Other assets & liabilities, net	(0.3)
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Columbia Small Cap Growth Fund II

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment companies - 100.1%
	Investment in Columbia Funds Master Investment Trust, Columbia Small Cap Growth Master Portfolio(a)	486,004,334
Total investments	100.1%	486,004,334
Other assets & liabilities, net	(0.1)%	(655,806)
Net assets	100.0%	485,348,528

Notes to Investment Portfolio:

(a) The financial statements of the Columbia Small Cap Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Columbia Small Cap Growth Fund II's financial statements.

At September 30, 2005, the Columbia Small Cap Growth Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Information technology	26.1%
Health care	18.6
Consumer discretionary	15.4
Industrials	12.4
Financials	9.8
Energy	7.0
Materials	3.6
Telecommunication services	1.7
Consumer staples	1.4
Utilities	1.0
Investment companies	3.1
Short-term obligation	1.5
Other assets & liabilities, net	(1.6)
100.0%

See Accompanying Notes to Financial Statements.

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Convertible Securities Fund(a)($)	Asset Allocation Fund II(a)($)	Large Cap Value Fund(a)($)	Mid Cap Value Fund(a)($)	Small Cap Value Fund II(a)($)	Growth Fund(a)($)
Assets:
Unaffiliated investments, at identified cost	1,266,017,794	153,663,240	3,039,001,929	1,841,569,198	162,657,187	-
Affiliated investments, at identified cost	-	-	-	-	-	2,650,170,632
Total investments, at identified cost	1,266,017,794	153,663,240	3,039,001,929	1,841,569,198	162,657,187	2,650,170,632
Unaffiliated investments, at value	1,434,005,908	176,049,602	3,599,546,223	2,392,713,770	206,667,098	-
Affiliated investments, at value	-	-	-	-	-	3,202,229,518
Total investments, at value	1,434,005,908	176,049,602	3,599,546,223	2,392,713,770	206,667,098	3,202,229,518
Cash	-	297	618	852	682	-
Foreign currency (cost of $30,091)	-	-	-	-	-	-
Receivable for:
Investments sold	12,628,792	540,500	20,793,159	13,993,362	1,601,531	-
Capital stock sold	787,868	16,473	5,348,094	2,798,176	404,006	13,132,547
Interest	7,066,822	486,061	1,469	72,805	836	-
Dividends	621,141	138,970	6,636,320	3,256,212	266,639	-
Foreign tax reclaim	-	-	-	10,808	-	-
Expense reimbursement due from Investment Advisor	-	-	14	-	-	-
Deferred trustees' compensation plan	-	-	9,462	42,982	-	-
Other assets	-	-	57,326	971	6,305	95,600
Total assets	1,455,110,531	177,231,903	3,632,392,685	2,412,889,938	208,947,097	3,215,457,665
Liabilities:
Payable to custodian bank	3,928,466	-	-	-	-	-
Payable for:
Investments purchased on a delayed delivery basis	-	752,525	-	-	-	-
Investments purchased	2,048,909	223,069	-	2,425,336	2,367,541	-
Capital stock redeemed	3,253,400	-	6,850,110	7,157,089	171,518	3,208,663
Investment advisory fee	715,869	87,141	1,023,577	451,481	117,321	-
Administration fee	202,207	17,704	333,290	126,590	28,532	309,754
Transfer agent fee	171,952	12,839	111,834	36,044	7,459	26,100
Merger costs	-	-	42,672	46,411	-	-
Trustees' fees	77,205	74,768	122,238	28,574	30,061	131,038
Service and distribution fees	238,523	53,314	445,854	88,214	3,149	854,406
Custody fee	22,724	-	8,637	19	1,451	-
Chief compliance officer expenses and fees	2,697	985	3,124	1,531	1,009	3,750
Deferred trustees' fees	-	-	9,462	42,982	-	-
Other liabilities	127,230	217,505	2,089,623	1,491,331	132,374	-
Total liabilities	10,789,182	1,439,850	11,040,421	11,895,602	2,860,415	4,533,711
Net assets	1,444,321,349	175,792,053	3,621,352,264	2,400,994,336	206,086,682	3,210,923,954
Net assets consist of:
Paid-in capital	1,239,602,774	176,868,105	3,011,368,608	1,790,683,098	149,567,787	2,900,014,752
Undistributed (overdistributed) net investment income (loss)	(955,379)	(1,703,660)	2,584,154	2,041,267	584,902	(580,943)
Accumulated net realized gain (loss)	37,685,840	(21,758,754)	46,855,208	57,125,399	11,924,082	(240,568,741)
Unrealized appreciation (depreciation) on:
Investments	167,988,114	22,386,362	560,544,294	551,144,572	44,009,911	552,058,886
Foreign currency translations	-	-	-	-	-	-
Net assets	1,444,321,349	175,792,053	3,621,352,264	2,400,994,336	206,086,682	3,210,923,954
Class A:
Net assets	378,844,542	121,931,268	951,476,991	744,617,232	5,902,403	1,434,262,695
Shares outstanding	21,283,772	5,653,674	69,754,292	52,679,400	454,851	79,442,241
Net asset value per share(b)	17.80	21.57	13.64	14.13	12.98	18.05
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(c)	18.89	22.89	14.47	14.99	13.77	19.15
Class B:
Net assets	127,629,445	24,937,061	743,389,711	318,670,734	1,614,254	190,648,412
Shares outstanding	7,252,784	1,165,550	56,050,426	22,826,902	127,201	11,164,600
Net asset value and offering price per share(b)	17.60	21.40	13.26	13.96	12.69	17.08
Class C:
Net assets	62,547,199	2,404,525	101,755,109	75,209,917	764,925	509,945,946
Shares outstanding	3,517,017	112,479	7,670,751	5,372,033	60,332	29,821,901
Net asset value and offering price per share(b)	17.78	21.38	13.27	14.00	12.68	17.10
Class Z:
Net assets	875,300,163	26,519,199	1,824,730,453	1,262,496,453	197,805,100	1,076,066,901
Shares outstanding	49,179,578	1,231,368	133,642,244	89,185,627	15,133,530	58,782,185
Net asset value and offering price per share	17.80	21.54	13.65	14.16	13.07	18.31

	Large Cap Core Fund(a)($)	Focused Equities Fund(a)($)	Mid Cap Growth Fund(a)($)	21st Century Fund(a)($)	Small Cap Growth Fund II(a)($)
Assets:
Unaffiliated investments, at identified cost	-	-	447,738,949	548,681,727	-
Affiliated investments, at identified cost	1,433,691,361	2,534,906,677	-	-	382,864,185
Total investments, at identified cost	1,433,691,361	2,534,906,677	447,738,949	548,681,727	382,864,185
Unaffiliated investments, at value	-	-	505,472,757	616,551,381	-
Affiliated investments, at value	1,562,258,365	3,415,084,436	-	-	486,004,334
Total investments, at value	1,562,258,365	3,415,084,436	505,472,757	616,551,381	486,004,334
Cash	-	-	20,553,761	311,369	-
Foreign currency (cost of $30,091)	-	-	29,808	-	-
Receivable for:
Investments sold	-	-	5,054,026	5,594,736	-
Capital stock sold	1,772,828	9,057,191	1,059,871	4,491,429	-
Interest	-	-	66,503	75,525	294,954
Dividends	-	-	223,105	475,331	-
Foreign tax reclaim	-	-	-	9,113	-
Expense reimbursement due from Investment Advisor	-	-	-	-	-
Deferred trustees' compensation plan	-	-	-	-	-
Other assets	-	78,783	1,081	22,151	-
Total assets	1,564,031,193	3,424,220,410	532,460,912	627,531,035	486,299,288
Liabilities:
Payable to custodian bank	-	-	-	-	-
Payable for:
Investments purchased on a delayed delivery basis	-	-	-	-	-
Investments purchased	-	-	3,021,656	10,554,402	-
Capital stock redeemed	4,383,479	3,773,706	491,532	1,613,782	670,780
Investment advisory fee	-	-	275,582	354,322	-
Administration fee	153,971	330,416	97,513	105,055	48,586
Transfer agent fee	116,360	322,543	62,993	-	54,610
Merger costs	-	-	-	-	-
Trustees' fees	60,024	39,590	67,151	42,195	38,507
Service and distribution fees	82,359	1,096,682	22,421	173,148	43,577
Custody fee	-	-	8,749	325	-
Chief compliance officer expenses and fees	2,741	3,750	1,391	1,350	1,403
Deferred trustees' fees	-	-	-	-	-
Other liabilities	45,892	-	130,547	33,800	93,297
Total liabilities	4,844,826	5,566,687	4,179,535	12,878,379	950,760
Net assets	1,559,186,367	3,418,653,723	528,281,377	614,652,656	485,348,528
Net assets consist of:
Paid-in capital	1,557,719,295	3,042,142,570	577,644,303	558,985,879	331,194,128
Undistributed (overdistributed) net investment income (loss)	11,981,805	(3,806,388)	(354,582)	(431,299)	(1,813,436)
Accumulated net realized gain (loss)	(139,081,737)	(499,860,218)	(106,741,893)	(11,770,790)	52,827,687
Unrealized appreciation (depreciation) on:
Investments	128,567,004	880,177,759	57,733,808	67,869,654	103,140,149
Foreign currency translations	-	-	(259)	(788)	-
Net assets	1,559,186,367	3,418,653,723	528,281,377	614,652,656	485,348,528
Class A:
Net assets	204,384,717	1,610,998,076	28,724,182	325,091,930	135,407,561
Shares outstanding	16,145,734	83,152,249	2,252,031	28,484,960	8,118,449
Net asset value per share(b)	12.66	19.37	12.75	11.41	16.68
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(c)	13.43	20.55	13.53	12.11	17.70
Class B:
Net assets	33,950,717	512,029,925	15,616,232	69,973,295	15,689,407
Shares outstanding	2,774,088	27,904,709	1,395,145	6,388,230	1,005,894
Net asset value and offering price per share(b)	12.24	18.35	11.19	10.95	15.60
Class C:
Net assets	14,748,225	439,820,256	1,830,263	71,217,751	3,517,090
Shares outstanding	1,205,328	23,898,725	162,539	6,503,238	222,411
Net asset value and offering price per share(b)	12.24	18.40	11.26	10.95	15.81
Class Z:
Net assets	1,306,102,708	855,805,466	482,110,700	148,369,680	330,734,470
Shares outstanding	102,775,551	43,513,658	36,115,252	12,818,082	19,354,767
Net asset value and offering price per share	12.71	19.67	13.35	11.58	17.09

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(c) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statements of assets and liabilities (continued)  September 30, 2005 (unaudited)

See Accompanying Notes to Financial Statements.

Statements of operations

For the Six Months Ended September 30, 2005 (unaudited)

	Convertible Securities Fund(a)($)	Asset Allocation Fund II(a)($)	Large Cap Value Fund(a)($)	Mid Cap Value Fund(a)($)	Small Cap Value Fund II(a)($)	Growth Fund(a)($)
Net investment income Income:
Dividends	7,759,640	887,812	21,613,726	6,534,977	1,505,064	-
Dividends from affiliates	411,248	114,919	222,591	111,036	39,251	-
Interest	17,103,164	1,152,219	261,064	229,808	73,500	-
Securities lending	60,887	214	35,822	-	35,134	-
Foreign taxes withheld	(3,754)	-	-	(11,059)	(970)	-
Allocated from Master Portfolio:
Dividends	-	-	-	-	-	10,873,023
Dividends from affiliates	-	-	-	-	-	2,324,375
Interest	-	-	-	-	-	4,228,143
Securities lending	-	-	-	-	-	84,144
Foreign taxes withheld	-	-	-	-	-	(460,863)
Total income	25,331,185	2,155,164	22,133,203	6,864,762	1,651,979	17,048,822
Expenses:
Expenses allocated from Master Portfolio	-	-	-	-	-	10,558,600
Investment advisory fee	4,360,751	540,940	4,987,970	2,053,093	717,066	-
Administration fee	1,231,675	108,478	1,609,794	549,936	173,981	1,663,783
Distribution fee:
Class B	519,623	150,064	475,615	49,770	5,980	747,508
Class C	239,930	9,371	82,791	16,688	2,069	1,612,928
Service fee:
Class A	454,155	139,006	444,374	40,432	6,730	1,503,630
Class B	173,114	50,021	158,484	16,586	1,994	249,170
Class C	79,939	3,124	27,586	5,540	691	537,643
Transfer agent fee	268,444	37,471	222,919	69,586	22,227	531,483
Trustees' fees	7,210	6,877	7,210	7,210	7,210	4,215
Custody fee	49,490	9,420	46,054	18,737	8,325	-
Reports to shareholders	97,584	95,100	66,720	42,438	34,849	132,068
Merger costs	-	-	42,672	46,411	-	-
Chief compliance officer expenses and fees (See Note 4)	5,139	1,856	5,780	2,884	1,898	6,869
Non-recurring costs (See Note 9)	269,537	-	352,291	-	-	516,133
Other expenses	114,490	107,940	111,793	91,889	84,720	84,231
Total operating expenses	7,871,081	1,259,668	8,642,053	3,011,200	1,067,740	18,148,261
Interest expense	-	29	-	-	-	-
Total expenses	7,871,081	1,259,697	8,642,053	3,011,200	1,067,740	18,148,261
Expenses waived/reimbursed by Investment Advisor	-	-	(100,275)	-	-	-
Fees waived by Transfer Agent	(8,769)	(11,333)	(2,267)	-	-	(14,380)
Non-recurring costs assumed by Investment Advisor (See Note 9)	(269,537)	-	(352,291)	-	-	(516,133)
Custody earnings credit	(1,404)	(437)	(300)	(1,478)	(950)	-
Net expenses	7,591,371	1,247,927	8,186,920	3,009,722	1,066,790	17,617,748
Net investment income (loss)	17,739,814	907,237	13,946,283	3,855,040	585,189	(568,926)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	39,014,400	10,281,741	48,859,320	58,260,270	12,216,280	-
Foreign currency transactions	-	-	-	-	-	-
Allocated from Master Portfolio:
Investments	-	-	-	-	-	(2,367,388)
Net realized gain (loss)	39,014,400	10,281,741	48,859,320	58,260,270	12,216,280	(2,367,388)
Net change in unrealized appreciation (depreciation) on:
Investments	39,695,922	(3,940,711)	19,574,385	21,201,241	4,612,075	-
Foreign currency translations	-	-	-	-	-	-
Allocated from Master Portfolio:
Investments	-	-	-	-	-	160,797,255
Net change in unrealized appreciation (depreciation)	39,695,922	(3,940,711)	19,574,385	21,201,241	4,612,075	160,797,255
Net gain	78,710,322	6,341,030	68,433,705	79,461,511	16,828,355	158,429,867
Net increase resulting from operations	96,450,136	7,248,267	82,379,988	83,316,551	17,413,544	157,860,941

	Large Cap Core Fund(a)($)	Focused Equities Fund(a)($)	Mid Cap Growth Fund(a)($)	21st Century Fund(a)($)	Small Cap Growth Fund II(a)($)
Net investment income Income:
Dividends	-	-	1,714,736	2,594,405	-
Dividends from affiliates	-	-	169,377	147,361	-
Interest	-	-	374,241	390,461	-
Securities lending	-	-	-	30,754	-
Foreign taxes withheld	-	-	(37,440)	(113,902)	-
Allocated from Master Portfolio:
Dividends	14,134,390	13,944,188	-	-	627,044
Dividends from affiliates	77,449	1,830,474	-	-	62,604
Interest	79,116	2,490,999	-	-	120,650
Securities lending	18,060	51,195	-	-	99,183
Foreign taxes withheld	(199,336)	(525,884)	-	-	(910)
Total income	14,109,679	17,790,972	2,220,914	3,049,079	908,571
Expenses:
Expenses allocated from Master Portfolio	4,602,879	11,924,553	-	-	1,918,738
Investment advisory fee	-	-	1,610,050	1,840,386	-
Administration fee	902,201	1,888,700	569,710	541,579	296,942
Distribution fee:
Class B	135,383	1,936,665	82,262	242,824	59,933
Class C	55,847	1,527,897	5,712	196,694	13,152
Service fee:
Class A	260,802	1,774,828	27,083	306,705	164,937
Class B	45,128	645,555	27,396	80,904	19,977
Class C	18,589	509,299	1,903	65,578	4,384
Transfer agent fee	261,930	1,066,091	77,524	53,734	124,461
Trustees' fees	2,987	4,217	7,210	7,210	3,680
Custody fee	-	-	103,872	149,229	-
Reports to shareholders	50,216	276,841	43,148	37,001	46,344
Merger costs	-	-	-	-	-
Chief compliance officer expenses and fees (See Note 4)	5,171	7,500	2,616	2,431	2,707
Non-recurring costs (See Note 9)	279,714	585,927	-	-	92,062
Other expenses	80,236	109,333	103,383	93,691	73,949
Total operating expenses	6,701,083	22,257,406	2,661,869	3,617,966	2,821,266
Interest expense	-	-	-	-	-
Total expenses	6,701,083	22,257,406	2,661,869	3,617,966	2,821,266
Expenses waived/reimbursed by Investment Advisor	-	-	-	-	-
Fees waived by Transfer Agent	-	(83,441)	-	(8,219)	(7,197)
Non-recurring costs assumed by Investment Advisor (See Note 9)	(279,714)	(585,927)	-	-	(92,062)
Custody earnings credit	-	-	(86,373)	(134,935)	-
Net expenses	6,421,369	21,588,038	2,575,496	3,474,812	2,722,007
Net investment income (loss)	7,688,310	(3,797,066)	(354,582)	(425,733)	(1,813,436)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on:
Investments	-	-	8,164,781	5,451,942	-
Foreign currency transactions	-	-	4,083	1,274,378	-
Allocated from Master Portfolio:
Investments	27,244,455	40,640,238	-	-	59,457,862
Net realized gain (loss)	27,244,455	40,640,238	8,168,864	6,726,320	59,457,862
Net change in unrealized appreciation (depreciation) on:
Investments	-	-	32,718,645	32,418,705	-
Foreign currency translations	-	-	(259)	11,019	-
Allocated from Master Portfolio:
Investments	46,549,706	252,526,286	-	-	(7,370,717)
Net change in unrealized appreciation (depreciation)	46,549,706	252,526,286	32,718,386	32,429,724	(7,370,717)
Net gain	73,794,161	293,166,524	40,887,250	39,156,044	52,087,145
Net increase resulting from operations	81,482,471	289,369,458	40,532,668	38,730,311	50,273,709

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

Statements of operations (continued)

See Accompanying Notes to Financial Statements.

Statements of changes in net assets

	Convertible Securities Fund		Asset Allocation Fund II
	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Increase (decrease) in net assets
Operations:
Net investment income	17,739,814	39,475,116	907,237	2,478,902
Net realized gain on investments, foreign currency transactions, written options, futures contract and swap contracts	39,014,400	71,680,439	10,281,741	13,611,659
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	39,695,922	(51,318,611)	(3,940,711)	(7,974,366)
Net increase resulting from operations	96,450,136	59,836,944	7,248,267	8,116,195
Distributions to shareholders:
From net investment income:
Class A	(4,555,480)	(28,975,394)	(743,765)	(460,864)
Class B	(1,168,231)	(10,858,261)	(84,132)	(1,700,760)
Class C	(547,637)	(3,141,652)	(6,537)	(405,479)
Class Z	(11,907,565)	(1,427,396)	(201,381)	(21,085)
From net realized gains:
Class A	(10,437,365)	(8,273,076)	-	-
Class B	(4,083,221)	(3,296,823)	-	-
Class C	(1,910,424)	(1,293,183)	-	-
Class Z	(26,000,854)	(581,245)	-	-
Total distributions to shareholders	(60,610,777)	(57,847,030)	(1,035,815)	(2,588,188)
Net capital share transactions	(99,839,350)	(79,964,569)	(12,845,226)	(21,989,492)
Net increase (decrease) in net assets	(63,999,991)	(77,974,655)	(6,632,774)	(16,461,485)
Net assets:
Beginning of period	1,508,321,340	1,586,295,995	182,424,827	198,886,312
End of period	1,444,321,349	1,508,321,340	175,792,053	182,424,827
Undistributed (overdistributed) net investment income (loss), at end of period	(955,379)	(516,280)	(1,703,660)	7,581

	Large Cap Value Fund		Mid Cap Value Fund
	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Increase (decrease) in net assets
Operations:
Net investment income	13,946,283	23,999,531	3,855,040	6,608,188
Net realized gain on investments, foreign currency transactions, written options, futures contract and swap contracts	48,859,320	70,718,200	58,260,270	66,140,085
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	19,574,385	90,472,965	21,201,241	27,259,328
Net increase resulting from operations	82,379,988	185,190,696	83,316,551	100,007,601
Distributions to shareholders:
From net investment income:
Class A	(2,750,097)	(19,810,525)	(80,934)	(84,886)
Class B	(120,132)	(3,389,249)	-	(15,920)
Class C	(23,026)	(550,112)	-	(4,478)
Class Z	(9,764,161)	(119,932)	(2,080,573)	(6,155,170)
From net realized gains:
Class A	(1,877,239)	-	(748,108)	(666,284)
Class B	(537,769)	-	(317,935)	(288,884)
Class C	(106,143)	-	(103,995)	(65,006)
Class Z	(8,807,732)	-	(41,487,251)	(39,758,296)
Total distributions to shareholders	(23,986,299)	(23,869,818)	(44,818,796)	(47,038,924)
Net capital share transactions	1,792,265,496	180,127,330	1,755,528,889	49,217,181
Net increase (decrease) in net assets	1,850,659,185	341,448,208	1,794,026,644	102,185,858
Net assets:
Beginning of period	1,770,693,079	1,429,244,871	606,967,692	504,781,834
End of period	3,621,352,264	1,770,693,079	2,400,994,336	606,967,692
Undistributed (overdistributed) net investment income (loss), at end of period	2,584,154	1,295,287	2,041,267	347,734

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

Statements of changes in net assets (continued)

	Small Cap Value Fund II		Growth Fund
	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)		Year Ended March 31, 2005($)
Increase (decrease) in net assets
Operations:
Net investment income (loss)	585,189	(114,223)	(568,926)		(5,428,508)
Net realized gain(loss) on investments and foreign currency transactions	12,216,280	15,337,330	(2,367,388	)(b)	(31,650,974)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,612,075	7,285,596	160,797,255	(b)	146,209,698
Net increase resulting from operations	17,413,544	22,508,703	157,860,941		109,130,216
Distributions to shareholders:
From net investment income:
Class A	-	-	-		-
Class B	-	-	-		-
Class C	-	-	-		-
Class Z	(287)	-	-		-
From net realized gains:
Class A	(238,492)	(398,228)	-		-
Class B	(72,183)	(137,203)	-		-
Class C	(17,511)	(28,817)	-		-
Class Z	(9,558,999)	(15,476,178)	-		-
Total distributions to shareholders	(9,887,472)	(16,040,426)	-		-
Net capital share transactions	(6,075,831)	41,099,433	742,436,121		905,148,295
Net increase (decrease) in net assets	1,450,241	47,567,710	900,297,062		1,014,278,511
Net assets:
Beginning of period	204,636,441	157,068,731	2,310,626,892		1,296,348,381
End of period	206,086,682	204,636,441	3,210,923,954		2,310,626,892
Undistributed (overdistributed) net investment income, at end of period	584,902	1,295,287	(580,943)		(12,017)

	Large Cap Core Fund			Focused Equities Fund
	(unaudited) Six Months Ended September 30, 2005(a)($)		Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)		Year Ended March 31, 2005($)
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,688,310		17,861,909	(3,797,066)		(14,748,652)
Net realized gain(loss) on investments and foreign currency transactions	27,244,455	(b)	394,487,658	40,640,238	(b)	(1,276,709)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	46,549,706	(b)	(137,622,527)	252,526,286	(b)	146,168,327
Net increase resulting from operations	81,482,471		274,727,040	289,369,458		130,142,966
Distributions to shareholders:
From net investment income:
Class A	-		(14,473,427)	-		-
Class B	-		(1,795,733)	-		-
Class C	-		(3,390)	-		-
Class Z	-		(12,578)	-		-
From net realized gains:
Class A	-		-	-		-
Class B	-		-	-		-
Class C	-		-	-		-
Class Z	-		-	-		-
Total distributions to shareholders	-		(16,285,128)	-		-
Net capital share transactions	24,529,910		(629,800,146)	220,734,361		126,347,229
Net increase (decrease) in net assets	106,012,381		(371,358,234)	510,103,819		256,490,195
Net assets:
Beginning of period	1,453,173,986		1,824,532,220	2,908,549,904		2,652,059,709
End of period	1,559,186,367		1,453,173,986	3,418,653,723		2,908,549,904
Undistributed (overdistributed) net investment income, at end of period	11,981,805		4,293,495	(3,806,388)		(9,322)

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Allocated from the Master Portfolio.

See Accompanying Notes to Financial Statements.

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

Statements of changes in net assets (continued)

	Mid Cap Growth Fund		21st Century Fund
	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)	(unaudited) Six Months Ended September 30, 2005(a)($)	Year Ended March 31, 2005($)
Increase (Decrease) in net assets:
Operations:
Net investment loss	(354,582)	(2,239,617)	(425,733)	(1,516,837)
Net realized gain on investments and foreign currency transactions	8,168,864	117,618,325	6,726,320	5,252,077
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	32,718,386	(95,277,997)	32,429,724	12,952,529
Net increase (decrease) resulting from operations	40,532,668	20,100,711	38,730,311	16,687,769
Net capital share transactions	17,515,721	(62,322,823)	174,976,663	235,623,590
Net increase (decrease) in net assets	58,048,389	(42,222,112)	213,706,974	252,311,359
Net assets:
Beginning of period	470,232,988	512,455,100	400,945,682	148,634,323
End of period	528,281,377	470,232,988	614,652,656	400,945,682
Undistributed (overdistributed) net investment income, at end of period	(354,582)	-	(431,299)	(5,566)

	Small Cap Growth Fund II
	(unaudited) Six Months Ended September 30, 2005(a)($)		Year Ended March 31, 2005($)
Increase (Decrease) in net assets:
Operations:
Net investment loss	(1,813,436)		(5,027,027)
Net realized gain on investments and foreign currency transactions	59,457,862	(b)	84,648,186
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,370,717	)(b)	(83,966,916)
Net increase (decrease) resulting from operations	50,273,709		(4,345,757)
Net capital share transactions	(78,081,280)		(229,591,765)
Net increase (decrease) in net assets	(27,807,571)		(233,937,522)
Net assets:
Beginning of period	513,156,099		747,093,621
End of period	485,348,528		513,156,099
Undistributed (overdistributed) net investment income, at end of period	(1,813,436)		-

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(b) Allocated from the Master Portfolio.

See Accompanying Notes to Financial Statements.

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity

	Convertible Securities Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	1,767,103	29,926,018	3,690,179	66,263,592
Shares issued upon conversion from Class B shares	723,311	12,806,635	10,676	185,269
Distributions reinvested	199,461	3,467,701	817,450	12,100,000
Redemptions	(2,926,039)	(50,224,716)	(5,997,842)	(103,893,646)
Net increase (decrease)	(236,164)	(4,024,362)	(1,479,537)	(25,344,785)
Class B:
Subscriptions	351,579	5,784,433	638,797	11,494,716
Distributions reinvested	55,348	943,354	246,962	3,684,000
Shares redeemed upon conversion to Class A shares	(732,827)	(12,806,635)	(10,800)	(185,269)
Redemptions	(764,621)	(12,933,639)	(1,532,424)	(26,201,250)
Net decrease	(1,090,521)	(19,012,487)	(657,465)	(11,207,803)
Class C (See Note 2):
Subscriptions	419,870	7,105,454	866,344	15,151,512
Distributions reinvested	16,423	282,888	66,239	1,001,000
Redemptions	(774,632)	(13,237,911)	(1,189,954)	(20,530,048)
Net increase (decrease)	(338,339)	(5,849,569)	(257,371)	(4,377,536)
Class Z:
Subscriptions	2,342,307	39,977,756	12,476,365	216,868,213
Distributions reinvested	27,287	470,817	168,916	2,725,000
Redemptions	(6,500,762)	(111,401,505)	(14,886,451)	(258,627,658)
Net decrease	(4,131,168)	(70,952,932)	(2,241,170)	(39,034,445)

	Asset Allocation Fund II
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	110,672	2,351,569	137,105	2,876,461
Shares issued upon conversion from Class B shares	767,800	16,519,219	662,168	13,396,857
Distributions reinvested	32,320	690,445	77,592	1,588,328
Redemptions	(508,167)	(10,840,447)	(904,117)	(18,452,543)
Net increase (decrease)	402,625	8,720,786	(27,252)	(590,897)
Class B:
Subscriptions	17,907	373,680	56,046	1,170,162
Distributions reinvested	3,606	76,362	17,982	365,570
Shares redeemed upon conversion to Class A shares	(774,885)	(16,519,219)	(668,107)	(13,396,857)
Redemptions	(207,585)	(4,367,626)	(478,605)	(9,662,424)
Net decrease	(960,957)	(20,436,803)	(1,072,684)	(21,523,549)
Class C (See Note 2):
Subscriptions	10,041	210,727	28,378	576,113
Distributions reinvested	262	5,551	952	19,386
Redemptions	(25,077)	(523,477)	(20,527)	(414,918)
Net increase (decrease)	(14,774)	(307,199)	8,803	180,581
Class Z:
Subscriptions	8,712	184,874	124,335	2,579,182
Distributions reinvested	2,789	59,327	11,225	229,413
Redemptions	(50,183)	(1,066,211)	(141,793)	(2,864,222)
Net decrease	(38,682)	(822,010)	(6,233)	(55,627)

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Large Cap Value Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	5,592,293	74,219,469	8,459,192	105,355,082
Capital contribution from investment advisor	-	-	-	-
Proceeds received in connection with merger	42,999,477	590,920,618	-	-
Shares issued upon conversion from Class B shares	1,432,203	19,491,733	14,211	170,741
Distributions reinvested	330,187	4,361,539	325,655	3,200,426
Redemptions	(2,889,362)	(38,394,026)	(4,352,037)	(53,135,290)
Net increase	47,464,798	650,599,333	4,447,021	55,590,959
Class B:
Subscriptions	174,837	2,252,816	376,156	4,723,731
Capital contribution from investment advisor	-	-	-	-
Proceeds received in connection with merger	51,762,726	690,375,181	-	-
Distributions reinvested	46,274	583,404	61,707	487,355
Shares redeemed upon conversion to Class A shares	(1,474,453)	(19,491,733)	(13,658)	(170,741)
Redemptions	(1,104,701)	(14,371,600)	(1,352,615)	(15,908,027)
Net increase (decrease)	49,404,683	659,348,068	(928,410)	(10,867,682)
Class C (See Note 2):
Subscriptions	59,241	762,173	121,451	1,464,474
Capital contribution from investment advisor	-	-	-	-
Proceeds received in connection with merger	6,513,119	86,890,890	-	-
Distributions reinvested	5,901	74,349	7,847	60,638
Redemptions	(257,595)	(3,326,366)	(1,282,278)	(14,884,885)
Net increase (decrease)	6,320,666	84,401,046	(1,152,980)	(13,359,773)
Class Z:
Subscriptions	11,171,712	147,342,387	27,907,357	345,028,448
Capital contribution from investment advisor	-	-	-	-
Proceeds received in connection with merger	35,754,134	491,892,503	-	-
Distributions reinvested	297,111	3,976,753	898,538	11,155,904
Redemptions	(18,514,240)	(245,294,594)	(16,832,690)	(207,420,526)
Net increase	28,708,717	397,917,049	11,973,205	148,763,826

	Mid Cap Value Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	1,222,274	16,875,926	281,401	3,891,949
Capital contribution from investment advisor	-	-	-	6,711
Proceeds received in connection with merger	51,325,081	711,891,123	-	-
Shares issued upon conversion from Class B shares	5,791	81,110	7,368	90,473
Distributions reinvested	55,387	717,339	71,521	644,000
Redemptions	(660,858)	(9,228,979)	(264,358)	(3,369,850)
Net increase	51,947,675	720,336,519	95,932	1,263,283
Class B:
Subscriptions	92,416	1,252,686	54,542	844,375
Capital contribution from investment advisor	-	-	-	2,876
Proceeds received in connection with merger	22,494,617	308,153,765	-	-
Distributions reinvested	22,435	285,379	32,428	281,000
Shares redeemed upon conversion to Class A shares	(5,862)	(81,110)	(7,424)	(90,473)
Redemptions	(96,877)	(1,331,279)	(46,897)	(598,896)
Net increase (decrease)	22,506,729	308,279,441	32,649	438,882
Class C (See Note 2):
Subscriptions	365,892	4,973,441	33,442	437,550
Capital contribution from investment advisor	-	-	-	626
Proceeds received in connection with merger	4,970,445	68,284,285	-	-
Distributions reinvested	4,851	61,899	4,292	42,000
Redemptions	(36,949)	(509,634)	(23,698)	(310,629)
Net increase (decrease)	5,304,239	72,809,991	14,036	169,547
Class Z:
Subscriptions	4,600,586	62,778,608	9,886,268	133,739,621
Capital contribution from investment advisor	-	-	-	392,613
Proceeds received in connection with merger	48,307,895	671,510,755	-	-
Distributions reinvested	962,362	12,443,011	935,053	8,478,000
Redemptions	(6,806,792)	(92,629,436)	(7,198,376)	(95,264,765)
Net increase	47,064,051	654,102,938	3,622,945	47,345,469

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Small Cap Value Fund II
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	39,178	537,054	115,897	1,700,636
Shares issued upon conversion from Class B shares	1,767	23,049	2,801	31,859
Distributions reinvested	55,808	665,788	59,907	370,990
Redemptions	(30,552)	(390,941)	(103,076)	(1,236,360)
Net increase	66,201	834,950	75,529	867,125
Class B:
Subscriptions	7,242	96,903	28,156	439,454
Distributions reinvested	11,989	140,270	21,131	131,476
Shares redeemed upon conversion to Class A shares	(1,807)	(23,049)	(2,834)	(31,859)
Redemptions	(17,993)	(224,098)	(33,690)	(398,907)
Net increase (decrease)	(569)	(9,974)	12,763	140,164
Class C (See Note 2):
Subscriptions	30,084	371,881	15,281	196,873
Distributions reinvested	2,317	27,085	3,470	21,489
Redemptions	(2,248)	(27,358)	(11,499)	(135,728)
Net increase	30,153	371,608	7,252	82,634
Class Z:
Subscriptions	1,802,402	23,251,645	4,809,075	61,750,866
Distributions reinvested	540,194	6,487,731	767,657	4,833,194
Redemptions	(2,905,607)	(37,011,791)	(2,197,550)	(26,574,550)
Net increase (decrease)	(563,011)	(7,272,415)	3,379,182	40,009,510

	Growth Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	27,101,173	475,870,008	31,673,469	526,629,446
Shares issued upon conversion from Class B shares	767,764	13,841,081	-	-
Distributions reinvested	-	-	115,115	1,765,653
Redemptions	(6,468,439)	(113,630,241)	(8,331,038)	(135,355,840)
Net increase	21,400,498	376,080,848	23,457,546	393,039,259
Class B:
Subscriptions	1,052,680	17,492,674	1,127,746	17,821,426
Distributions reinvested	-	-	-	-
Shares redeemed upon conversion to Class A shares	(811,414)	(13,841,081)	(120,652)	(1,765,653)
Redemptions	(1,110,698)	(18,446,914)	(2,220,581)	(34,220,663)
Net increase (decrease)	(869,432)	(14,795,321)	(1,213,487)	(18,164,890)
Class C (See Note 2):
Subscriptions	9,297,247	154,941,589	11,708,673	184,666,842
Distributions reinvested	-	-	-	-
Redemptions	(1,206,661)	(20,119,062)	(1,711,112)	(26,556,237)
Net increase	8,090,586	134,822,527	9,997,561	158,110,605
Class Z:
Subscriptions	17,174,873	305,414,611	26,852,891	458,225,993
Distributions reinvested	-	-	-	-
Redemptions	(3,308,237)	(59,086,544)	(5,236,865)	(86,062,672)
Net increase (decrease)	13,866,636	246,328,067	21,616,026	372,163,321

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Large Cap Core Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	371,758	4,532,335	1,299,387	15,106,539
Shares issued upon conversion from Class B shares	47,779	599,979	8,899	97,869
Distributions reinvested	-	-	137,561	1,676,082
Redemptions	(2,065,494)	(25,348,498)	(4,912,489)	(57,026,739)
Net increase (decrease)	(1,645,957)	(20,216,184)	(3,466,642)	(40,146,249)
Class B:
Subscriptions	19,640	233,808	22,392	257,119
Distributions reinvested	-	-	265	3,140
Shares redeemed upon conversion to Class A shares	(49,421)	(599,979)	(8,616)	(97,869)
Redemptions	(385,328)	(4,601,824)	(801,190)	(9,038,931)
Net decrease	(415,109)	(4,967,995)	(787,149)	(8,876,541)
Class C (See Note 2):
Subscriptions	64,289	758,408	252,344	2,853,921
Distributions reinvested	-	-	1,054	12,530
Redemptions	(138,545)	(1,648,472)	(463,232)	(5,266,259)
Net increase (decrease)	(74,256)	(890,064)	(209,834)	(2,399,808)
Class Z:
Subscriptions	14,447,348	178,100,206	8,181,562	96,076,852
Distributions reinvested	-	-	103,341	1,261,718
Redemptions	(10,377,039)	(127,496,053)	(40,584,012)	(675,716,118)
Net increase (decrease)	4,070,309	50,604,153	(32,299,109)	(578,377,548)

	Focused Equities Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	18,505,639	339,648,091	27,617,374	469,022,191
Shares issued upon conversion from Class B shares	414,190	7,942,061	75,021	1,211,277
Distributions reinvested	-	-	-	-
Redemptions	(6,882,187)	(126,194,704)	(17,995,171)	(300,514,345)
Net increase (decrease)	12,037,642	221,395,448	9,697,224	169,719,123
Class B:
Subscriptions	520,302	9,035,697	1,089,216	17,602,227
Distributions reinvested	-	-	-	-
Shares redeemed upon conversion to Class A shares	(437,187)	(7,942,061)	(78,486)	(1,211,277)
Redemptions	(2,976,639)	(51,916,572)	(6,093,594)	(97,810,787)
Net decrease	(2,893,524)	(50,822,936)	(5,082,864)	(81,419,837)
Class C (See Note 2):
Subscriptions	3,055,215	53,482,122	5,812,513	93,826,172
Distributions reinvested	-	-	-	-
Redemptions	(1,882,330)	(32,844,040)	(4,350,034)	(70,367,902)
Net increase (decrease)	1,172,885	20,638,082	1,462,479	23,458,270
Class Z:
Subscriptions	4,869,571	90,857,934	8,009,026	139,607,571
Distributions reinvested	-	-	-	-
Redemptions	(3,271,006)	(61,334,167)	(7,403,458)	(125,017,898)
Net increase (decrease)	1,598,565	29,523,767	605,568	14,589,673

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Mid Cap Growth Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	204,381	2,468,892	401,954	4,594,657
Shares issued upon conversion from Class B shares	518,558	6,481,671	2,879	31,108
Redemptions	(274,623)	(3,303,270)	(613,934)	(7,017,766)
Net increase (decrease)	448,316	5,647,293	(209,101)	(2,392,001)
Class B:
Subscriptions	26,841	280,894	82,253	837,386
Shares redeemed upon conversion to Class A shares	(590,343)	(6,481,671)	(3,242)	(31,108)
Redemptions	(247,309)	(2,622,699)	(533,859)	(5,391,656)
Net increase (decrease)	(810,811)	(8,823,476)	(454,848)	(4,585,378)
Class C (See Note 2):
Subscriptions	40,086	435,820	28,126	289,872
Redemptions	(20,153)	(214,993)	(65,722)	(674,821)
Net increase (decrease)	19,933	220,827	(37,596)	(384,949)
Class Z:
Subscriptions	4,644,309	57,878,472	6,300,900	77,731,748
Redemptions	(2,957,037)	(37,407,395)	(11,172,057)	(132,692,243)
Net increase (decrease)	1,687,272	20,471,077	(4,871,157)	(54,960,495)

	21st Century Fund
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	13,473,407	146,400,020	14,416,019	150,798,579
Shares issued upon conversion from Class B shares	45,106	501,051	3,831	37,940
Redemptions	(2,664,320)	(28,839,113)	(1,800,735)	(18,144,627)
Net increase (decrease)	10,854,193	118,061,958	12,619,115	132,691,892
Class B:
Subscriptions	1,056,378	10,989,646	1,622,623	16,267,734
Shares redeemed upon conversion to Class A shares	(46,985)	(501,051)	(3,953)	(37,940)
Redemptions	(539,623)	(5,619,636)	(827,356)	(7,941,047)
Net increase (decrease)	469,770	4,868,959	791,314	8,288,747
Class C (See Note 2):
Subscriptions	3,045,475	31,868,290	2,538,993	25,800,804
Redemptions	(305,751)	(3,203,508)	(336,870)	(3,296,837)
Net increase (decrease)	2,739,724	28,664,782	2,202,123	22,503,967
Class Z:
Subscriptions	3,007,768	33,069,498	7,493,078	78,012,714
Redemptions	(878,082)	(9,688,534)	(581,159)	(5,873,730)
Net increase (decrease)	2,129,686	23,380,964	6,911,919	72,138,984

(a) On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

Schedules of capital stock activity (continued)

	Small Cap Growth Fund II
	(unaudited) Six Months Ended September 30, 2005(a)		Year Ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2):
Subscriptions	283,294	4,457,012	1,415,463	20,762,510
Shares issued upon conversion from Class B shares	25,551	421,812	3,919	54,889
Redemptions	(984,793)	(15,238,756)	(6,781,959)	(97,836,662)
Net decrease	(675,948)	(10,359,932)	(5,362,577)	(77,019,263)
Class B:
Subscriptions	13,463	199,572	78,611	1,094,088
Shares redeemed upon conversion to Class A shares	(27,304)	(421,812)	(4,152)	(54,889)
Redemptions	(121,732)	(1,793,708)	(294,936)	(4,076,906)
Net decrease	(135,573)	(2,015,948)	(220,477)	(3,037,707)
Class C (See Note 2):
Subscriptions	13,512	203,736	48,697	687,507
Redemptions	(45,887)	(673,736)	(172,192)	(2,423,949)
Net decrease	(32,375)	(470,000)	(123,495)	(1,736,442)
Class Z:
Subscriptions	572,050	9,135,190	2,619,085	39,403,665
Redemptions	(4,651,432)	(74,370,590)	(12,379,989)	(187,202,018)
Net decrease	(4,079,382)	(65,235,400)	(9,760,904)	(147,798,353)

(a) Effective August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

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Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Convertible Securities
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.35	$0.21	$0.95	$1.16	$(0.21)	$(0.50)	$(0.71)
Year ended 3/31/2005(e)	17.33	0.43	0.24	0.67	(0.50)	(0.15)	(0.65)
Year ended 3/31/2004(e)	13.77	0.47	3.53	4.00	(0.44)	-	(0.44)
Year ended 3/31/2003(e)	16.02	0.47	(2.25)	(1.78)	(0.47)	-	(0.47)
Year ended 3/31/2002(e)	16.04	0.59	(0.04)	0.55	(0.52)	(0.05)	(0.57)
Year ended 3/31/2001	22.17	0.51	(2.05)	(1.54)	(0.55)	(4.04)	(4.59)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.16	$0.14	$0.95	$1.09	$(0.15)	$(0.50)	$(0.65)
Year ended 3/31/2005(e)	17.15	0.30	0.23	0.53	(0.37)	(0.15)	(0.52)
Year ended 3/31/2004(e)	13.64	0.35	3.48	3.83	(0.32)	-	(0.32)
Year ended 3/31/2003(e)	15.88	0.36	(2.24)	(1.88)	(0.36)	-	(0.36)
Year ended 3/31/2002(e)	15.92	0.45	(0.03)	0.42	(0.41)	(0.05)	(0.46)
Year ended 3/31/2001	22.06	0.35	(2.00)	(1.65)	(0.45)	(4.04)	(4.49)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.34	$0.14	$0.95	$1.09	$(0.15)	$(0.50)	$(0.65)
Year ended 3/31/2005(e)	17.31	0.30	0.25	0.55	(0.37)	(0.15)	(0.52)
Year ended 3/31/2004(e)	13.77	0.35	3.52	3.87	(0.33)	-	(0.33)
Year ended 3/31/2003(e)	16.04	0.36	(2.26)	(1.90)	(0.37)	-	(0.37)
Year ended 3/31/2002(e)	16.08	0.45	(0.03)	0.42	(0.41)	(0.05)	(0.46)
Year ended 3/31/2001	22.23	0.35	(2.02)	(1.67)	(0.44)	(4.04)	(4.48)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.35	$0.23	$0.96	$1.19	$(0.24)	$(0.50)	$(0.74)
Year ended 3/31/2005(e)	17.32	0.48	0.24	0.72	(0.54)	(0.15)	(0.69)
Year ended 3/31/2004(e)	13.77	0.51	3.52	4.03	(0.48)	-	(0.48)
Year ended 3/31/2003(e)	16.03	0.51	(2.27)	(1.76)	(0.50)	-	(0.50)
Year ended 3/31/2002(e)	16.05	0.59	-	0.59	(0.56)	(0.05)	(0.61)
Year ended 3/31/2001	22.18	0.51	(2.00)	(1.49)	(0.60)	(4.04)	(4.64)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets(b)(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(b)
Convertible Securities
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.80	7.04	%(f)	$378,845	1.10	%(g)	2.40	%(g)	23	%(f)	1.14	%(g)(h)
Year ended 3/31/2005(e)	17.35	3.87		373,390	1.16		2.50		37		1.19	(i)
Year ended 3/31/2004(e)	17.33	29.32		398,485	1.19	(j)	2.94		91		1.22	(k)
Year ended 3/31/2003(e)	13.77	(11.18)		292,622	1.22		3.34		57		1.22
Year ended 3/31/2002(e)	16.02	3.48		321,858	1.25		3.53		50		1.25
Year ended 3/31/2001	16.04	(7.88)		315,857	1.24		2.86		73		1.25
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.60	6.66	%(f)	$127,629	1.85	%(g)	1.65	%(g)	23	%(f)	1.89	%(g)(h)
Year ended 3/31/2005(e)	17.16	3.08		143,194	1.91		1.75		37		1.94	(i)
Year ended 3/31/2004(e)	17.15	28.30		154,322	1.94	(j)	2.19		91		1.97	(k)
Year ended 3/31/2003(e)	13.64	(11.83)		111,468	1.97		2.59		57		1.97
Year ended 3/31/2002(e)	15.88	2.68		90,408	2.00		2.78		50		2.00
Year ended 3/31/2001	15.92	(8.49)		49,763	1.99		2.08		73		2.00
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.78	6.59	%(f)	$62,547	1.85	%(g)	1.65	%(g)	23	%(f)	1.89	%(g)(h)
Year ended 3/31/2005(e)	17.34	3.16		66,844	1.91		1.75		37		1.94	(i)
Year ended 3/31/2004(e)	17.31	28.31		71,205	1.94	(j)	2.19		91		1.97	(k)
Year ended 3/31/2003(e)	13.77	(11.89)		30,293	1.97		2.59		57		1.97
Year ended 3/31/2002(e)	16.04	2.66		20,370	2.00		2.78		50		2.00
Year ended 3/31/2001	16.08	(8.50)		9,827	1.99		2.08		73		2.00
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)(e)	$17.80	7.17	%(f)	$875,300	0.85	%(g)	2.65	%(g)	23	%(f)	0.89	%(g)(h)
Year ended 3/31/2005(e)	17.35	4.18		924,893	0.91		2.75		37		0.94	(i)
Year ended 3/31/2004(e)	17.32	29.54		962,284	0.94	(j)	3.19		91		0.97	(k)
Year ended 3/31/2003(e)	13.77	(11.01)		523,271	0.97		3.59		57		0.97
Year ended 3/31/2002(e)	16.03	3.74		236,202	1.00		3.78		50		1.00
Year ended 3/31/2001	16.05	(7.59)		75,627	0.99		3.08		73		1.00

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(f)  Not annualized.

(g)  Annualized.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.10% for Class A shares, 1.85% each for Class B and Class C shares and 0.85% for Class Z shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.91% for Primary A shares, 1.16% for Investor A shares and 1.91% each for Investor B and Investor C shares.

(j)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(k)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.95% for Primary A shares, 1.20% for Investor A shares and 1.95% each for Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)		Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Asset Allocation Fund II
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$20.84	$0.12		$0.75	$0.87	$(0.14)	$-	$(0.14)
Year ended 3/31/2005	20.20	0.31	(h)	0.65 (i)	0.96	(0.32)	-	(0.32)
Year ended 3/31/2004	16.44	0.25		3.80	4.05	(0.29)	-	(0.29)
Year ended 3/31/2003	19.92	0.29		(3.48)	(3.19)	(0.29)	-	(0.29)
Year ended 3/31/2002	20.32	0.39		(0.40)	(0.01)	(0.36)	(0.03)	(0.39)
Year ended 3/31/2001	24.35	0.50		(2.82)	(2.32)	(0.50)	(1.21)	(1.71)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$20.67	$0.04		$0.75	$0.79	$(0.06)	$-	$(0.06)
Year ended 3/31/2005	20.04	0.15	(h)	0.64 (i)	0.79	(0.16)	-	(0.16)
Year ended 3/31/2004	16.31	0.11		3.76	3.87	(0.14)	-	(0.14)
Year ended 3/31/2003	19.81	0.15		(3.47)	(3.32)	(0.18)	-	(0.18)
Year ended 3/31/2002	20.22	0.23		(0.39)	(0.16)	(0.22)	(0.03)	(0.25)
Year ended 3/31/2001	24.24	0.33		(2.81)	(2.48)	(0.33)	(1.21)	(1.54)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$20.65	$0.04		$0.75	$0.79	$(0.06)	$-	$(0.06)
Year ended 3/31/2005	20.02	0.15	(h)	0.65 (i)	0.80	(0.17)	-	(0.17)
Year ended 3/31/2004	16.31	0.11		3.75	3.86	(0.15)	-	(0.15)
Year ended 3/31/2003	19.84	0.15		(3.48)	(3.33)	(0.20)	-	(0.20)
Year ended 3/31/2002	20.24	0.24		(0.40)	(0.16)	(0.21)	(0.03)	(0.24)
Year ended 3/31/2001	24.27	0.33		(2.82)	(2.49)	(0.33)	(1.21)	(1.54)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$20.81	$0.15		$0.74	$0.89	$(0.16)	$-	$(0.16)
Year ended 3/31/2005	20.18	0.36	(h)	0.64 (i)	1.00	(0.37)	-	(0.37)
Year ended 3/31/2004	16.42	0.29		3.81	4.10	(0.34)	-	(0.34)
Year ended 3/31/2003	19.93	0.32		(3.49)	(3.17)	(0.34)	-	(0.34)
Year ended 3/31/2002	20.32	0.44		(0.39)	0.05	(0.41)	(0.03)	(0.44)
Year ended 3/31/2001	24.35	0.57		(2.84)	(2.27)	(0.55)	(1.21)	(1.76)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Asset Allocation Fund II
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$21.57	4.16	%(e)	$121,931	1.25	%(f)(g)	1.14	%(f)	77	%(e)	1.26	%(f)
Year ended 3/31/2005	20.84	4.80	(j)	109,409	1.25	(g)	1.50		136		1.32
Year ended 3/31/2004	20.20	24.73		106,642	1.29	(g)	1.33		189		1.32
Year ended 3/31/2003	16.44	(16.05)		88,011	1.29	(g)	1.58		315		1.29
Year ended 3/31/2002	19.92	(0.05)		223,579	1.28		1.85		226		1.28
Year ended 3/31/2001	20.32	(10.05)		231,520	1.23	(g)	2.20		88		1.25
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$21.40	3.81	%(e)	$24,937	2.00	%(f)(g)	0.42	%(f)	77	%(e)	2.01	%(f)
Year ended 3/31/2005	20.67	3.97	(j)	43,962	2.00	(g)	0.75		136		2.07
Year ended 3/31/2004	20.04	23.79		64,122	2.04	(g)	0.58		189		2.07
Year ended 3/31/2003	16.31	(16.80)		72,344	2.04	(g)	0.83		315		2.04
Year ended 3/31/2002	19.81	(0.77)		124,983	2.03		1.10		226		2.03
Year ended 3/31/2001	20.22	(10.73)		104,745	1.98	(g)	1.45		88		2.00
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$21.38	3.81	%(e)	$2,405	2.00	%(f)(g)	0.39	%(f)	77	%(e)	2.01	%(f)
Year ended 3/31/2005	20.65	4.02	(j)	2,628	2.00	(g)	0.75		136		2.07
Year ended 3/31/2004	20.02	23.73		2,372	2.04	(g)	0.58		189		2.07
Year ended 3/31/2003	16.31	(16.80)		1,992	2.04	(g)	0.83		315		2.04
Year ended 3/31/2002	19.84	(0.78)		3,220	2.03		1.10		226		2.03
Year ended 3/31/2001	20.24	(10.74)		2,532	1.98	(g)	1.45		88		2.00
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$21.54	4.30	%(e)	$26,519	1.00	%(f)(g)	1.40	%(f)	77	%(e)	1.01	%(f)
Year ended 3/31/2005	20.81	5.01	(j)	26,425	1.00	(g)	1.75		136		1.07
Year ended 3/31/2004	20.18	25.07		25,750	1.04	(g)	1.58		189		1.07
Year ended 3/31/2003	16.42	(15.96)		35,514	1.04	(g)	1.83		315		1.04
Year ended 3/31/2002	19.93	0.26		40,287	1.03		2.10		226		1.03
Year ended 3/31/2001	20.32	(9.83)		12,847	0.98	(g)	2.45		88		1.00

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(h)  Net dividend income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(i)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the year ended March 31, 2005 was to increase net realized and unrealized gain/(loss) on investments by $0.01 for Primary A, Investor A, Investor B and Investor C shares.

(j)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.94%, 4.73%, 3.92% and 3.95% for Primary A, Investor A, Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)		Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Large Cap Value
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.10	$0.08		$0.61	$0.69	$(0.07)	$(0.08)	$(0.15)
Year ended 3/31/2005(d)	11.84	0.17		1.26	1.43	(0.17)	-	(0.17)
Year ended 3/31/2004(d)	8.46	0.14		3.36	3.50	(0.12)	-	(0.12)
Year ended 3/31/2003(d)	11.94	0.11		(3.31)	(3.20)	(0.10)	(0.18)	(0.28)
Year ended 3/31/2002(d)	12.38	0.09		0.58	0.67	(0.08)	(1.03)	(1.11)
Year ended 3/31/2001	16.24	0.14		(0.43)	(0.29)	(0.15)	(3.42)	(3.57)
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.75	$0.03		$0.58	$0.61	$(0.02)	$(0.08)	$(0.10)
Year ended 3/31/2005(d)	11.53	0.08		1.22	1.30	(0.08)	-	(0.08)
Year ended 3/31/2004(d)	8.25	0.05		3.27	3.32	(0.04)	-	(0.04)
Year ended 3/31/2003(d)	11.66	0.03		(3.22)	(3.19)	(0.04)	(0.18)	(0.22)
Year ended 3/31/2002(d)	12.13	-	(l)	0.59	0.59	(0.03)	(1.03)	(1.06)
Year ended 3/31/2001	16.00	0.04		(0.43)	(0.39)	(0.06)	(3.42)	(3.48)
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.75	$0.03		$0.59	$0.62	$(0.02)	$(0.08)	$(0.10)
Year ended 3/31/2005(d)	11.52	0.08		1.22	1.30	(0.07)	-	(0.07)
Year ended 3/31/2004(d)	8.24	0.05		3.27	3.32	(0.04)	-	(0.04)
Year ended 3/31/2003(d)	11.65	0.04		(3.22)	(3.18)	(0.05)	(0.18)	(0.23)
Year ended 3/31/2002(d)	12.13	-	(l)	0.58	0.58	(0.03)	(1.03)	(1.06)
Year ended 3/31/2001	15.99	0.04		(0.42)	(0.38)	(0.06)	(3.42)	(3.48)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.12	$0.10		$0.60	$0.70	$(0.09)	$(0.08)	$(0.17)
Year ended 3/31/2005(d)	11.85	0.20		1.27	1.47	(0.20)	-	(0.20)
Year ended 3/31/2004(d)	8.48	0.16		3.36	3.52	(0.15)	-	(0.15)
Year ended 3/31/2003(d)	11.96	0.14		(3.31)	(3.17)	(0.13)	(0.18)	(0.31)
Year ended 3/31/2002(d)	12.39	0.12		0.58	0.70	(0.10)	(1.03)	(1.13)
Year ended 3/31/2001	16.24	0.17		(0.42)	(0.25)	(0.18)	(3.42)	(3.60)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(a)		Net assets end of period (000)	Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(b)
Large Cap Value
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.64	5.31	%(e)	$951,477	0.99	%(f)	1.35	%(f)	36	%(e)	1.04	%(f)(g)
Year ended 3/31/2005(d)	13.10	12.16		292,037	1.02		1.41		52		1.15	(h)
Year ended 3/31/2004(d)	11.84	41.51		211,227	1.14	(i)(j)	1.24		69		1.21	(k)
Year ended 3/31/2003(d)	8.46	(27.17)		43,364	1.22		1.18		75		1.22
Year ended 3/31/2002(d)	11.94	5.33		58,144	1.20	(i)	0.77		135		1.20
Year ended 3/31/2001	12.38	(2.29)		65,975	1.19	(i)	1.03		181		1.19
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.26	4.82	%(e)	$743,390	1.74	%(f)	0.56	%(f)	36	%(e)	1.79	%(f)(g)
Year ended 3/31/2005(d)	12.75	11.31		84,756	1.77		0.66		52		1.90	(h)
Year ended 3/31/2004(d)	11.53	40.30		87,314	1.89	(i)(j)	0.49		69		1.96	(k)
Year ended 3/31/2003(d)	8.25	(27.72)		37,399	1.97		0.43		75		1.97
Year ended 3/31/2002(d)	11.66	4.66		80,162	1.95	(i)	0.02		135		1.95
Year ended 3/31/2001	12.13	(3.05)		93,064	1.94	(i)	0.28		181		1.94
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.27	4.90	%(e)	$101,755	1.74	%(f)	0.56	%(f)	36	%(e)	1.79	%(f)(g)
Year ended 3/31/2005(d)	12.75	11.36		17,210	1.77		0.66		52		1.90	(h)
Year ended 3/31/2004(d)	11.52	40.29		28,832	1.89	(i)(j)	0.49		69		1.96	(k)
Year ended 3/31/2003(d)	8.24	(27.72)		4,694	1.97		0.43		75		1.97
Year ended 3/31/2002(d)	11.65	4.58		7,496	1.95	(i)	0.02		135		1.95
Year ended 3/31/2001	12.13	(2.98)		8,479	1.94	(i)	0.28		181		1.94
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$13.65	5.35	%(e)	$1,824,730	0.74	%(f)	1.60	%(f)	36	%(e)	0.79	%(f)(g)
Year ended 3/31/2005(d)	13.12	12.51		1,376,691	0.77		1.66		52		0.96	(h)
Year ended 3/31/2004(d)	11.85	41.63		1,101,872	0.89	(i)(j)	1.49		69		0.96	(k)
Year ended 3/31/2003(d)	8.48	(26.95)		451,815	0.97		1.43		75		0.97
Year ended 3/31/2002(d)	11.96	5.64		513,206	0.95	(i)	1.02		135		0.95
Year ended 3/31/2001	12.39	(1.97)		844,432	0.94	(i)	1.28		181		0.94

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.00% for Class A shares, 1.75% each for Class B and Class C shares and 0.75% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.87% for Primary A shares, 1.12% for Investor A shares and 1.87% each for Investor B and Investor C shares.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(j)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(k)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.93% for Primary A shares, 1.18% for Investor A shares and 1.93% each for Investor B and Investor C shares.

(l)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)		Net realized and unrealized gain/(loss) on investments		Net increase/ (decrease) in net asset value from operations	Dividends from net investment income		Distributions from net realized gains	Total dividends and distributions		Increase due to capital contributions
Mid Cap Value
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.02	$0.07		$1.05		$1.12	$(0.02)		$(0.99)	$(1.01)		$-
Year ended 3/31/2005	12.77	0.13		2.23	(e)	2.36	(0.12)		(1.00)	(1.12)		0.01
Year ended 3/31/2004	8.71	0.09		4.06		4.15	(0.09)		-	(0.09)		-
Year ended 3/31/2003	11.30	0.08		(2.60)		(2.52)	(0.05)		(0.02)	(0.07)		-
Period ended 3/31/2002(j)	10.00	0.04		1.30		1.34	(0.04)		-	(0.04)		-
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$13.89	$0.06		$1.00		$1.06	$-		$(0.99)	$(0.99)		$-
Year ended 3/31/2005	12.70	0.03		2.20	(e)	2.23	(0.05)		(1.00)	(1.05)		0.01
Year ended 3/31/2004	8.67	-	(k)	4.05		4.05	(0.02)		-	(0.02)		-
Year ended 3/31/2003	11.29	0.01		(2.59)		(2.58)	(0.02)		(0.02)	(0.04)		-
Period ended 3/31/2002(j)	10.00	(0.04)		1.35		1.31	(0.02)		-	(0.02)		-
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$13.93	$0.05		$1.01		$1.06	$-		$(0.99)	$(0.99)		$-
Year ended 3/31/2005	12.73	0.05		2.19	(e)	2.24	(0.05)		(1.00)	(1.05)		0.01
Year ended 3/31/2004	8.69	-	(k)	4.05		4.05	(0.01)		-	(0.01)		-
Year ended 3/31/2003	11.31	0.01		(2.59)		(2.58)	(0.02)		(0.02)	(0.04)		-
Period ended 3/31/2002(j)	10.00	(0.05)		1.36		1.31	(0.00	)(i)	-	(0.00	)(i)	-
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.04	$0.06		$1.09		$1.15	$(0.04)		$(0.99)	$(1.03)		$-
Year ended 3/31/2005	12.79	0.16		2.23	(e)	2.39	(0.15)		(1.00)	(1.15)		0.01
Year ended 3/31/2004	8.72	0.12		4.07		4.19	(0.12)		-	(0.12)		-
Year ended 3/31/2003	11.32	0.10		(2.61)		(2.51)	(0.07)		(0.02)	(0.09)		-
Period ended 3/31/2002(j)	10.00	0.06		1.30		1.36	(0.04)		-	(0.04)		-

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Ratio of Net assets end of period (000)	Ratio of net operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Mid Cap Value
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.13	8.71	%(f)	$744,617	1.14	%(g)	0.98	%(g)	25	%(f)	1.14	%(g)
Year ended 3/31/2005	14.02	19.90	(h)	10,258	1.20	(i)	0.99		61		1.20
Year ended 3/31/2004	12.77	47.80		8,121	1.28		0.79		79		1.28
Year ended 3/31/2003	8.71	(22.36)		3,270	1.41		0.86		98		1.41
Period ended 3/31/2002(j)	11.30	13.37		573	1.50	(g)	0.39	(g)	19		2.28	(g)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$13.96	8.32	%(f)	$318,671	1.89	%(g)	0.23	%(g)	25	%(f)	1.89	%(g)
Year ended 3/31/2005	13.89	18.91	(h)	4,447	1.95	(i)	0.24		61		1.95
Year ended 3/31/2004	12.70	46.56		3,650	2.03		0.04		79		2.03
Year ended 3/31/2003	8.67	(22.93)		1,961	2.16		0.11		98		2.16
Period ended 3/31/2002(j)	11.29	13.14		524	2.25	(g)	(0.36	)(g)	19		3.03	(g)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.00	8.30	%(f)	$75,210	1.89	%(g)	0.23	%(g)	25	%(f)	1.89	%(g)
Year ended 3/31/2005	13.93	18.97	(h)	944	1.95	(i)	0.36		61		1.95
Year ended 3/31/2004	12.73	46.66		684	2.03		0.04		79		2.03
Year ended 3/31/2003	8.69	(22.89)		362	2.16		0.11		98		2.16
Period ended 3/31/2002(j)	11.31	13.10		93	2.25	(g)	(0.36	)(g)	19		3.03	(g)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$14.16	8.90	%(f)	$1,262,496	0.89	%(g)	1.23	%(g)	25	%(f)	0.89	%(g)
Year ended 3/31/2005	14.04	20.16	(h)	591,318	0.95	(i)	1.24		61		0.95
Year ended 3/31/2004	12.79	48.18		492,327	1.03		1.04		79		1.03
Year ended 3/31/2003	8.72	(22.27)		294,087	1.16		1.11		98		1.16
Period ended 3/31/2002(j)	11.32	13.63		98,888	1.25	(g)	0.64	(g)	19		2.03	(g)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the year ended March 31, 2005 was to increase net realized and unrealized gain/(loss) on investments by $0.01 for Primary A, Investor A, Investor B and Investor C shares.

(f)  Not annualized.

(g)  Annualized.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 20.07%, 19.81%, 18.82% and 18.88% for Primary A, Investor A, Investor B and Investor C shares.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(j)  MidCap Value Primary A, Investor A, Investor B and Investor C shares commenced operations on November 20, 2001.

(k)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Small Cap Value Fund II
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.52	$0.02	$1.04	$1.06	$-	$(0.60)	$(0.60)
Year ended 3/31/2005	12.26	(0.04)	1.47	1.43	-	(1.17)	(1.17)
Year ended 3/31/2004	7.71	(0.01)	4.67	4.66	(0.02)	(0.09)	(0.11)
Period ended 3/31/2003(h)	10.00	0.01	(2.28)	(2.27)	(0.02)	-	(0.02)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.28	$(0.03)	$1.02	$0.99	$-	$(0.58)	$(0.58)
Year ended 3/31/2005	12.13	(0.12)	1.44	1.32	-	(1.17)	(1.17)
Year ended 3/31/2004	7.68	(0.09)	4.63	4.54	-	(0.09)	(0.09)
Period ended 3/31/2003(h)	10.00	(0.04)	(2.28)	(2.32)	- (i)	-	- (i)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.27	$(0.02)	$1.01	$0.99	$-	$(0.58)	$(0.58)
Year ended 3/31/2005	12.13	(0.12)	1.43	1.31	-	(1.17)	(1.17)
Year ended 3/31/2004	7.67	(0.09)	4.64	4.55	-	(0.09)	(0.09)
Period ended 3/31/2003(h)	10.00	(0.04)	(2.29)	(2.33)	- (i)	-	- (i)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.60	$0.04	$1.04	$1.08	$- (i)	$(0.61)	$(0.61)
Year ended 3/31/2005	12.30	(0.01)	1.48	1.47	-	(1.17)	(1.17)
Year ended 3/31/2004	7.73	0.02	4.67	4.69	(0.03)	(0.09)	(0.12)
Period ended 3/31/2003(h)	10.00	0.03	(2.28)	(2.25)	(0.02)	-	(0.02)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets(c)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(c)
Small Cap Value Fund II
Class A Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.98	8.91	%(e)	$5,902	1.28	%(f)	0.34	%(f)	34	%(e)	1.28	%(f)
Year ended 3/31/2005	12.52	13.42		4,868	1.47	(g)	(0.30)		61		1.49
Year ended 3/31/2004	12.26	60.64		3,840	1.55		(0.10)		111		1.60
Period ended 3/31/2003(h)	7.71	(22.75)		1,122	1.55	(f)	0.20	(f)	89		1.82	(f)
Class B Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.69	8.45	%(e)	$1,614	2.03	%(f)	(0.42	)%(f)	34	%(e)	2.03	%(f)
Year ended 3/31/2005	12.28	12.59		1,569	2.22	(g)	(1.05)		61		2.24
Year ended 3/31/2004	12.13	59.34		1,395	2.30		(0.85)		111		2.35
Period ended 3/31/2003(h)	7.68	(23.20)		341	2.30	(f)	(0.55	)(f)	89		2.57	(f)
Class C Shares
Six months ended 9/30/2005 (unaudited)(d)	$12.68	8.46	%(e)	$765	2.03	%(f)	(0.36	)%(f)	34	%(e)	2.03	%(f)
Year ended 3/31/2005	12.27	12.51		370	2.22	(g)	(1.05)		61		2.24
Year ended 3/31/2004	12.13	59.54		278	2.30		(0.85)		111		2.35
Period ended 3/31/2003(h)	7.67	(23.29)		56	2.30	(f)	(0.55	)(f)	89		2.57	(f)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(d)	$13.07	9.00	%(e)	$197,805	1.03	%(f)	0.59	%(f)	34	%(e)	1.03	%(f)
Year ended 3/31/2005	12.60	13.72		197,829	1.22	(g)	(0.05)		61		1.24
Year ended 3/31/2004	12.30	60.96		151,556	1.30		0.15		111		1.35
Period ended 3/31/2003(h)	7.73	(22.50)		70,168	1.30	(f)	0.45	(f)	89		1.57	(f)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(h)  SmallCap Value Primary A, Investor A, Investor B and Investor C shares commenced operations on May 1, 2002.

(i)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Distributions from net realized gains	Net asset value end of period
Growth(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$17.04	$- (e)	$1.01	$1.01	$-	$18.05
Year ended 3/31/2005(d)	15.80	(0.03)	1.27	1.24	-	17.04
Year ended 3/31/2004(d)	11.86	(0.06)	4.00	3.94	-	15.80
Year ended 3/31/2003(d)	14.72	(0.08)	(2.78)	(2.86)	-	11.86
Year ended 3/31/2002(d)	14.87	(0.09)	(0.06)	(0.15)	-	14.72
Year ended 3/31/2001	21.62	(0.05)	(6.54)	(6.59)	(0.16)	14.87
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$16.18	$(0.06)	$0.96	$0.90	$-	$17.08
Year ended 3/31/2005(d)	15.12	(0.15)	1.21	1.06	-	16.18
Year ended 3/31/2004(d)	11.43	(0.16)	3.85	3.69	-	15.12
Year ended 3/31/2003(d)	14.29	(0.17)	(2.69)	(2.86)	-	11.43
Year ended 3/31/2002(d)	14.55	(0.20)	(0.06)	(0.26)	-	14.29
Year ended 3/31/2001	21.31	(0.18)	(6.42)	(6.60)	(0.16)	14.55
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$16.20	$(0.06)	$0.96	$0.90	$-	$17.10
Year ended 3/31/2005(d)	15.14	(0.15)	1.21	1.06	-	16.20
Year ended 3/31/2004(d)	11.44	(0.17)	3.87	3.70	-	15.14
Year ended 3/31/2003(d)	14.31	(0.17)	(2.70)	(2.87)	-	11.44
Year ended 3/31/2002(d)	14.57	(0.20)	(0.06)	(0.26)	-	14.31
Year ended 3/31/2001	21.34	(0.17)	(6.44)	(6.61)	(0.16)	14.57
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$17.25	$0.03	$1.03	$1.06	$-	$18.31
Year ended 3/31/2005(d)	15.96	0.01	1.28	1.29	-	17.25
Year ended 3/31/2004(d)	11.95	(0.02)	4.03	4.01	-	15.96
Year ended 3/31/2003(d)	14.79	(0.05)	(2.79)	(2.84)	-	11.95
Year ended 3/31/2002(d)	14.91	(0.06)	(0.06)	(0.12)	-	14.79
Year ended 3/31/2001	21.61	(0.01)	(6.53)	(6.54)	(0.16)	14.91

								Without waivers and/or expense reimbursements
	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Growth(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	5.93	%(f)	$1,434,263	1.18	%(g)	0.04	%(g)	1.23	%(g)(h)
Year ended 3/31/2005(d)	7.85		988,948	1.30		(0.21)		1.33	(i)
Year ended 3/31/2004(d)	33.22		546,537	1.37		(0.42)		1.39	(j)
Year ended 3/31/2003(d)	(19.43)		279,840	1.42		(0.62)		1.42
Year ended 3/31/2002(d)	(1.01)		217,963	1.39		(0.64)		1.39
Year ended 3/31/2001	(30.63)		164,031	1.35		(0.28)		1.35
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	5.56	%(f)	$190,648	1.93	%(g)	(0.69	)%(g)	1.98	%(g)(h)
Year ended 3/31/2005(d)	7.01		194,668	2.05		(0.96)		2.08	(i)
Year ended 3/31/2004(d)	32.28		200,270	2.12		(1.17)		2.14	(j)
Year ended 3/31/2003(d)	(20.01)		137,432	2.17		(1.37)		2.17
Year ended 3/31/2002(d)	(1.79)		209,503	2.14		(1.39)		2.14
Year ended 3/31/2001	(31.13)		239,621	2.10		(1.03)		2.10
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	5.56	%(f)	$509,946	1.93	%(g)	(0.71	)%(g)	1.98	%(g)(h)
Year ended 3/31/2005(d)	7.00		352,016	2.05		(0.96)		2.08	(i)
Year ended 3/31/2004(d)	32.34		177,599	2.12		(1.17)		2.14	(j)
Year ended 3/31/2003(d)	(20.06)		55,913	2.17		(1.37)		2.17
Year ended 3/31/2002(d)	(1.78)		31,886	2.14		(1.39)		2.14
Year ended 3/31/2001	(31.10)		32,365	2.10		(1.03)		2.10
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	6.14	%(f)	$1,076,067	0.93	%(g)	0.29	%(g)	0.98	%(g)(h)
Year ended 3/31/2005(d)	8.08		774,996	1.05		0.04		1.08	(i)
Year ended 3/31/2004(d)	33.56		371,942	1.12		(0.17)		1.14	(j)
Year ended 3/31/2003(d)	(19.20)		106,436	1.17		(0.37)		1.17
Year ended 3/31/2002(d)	(0.80)		58,752	1.14		(0.39)		1.14
Year ended 3/31/2001	(30.42)		80,526	1.10		(0.03)		1.10

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Growth Master Portfolio.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Amount represents less than $0.01 per share.

(f)  Not annualized.

(g)  Annualized.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.19% for Class A shares, 1.94% each for Class B and Class C shares and 0.94% for Class Z shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.05% for Primary A shares, 1.30% for Investor A shares and 2.05% each for Investor B and Investor C shares.

(j)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.12% for Primary A shares, 1.37% for Investor A shares and 2.12% each for Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Large Cap Core(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.00	$0.05	$0.61	$0.66	$-	$-	$-
Year ended 3/31/2005(d)	11.55	0.10	0.45 (h)	0.55	(0.10)	-	(0.10)
Year ended 3/31/2004(d)	8.76	0.03	2.79	2.82	(0.03)	-	(0.03)
Year ended 3/31/2003(d)	12.31	0.04	(3.56)	(3.52)	(0.03)	-	(0.03)
Year ended 3/31/2002(d)	12.44	(0.01)	(0.11)	(0.12)	(0.01)	-	(0.01)
Year ended 3/31/2001	16.98	(0.04)	(4.47)	(4.51)	-	(0.03)	(0.03)
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.65	$0.01	$0.58	$0.59	$- (p)	$-	$-
Year ended 3/31/2005(d)	11.21	0.02	0.42 (h)	0.44	- (p)	-	- (p)
Year ended 3/31/2004(d)	8.54	(0.05)	2.72	2.67	-	-	-
Year ended 3/31/2003(d)	12.07	(0.03)	(3.50)	(3.53)	- (p)	-	- (p)
Year ended 3/31/2002(d)	12.29	(0.10)	(0.12)	(0.22)	- (p)	-	- (p)
Year ended 3/31/2001	16.90	(0.14)	(4.44)	(4.58)	-	(0.03)	(0.03)
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.64	$0.01	$0.59	$0.60	$-	$-	$-
Year ended 3/31/2005(d)	11.21	0.02	0.42 (h)	0.44	(0.01)	-	(0.01)
Year ended 3/31/2004(d)	8.54	(0.05)	2.72	2.67	-	-	-
Year ended 3/31/2003(d)	12.08	(0.03)	(3.51)	(3.54)	-	-	-
Year ended 3/31/2002(d)	12.30	(0.10)	(0.12)	(0.22)	- (p)	-	- (p)
Year ended 3/31/2001	16.92	(0.14)	(4.45)	(4.59)	-	(0.03)	(0.03)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.03	$0.07	$0.61	$0.68	$-	$-	$-
Year ended 3/31/2005(d)	11.58	0.13	0.45 (h)	0.58	(0.13)	-	(0.13)
Year ended 3/31/2004(d)	8.78	0.05	2.81	2.86	(0.06)	-	(0.06)
Year ended 3/31/2003(d)	12.35	0.07	(3.59)	(3.52)	(0.05)	-	(0.05)
Year ended 3/31/2002(d)	12.47	0.02	(0.12)	(0.10)	(0.02)	-	(0.02)
Year ended 3/31/2001	17.03	(0.01)	(4.51)	(4.52)	(0.01)	(0.03)	(0.04)

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Large Cap Core(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.66	5.50	%(e)	$204,385	1.04	%(f)	0.84	%(f)	-		1.08	%(f)(g)
Year ended 3/31/2005(d)	12.00	4.71	(i)	213,513	1.12	(j)(k)	0.89		-		1.15	(l)
Year ended 3/31/2004(d)	11.55	32.21		245,616	1.18	(j)	0.27		-		1.21	(m)
Year ended 3/31/2003(d)	8.76	(28.61)		213,691	1.19		0.44		15	%(n)	1.19
Year ended 3/31/2002(d)	12.31	(0.97)		26,742	1.19	(o)	(0.05)		71		1.19	(o)
Year ended 3/31/2001	12.44	(26.62)		11,895	1.19	(k)(o)	(0.34)		56		1.19	(o)
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.24	5.06	%(e)	$33,951	1.79	%(f)	0.09	%(f)	-		1.83	%(f)(g)
Year ended 3/31/2005(d)	11.65	3.93	(i)	37,140	1.87	(j)(k)	0.14		-		1.90	(l)
Year ended 3/31/2004(d)	11.21	31.26		44,571	1.93	(j)	(0.48)		-		1.96	(m)
Year ended 3/31/2003(d)	8.54	(29.23)		38,972	1.94		(0.31)		15	%(n)	1.94
Year ended 3/31/2002(d)	12.07	(1.78)		8,358	1.94	(o)	(0.80)		71		1.94	(o)
Year ended 3/31/2001	12.29	(27.16)		6,758	1.94	(k)(o)	(1.09)		56		1.94	(o)
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.24	5.15	%(e)	$14,748	1.79	%(f)	0.09	%(f)	-		1.83	%(f)(g)
Year ended 3/31/2005(d)	11.64	3.91	(i)	14,899	1.87	(j)(k)	0.14		-		1.90	(l)
Year ended 3/31/2004(d)	11.21	31.26		16,702	1.93	(j)	(0.48)		-		1.96	(m)
Year ended 3/31/2003(d)	8.54	(29.30)		12,857	1.94		(0.31)		15	%(n)	1.94
Year ended 3/31/2002(d)	12.08	(1.78)		2,645	1.94	(o)	(0.80)		71		1.94	(o)
Year ended 3/31/2001	12.30	(27.14)		2,137	1.94	(k)(o)	(1.09)		56		1.94	(o)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.71	5.65	%(e)	$1,306,103	0.79	%(f)	1.09	%(f)	-		0.83	%(f)(g)
Year ended 3/31/2005(d)	12.03	4.98	(i)	1,187,622	0.87	(j)(k)	1.14		-		0.90	(l)
Year ended 3/31/2004(d)	11.58	32.58		1,517,644	0.93	(j)	0.52		-		0.96	(m)
Year ended 3/31/2003(d)	8.78	(28.55)		1,393,260	0.94		0.69		15	%(n)	0.94
Year ended 3/31/2002(d)	12.35	(0.83)		1,230,030	0.94	(o)	0.20		71		0.94	(o)
Year ended 3/31/2001	12.47	(26.62)		1,182,028	0.94	(k)(o)	(0.09)		56		0.94	(o)

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Strategic Growth Master Portfolio.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.04% for Class A shares, 1.79% each for Class B and Class C shares and 0.79% for Class Z shares.

(h)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the year ended March 31, 2004 was less than $0.01 for Primary A, Investor A, Investor B, and Investor C shares.

(i)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.97%, 4.70%, 3.92% and 3.90% for Primary A, Investor A, Investor B and Investor C shares.

(j)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01% for the year ended March 31, 2004.

(k)  The effect of interest expense on the operating expense ratio was less than 0.01%

(l)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 0.88% for Primary A shares, 1.13% for Investor A shares and 1.88% each for Investor B and Investor C shares.

(m)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursement would have been 0.93% for Primary A shares, 1.18% for Investor A shares and 1.93% each for Investor B and Investor C shares.

(n)  Amount represents results prior to conversion to a Master-feeder structure on May 13, 2002.

(o)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(p)  Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Distributions from net realized gains	Net asset value end of period
Focused Equities(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$17.67	$(0.02)	$1.72	$1.70	$-	$19.37
Year ended 3/31/2005(d)	16.79	(0.06)	0.94	0.88	-	17.67
Year ended 3/31/2004(d)	12.70	(0.08)	4.17	4.09	-	16.79
Year ended 3/31/2003(d)	15.77	(0.08)	(2.99)	(3.07)	-	12.70
Year ended 3/31/2002(d)	15.31	(0.09)	0.55	0.46	-	15.77
Year ended 3/31/2001	22.56	(0.06)	(7.11)	(7.17)	(0.08)	15.31
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$16.80	$(0.17)	$1.72	$1.55	$-	$18.35
Year ended 3/31/2005(d)	16.08	(0.18)	0.90	0.72	-	16.80
Year ended 3/31/2004(d)	12.25	(0.19)	4.02	3.83	-	16.08
Year ended 3/31/2003(d)	15.33	(0.18)	(2.90)	(3.08)	-	12.25
Year ended 3/31/2002(d)	15.00	(0.20)	0.53	0.33	-	15.33
Year ended 3/31/2001	22.26	(0.20)	(6.98)	(7.18)	(0.08)	15.00
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$16.85	$(0.17)	$1.72	$1.55	$-	$18.40
Year ended 3/31/2005(d)	16.13	(0.18)	0.90	0.72	-	16.85
Year ended 3/31/2004(d)	12.29	(0.19)	4.03	3.84	-	16.13
Year ended 3/31/2003(d)	15.38	(0.18)	(2.91)	(3.09)	-	12.29
Year ended 3/31/2002(d)	15.05	(0.20)	0.53	0.33	-	15.38
Year ended 3/31/2001	22.33	(0.20)	(7.00)	(7.20)	(0.08)	15.05
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$17.92	$0.04	$1.71	$1.75	$-	$19.67
Year ended 3/31/2005(d)	16.98	(0.02)	0.96	0.94	-	17.92
Year ended 3/31/2004(d)	12.81	(0.04)	4.21	4.17	-	16.98
Year ended 3/31/2003(d)	15.87	(0.05)	(3.01)	(3.06)	-	12.81
Year ended 3/31/2002(d)	15.37	(0.05)	0.55	0.50	-	15.87
Year ended 3/31/2001	22.59	(0.01)	(7.13)	(7.14)	(0.08)	15.37

								Without waivers and/or expense reimbursements
	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
Focused Equities(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	9.62	%(e)	$1,610,998	1.21	%(f)	(0.09	)%(f)	1.26	%(f)(g)
Year ended 3/31/2005(d)	5.24		1,256,948	1.30		(0.37)		1.33	(h)
Year ended 3/31/2004(d)	32.20		1,030,985	1.34		(0.49)		1.37	(i)
Year ended 3/31/2003(d)	(19.47)		537,958	1.37		(0.60)		1.37
Year ended 3/31/2002(d)	3.00		507,590	1.36		(0.58)		1.36
Year ended 3/31/2001	(31.80)		491,437	1.34		(0.30)		1.34
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	9.23	%(e)	$512,030	1.96	%(f)	(0.83	)%(f)	2.01	%(f)(g)
Year ended 3/31/2005(d)	4.48		517,489	2.05		(1.12)		2.08	(h)
Year ended 3/31/2004(d)	31.27		576,884	2.09		(1.24)		2.12	(i)
Year ended 3/31/2003(d)	(20.09)		462,082	2.12		(1.35)		2.12
Year ended 3/31/2002(d)	2.20		679,688	2.11		(1.33)		2.11
Year ended 3/31/2001	(32.32)		741,285	2.09		(1.05)		2.09
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	9.20	%(e)	$439,820	1.96	%(f)	(0.83	)%(f)	2.01	%(f)(g)
Year ended 3/31/2005(d)	4.46		382,989	2.05		(1.12)		2.08	(h)
Year ended 3/31/2004(d)	31.24		342,885	2.09		(1.24)		2.12	(i)
Year ended 3/31/2003(d)	(20.09)		175,032	2.12		(1.35)		2.12
Year ended 3/31/2002(d)	2.19		188,842	2.11		(1.33)		2.11
Year ended 3/31/2001	(32.31)		203,642	2.09		(1.05)		2.09
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	9.77	%(e)	$855,805	0.96	%(f)	0.17	%(f)	1.01	%(f)(g)
Year ended 3/31/2005(d)	5.54		751,124	1.05		(0.12)		1.08	(h)
Year ended 3/31/2004(d)	32.55		701,306	1.09		(0.24)		1.12	(i)
Year ended 3/31/2003(d)	(19.28)		384,706	1.12		(0.35)		1.12
Year ended 3/31/2002(d)	3.25		346,435	1.11		(0.33)		1.11
Year ended 3/31/2001	(31.67)		354,798	1.09		(0.05)		1.09

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Focused Equities Master Portfolio.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.22% for Class A shares, 1.97% each for Class B and Class C shares and 0.97% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.05% for Primary A shares, 1.30% for Investor A shares and 2.05% each for Investor B and Investor C shares.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.09% for Primary A shares, 1.34% for Investor A shares and 2.09% each for Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Distributions from net realized gains	Net asset value end of period
Mid Cap Growth
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$11.80	$(0.02)	$0.97	$0.95	$-	$12.75
Year ended 3/31/2005(d)	11.26	(0.08)	0.62 (g)	0.54	-	11.80
Year ended 3/31/2004(d)	8.33	(0.07)	3.00	2.93	-	11.26
Year ended 3/31/2003(d)	12.73	(0.07)	(4.33)	(4.40)	-	8.33
Year ended 3/31/2002(d)	14.14	(0.09)	(1.32)	(1.41)	-	12.73
Year ended 3/31/2001	21.87	(0.09)	(3.91)	(4.00)	(3.73)	14.14
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$10.42	$(0.06)	$0.83	$0.77	$-	$11.19
Year ended 3/31/2005(d)	10.02	(0.14)	0.54 (g)	0.40	-	10.42
Year ended 3/31/2004(d)	7.46	(0.13)	2.69	2.56	-	10.02
Year ended 3/31/2003(d)	11.51	(0.12)	(3.93)	(4.05)	-	7.46
Year ended 3/31/2002(d)	12.87	(0.17)	(1.19)	(1.36)	-	11.51
Year ended 3/31/2001	20.38	(0.19)	(3.59)	(3.78)	(3.73)	12.87
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$10.48	$(0.06)	$0.84	$0.78	$-	$11.26
Year ended 3/31/2005(d)	10.08	(0.14)	0.54 (g)	0.40	-	10.48
Year ended 3/31/2004(d)	7.51	(0.13)	2.70	2.57	-	10.08
Year ended 3/31/2003(d)	11.57	(0.12)	(3.94)	(4.06)	-	7.51
Year ended 3/31/2002(d)	12.95	(0.17)	(1.21)	(1.38)	-	11.57
Year ended 3/31/2001	20.47	(0.17)	(3.62)	(3.79)	(3.73)	12.95
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$12.33	$(0.01)	$1.03	$1.02	$-	$13.35
Year ended 3/31/2005(d)	11.74	(0.05)	0.64 (g)	0.59	-	12.33
Year ended 3/31/2004(d)	8.66	(0.05)	3.13	3.08	-	11.74
Year ended 3/31/2003(d)	13.21	(0.04)	(4.51)	(4.55)	-	8.66
Year ended 3/31/2002(d)	14.63	(0.05)	(1.37)	(1.42)	-	13.21
Year ended 3/31/2001	22.41	(0.03)	(4.02)	(4.05)	(3.73)	14.63

										Without waivers and/or expense reimbursements
	Total return (a)		Net assets end of period (000)	Ratio of operating expenses to average net assets(b)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(b)
Mid Cap Growth
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	8.05	%(e)	$28,724	1.23	%(f)	(0.33	)%(f)	93	%(e)	1.23	%(f)
Year ended 3/31/2005(d)	4.80	(h)	21,287	1.22	(i)	(0.67)		148		1.23
Year ended 3/31/2004(d)	35.17		22,673	1.21	(i)	(0.71)		65		1.21
Year ended 3/31/2003(d)	(34.56)		18,120	1.22	(i)	(0.70)		58		1.22
Year ended 3/31/2002(d)	(9.97)		32,138	1.22	(i)	(0.64)		39		1.22
Year ended 3/31/2001	(20.98)		16,536	1.23		(0.52)		39		1.23
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	7.39	%(e)	$15,616	1.98	%(f)	(1.09	)%(f)	93	%(e)	1.98	%(f)
Year ended 3/31/2005(d)	3.99	(h)	22,986	1.97	(i)	(1.42)		148		1.98
Year ended 3/31/2004(d)	34.32		26,662	1.96	(i)	(1.46)		65		1.96
Year ended 3/31/2003(d)	(35.19)		21,990	1.97	(i)	(1.45)		58		1.97
Year ended 3/31/2002(d)	(10.57)		45,368	1.97	(i)	(1.39)		39		1.97
Year ended 3/31/2001	(21.51)		44,261	1.98		(1.27)		39		1.98
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	7.44	%(e)	$1,830	1.98	%(f)	(1.09	)%(f)	93	%(e)	1.98	%(f)
Year ended 3/31/2005(d)	3.97	(h)	1,495	1.97	(i)	(1.42)		148		1.98
Year ended 3/31/2004(d)	34.22		1,816	1.96	(i)	(1.46)		65		1.96
Year ended 3/31/2003(d)	(35.09)		1,709	1.97	(i)	(1.45)		58		1.97
Year ended 3/31/2002(d)	(10.66)		3,024	1.97	(i)	(1.39)		39		1.97
Year ended 3/31/2001	(21.46)		3,248	1.98		(1.27)		39		1.98
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	8.27	%(e)	$482,111	0.98	%(f)	(0.09	)%(f)	93	%(e)	0.98	%(f)
Year ended 3/31/2005(d)	5.03	(h)	424,465	0.97	(i)	(0.42)		148		0.98
Year ended 3/31/2004(d)	35.57		461,304	0.96	(i)	(0.46)		65		0.96
Year ended 3/31/2003(d)	(34.44)		402,987	0.97	(i)	(0.45)		58		0.97
Year ended 3/31/2002(d)	(9.71)		547,514	0.97	(i)	(0.39)		39		0.97
Year ended 3/31/2001	(20.67)		388,152	0.98		(0.27)		39		0.98

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain/(loss) on investments (per share). The effect of this reimbursement for the year ended March 31, 2005 was to increase net realized and unrealized gain/(loss) on investments by $0.02 for Primary A, Investor A, Investor B, and Investor C shares.

(h)  Without the effect of the Investment Advisor's reimbursement for the Fund exceeding certain investment restrictions total return would have been 4.81%, 4.58%, 3.78% and 3.77% for Primary A, Investor A, Investor B and Investor C shares.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

		Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Net asset value end of period	Total return(a)
21	st Century
Class A Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$10.61	$-	$0.80	$0.80	$11.41	7.54	%(d)
Year ended 3/31/2005(c)		9.70	(0.05)	0.96	0.91	10.61	9.38
Year ended 3/31/2004(c)		6.19	(0.05)	3.56	3.51	9.70	56.70
Year ended 3/31/2003(c)		7.06	(0.07)	(0.80)	(0.87)	6.19	(12.32)
Year ended 3/31/2002(c)		6.97	(0.07)	0.16	0.09	7.06	1.29
Period ended 3/31/2001(i)		10.00	(0.06)	(2.97)	(3.03)	6.97	(30.30)
Class B Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$10.22	$(0.04)	$0.77	$0.73	$10.95	7.14	%(d)
Year ended 3/31/2005(c)		9.42	(0.12)	0.92	0.80	10.22	8.49
Year ended 3/31/2004(c)		6.05	(0.13)	3.50	3.37	9.42	55.70
Year ended 3/31/2003(c)		6.96	(0.12)	(0.79)	(0.91)	6.05	(13.07)
Year ended 3/31/2002(c)		6.92	(0.12)	0.16	0.04	6.96	0.58
Period ended 3/31/2001(i)		10.00	(0.11)	(2.97)	(3.08)	6.92	(30.80)
Class C Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$10.22	$(0.04)	$0.77	$0.73	$10.95	7.14	%(d)
Year ended 3/31/2005(c)		9.42	(0.12)	0.92	0.80	10.22	8.49
Year ended 3/31/2004(c)		6.05	(0.13)	3.50	3.37	9.42	55.70
Year ended 3/31/2003(c)		6.96	(0.12)	(0.79)	(0.91)	6.05	(13.07)
Year ended 3/31/2002(c)		6.92	(0.12)	0.16	0.04	6.96	0.58
Period ended 3/31/2001(i)		10.00	(0.11)	(2.97)	(3.08)	6.92	(30.80)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$10.75	$0.01	$0.82	$0.83	$11.58	7.72	%(d)
Year ended 3/31/2005(c)		9.80	(0.03)	0.98	0.95	10.75	9.69
Year ended 3/31/2004(c)		6.24	(0.03)	3.59	3.56	9.80	57.05
Year ended 3/31/2003(c)		7.10	(0.05)	(0.81)	(0.86)	6.24	(12.11)
Year ended 3/31/2002(c)		6.99	(0.05)	0.16	0.11	7.10	1.57
Period ended 3/31/2001(i)		10.00	(0.03)	(2.98)	(3.01)	6.99	(30.10)

									Without waivers and/or expense reimbursements
		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
21	st Century
Class A Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$325,092	1.30	%(e)(f)	(0.07	)%(e)	79	%(d)	1.30	%(e)(f)
Year ended 3/31/2005(c)		187,094	1.40	(f)(g)	(0.50)		130		1.40	(f)
Year ended 3/31/2004(c)		48,630	1.49	(f)(g)	(0.59	)(h)	204		1.49	(f)
Year ended 3/31/2003(c)		10,853	1.70	(f)(g)	(1.06)		308		1.71	(f)
Year ended 3/31/2002(c)		14,741	1.62	(f)	(0.97)		419		1.62	(f)
Period ended 3/31/2001(i)		19,644	1.60	(e)	(0.66	)(e)	426		1.60	(e)
Class B Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$69,973	2.05	%(e)(f)	(0.78	)%(e)	79	%(d)	2.05	%(e)(f)
Year ended 3/31/2005(c)		60,495	2.15	(f)(g)	(1.25)		130		2.15	(f)
Year ended 3/31/2004(c)		48,277	2.24	(f)(g)	(1.34	)(h)	204		2.24	(f)
Year ended 3/31/2003(c)		29,562	2.45	(f)(g)	(1.81)		308		2.46	(f)
Year ended 3/31/2002(c)		43,187	2.37	(f)	(1.72)		419		2.37	(f)
Period ended 3/31/2001(i)		50,404	2.35	(e)	(1.41	)(e)	426		2.35	(e)
Class C Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$71,218	2.05	%(e)(f)	(0.83	)%(e)	79	%(d)	2.05	%(e)(f)
Year ended 3/31/2005(c)		38,460	2.15	(f)(g)	(1.25)		130		2.15	(f)
Year ended 3/31/2004(c)		14,700	2.24	(f)(g)	(1.34	)(h)	204		2.24	(f)
Year ended 3/31/2003(c)		3,517	2.45	(f)(g)	(1.81)		308		2.46	(f)
Year ended 3/31/2002(c)		4,660	2.37	(f)	(1.72)		419		2.37	(f)
Period ended 3/31/2001(i)		6,557	2.35	(e)	(1.41	)(e)	426		2.35	(e)
Class Z Shares
Six months ended 9/30/2005 (unaudited)(b)(c)		$148,370	1.05	%(e)(f)	0.21	%(e)	79	%(d)	1.05	%(e)(f)
Year ended 3/31/2005(c)		114,896	1.15	(f)(g)	(0.25)		130		1.15	(f)
Year ended 3/31/2004(c)		37,027	1.24	(f)(g)	(0.34	)(h)	204		1.24	(f)
Year ended 3/31/2003(c)		3,543	1.45	(f)(g)	(0.81)		308		1.46	(f)
Year ended 3/31/2002(c)		3,356	1.37	(f)	(0.72)		419		1.37	(f)
Period ended 3/31/2001(i)		5,686	1.35	(e)	(0.41	)(e)	426		1.35	(e)

(a)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(b)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(c)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(d)  Not annualized.

(e)  Annualized.

(f)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(g)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(h)  Reflects overall Fund ratios for investment income.

(i)  21st Century Primary A, Investor A, Investor B and Investor C shares commenced operations on April 10, 2000.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Distributions from net realized gains	Net asset value end of period
Small Cap Growth Fund II(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$15.06	$(0.07)	$1.69	$1.62	$-	$16.68
Year ended 3/31/2005(d)	15.04	(0.14)	0.16	0.02	-	15.06
Year ended 3/31/2004(d)	9.96	(0.13)	5.21	5.08	-	15.04
Year ended 3/31/2003(d)	14.84	(0.10)	(4.78)	(4.88)	-	9.96
Year ended 3/31/2002(d)	13.52	(0.10)	1.42	1.32	-	14.84
Year ended 3/31/2001	22.44	(0.14)	(6.58)	(6.72)	(2.20)	13.52
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$14.13	$(0.12)	$1.59	$1.47	$-	$15.60
Year ended 3/31/2005(d)	14.22	(0.24)	0.15	(0.09)	-	14.13
Year ended 3/31/2004(d)	9.49	(0.22)	4.95	4.73	-	14.22
Year ended 3/31/2003(d)	14.25	(0.18)	(4.58)	(4.76)	-	9.49
Year ended 3/31/2002(d)	13.08	(0.20)	1.37	1.17	-	14.25
Year ended 3/31/2001	21.94	(0.23)	(6.43)	(6.66)	(2.20)	13.08
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$14.33	$(0.12)	$1.60	$1.48	$-	$15.81
Year ended 3/31/2005(d)	14.42	(0.24)	0.15	(0.09)	-	14.33
Year ended 3/31/2004(d)	9.62	(0.22)	5.02	4.80	-	14.42
Year ended 3/31/2003(d)	14.45	(0.18)	(4.65)	(4.83)	-	9.62
Year ended 3/31/2002(d)	13.26	(0.20)	1.39	1.19	-	14.45
Year ended 3/31/2001	22.21	(0.25)	(6.50)	(6.75)	(2.20)	13.26
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	$15.40	$(0.05)	$1.74	$1.69	$-	$17.09
Year ended 3/31/2005(d)	15.35	(0.11)	0.16	0.05	-	15.40
Year ended 3/31/2004(d)	10.14	(0.10)	5.31	5.21	-	15.35
Year ended 3/31/2003(d)	15.07	(0.07)	(4.86)	(4.93)	-	10.14
Year ended 3/31/2002(d)	13.69	(0.07)	1.45	1.38	-	15.07
Year ended 3/31/2001	22.66	(0.10)	(6.67)	(6.77)	(2.20)	13.69

										Without waivers and/or expense reimbursements
	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Small Cap Growth Fund II(a)
Class A Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	10.76	%(e)	$135,408	1.24	%(f)	(0.88	)%(f)	-		1.29	%(f)(g)
Year ended 3/31/2005(d)	0.13		132,400	1.32		(0.96)		-		1.40	(h)
Year ended 3/31/2004(d)	51.00		212,854	1.38	(i)(j)	(1.00)		40	%(k)	1.50	(l)
Year ended 3/31/2003(d)	(32.88)		128,620	1.40	(i)	(0.86)		44		1.48
Year ended 3/31/2002(d)	9.76		157,759	1.40	(i)	(0.73)		35		1.46
Year ended 3/31/2001	(31.96)		146,457	1.40	(i)	(0.77)		48		1.45
Class B Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	10.40	%(e)	$15,689	1.99	%(f)	(1.63	)%(f)	-		2.04	%(f)(g)
Year ended 3/31/2005(d)	(0.63)		16,131	2.07		(1.73)		-		2.15	(h)
Year ended 3/31/2004(d)	49.84		19,367	2.13	(i)(j)	(1.75)		40	%(k)	2.25	(l)
Year ended 3/31/2003(d)	(33.40)		12,567	2.15	(i)	(1.61)		44		2.23
Year ended 3/31/2002(d)	8.94		17,484	2.15	(i)	(1.48)		35		2.21
Year ended 3/31/2001	(32.45)		11,744	2.15	(i)	(1.52)		48		2.20
Class C Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	10.33	%(e)	$3,517	1.99	%(f)	(1.63	)%(f)	-		2.04	%(f)(g)
Year ended 3/31/2005(d)	(0.62)		3,651	2.07		(1.73)		-		2.15	(h)
Year ended 3/31/2004(d)	49.90		5,454	2.13	(i)(j)	(1.75)		40	%(k)	2.25	(l)
Year ended 3/31/2003(d)	(33.43)		3,644	2.15	(i)	(1.61)		44		2.23
Year ended 3/31/2002(d)	8.97		3,871	2.15	(i)	(1.48)		35		2.21
Year ended 3/31/2001	(32.46)		2,813	2.15	(i)	(1.52)		48		2.20
Class Z Shares
Six months ended 9/30/2005 (unaudited)(c)(d)	10.97	%(e)	$330,734	0.99	%(f)	(0.63	)%(f)	-		1.04	%(f)(g)
Year ended 3/31/2005(d)	0.33		360,975	1.07		(0.73)		-		1.15	(h)
Year ended 3/31/2004(d)	51.38		509,419	1.13	(i)(j)	(0.75)		40	%(k)	1.25	(l)
Year ended 3/31/2003(d)	(32.71)		410,198	1.15	(i)	(0.61)		44		1.23
Year ended 3/31/2002(d)	10.08		572,820	1.15	(i)	(0.48)		35		1.21
Year ended 3/31/2001	(31.86)		477,246	1.15	(i)	(0.52)		48		1.20

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Small Company Master Portfolio.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 9) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.25% for Class A shares, 2.00% each for Class B and Class C shares and 1.00% for Class Z shares.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.12% for Primary A shares, 1.37% for Investor A shares and 2.12% each for Investor B and Investor C shares.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(j)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). Absent this reimbursement, the ratios of operating expenses to average net assets would have been 1.15% for Primary A shares, 1.40% for Investor A shares and 2.15% each for Investor B and Investor C shares.

(k)  Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

(l)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.22% for Primary A shares, 1.47% for Investor A shares and 2.22% each for Investor B and Investor C shares.

See Accompanying Notes to Financial Statements.

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Fund Name	Former Fund Name
Columbia Convertible Securities Fund	Nations Convertible Securities Fund

Columbia Asset Allocation Fund II	Nations Asset Allocation Fund

Columbia Large Cap Value Fund	Nations Value Fund

Columbia Mid Cap Value Fund	Nations MidCap Value Fund

Columbia Small Cap Value Fund II	Nations SmallCap Value Fund

Columbia Marsico Growth Fund	Nations Marsico Growth Fund

Columbia Large Cap Core Fund	Nations Strategic Growth Fund

Columbia Marsico Focused Equities Fund	Nations Marsico Focused Equities Fund

Columbia Marsico Mid Cap Growth Fund	Nations Marsico MidCap Growth Fund

Columbia Marsico 21st Century Fund	Nations Marsico 21st Century Fund

Columbia Small Cap Growth Fund II	Nations Small Company Fund

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Funds presented in these financial statements was renamed as disclosed above.

Investment goals: Columbia Convertible Securities Fund seeks to provide investors with total investment return, comprised of current income and capital appreciation, consistent with prudent investment risk. Columbia Asset Allocation Fund II seeks to obtain long-term growth from capital appreciation, and dividend and interest income. Columbia Large Cap Value Fund seeks growth of capital by investing in companies that are believed to be undervalued. Columbia Mid Cap Value Fund seeks long-term growth of capital with income as a secondary consideration. Columbia Small Cap Value Fund II seeks long-term growth of capital by investing in companies believed to be undervalued. Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Marsico 21st Century Fund each seeks long-term growth of capital. Columbia Marsico Mid Cap Growth Fund seeks long-term capital growth by investing primarily in equity securities. Columbia Small Cap Growth Fund II seeks long-term capital growth by investing primarily in equity securities.

Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio and Columbia Small Cap Growth Master Portfolio, respectively (the "Master Portfolios"). The Master Portfolios are each a series of Columbia Funds Master Investment Trust (the "Master Trust"). Each Master Portfolio has the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of assets and liabilities reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (97.4% for Columbia Marsico Growth Master Portfolio, 99.0% for Columbia Large Cap Core Master Portfolio, 99.3% for Columbia Marsico Focused Equities Master Portfolio and 97.5% for Columbia Small Cap Growth Master Portfolio at September 30, 2005). The financial statements of the Master Portfolios, including their investment portfolios, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Columbia Management Advisors, LLC, whose financial statements are not presented here, also invest in the Master Portfolios.

Columbia Small Cap Value Fund II and Columbia Marsico 21st Century Fund also operate in a master-feeder structure. The Funds seek to achieve their investment objectives by investing substantially all of their assets in Columbia Small Cap Value Master Portfolio and Columbia Marsico 21st Century Master Portfolio, respectively, which have the same investment objective as their corresponding feeder fund. Columbia Small Cap Value Master Portfolio and Columbia Marsico 21st Century Master Portfolio are each a series of the Master Trust. Because the value of each Fund's investment in their respective master portfolio as of and for the six months ended September 30, 2005 represented substantially all of the beneficial interests in their respective Master Portfolio, the financial statements for the Columbia Small Cap Value Fund II and Columbia Marsico 21st Century Fund reflect the consolidation of the respective master portfolio. Separate financial

Notes to financial statements (continued)  September 30, 2005 (unaudited)

statements for the Columbia Small Cap Value Master Portfolio and Columbia Marsico 21st Century Master Portfolio have not been prepared and references in this report to Columbia Small Cap Value Fund II and Columbia Marsico 21st Century Fund should be read to include references to the corresponding master portfolios.

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master Portfolio, Nations Marsico Focused Equities Master Portfolio, Nations Small Company Master Portfolio, Nations SmallCap Value Master Portfolio and Nations Marsico 21st Century Master Portfolio were renamed Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio, Columbia Small Cap Growth Master Portfolio, Columbia Small Cap Value Master Portfolio and Columbia Marsico 21st Century Master Portfolio, respectively.

Fund shares: The Funds currently offer four classes of shares: Class A, Class B, Class C and Class Z shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. On August 22, 2005, Investor A, Investor B, Investor C and Primary A shares of the Funds were redesignated Class A, Class B, Class C and Class Z shares, respectively.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation: Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including, but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

Dollar rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced'' mortgage-backed securities ("TBA Dollar Rolls'') as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Dollar rolls outstanding are included in "Investments purchased on a delayed delivery basis" in

Notes to financial statements (continued)  September 30, 2005 (unaudited)

the Statements of assets and liabilities. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll purchase commitments.

Repurchase agreements:  Each Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Funds estimate components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Expenses: General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter by Columbia Convertible Securities Fund, Columbia Asset Allocation Fund II, Columbia Large Cap Value Fund and Columbia Mid Cap Value Fund. Distributions from net investment income are declared and paid annually by the remaining Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax status: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Indemnification:  In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains
Columbia Convertible Securities Fund	$44,402,703	$13,444,327
Columbia Asset Allocation Fund II	2,588,188	-
Columbia Large Cap Value Fund	23,869,818	-
Columbia Mid Cap Value Fund	22,969,776	24,069,148
Columbia Small Cap Value Fund II	8,687,061	7,353,365
Columbia Large Cap Core Fund	16,285,128	-

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Fund	Unrealized Appreciation		Unrealized Depreciation	Net Unrealized Appreciation
Columbia Convertible Securities Fund	$190,938,492		$(22,950,378)	$167,988,114
Columbia Asset Allocation Fund II	26,162,727		(3,776,365)	22,386,362
Columbia Large Cap Value Fund	632,749,364		(72,205,070)	560,544,294
Columbia Mid Cap Value Fund	583,706,854		(32,562,282)	551,144,572
Columbia Small Cap Value Fund II	47,206,869		(3,196,958)	44,009,911
Columbia Marsico Growth Fund	-	*	- *	-	*
Columbia Large Cap Core Fund	-	*	- *	-	*
Columbia Marsico Focused Equities Fund	-	*	- *	-	*
Columbia Marsico Mid Cap Growth Fund	70,927,174		(13,193,366)	57,733,808
Columbia Marsico 21st Century Fund	81,838,954		(13,969,300)	67,869,654
Columbia Small Cap Growth Fund II	-	*	- *	-	*

*  See corresponding Master Trust notes to financial statements for tax basis information.

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2008		Expiring in 2009		Expiring in 2010		Expiring in 2011	Expiring in 2012	Expiring in 2013
Columbia Asset Allocation Fund II	$-		$-		$3,282,814		$18,585,125	$11,286,964	$-
Columbia Marsico Growth Fund	5,918,704	*	13,629,609	*	122,629,443	*	61,903,630	-	30,480,049
Columbia Large Cap Core Fund	-		-		-		72,851,676	91,680,782	-
Columbia Marsico Focused Equities Fund	-		11,303,101		375,724,586		145,695,377	-	732,294
Columbia Marsico Mid Cap Growth Fund	-		-		-		49,030,364	65,014,560	-
Columbia Marsico 21st Century Fund	-		-		15,335,173		1,799,914	-	-
Columbia Small Cap Growth Fund II	-		-		-		-	4,470,952	-

*  Utilization of these losses in future years may be limited under Federal tax laws.

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Funds. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP''), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA''), was the investment advisor to the Funds, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
Fund	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Convertible Securities Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Asset Allocation Fund II	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Columbia Large Cap Value Fund	0.60%	0.55%	0.50%	0.45%	0.43%	0.41%
Columbia Mid Cap Value Fund	0.65%	0.60%	0.55%	0.50%	0.50%	0.50%
Columbia Small Cap Value Fund II	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Columbia Marsico Mid Cap Growth Fund	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Columbia Marsico 21st Century Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%

The Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II indirectly pay for investment advisory and sub-advisory services through their investments in their corresponding Master Portfolios (See Note 4 of Notes to financial statements of the Master Portfolios).

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Funds were as follows:

Fund	Annualized Effective Fee Rates
Columbia Convertible Securities Fund	0.60%
Columbia Asset Allocation Fund II	0.60%
Columbia Large Cap Value Fund	0.53%
Columbia Mid Cap Value Fund	0.63%
Columbia Small Cap Value Fund II	0.70%
Columbia Marsico Mid Cap Growth Fund	0.65%
Columbia Marsico 21st Century Fund	0.75%

Sub-advisory fee: Marsico Capital Management, LLC ("Marsico''), a wholly-owned subsidiary of BOA, has been retained by Columbia as sub-advisor to the Columbia Marsico 21st Century Fund and the Columbia Marsico Mid Cap Growth Fund. As the sub-advisor, Marsico is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration fee: Columbia provides administrative and other services to the Funds. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Funds. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Funds under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Funds.

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly based on each Fund's average daily net assets at the following annual rates:

Fund	Annual Fee Rate
Columbia Convertible Securities Fund	0.17%
Columbia Asset Allocation Fund II	0.12%
Columbia Large Cap Value Fund	0.17%
Columbia Mid Cap Value Fund	0.17%
Columbia Small Cap Value Fund II	0.17%
Columbia Marsico Growth Fund	0.12%
Columbia Large Cap Core Fund	0.12%
Columbia Marsico Focused Equities Fund	0.12%
Columbia Marsico Mid Cap Growth Fund	0.23%
Columbia Marsico 21st Century Fund	0.22%
Columbia Small Cap Growth Fund II	0.12%

Columbia has contractually agreed to waive a portion of its administration fee for the Columbia Large Cap Value Fund at an annual rate of 0.04% of the Columbia Large Cap Value Fund's average daily net assets up to $500 million. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Funds Services, Inc., an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC, Inc. ("PFPC") served as the transfer agent for the Funds' shares and BOA served as the sub-transfer agent for the Class Z shares (formerly Primary A shares) of the Funds. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at an annual rate of $15.23 per open account. For omnibus accounts, the Transfer Agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Effective September 1, 2005, for accounts other than omnibus accounts, the Transfer Agent has voluntarily agreed to waive a portion of its fees so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually for the Columbia Convertible Securities Fund, Columbia Asset Allocation Fund II, Columbia Large Cap Value Fund, Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico 21st Century Fund and Columbia Small Cap Growth Fund II. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Prior to August 22, 2005, BOA was entitled to receive from PFPC a fee equal to the costs incurred by BOA in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Class Z shares of each Fund. These amounts are included in "Transfer agent fees" on the Statements of operations. For the period ended August 22, 2005, BOA earned sub-transfer agent fees from the Funds as follows:

Fund	Sub-Transfer Agent Fee
Columbia Convertible Securities Fund	$11,211
Columbia Asset Allocation Fund II	207
Columbia Large Cap Value Fund	11,745
Columbia Mid Cap Value Fund	6,250
Columbia Small Cap Value Fund II	1,931
Columbia Marsico Growth Fund	10,302
Columbia Large Cap Core Fund	13,888
Columbia Marsico Focused Equities Fund	4,824
Columbia Marsico Mid Cap Growth Fund	4,349
Columbia Marsico 21st Century Fund	1,588
Columbia Small Cap Growth Fund II	3,743

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Underwriting discounts, service and distribution fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Funds' shares. Prior to August 22, 2005, BACAP Distributors, a wholly-owned subsidiary of BOA, served as the distributor of the Funds' shares, under the same fee structure. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc. was then renamed Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts and net contingent deferred sales charge ("CDSC") fees as follows:

	Front End Sales Charge	CDSC
Fund	Class A	Class A	Class B	Class C
Columbia Convertible Securities Fund	$19,050	$5,072	$147,319	$4,758
Columbia Asset Allocation Fund II	2,721	-	17,441	158
Columbia Large Cap Value Fund	13,217	17	59,694	4,831
Columbia Mid Cap Value Fund	14,036	-	9,959	288
Columbia Small Cap Value Fund II	252	-	3,808	6
Columbia Marsico Growth Fund	187,298	609	139,756	60,967
Columbia Large Cap Core Fund	25,525	-	25,431	-
Columbia Marsico Focused Equities Fund	78,555	60	425,493	21,958
Columbia Marsico Mid Cap Growth Fund	2,470	-	21,685	96
Columbia Marsico 21st Century Fund	134,068	-	59,897	10,537
Columbia Small Cap Growth Fund II	1,858	92	17,857	958

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Expense limits and fee reimbursements: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses through July 31, 2006 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Fund	Annual Rate
Columbia Mid Cap Value Fund	1.25%
Columbia Small Cap Value Fund II	1.30%
Columbia Small Cap Growth Fund II	1.15%

Columbia and/or the Distributor are entitled to recover from the Columbia Mid Cap Value Fund, Columbia Small Cap Value Fund II and Columbia Small Cap Growth Fund II any fees waived or expenses reimbursed by Columbia and/or the Distributor during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

Notes to financial statements (continued)  September 30, 2005 (unaudited)

At September 30, 2005, the amounts potentially recoverable by Columbia and/or the Distributor pursuant to this arrangement are as follows:

	Amount of potential recovery expiring			Total potential	Amount recovered during period ended
Fund	3/31/08	3/31/07	3/31/06	recovery	9/30/05
Columbia Small Cap Value Fund II	$21,754	$60,262	$117,740	$199,756	$-
Columbia Small Cap Growth Fund II	335,159	531,292	405,127	1,271,578	-

Fees paid to officers and trustees:  With exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees'' on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees'' on the Statements of assets and liabilities.

As a result of mergers (see Note 9), the Columbia Large Cap Value Fund and Columbia Mid Cap Value Fund assumed the assets and liabilities of the deferred compensation plan of acquired funds. The deferred compensation plan may be terminated at any time. Benefits under this deferred compensation plan are funded and any payments to plan participants are paid solely out of the Fund's assets.

Custody credits: Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other:  Prior to the appointment of State Street as sub-administrator to the Funds, the Funds made daily investments of cash balances in Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included as "Dividends from affiliates" on the Statements of operations. BACAP and BACAP Distributors earned advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory fees (earned by BACAP)	Administration fees (earned by BACAP Distributors)
Columbia Convertible Securities Fund	$12,940	$6,470
Columbia Asset Allocation Fund II	3,380	1,690
Columbia Large Cap Value Fund	7,102	3,551
Columbia Mid Cap Value Fund	2,203	1,102
Columbia Small Cap Value Fund II	1,603	802
Columbia Marsico Mid Cap Growth Fund	7,079	3,540
Columbia Marsico 21st Century Fund	5,408	2,704

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities	Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Columbia Convertible Securities Fund	$-	$2,180,909	$329,532,942	$410,262,227
Columbia Asset Allocation Fund II	116,117,956	88,248,569	22,480,237	59,022,226
Columbia Large Cap Value Fund	-	-	711,107,801	777,710,803
Columbia Mid Cap Value Fund	-	-	208,466,278	262,148,288
Columbia Small Cap Value Fund II	-	-	67,656,686	82,779,277
Columbia Marsico Mid Cap Growth Fund	-	-	472,092,242	464,383,178
Columbia Marsico 21st Century Fund	-	-	597,552,971	384,071,200

Note 6.  Shares of beneficial interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares based on the following conditions:

Class B shares purchased:	Will convert to Class A shares after:
- after November 15, 1998	Eight years

- between August 1, 1997 and November 15, 1998

$0 - $249,999	Nine years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

- before August 1, 1997	Nine years

See Schedules of capital stock activity.

As of September 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Convertible Securities Fund	1	58.0%
Columbia Asset Allocation Fund II	1	13.7
Columbia Large Cap Value Fund	1	25.5
Columbia Mid Cap Value Fund	1	28.9
Columbia Small Cap Value Fund II	2	82.0
Columbia Marsico Growth Fund	1	27.4
Columbia Large Cap Core Fund	3	76.5
Columbia Marsico Focused Equities Fund	1	10.6
Columbia Marsico Mid Cap Growth Fund	3	80.8
Columbia Marsico 21st Century Fund	1	22.9
Columbia Small Cap Growth Fund II	1	56.2

Notes to financial statements (continued)  September 30, 2005 (unaudited)

As of September 30, 2005, several of the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Large Cap Value Fund	1	5.7%
Columbia Mid Cap Value Fund	1	5.8
Columbia Small Cap Value Fund II	1	8.4
Columbia Marsico Growth Fund	2	32.9
Columbia Marsico Focused Equities Fund	1	27.0
Columbia Marsico 21st Century Fund	2	26.8

Note 7.  Line of credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement''). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2005, the Funds, with the exception of Columbia Asset Allocation Fund II, did not borrow under these arrangements.

During the six months ended September 30, 2005, the average daily loan balance outstanding during the period for the Columbia Asset Allocation Fund II was $1,601 at a weighted average interest rate of 3.51%.

Note 8.  Securities lending

Under an agreement with BNY, the Funds were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Fund from securities lending is included in the Statements of operations. At September 30, 2005, the Funds did not participate in a securities lending program.

Note 9.  Disclosure of significant risks and contingencies

Foreign securities: Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal proceedings: On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist

Notes to financial statements (continued)  September 30, 2005 (unaudited)

order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Notes to financial statements (continued)  September 30, 2005 (unaudited)

For the six months ended September 30, 2005, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia Convertible Securities Fund	$269,537
Columbia Large Cap Value Fund	352,291
Columbia Marsico Growth Fund	516,133
Columbia Large Cap Core Fund	279,714
Columbia Marsico Focused Equities Fund	585,927
Columbia Small Cap Growth Fund II	92,062

Note 10.  Business combinations and mergers

On September 16, 2005, Columbia Growth & Income Fund and Columbia Tax Managed Value Fund merged into the Nations Value Fund. The Nations Value Fund received a tax-free transfer of assets from Columbia Growth & Income Fund and the Columbia Tax Managed Value Fund as follows:

	Shares Issued	Net Assets Received	Unrealized Appreciation*
Columbia Growth & Income Fund	132,065,046	$1,793,463,094	$234,814,093
Columbia Tax Managed Value Fund	4,964,410	66,616,098	9,526,362
	Net Assets of Nations Value Fund Prior to Combination	Net Assets of Columbia Growth & Income Fund and Columbia Tax Managed Value Fund Immediately Prior to Combination	Net Assets of Nations Value Fund After Combination
	$1,792,217,194	$1,860,079,192	$3,652,296,386

* Unrealized appreciation is included in the respective Net Assets Received.

The Nations Value Fund was then renamed Columbia Large Cap Value Fund.

On September 23, 2005, Columbia Mid Cap Value Fund merged into Nations MidCap Value Fund. The Nations MidCap Value Fund received a tax-free transfer of assets from Columbia Mid Cap Value Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation*
127,098,038	$1,759,839,928	$408,097,833
Net Assets of Nations MidCap Value Fund Prior to Combination	Net Assets of Columbia Mid Cap Value Fund Immediately Prior to Combination	Net Assets of Nations MidCap Value Fund After Combination
$618,343,345	$1,759,839,928	$2,378,183,273

* Unrealized appreciation is included in the Net Assets Received.

The Nations MidCap Value Fund was then renamed Columbia Mid Cap Value Fund.

Columbia Funds Master Investment Trust

Columbia Marsico Growth Master Portfolio, Columbia Large Cap Core Master Portfolio, Columbia Marsico Focused Equities Master Portfolio and Columbia Small Cap Growth Master Portfolio Semiannual Report

  September 30, 2005 (unaudited)

The following pages should be read in conjunction with Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund and Columbia Small Cap Growth Fund II Semiannual Reports.

Columbia Funds Master Investment Trust

Columbia Marsico Growth Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 90.8%
	Consumer discretionary - 18.4%
	Hotels, restaurants & leisure - 7.0%
208,909	Four Seasons Hotels, Inc.	11,991,376
1,585,985	MGM Mirage(a)	69,418,563
893,518	Starbucks Corp.(a)	44,765,252
763,505	Wynn Resorts Ltd.(a)	34,472,251
1,418,607	Yum! Brands, Inc.	68,674,765
		229,322,207
	Household durables - 5.7%
340,646	Harman International Industries, Inc.	34,837,867
728,167	KB Home	53,301,824
793,540	Lennar Corp., Class A	47,421,950
269,197	M.D.C. Holdings, Inc.	21,236,951
650,437	Toll Brothers, Inc.(a)	29,055,021
		185,853,613
	Multiline retail - 1.8%
1,158,035	Target Corp.	60,136,758
	Specialty retail - 3.9%
2,009,849	Lowe's Companies, Inc.	129,434,276
	Consumer staples - 4.8%
	Beverages - 0.4%
229,658	PepsiCo, Inc.	13,023,905
	Food & staples retailing - 1.8%
1,229,193	CVS Corp.	35,658,889
527,149	Walgreen Co.	22,904,624
		58,563,513
	Household products - 2.6%
1,429,780	Procter & Gamble Co.	85,014,719
	Energy - 5.9%
	Energy equipment & services - 1.5%
703,273	Halliburton Co.	48,188,266
	Oil, gas & consumable fuels - 4.4%
701,399	Canadian Natural Resources Ltd.	31,696,221
1,580,143	Exxon Mobil Corp.	100,402,286
166,520	Peabody Energy Corp.	14,045,962
		146,144,469

Shares		Value ($)
	Financials - 12.6%
	Capital markets - 4.2%
257,054	Goldman Sachs Group, Inc.	31,252,625
413,190	Lehman Brothers Holdings, Inc.	48,128,371
686,688	UBS AG, Registered Shares(a)	58,711,824
		138,092,820
	Commercial banks - 0.4%
749,350	UCBH Holdings, Inc.	13,728,092
	Consumer finance - 2.2%
1,323,341	SLM Corp.	70,984,011
	Diversified financial services - 2.2%
219,702	Chicago Mercantile Exchange	74,105,485
	Insurance - 1.0%
306,961	Progressive Corp.	32,160,304
	Real estate - 1.1%
662,501	KKR Financial Corp., REIT	14,734,022
323,385	St. Joe Co.	20,195,393
		34,929,415
	Thrifts & mortgage finance - 1.5%
1,523,271	Countrywide Financial Corp.	50,237,478
	Health care - 24.1%
	Biotechnology - 10.1%
1,119,046	Amgen, Inc.(a)	89,154,395
2,322,112	Genentech, Inc.(a)	195,545,051
670,745	Genzyme Corp.(a)	48,052,172
		332,751,618
	Health care equipment & supplies - 4.4%
1,260,422	Medtronic, Inc.	67,583,828
1,092,917	Zimmer Holdings, Inc.(a)	75,291,052
		142,874,880
	Health care providers & services - 7.1%
442,344	Quest Diagnostics, Inc.	22,356,066
3,761,898	UnitedHealth Group, Inc.(a)	211,418,667
		233,774,733
	Pharmaceuticals - 2.5%
556,535	Amylin Pharmaceuticals, Inc.(a)	19,361,853
975,914	Johnson & Johnson	61,755,838
		81,117,691

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Marsico Growth Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Industrials - 15.0%
	Aerospace & defense - 3.2%
597,347	General Dynamics Corp.	71,412,834
578,489	Lockheed Martin Corp.	35,310,968
		106,723,802
	Air freight & logistics - 3.1%
1,167,806	FedEx Corp.	101,750,937
	Industrial conglomerates - 2.9%
2,831,282	General Electric Co.	95,329,265
	Machinery - 3.6%
2,007,294	Caterpillar, Inc.	117,928,523
	Road & rail - 2.2%
785,529	Burlington Northern Santa Fe Corp.	46,974,634
358,976	Union Pacific Corp.	25,738,579
		72,713,213
	Information technology - 8.5%
	Communications equipment - 4.8%
3,835,779	Motorola, Inc.	84,732,358
1,650,388	QUALCOMM, Inc.	73,854,863
		158,587,221
	Computers & peripherals - 1.0%
633,840	Apple Computer, Inc.(a)	33,980,163
	Internet software & services - 2.7%
273,968	Google, Inc., Class A(a)	86,699,913
	Utilities - 1.5%
	Independent power producers & energy traders - 1.5%
449,028	TXU Corp.	50,686,281
	Total common stocks (Cost of $2,435,282,136)	2,984,837,571
Par ($)
	Convertible bond - 1.3%
	Consumer discretionary - 1.3%
	Hotels, restaurants & leisure - 1.3%
20,000,000	Wynn Resorts, Inc. 6.000% 07/15/15	41,626,800
	Total convertible bond (Cost of $19,654,202)	41,626,800

Shares		Value ($)
	Investment company - 4.5%
147,251,745	SSgA Prime Money Market Fund	147,251,745
	Total investment company (Cost of $147,251,745)	147,251,745
Par ($)
	Short-term obligation - 4.9%
	U.S. Government obligation - 4.9%
160,838,000	Federal Home Loan Bank Discount Note 3.100% 10/03/05(b)	160,810,300
	Total short-term obligation (Cost of $160,810,300)	160,810,300
Total investments (Cost of $2,762,998,383)(c)	101.5%	3,334,526,416
Other assets & liabilities, net	(1.5)%	(47,672,557)
Net assets	100.0%	3,286,853,859

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate as of September 30, 2005.

(c)  Cost for federal income tax purposes is $2,762,998,383.

At September 30, 2005, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Health care	24.1%
Consumer discretionary	19.7
Industrials	15.0
Financials	12.6
Information technology	8.5
Energy	5.9
Consumer staples	4.8
Utilities	1.5
Investment company	4.5
Short-term obligation	4.9
Other assets & liabilities, net	(1.5)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Large Cap Core Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 99.7%
	Consumer discretionary - 10.7%
	Automobiles - 0.4%
122,226	Harley-Davidson, Inc.	5,920,627
	Hotels, restaurants & leisure - 2.8%
200,240	Brinker International, Inc.	7,521,014
306,070	Carnival Corp.	15,297,379
106,095	GTECH Holdings Corp.	3,401,406
541,625	McDonald's Corp.	18,139,021
		44,358,820
	Household durables - 0.3%
70,125	Ryland Group, Inc.	4,797,953
	Media - 1.8%
113,928	Dreamworks Animation SKG, Inc., Class A(a)	3,151,248
268,803	McGraw-Hill Companies, Inc.	12,913,296
816,250	News Corp., Class A	12,725,338
		28,789,882
	Multiline retail - 1.5%
271,559	Federated Department Stores, Inc.	18,159,151
136,660	Nordstrom, Inc.	4,690,171
		22,849,322
	Specialty retail - 2.9%
331,940	American Eagle Outfitters, Inc.	7,810,548
487,954	Home Depot, Inc.	18,610,565
119,129	Lowe's Companies, Inc.	7,671,908
562,200	Staples, Inc.	11,986,104
		46,079,125
	Textiles, apparel & luxury goods - 1.0%
201,500	NIKE, Inc., Class B	16,458,520
	Consumer staples - 9.5%
	Beverages - 4.2%
452,152	Coca-Cola Co.	19,528,445
255,400	Diageo PLC, ADR	14,815,754
568,745	PepsiCo, Inc.	32,253,529
		66,597,728
	Food & staples retailing - 1.5%
319,700	Albertson's, Inc.	8,200,305
334,770	Wal-Mart Stores, Inc.	14,669,621
		22,869,926
	Food products - 0.9%
119,770	Hershey Co.	6,744,249
393,700	Sara Lee Corp.	7,460,615
		14,204,864
	Household products - 1.5%
446,050	Colgate-Palmolive Co.	23,546,979

Shares		Value ($)
	Tobacco - 1.4%
237,250	Altria Group, Inc.	17,487,698
114,300	UST, Inc.	4,784,598
		22,272,296
	Energy - 9.8%
	Energy equipment & services - 3.0%
341,700	BJ Services Co.	12,297,783
133,050	Cooper Cameron Corp.(a)	9,836,387
139,600	Nabors Industries Ltd.(a)	10,027,468
176,100	Schlumberger Ltd.	14,859,318
		47,020,956
	Oil, gas & consumable fuels - 6.8%
142,900	Arch Coal, Inc.	9,645,750
441,400	ChevronTexaco Corp.	28,571,822
594,650	ConocoPhillips	41,571,981
442,940	Exxon Mobil Corp.	28,144,408
		107,933,961
	Financials - 19.7%
	Capital markets - 2.0%
177,500	A.G. Edwards, Inc.	7,776,275
132,600	Lehman Brothers Holdings, Inc.	15,445,248
158,615	Northern Trust Corp.	8,017,988
		31,239,511
	Commercial banks - 5.4%
168,050	Cullen/Frost Bankers, Inc.	8,291,587
228,750	KeyCorp	7,377,188
179,975	PNC Financial Services Group, Inc.	10,442,149
521,748	U.S. Bancorp	14,650,684
463,225	Wachovia Corp.	22,044,878
254,425	Wells Fargo & Co.	14,901,672
110,675	Zions Bancorporation	7,881,167
		85,589,325
	Consumer finance - 1.0%
233,700	AmeriCredit Corp.(a)	5,578,419
437,199	MBNA Corp.	10,772,583
		16,351,002
	Diversified financial services - 4.0%
300,025	CIT Group, Inc.	13,555,130
1,072,450	Citigroup, Inc.	48,817,924
		62,373,054
	Insurance - 6.0%
179,025	AFLAC, Inc.	8,109,833
141,600	Allstate Corp.	7,829,064
323,577	Genworth Financial, Inc., Class A	10,432,122
333,850	Hartford Financial Services Group, Inc.	25,763,204
283,899	SAFECO Corp.	15,154,529

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Large Cap Core Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Insurance - (continued)
793,575	UnumProvident Corp.	16,268,288
165,415	XL Capital Ltd., Class A	11,253,182
		94,810,222
	Thrifts & mortgage finance - 1.3%
267,450	Fannie Mae	11,987,109
193,700	PMI Group, Inc.	7,722,819
		19,709,928
	Health care - 13.1%
	Biotechnology - 1.5%
241,773	Amgen, Inc.(a)	19,262,055
184,300	Vertex Pharmaceuticals, Inc.(a)	4,119,105
		23,381,160
	Health care equipment & supplies - 0.5%
96,077	Bausch & Lomb, Inc.	7,751,492
	Health care providers & services - 3.3%
88,765	CIGNA Corp.	10,461,843
370,930	HCA, Inc.	17,774,965
78,200	Laboratory Corp. of America Holdings(a)	3,809,122
99,500	Lincare Holdings, Inc.(a)	4,084,475
61,591	Quest Diagnostics, Inc.	3,112,809
235,268	UnitedHealth Group, Inc.	13,222,062
		52,465,276
	Pharmaceuticals - 7.8%
493,450	Abbott Laboratories	20,922,280
118,100	AstraZeneca PLC, ADR	5,562,510
164,800	GlaxoSmithKline PLC, ADR	8,450,944
526,975	Johnson & Johnson	33,346,978
275,627	Merck & Co., Inc.	7,499,811
193,700	Novartis AG, ADR	9,878,700
1,193,670	Pfizer, Inc.	29,805,940
117,290	Schering AG	7,436,186
		122,903,349
	Industrials - 11.7%
	Aerospace & defense - 1.9%
120,700	Boeing Co.	8,201,565
427,400	United Technologies Corp.	22,156,416
		30,357,981
	Air freight & logistics - 1.2%
261,025	United Parcel Service, Inc., Class B	18,044,658
	Commercial services & supplies - 1.9%
310,300	Cendant Corp.	6,404,592
189,700	ChoicePoint, Inc.(a)	8,189,349
109,430	R.R. Donnelley & Sons Co.	4,056,570
403,600	Waste Management, Inc.	11,546,996
		30,197,507

Shares		Value ($)
	Industrial conglomerates - 3.7%
1,167,673	General Electric Co.	39,315,550
114,200	Textron, Inc.	8,190,424
408,255	Tyco International Ltd.	11,369,902
		58,875,876
	Machinery - 2.4%
247,000	Eaton Corp.	15,696,850
144,835	Illinois Tool Works, Inc.	11,924,266
246,550	Ingersoll-Rand Co., Ltd., Class A	9,425,606
		37,046,722
	Road & rail - 0.4%
115,295	Burlington Northern Santa Fe Corp.	6,894,641
	Transportation - 0.2%
153,300	Laidlaw International, Inc.	3,705,261
	Information technology - 15.3%
	Communications equipment - 2.6%
988,500	Avaya, Inc.(a)	10,181,550
1,259,625	Cisco Systems, Inc.(a)	22,585,076
497,940	Nokia Oyj, ADR	8,420,166
		41,186,792
	Computers & peripherals - 4.0%
494,300	Dell, Inc.(a)	16,905,060
640,800	Hewlett-Packard Co.	18,711,360
247,760	International Business Machines Corp.	19,875,307
258,100	NCR Corp.(a)	8,235,971
		63,727,698
	Semiconductors & semiconductor equipment - 3.9%
488,100	Intel Corp.	12,031,665
80,375	KLA-Tencor Corp.	3,919,085
128,400	Marvell Technology Group Ltd.(a)	5,920,524
726,890	MEMC Electronic Materials, Inc.(a)	16,565,823
166,300	National Semiconductor Corp.	4,373,690
1,257,532	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,336,913
238,100	Texas Instruments, Inc.	8,071,590
		61,219,290
	Software - 4.8%
190,800	Amdocs Ltd.(a)	5,290,884
333,300	Autodesk, Inc.	15,478,452
1,365,480	Microsoft Corp.	35,133,800
254,200	SAP AG, ADR	11,014,486
360,715	Symantec Corp.(a)	8,173,802
		75,091,424
	Materials - 3.2%
	Chemicals - 1.2%
165,400	BASF AG, ADR	12,471,160
136,900	Eastman Chemical Co.	6,430,193
		18,901,353
	Construction materials - 0.9%
184,506	Vulcan Materials Co.	13,692,190

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Large Cap Core Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Metals & mining - 0.6%
231,672	Companhia Vale do Rio Doce, ADR	10,161,134
	Paper & forest products - 0.5%
229,672	Georgia-Pacific Corp.	7,822,628
	Telecommunication services - 3.1%
	Diversified telecommunication services - 3.1%
244,825	ALLTEL Corp.	15,940,556
430,525	BellSouth Corp.	11,322,808
551,400	Citizens Communications Co.	7,471,470
585,250	SBC Communications, Inc.	14,028,442
		48,763,276
	Utilities - 3.6%
	Electric utilities - 2.5%
298,000	Edison International	14,089,440
226,700	Exelon Corp.	12,114,848
313,775	PG&E Corp.	12,315,669
		38,519,957
	Independent power producers & energy traders - 0.4%
109,700	Constellation Energy Group, Inc.	6,757,520
	Multi-utilities - 0.7%
245,985	Sempra Energy	11,576,054
	Total common stocks (Cost of $1,442,577,837)	1,572,817,240
Total investments (Cost of $1,442,577,837)(b)	99.7%	1,572,817,240
Other assets & liabilities, net	0.3%	5,433,187
Net assets	100.0%	1,578,250,427

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $1,442,577,837.

At September 30, 2005, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Financials	19.7%
Information technology	15.3
Health care	13.1
Industrials	11.7
Consumer discretionary	10.7
Energy	9.8
Consumer staples	9.5
Utilities	3.6
Materials	3.2
Telecommunication services	3.1
Other assets & liabilities, net	0.3
100.0%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Marsico Focused Equities Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 97.7%
	Consumer discretionary - 13.8%
	Hotels, restaurants & leisure - 6.9%
740,564	Four Seasons Hotels, Inc.	42,508,374
1,942,074	MGM Mirage(a)	85,004,579
963,034	Starbucks Corp.(a)	48,248,003
1,384,339	Wynn Resorts Ltd.(a)	62,502,906
		238,263,862
	Household durables - 1.7%
953,996	Lennar Corp., Class A	57,010,801
	Specialty retail - 5.2%
2,793,106	Lowe's Companies, Inc.	179,876,026
	Consumer staples - 6.2%
	Food & staples retailing - 1.0%
1,215,649	CVS Corp.	35,265,978
	Household products - 5.2%
2,976,864	Procter & Gamble Co.	177,004,333
	Energy - 5.7%
	Energy equipment & services - 0.7%
347,779	Halliburton Co.	23,829,817
	Oil, gas & consumable fuels - 5.0%
2,740,451	Exxon Mobil Corp.	174,128,257
	Financials - 18.3%
	Capital markets - 7.4%
1,319,211	Goldman Sachs Group, Inc.	160,389,673
1,102,165	UBS AG, Registered Shares	94,235,108
		254,624,781
	Consumer finance - 4.3%
2,717,212	SLM Corp.	145,751,252
	Diversified financial services - 4.1%
420,490	Chicago Mercantile Exchange	141,831,277
	Thrifts & mortgage finance - 2.5%
2,600,371	Countrywide Financial Corp.	85,760,235
	Health care - 24.9%
	Biotechnology - 10.1%
1,196,548	Amgen, Inc.(a)	95,328,979
2,987,464	Genentech, Inc.(a)	251,574,344
		346,903,323

Shares		Value ($)
	Health care equipment & supplies - 5.1%
844,415	Medtronic, Inc.	45,277,532
1,870,839	Zimmer Holdings, Inc.(a)	128,882,099
		174,159,631
	Health care providers & services - 8.0%
4,926,057	UnitedHealth Group, Inc.	276,844,403
	Pharmaceuticals - 1.7%
915,191	Johnson & Johnson	57,913,287
	Industrials - 14.3%
	Air freight & logistics - 3.6%
1,409,441	FedEx Corp.	122,804,594
	Industrial conglomerates - 4.1%
4,140,123	General Electric Co.	139,397,941
	Machinery - 5.2%
3,075,254	Caterpillar, Inc.	180,671,173
	Road & rail - 1.4%
822,730	Burlington Northern Santa Fe Corp.	49,199,254
	Information technology - 10.6%
	Communications equipment - 7.8%
4,711,721	Motorola, Inc.	104,081,917
3,701,117	QUALCOMM, Inc.	165,624,986
		269,706,903
	Internet software & services - 2.8%
300,890	Google, Inc., Class A(a)	95,219,649
	Utilities - 3.9%
	Independent power producers & energy traders - 3.9%
1,193,574	TXU Corp.	134,730,633
	Total common stocks (Cost of $2,469,956,539)	3,360,897,410
	Investment company - 2.2%
75,788,483	SSgA Prime Money Market Fund	75,788,483
	Total investment company (Cost of $75,788,483)	75,788,483
Total investments (Cost of $2,545,745,022)(b)	99.9%	3,436,685,893
Other assets & liabilities, net	0.1%	2,810,687
Net assets	100.0%	3,439,496,580

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Marsico Focused Equities Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $2,545,745,022.

At September 30, 2005, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Health care	24.9%
Financials	18.3
Industrials	14.3
Consumer discretionary	13.8
Information technology	10.6
Consumer staples	6.2
Energy	5.7
Utilities	3.9
Investment company	2.2
Other assets & liabilities, net	0.1
100.0%

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Small Cap Growth Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 97.0%
	Consumer discretionary - 15.4%
	Automobiles - 0.7%
20,086	Thor Industries, Inc.	682,924
90,290	Winnebago Industries, Inc.	2,615,701
		3,298,625
	Diversified consumer services - 0.7%
110,296	Education Management Corp.(a)	3,555,943
	Hotels, restaurants & leisure - 3.9%
163,975	Gaylord Entertainment Co.(a)	7,813,409
115,045	Isle of Capris Casinos, Inc.(a)	2,459,662
57,900	Kerzner International Ltd.(a)	3,216,345
58,440	Lakes Entertainment, Inc.(a)	587,322
121,640	RARE Hospitality International, Inc.(a)	3,126,148
77,575	Scientific Games Corp., Class A(a)	2,404,825
		19,607,711
	Household durables - 0.4%
76,235	Yankee Candle Co., Inc.	1,867,758
	Internet & catalog retail - 1.6%
81,785	Blue Nile, Inc.(a)	2,587,677
118,552	Coldwater Creek, Inc.(a)	2,989,882
46,570	Netflix, Inc.(a)	1,210,354
25,540	Overstock.com, Inc.(a)	979,459
		7,767,372
	Media - 3.2%
68,300	aQuantive, Inc.(a)	1,374,879
16,510	Arbitron, Inc.	657,758
399,435	Lions Gate Entertainment Corp.(a)	3,810,610
60,375	R.H. Donnelley Corp.(a)	3,819,322
277,330	Radio One, Inc., Class D(a)	3,646,890
68,490	Valassis Communications, Inc.(a)	2,669,740
		15,979,199
	Specialty retail - 3.6%
52,900	Aeropostale, Inc.(a)	1,124,125
64,240	Charlotte Russe Holding, Inc.(a)	855,677
170,340	Finish Line, Inc., Class A	2,485,261
72,530	GameStop Corp., Class A(a)	2,282,519
21,780	Guitar Center, Inc.(a)	1,202,474
71,921	Hibbett Sporting Goods, Inc.(a)	1,600,231
42,690	Hot Topic, Inc.(a)	655,718
37,710	Jarden Corp.(a)	1,548,750
50,450	PETCO Animal Supplies, Inc.(a)	1,067,522
89,120	Talbots, Inc.	2,666,470
102,600	Tuesday Morning Corp.	2,654,262
		18,143,009
	Textiles, apparel & luxury goods - 1.3%
13,870	Carter's, Inc.(a)	787,816
68,205	Jos. A. Bank Clothiers, Inc.(a)	2,947,820
120,857	Wolverine World Wide, Inc.	2,544,040
		6,279,676

Shares		Value ($)
	Consumer staples - 1.4%
	Food & staples retailing - 0.2%
31,920	United Natural Foods, Inc.(a)	1,128,691
	Food products - 0.5%
84,515	Delta & Pine Land Co.	2,232,041
	Personal products - 0.7%
174,370	Nu Skin Enterprises, Inc., Class A	3,321,749
	Energy - 7.0%
	Energy equipment & services - 2.9%
63,167	Atwood Oceanics, Inc.(a)	5,319,293
53,225	CAL Dive International, Inc.(a)	3,374,997
15,580	Dril-Quip, Inc.(a)	747,840
44,380	Energy Conversion Devices, Inc.(a)	1,991,775
27,480	Hydril(a)	1,886,227
42,690	Tetra Technologies, Inc.(a)	1,332,782
		14,652,914
	Oil, gas & consumable fuels - 4.1%
38,110	Cheniere Energy, Inc.(a)	1,576,230
77,805	Denbury Resources, Inc.(a)	3,924,484
36,200	Encore Acquisition Co.(a)	1,406,370
34,430	Frontier Oil Corp.	1,526,971
23,330	Holly Corp.	1,492,653
22,950	KFx, Inc.(a)	392,904
93,149	Remington Oil & Gas Corp.(a)	3,865,683
33,420	St. Mary Land & Exploration Co.	1,223,172
215,245	Superior Energy Services, Inc.(a)	4,970,007
		20,378,474
	Financials - 9.8%
	Capital markets - 2.1%
141,994	Affiliated Managers Group, Inc.(a)	10,283,206
	Commercial banks - 4.6%
227,238	Boston Private Financial Holdings, Inc.	6,030,897
52,437	City National Corp.	3,675,309
97,972	Fidelity Bankshares, Inc.	2,993,045
94,680	Prosperity Bancshares, Inc.	2,864,070
105,449	South Financial Group, Inc.	2,830,251
113,975	Texas Capital Bancshares, Inc.(a)	2,410,571
44,610	Westamerica Bancorporation	2,304,106
		23,108,249
	Consumer finance - 1.1%
69,519	Nelnet, Inc., Class A(a)	2,642,417
120,220	World Acceptance Corp.(a)	3,054,790
		5,697,207

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Small Cap Growth Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Insurance - 1.0%
48,875	Selective Insurance Group, Inc.	2,389,988
60,305	Triad Guaranty, Inc.(a)	2,365,162
		4,755,150
	Real estate - 1.0%
137,114	Bluegreen Corp.(a)	2,420,062
98,377	Strategic Hotel Capital, Inc., REIT	1,796,364
29,970	Washington REIT	932,367
		5,148,793
	Health care - 18.6%
	Biotechnology - 4.6%
67,350	Abgenix, Inc.(a)	853,998
84,130	Amylin Pharmaceuticals, Inc.(a)	2,926,883
56,040	Arena Pharmaceuticals, Inc.(a)	554,796
94,675	AtheroGenics, Inc.(a)	1,517,640
87,880	CV Therapeutics, Inc.(a)	2,350,790
287,040	Exelixis, Inc.(a)	2,201,597
116,480	Human Genome Sciences, Inc.(a)	1,582,963
209,766	Illumina, Inc.(a)	2,687,102
32,925	Martek Biosciences Corp.(a)	1,156,655
82,100	Medarex, Inc.(a)	781,592
164,300	Protein Design Labs, Inc.(a)	4,600,400
90,100	Vertex Pharmaceuticals, Inc.(a)	2,013,735
		23,228,151
	Health care equipment & supplies - 5.7%
29,270	Advanced Neuromodulation Systems, Inc.(a)	1,389,154
243,190	American Medical Systems Holdings, Inc.(a)	4,900,278
110,604	Aspect Medical Systems, Inc.(a)	3,277,196
13,260	Foxhollow Technologies, Inc.(a)	631,309
15,640	Hologic, Inc.(a)	903,210
175,815	Immucor, Inc.(a)	4,824,364
29,620	Intuitive Surgical, Inc.(a)	2,170,850
104,945	Kyphon, Inc.(a)	4,611,283
61,030	Meridian Bioscience, Inc.	1,263,321
65,082	Nektar Therapeutics(a)	1,103,140
56,842	Respironics, Inc.(a)	2,397,596
31,370	Somanetics Corp.(a)	784,250
		28,255,951
	Health care providers & services - 5.8%
49,180	Allion Healthcare, Inc.(a)	885,732
54,900	Apria Healthcare Group, Inc.(a)	1,751,859
214,169	Centene Corp.(a)	5,360,650
82,200	HealthExtras, Inc.(a)	1,757,436
100,928	LifePoint Hospitals, Inc.(a)	4,413,582
19,090	Pediatrix Medical Group, Inc.(a)	1,466,494
44,700	PRA International(a)	1,354,857
10,280	Psychiatric Solutions, Inc.(a)	557,484
29,010	United Surgical Partners International, Inc.(a)	1,134,581
405,266	VCA Antech, Inc.(a)	10,342,388
		29,025,063

Shares		Value ($)
	Pharmaceuticals - 2.5%
87,915	Connetics Corp.(a)	1,486,643
47,980	Medicis Pharmaceutical Corp., Class A	1,562,229
94,890	MGI Pharma, Inc.(a)	2,211,886
27,270	New River Pharmaceuticals, Inc.(a)	1,307,324
40,575	Par Pharmaceutical Companies, Inc.(a)	1,080,106
101,570	Penwest Pharmaceuticals Co.(a)	1,780,522
137,100	Salix Pharmaceuticals Ltd.(a)	2,913,375
		12,342,085
	Industrials - 12.4%
	Aerospace & defense - 1.1%
27,010	Aviall, Inc.(a)	912,398
17,920	DRS Technologies, Inc.	884,531
109,400	Teledyne Technologies, Inc.(a)	3,771,018
		5,567,947
	Air freight & logistics - 2.9%
185,622	HUB Group, Inc., Class A(a)	6,814,184
101,316	UTI Worldwide, Inc.	7,872,253
		14,686,437
	Airlines - 0.6%
146,910	AirTran Holdings, Inc.(a)	1,859,881
98,330	Frontier Airlines, Inc.(a)	961,667
		2,821,548
	Commercial services & supplies - 4.2%
15,500	John H. Harland Co.	688,200
157,984	Korn/Ferry International(a)	2,589,358
139,392	Labor Ready, Inc.(a)	3,575,405
74,295	Mine Safety Appliances Co.	2,875,216
45,700	Navigant Consulting, Inc.(a)	875,612
81,150	Resources Connection, Inc.(a)	2,404,475
90,390	Senomyx, Inc.(a)	1,539,342
12,010	Strayer Education, Inc.	1,135,185
142,505	Waste Connections, Inc.(a)	4,999,075
		20,681,868
	Electrical equipment - 0.3%
186,270	Evergreen Solar, Inc.(a)	1,737,899
	Industrial conglomerates - 0.2%
22,120	Walter Industries, Inc.	1,082,110
	Machinery - 2.6%
30,262	Actuant Corp., Class A	1,416,262
45,465	Bucyrus International, Inc., Class A	2,233,695
31,860	Clarcor, Inc.	915,019
25,960	ESCO Technologies, Inc.(a)	1,299,817
40,420	JLG Industries, Inc.	1,478,968
22,730	Manitowoc Co., Inc.	1,142,183
165,650	Wabtec Corp.	4,518,932
		13,004,876

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Small Cap Growth Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Road & rail - 0.5%
52,340	Florida East Coast Industries, Inc.	2,370,479
	Information technology - 26.1%
	Communications equipment - 4.1%
65,130	Adtran, Inc.	2,051,595
99,120	Anaren, Inc.(a)	1,397,592
282,565	AudioCodes Ltd.(a)	3,111,041
86,556	Avocent Corp.(a)	2,738,632
86,171	C-COR, Inc.(a)	581,654
32,700	Emulex Corp.(a)	660,867
25,710	F5 Networks, Inc.(a)	1,117,614
53,645	NICE Systems Ltd., ADR(a)	2,423,681
215,732	Packeteer, Inc.(a)	2,707,437
36,240	Plantronics, Inc.	1,116,554
77,264	SiRF Technology Holdings, Inc.(a)	2,327,964
		20,234,631
	Computers & peripherals - 1.9%
194,110	M-Systems Flash Disk Pioneers Ltd.(a)	5,807,771
112,250	Neoware Systems, Inc.(a)	1,879,065
60,950	Stratasys, Inc.(a)	1,810,215
		9,497,051
	Electronic equipment & instruments - 3.5%
76,850	Anixter International, Inc.(a)	3,099,360
138,957	Daktronics, Inc.	3,332,189
44,836	Flir Systems, Inc.(a)	1,326,249
95,135	Global Imaging Systems, Inc.(a)	3,239,347
59,920	Itron, Inc.(a)	2,735,947
215,394	Plexus Corp.(a)	3,681,083
		17,414,175
	Internet software & services - 3.0%
108,040	CNET Networks, Inc.(a)	1,466,103
52,150	Digital River, Inc.(a)	1,817,428
340,190	Digitas, Inc.(a)	3,864,558
139,990	EarthLink, Inc.(a)	1,497,893
15,380	Equinix, Inc.(a)	640,577
17,180	InfoSpace, Inc.(a)	410,087
61,210	Openwave Systems, Inc.(a)	1,100,556
222,278	Secure Computing Corp.(a)	2,522,855
88,960	ValueClick, Inc.(a)	1,520,326
		14,840,383
	IT services - 2.3%
101,493	Anteon International Corp.(a)	4,339,841
80,855	Euronet Worldwide, Inc.(a)	2,392,499
54,670	MPS Group, Inc.(a)	645,106
50,972	MTC Technologies, Inc.(a)	1,630,085
209,440	Sykes Enterprises, Inc.(a)	2,492,336
		11,499,867
	Semiconductors & semiconductor equipment - 5.6%
106,375	Cymer, Inc.(a)	3,331,665
134,650	Cypress Semiconductor Corp.(a)	2,026,482
230,150	Entegris, Inc.(a)	2,600,695
199,983	Microsemi Corp.(a)	5,107,566

Shares		Value ($)
	Semiconductors & semiconductor equipment - (continued)
206,385	Semtech Corp.(a)	3,399,161
266,550	Skyworks Solutions, Inc.(a)	1,871,181
142,060	Tessera Technologies, Inc.(a)	4,249,015
65,190	Varian Semiconductor Equipment Associates, Inc.(a)	2,762,100
342,944	Virage Logic Corp.(a)	2,657,816
		28,005,681
	Software - 5.7%
61,250	American Reprographics Co.(a)	1,047,375
92,357	Ansys, Inc.(a)	3,554,821
160,780	Epicor Software Corp.(a)	2,090,140
91,926	Hyperion Solutions Corp.(a)	4,472,200
44,868	Kronos, Inc.(a)	2,002,908
39,600	Macrovision Corp.(a)	756,360
31,410	Micros Systems, Inc.(a)	1,374,188
117,425	Open Solutions, Inc.(a)	2,562,213
226,460	Parametric Technology Corp.(a)	1,578,426
167,150	Progress Software Corp.(a)	5,310,355
132,180	Quest Software, Inc.(a)	1,991,953
138,891	RSA Security, Inc.(a)	1,765,305
18,090	TIBCO Software, Inc.(a)	151,232
		28,657,476
	Materials - 3.6%
	Chemicals - 1.5%
84,965	Airgas, Inc.	2,517,513
23,940	Georgia Gulf Corp.	576,475
153,314	Symyx Technologies, Inc.(a)	4,004,562
21,760	UAP Holding Corp.	393,856
		7,492,406
	Construction materials - 0.4%
15,760	Eagle Materials, Inc.	1,912,791
	Metals & mining - 1.7%
50,550	Allegheny Technologies, Inc.	1,566,039
59,453	AMCOL International Corp.	1,133,769
17,870	Cleveland-Cliffs, Inc.	1,556,656
49,860	Foundation Coal Holdings, Inc.	1,917,117
15,280	Quanex Corp.	1,011,841
21,040	Reliance Steel & Aluminum Co.	1,113,647
		8,299,069
	Telecommunication services - 1.7%
	Diversified telecommunication services - 0.1%
23,235	Tekelec(a)	486,773
	Wireless telecommunication services - 1.6%
137,670	Alamosa Holdings, Inc.(a)	2,355,534
103,950	Dobson Communications Corp., Class A(a)	798,336
7,360	Jamdat Mobile, Inc.(a)	154,560

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Columbia Small Cap Growth Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Wireless telecommunication services - (continued)
226,680	SBA Communications Corp., Class A(a)	3,502,206
98,288	SpectraLink Corp.	1,253,172
		8,063,808
	Utilities - 1.0%
	Gas utilities - 1.0%
117,190	Energen Corp.	5,069,639
	Total common stocks (Cost of $377,382,885)	483,483,931
	Investment companies - 3.1%
44,300	iShares Dow Jones U.S. Real Estate Index Fund	2,847,161
93,765	iShares Nasdaq Biotechnology Index Fund(a)	7,219,905
77,900	iShares Russell 2000 Index Fund	5,171,781
	Total investment companies (Cost of $14,736,836)	15,238,847
Par ($)
	Short-term obligation - 1.5%
7,664,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Bond maturing 02/15/23, market value of $7,818,775 (repurchase proceeds $7,666,012)	7,664,000
	Total short-term obligation (Cost of $7,664,000)	7,664,000
Total investments (Cost of $399,783,721)(b)	101.6%	506,386,778
Other assets & liabilities, net	(1.6)%	(8,068,250)
Net assets	100.0%	498,318,528

Notes to Investment Portfolio:

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $399,783,721.

At September 30, 2005, the Master Portfolio held investments in the following sectors:

Sector	% of Net Assets
Information technology	26.1%
Health care	18.6
Consumer discretionary	15.4
Industrials	12.4
Financials	9.8
Energy	7.0
Materials	3.6
Telecommunication services	1.7
Consumer staples	1.4
Utilities	1.0
Investment companies	3.1
Short-term obligation	1.5
Other assets & liabilities, net	(1.6)
100.0%

Acronym	Name
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Growth Master Portfolio ($)	Large Cap Core Master Portfolio ($)	Focused Equities Master Portfolio ($)	Small Cap Growth Master Portfolio ($)
Assets:
Investments, at identified cost	2,762,998,383	1,442,577,837	2,545,745,022	399,783,721
Investments, at value	3,334,526,416	1,572,817,240	3,436,685,893	506,386,778
Cash	778,994	-	22,808	579
Receivable for:
Investments sold	5,887,174	56,402,442	2,640,969	4,498,186
Interest	668,187	-	312,612	1,089
Dividends	1,484,341	2,551,571	1,957,656	67,665
Foreign tax reclaim	-	59,936	-	724
Other assets	29,286	3,752	24,925	-
Total assets	3,343,374,398	1,631,834,941	3,441,644,863	510,955,021
Liabilities:
Payable to custodian bank	-	3,138,215	-	-
Payable for:
Investments purchased	54,495,628	49,613,552	-	12,292,925
Investment advisory fee	1,707,349	707,154	1,779,130	288,170
Administration fee	264,785	66,007	277,217	20,630
Trustees' fees	41,939	42,106	42,399	25,551
Custody fee	10,838	17,480	49,537	442
Other liabilities	-	-	-	8,775
Total liabilities	56,520,539	53,584,514	2,148,283	12,636,493
Net assets	3,286,853,859	1,578,250,427	3,439,496,580	498,318,528

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Statements of operations

For the Six Months Ended September 30, 2005 (unaudited)

	Growth Master Portfolio ($)	Large Cap Core Master Portfolio ($)	Focused Equities Master Portfolio ($)	Small Cap Growth Master Portfolio ($)
Net investment income
Income:
Dividends	11,191,997	14,276,767	14,059,093	650,619
Dividends from affiliates	2,392,606	112,866	1,846,567	58,741
Interest	4,348,959	79,208	2,509,727	124,068
Securities lending income	86,706	18,349	51,643	102,111
Foreign taxes withheld	(486,829)	(196,719)	(530,459)	(936)
Total income	17,533,439	14,290,471	17,936,571	934,603
Expenses:
Investment advisory fee	9,305,241	4,173,159	10,256,410	1,780,606
Administration fee	1,426,543	380,785	1,587,123	127,366
Trustees' fees	8,523	7,571	8,495	7,610
Custody fee	76,526	56,255	119,478	24,196
Other expenses	43,776	43,175	59,143	34,035
Total operating expenses	10,860,609	4,660,945	12,030,649	1,973,813
Interest expense	-	7,841	-	315
Total expenses	10,860,609	4,668,786	12,030,649	1,974,128
Custody earnings credit	(9,392)	(2,991)	(9,610)	(30)
Net expenses	10,851,217	4,665,795	12,021,039	1,974,098
Net investment income (loss)	6,682,222	9,624,676	5,915,532	(1,039,495)
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on investments	(2,223,253)	27,593,622	41,526,631	61,391,700
Net change in unrealized appreciation (depreciation) on:
Investments	204,205,740	45,442,293	259,915,375	(8,897,529)
Foreign currency translations	596	-	-	-
Net change in unrealized appreciation (depreciation)	204,206,336	45,442,293	259,915,375	(8,897,529)
Net gain	201,983,083	73,035,915	301,442,006	52,494,171
Net increase resulting from operations	208,665,305	82,660,591	307,357,538	51,454,676

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Statements of changes in net assets

	Growth Master Portfolio		Large Cap Core Master Portfolio
	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,682,222	4,156,696	9,624,676	22,567,000
Net realized gain (loss) on investments	(2,223,253)	(33,284,490)	27,593,622	399,753,371
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	204,206,336	153,557,235	45,442,293	(339,265,267)
Net increase in net assets resulting from operations	208,665,305	124,429,441	82,660,591	83,055,104
Contributions	967,947,661	1,172,736,000	184,859,557	312,192,000
Withdrawals	(233,550,548)	(305,651,000)	(164,029,721)	(779,853,000)
	734,397,113	867,085,000	20,829,836	(467,661,000)
Net increase (decrease) in net assets	943,062,418	991,514,441	103,490,427	(384,605,896)
Net assets:
Beginning of period	2,343,791,441	1,352,277,000	1,474,760,000	1,859,365,896
End of period	3,286,853,859	2,343,791,441	1,578,250,427	1,474,760,000

	Focused Equities Master Portfolio		Small Cap Growth Master Portfolio
	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)	(unaudited) Six Months Ended September 30, 2005 ($)	Year Ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,915,532	2,862,284	(1,039,495)	(3,513,606)
Net realized gain (loss) on investments	41,526,631	(1,296,000)	61,391,700	88,054,858
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	259,915,375	146,999,830	(8,897,529)	(87,351,870)
Net increase in net assets resulting from operations	307,357,538	148,566,114	51,454,676	(2,810,618)
Contributions	592,915,823	719,801,000	14,590,871	62,652,000
Withdrawals	(390,818,403)	(640,299,000)	(97,077,019)	(300,890,382)
	202,097,420	79,502,000	(82,486,148)	(238,238,382)
Net increase (decrease) in net assets	509,454,958	228,068,114	(31,031,472)	(241,049,000)
Net assets:
Beginning of period	2,930,041,622	2,701,973,508	529,350,000	770,399,000
End of period	3,439,496,580	2,930,041,622	498,318,528	529,350,000

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Financial highlights

	Total return		Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Without waivers and/or expense reimbursements Ratio of operating expenses to average net assets
Growth Master Portfolio:
Six months ended 9/30/2005 (unaudited)	6.31	%(a)	0.76	%(b)(c)	0.47	%(b)	33	%(a)	0.76	%(b)
Year ended 3/31/2005	8.30		0.83	(c)(d)	0.25		62		0.83	(c)(d)
Year ended 3/31/2004	33.81		0.87	(c)(d)	0.07		94		0.87	(c)(d)
Year ended 3/31/2003	(18.90)		0.87	(c)(d)	(0.05)		107		0.87	(c)(d)
Year ended 3/31/2002	(0.53)		0.87	(c)(d)	(0.13)		114		0.87	(c)(d)
Year ended 3/31/2001	-	(e)	0.86	(c)	0.20		113		0.86	(c)
Large Cap Core Master Portfolio:
Six months ended 9/30/2005 (unaudited)	5.83	%(a)	0.61	%(b)(d)	1.26	%(b)	28	%(a)	0.61%(b)(c)(d)
Year ended 3/31/2005	5.18		0.67		1.34		122		0.68	(c)(d)
Year ended 3/31/2004	32.80		0.71	(c)(d)(f)	0.74		47		0.71	(c)(d)
Period ended 3/31/2003(g)	(22.08)		0.71(b)(c)(d)(h)		0.96	(b)(h)	77		0.71(b)(c)(d)(h)
Focused Equities Master Portfolio:
Six months ended 9/30/2005 (unaudited)	9.97	%(a)	0.76	%(b)(c)	0.37	%(b)	27	%(a)	0.76	%(b)
Year ended 3/31/2005	5.76		0.83	(c)(d)	0.11		89		0.83	(c)(d)
Year ended 3/31/2004	32.78		0.86	(c)(d)	(0.01)		96		0.86	(c)(d)
Year ended 3/31/2003	(19.02)		0.86	(c)(d)	(0.08)		115		0.86	(c)(d)
Year ended 3/31/2002	3.50		0.86	(c)(d)	(0.08)		129		0.86	(c)(d)
Year ended 3/31/2001	-	(e)	0.86	(c)(d)	0.17		134		0.86	(c)
Small Cap Growth Master Portfolio:
Six months ended 9/30/2005 (unaudited)	11.18	%(a)	0.78%(b)(c)(d)		(0.41	)%(b)	41	%(a)	0.78	%(b)
Year ended 3/31/2005	0.50		0.90	(c)(d)	0.56		59		0.90	(c)(d)
Period ended 3/31/2004(i)	51.50		0.98	(b)(c)	(0.66	)(b)	26		0.98	(b)(c)

(a)  Not annualized.

(b)  Annualized.

(c)  The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expenses, was less than 0.01%.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  Total return not required for periods indicated.

(f)  The reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement to the operating expense ratio (with waivers) was less than 0.01% for the year ended March 31, 2004.

(g)  Strategic Growth Master Portfolio commenced operations on May 13, 2002.

(h)  Allocated from Blue Chip Master Portfolio and Focused Equities Master Portfolio, respectively.

(i)  Small Company Master Portfolio commenced operations on November 1, 2003.

See Accompanying Notes to Financial Statements.

Columbia Funds Master Investment Trust

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Master Investment Trust (the "Master Trust"), formerly Nations Master Investment Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following portfolios of Master Trust (each a "Master Portfolio" and collectively, the "Master Portfolios"):

Master Portfolio Name	Former Master Portfolio Name
Columbia Marsico Growth Master Portfolio	Nations Marsico Growth Master Portfolio

Columbia Large Cap Core Master Portfolio	Nations Strategic Growth Master Portfolio

Columbia Marsico Focused Equities Master Portfolio	Nations Marsico Focused Equities Master Portfolio

Columbia Small Cap Growth Master Portfolio	Nations Small Company Master Portfolio

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, each of the Master Portfolios presented in these financial statements were renamed as disclosed above.

The following investors were invested in the Master Portfolios at September 30, 2005:

Columbia Marsico Growth Master Portfolio:
Columbia Marsico Growth Fund	97.4%
Nations Marsico Growth Fund (Offshore)	1.5%
Banc of America Capital Management Funds I, LLC – Growth Fund	1.1%
Columbia Large Cap Core Master Portfolio:
Columbia Large Cap Core Fund	99.0%
Nations Strategic Growth Fund (Offshore)	1.0%
Columbia Marsico Focused Equities Master Portfolio:
Columbia Marsico Focused Equities Fund	99.3%
Nations Marsico Focused Equities Fund (Offshore)	0.6%
Banc of America Capital Management Funds I, LLC – Focused Equities Fund	0.1%
Columbia Small Cap Growth Master Portfolio:
Columbia Small Cap Growth Fund II	97.5%
Nations Small Company Fund (Offshore)	2.5%

On September 23, 2005, Nations Marsico Growth Fund, Nations Strategic Growth Fund, Nations Marsico Focused Equities Fund and Nations Small Company Fund were renamed Columbia Marsico Growth Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Small Cap Growth Fund II, respectively.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Security valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including, but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other investment companies are valued at net asset value.

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase agreements: Each Master Portfolio may engage in repurchase agreement transactions with institutions that the Master Portfolios' investment advisor has determined are creditworthy. Each Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolios seek to assert their rights.

Income recognition: Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged directly to the Master Portfolio.

Federal income tax status: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Indemnification: In the normal course of business, each Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents, the Trustees and Officers of the Master Trust are indemnified against certain liabilities that may arise out of their duties to the Master Trust. However, based on experience, the Master Portfolios expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal Tax Information

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

Master Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Marsico Growth Master Portfolio	$617,271,527	$(45,743,494)	$571,528,033
Columbia Large Cap Core Master Portfolio	175,385,895	(45,146,492)	130,239,403
Columbia Marsico Focused Equities Master Portfolio	945,754,341	(54,813,470)	890,940,871
Columbia Small Cap Growth Master Portfolio	121,698,626	(15,095,569)	106,603,057

Note 4.  Fees and Compensation Paid to Affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Master Portfolios. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Master Portfolios, under the same fee structure. On September 30, 2005,

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Master Portfolio at the following annual rates:

	Fees on Average Net Assets
Master Portfolio	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Marsico Growth Master Portfolio	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Large Cap Core Master Portfolio	0.60%	0.55%	0.50%	0.45%	0.43%	0.41%
Columbia Marsico Focused Equities Master Portfolio	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Columbia Small Cap Growth Master Portfolio	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Master Portfolios were as follows:

Master Portfolio	Annualized Effective Rate
Columbia Marsico Growth Master Portfolio	0.65%
Columbia Large Cap Core Master Portfolio	0.55%
Columbia Marsico Focused Equities Master Portfolio	0.65%
Columbia Small Cap Growth Master Portfolio	0.70%

Sub-advisory fee: Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of BOA has been retained by Columbia as sub-advisor to the Columbia Marsico Growth Master Portfolio and the Columbia Marsico Focused Equities Master Portfolio. As the sub-advisor, Marsico is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolios. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of each respective Master Portfolio's average daily net assets.

Administration fee: Columbia provides administrative and other services to the Master Portfolios. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Master Portfolios. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Master Portfolios under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Master Portfolios. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc. was then renamed Columbia Management Distributors, Inc.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, based on each Master Portfolio's average daily net assets at the following annual rates:

Master Portfolio	Annual Rate
Columbia Marsico Growth Master Portfolio	0.10%
Columbia Large Cap Core Master Portfolio	0.05%
Columbia Marsico Focused Equities Master Portfolio	0.10%
Columbia Small Cap Growth Master Portfolio	0.05%

Fees paid to officers and trustees: With the exception of one officer, all officers of the Master Portfolios are employees of Columbia or its affiliates and receive no compensation from the Master Portfolios.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves), a portfolio of Columbia Funds Trust, another registered investment

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of assets and liabilities.

Custody credits: Each Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other:  Prior to the appointment of State Street as sub-administrator to the Master Portfolios, the Master Portfolios have made daily investments of cash balances in Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Columbia Funds Series Trust (formerly Nations Funds Trust), pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included as "Dividends from affiliates" on the Statements of operations. BACAP and BACAP Distributors advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolios. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory fees	Administration fees
Columbia Marsico Growth Master Portfolio	$79,442	$39,721
Columbia Large Cap Core Master Portfolio	1,293	646
Columbia Marsico Focused Equities Master Portfolio	59,592	29,796
Columbia Small Cap Growth Master Portfolio	1,821	911

Note 5.  Portfolio Information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

Master Portfolio	Purchases	Sales
Columbia Marsico Growth Master Portfolio	$1,659,611,893	$905,843,194
Columbia Large Cap Core Master Portfolio	429,120,432	473,797,867
Columbia Marsico Focused Equities Master Portfolio	1,053,408,328	850,582,192
Columbia Small Cap Growth Master Portfolio	202,374,209	261,090,316

Note 6. Line of credit

The Master Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating master portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating master portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating master portfolio.

Prior to August 22, 2005, the Master Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating master portfolio maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

For the six months ended September 30, 2005, the Master Portfolios, with the exception of Columbia Large Cap Core Master Portfolio and Columbia Small Cap Growth Master Portfolio did not borrow under these arrangements.

During the six months ended September 30, 2005, borrowings by the Columbia Large Cap Core Master Portfolio and Columbia Small Cap Growth Master Portfolio were as follows:

Master Portfolio	Average Amount Outstanding*	Average Interest Rate
Columbia Large Cap Core Master Portfolio	$294,967	3.45%
Columbia Small Cap Growth Master Portfolio	5,077	3.51

*  The average amount outstanding was calculated based on daily balances in the period.

Note 7.  Securities lending

Under an agreement with BNY, the Master Portfolios were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Master Portfolio from securities lending is included on the Statements of operations. At September 30, 2005, the Master Portfolios do not participate in a securities lending program.

Note 8. Disclosure of significant risks and contingencies

Foreign securities: Certain Master Portfolios invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Master Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal proceedings: On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. The Master Portfolios are not currently named as defendants in the MDL. The Master Portfolios can not predict if they will be added as parties to the MDL, and if they are added, whether the litigation will have any impact on them.

IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Stock Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/	Columbia Asset Allocation Fund

Hybrid Funds	Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/	Columbia Acorn International

International Funds	Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond	Columbia California Tax-Exempt Fund

Funds	Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds	Columbia Cash Reserves

Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91120-0905 (11/05) 05/8511

International/Global
Stock Funds

Semiannual report for the period ended
September 30, 2005

Columbia Global Value Fund

Columbia International Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia Marsico International Opportunities Fund

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds'
Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is submitted for the general information of shareholders of Columbia Funds. This material must be preceded or accompanied by a current Columbia Funds prospectus.

Columbia Management Advisors, Inc. combined with Banc of America Capital Management, LLC on September 30, 2005. At that time, the newly combined advisor underwent a name change to Columbia Management Advisors, LLC and will continue to operate as a SEC registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

On August 22, 2005, BACAP Distributors, LLC and Columbia Funds Distributor, Inc., members NASD, SIPC, merged to form Columbia Management Distributors, Inc. Columbia Funds are distributed by Columbia Management Distributors, Inc., which is a part of Columbia Management and an affiliate of Bank of America Corporation. Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

The views expressed in the President's Letter reflect current views. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President's Letter

Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Columbia Funds

Disclosure of fund expenses	3

Investment portfolios	11

Statements of assets and liabilities	20

Statements of operations	21

Statements of changes in net assets	22

Schedules of capital stock activity	24

Financial highlights	28

Notes to financial statements	36

Columbia Funds Master Investment Trust

Investment portfolio	47

Statement of assets and liabilities	50

Statement of operations	51

Statement of changes in net assets	52

Financial highlights	53

Notes to financial statements	54

Important information about this report	61

Columbia Global
Value Fund

(formerly Nations Global Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual		Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,094.61	1,017.65	7.77	7.49	1.48
Class B	1,000.00	1,000.00	1,090.20	1,013.89	11.68	11.26	2.23
Class C	1,000.00	1,000.00	1,090.20	1,013.89	11.68	11.26	2.23
Class Z	1,000.00	1,000.00	1,096.71	1,018.90	6.47	6.23	1.23

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of the expenses, total return would have been reduced.

3

Columbia Global
Value Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

4

Columbia International
Value Fund

(formerly Nations International Value Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual		Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,082.43	1,018.65	6.68	6.48	1.28
Class B	1,000.00	1,000.00	1,078.11	1,014.89	10.58	10.25	2.03
Class C	1,000.00	1,000.00	1,078.21	1,014.89	10.58	10.25	2.03
Class Z	1,000.00	1,000.00	1,083.88	1,019.90	5.38	5.22	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

5

Columbia International
Value Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

6

Columbia Multi-Advisor
International Equity Fund

(formerly Nations International Equity Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual		Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,080.52	1,019.30	6.00	5.82	1.15
Class B	1,000.00	1,000.00	1,077.21	1,015.54	9.89	9.60	1.90
Class C	1,000.00	1,000.00	1,077.11	1,015.54	9.89	9.60	1.90
Class Z	1,000.00	1,000.00	1,082.58	1,020.56	4.70	4.56	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor not waived a portion of the expenses, total return would have been reduced.

7

Columbia Multi-Advisor
International Equity Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

8

Columbia Marsico International
Opportunities Fund

(formerly Nations Marsico International Opportunities Fund)

Shareholder expense example

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the fund's most recent fiscal half-year. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

04/01/05-09/30/05

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual		Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,118.92	1,018.40	7.06	6.73	1.33
Class B	1,000.00	1,000.00	1,114.51	1,014.64	11.03	10.50	2.08
Class C	1,000.00	1,000.00	1,114.51	1,014.64	11.03	10.50	2.08
Class Z	1,000.00	1,000.00	1,119.38	1,019.65	5.74	5.47	1.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

9

Columbia Marsico International
Opportunities Fund

Shareholder expense example (continued)

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

10

Columbia Global Value Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 98.1%
	Consumer discretionary - 12.1%
	Auto components - 0.5%
135,100	Goodyear Tire & Rubber Co.(a)	2,106,209
	Automobiles - 7.1%
156,800	DaimlerChrysler AG, Registered Shares	8,326,944
706,700	Ford Motor Co.	6,968,062
224,600	General Motors Corp.	6,875,006
94,800	Volkswagen AG	5,840,649
		28,010,661
	Household durables - 1.2%
270,000	Matsushita Electric Industrial Co., Ltd.	4,607,408
	Leisure equipment & products - 1.0%
121,000	Fuji Photo Film Co., Ltd.	4,001,083
	Multiline retail - 2.3%
1,359,961	Marks & Spencer Group PLC	9,017,561
	Consumer staples - 20.0%
	Food & staples retailing - 11.5%
345,900	Albertson's, Inc.	8,872,335
1,079,400	J Sainsbury PLC	5,322,798
374,580	Koninklijke Ahold NV(a)	2,840,496
136,120	Koninklijke Ahold NV(a)(b)	1,032,219
483,419	Kroger Co.(a)	9,953,597
534,200	Safeway, Inc.	13,675,520
1,179,232	Wm. Morrison Supermarkets PLC	3,700,179
		45,397,144
	Food products - 7.1%
48,300	Nestle SA, Registered Shares	14,154,687
162,400	Unilever NV	11,555,427
246,100	Unilever PLC	2,572,744
		28,282,858
	Tobacco - 1.4%
75,500	Altria Group, Inc.	5,565,105
	Energy - 1.2%
	Oil, gas & consumable fuels - 1.2%
347,900	El Paso Corp.	4,835,810
	Financials - 19.9%
	Commercial banks - 10.8%
238,774	ABN AMRO Holding NV	5,725,087
890,178	Banca Intesa S.p.A.	4,150,378
367,780	Banco Bilbao Vizcaya Argentaria SA	6,453,209
242,100	Banco Santander Central Hispano SA	3,183,440
258,100	Bayerische Hypo-und Vereinsbank AG(a)	7,276,372

Shares		Value ($)
	Commercial banks - (continued)
755	Mitsubishi Tokyo Financial Group, Inc.	10,005,113
642	Sumitomo Mitsui Financial Group, Inc.	6,091,960
		42,885,559
	Diversified financial services - 0.6%
72,700	JPMorgan Chase & Co.	2,466,711
	Insurance - 8.0%
603,751	Aegon NV	8,972,123
56,600	Loews Corp.	5,230,406
596	Millea Holdings, Inc.	9,628,494
22,000	Muenchener Rueckversicherungs AG, Registered Shares	2,513,375
29,877	Zurich Financial Services AG, Registered Shares(a)	5,096,002
		31,440,400
	Thrifts & mortgage finance - 0.5%
37,995	Hypo Real Estate Holding AG	1,921,992
	Health Care - 13.6%
	Health care providers & services - 1.4%
509,400	Tenet Healthcare Corp.(a)	5,720,562
	Pharmaceuticals - 12.2%
325,600	Bristol-Myers Squibb Co.	7,833,936
133,500	Daiichi Sankyo Co., Ltd.(a)	2,732,284
300,900	GlaxoSmithKline PLC	7,661,370
362,400	Merck & Co., Inc.	9,860,904
296,000	Pfizer, Inc.	7,391,120
61,949	Sanofi-Aventis	5,126,391
353,000	Schering-Plough Corp.	7,430,650
		48,036,655
	Industrials - 0.9%
	Aerospace & defense - 0.5%
321,100	BAE Systems PLC	1,946,541
	Road & rail - 0.4%
188	Central Japan Railway Co.(b)	1,462,558
	Information technology - 8.9%
	Communications equipment - 2.4%
697,000	Alcatel SA(a)	9,306,291
	Electronic equipment & instruments - 2.1%
1,298,000	Hitachi Ltd.	8,221,422
	IT services - 0.3%
201,500	Unisys Corp.(a)	1,337,960

See Accompanying Notes to Financial Statements.

11

Columbia Global Value Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Office electronics - 1.2%
348,600	Xerox Corp.(a)	4,758,390
	Semiconductors & semiconductor equipment - 2.9%
330,000	Micron Technology, Inc.(a)	4,389,000
403,300	STMicroelectronics NV	6,952,529
		11,341,529
	Materials - 0.9%
	Chemicals - 0.9%
80,800	Akzo Nobel NV	3,525,217
	Telecommunication services - 20.6%
	Diversified telecommunication services - 20.6%
312,800	BellSouth Corp.	8,226,640
49,700	Brasil Telecom Participacoes SA, ADR	2,113,741
1,664,893	BT Group PLC	6,544,082
342,100	Contax Participacoes SA, ADR(a)	212,513
492,603	Deutsche Telekom AG, Registered Shares	8,968,049
22,790	KT Corp.	962,335
272,820	KT Corp., ADR	6,138,450
2,231	Nippon Telegraph & Telephone Corp.	11,029,555
285,500	SBC Communications, Inc.	6,843,435
342,100	Tele Norte Leste Participacoes SA, ADR	5,654,913
1,911,493	Telecom Italia S.p.A.	6,220,076
518,274	Telefonica SA	8,494,019
335,000	Telefonos de Mexico SA de CV, ADR, Class L	7,125,450
92,800	Verizon Communications, Inc.	3,033,632
		81,566,890
	Total common stocks (Cost of $315,018,829)	387,762,516
Par ($)
	Short-term obligation - 1.4%
5,741,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 03/30/06, market value of $5,858,288 (repurchase proceeds $5,742,770)	5,741,000
	Total short-term obligation (Cost of $5,741,000)	5,741,000

		Value ($)
Total investments (Cost of $320,759,829)(c)	99.5%	393,503,516
Other assets & liabilities, net	0.5%	1,859,632
Net assets	100.0%	395,363,148

  Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $2,494,777, which represents 0.6% of net assets.

(c)  Cost for federal income tax purposes is $320,759,829.

The Fund invested in the following countries at September 30, 2005:

Summary of Securities by Country	Value	% of Total Investments
United States*	$139,115,990	35.4%
Japan	57,779,877	14.7
Netherlands	40,603,098	10.3
United Kingdom	36,765,275	9.3
Germany	34,847,381	8.9
Switzerland	19,250,689	4.9
Spain	18,130,668	4.6
France	14,432,682	3.7
Italy	10,370,454	2.6
Brazil	7,981,167	2.0
Mexico	7,125,450	1.8
South Korea	7,100,785	1.8
	$393,503,516	100.0%

*  Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

12

Columbia International Value Fund

Investment Portfolio  September 30, 2005 (unaudited)

		Value ($)
	Investment company - 100.0%
	Columbia International Value Master Portfolio(a)	3,716,839,290
Total investments	100.0%	3,716,839,290
Other assets & liabilities, net	(0.0)%	(1,401,513)
Net assets	100.0%	3,715,437,777

Notes to Investment Portfolio:

(a)  The financial statements of the Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Columbia International Value Fund's financial statements.

The Columbia International Value Master Portfolio was invested in the following countries at September 30, 2005:

Summary of Securities by Country	% of Total Investments
Japan	22.5%
United Kingdom	15.0
Germany	11.5
Netherlands	10.8
Switzerland	7.2
France	4.5
Brazil	4.4
Spain	4.4
South Korea	4.1
Singapore	4.1
Italy	2.6
Portugal	1.8
Mexico	1.6
Canada	1.4
New Zealand	1.2
United States*	1.0
Venezuela	1.0
Belgium	0.9
100.0%

*  Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See Accompanying Notes to Financial Statements.

13

 Columbia Multi-Advisor International Equity Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 95.6%
	Consumer discretionary - 15.9%
	Auto components - 1.5%
275,016	Continental AG	22,603,278
	Automobiles - 2.8%
79,309	Bayerische Motoren Werke AG	3,726,881
245,000	Honda Motor Co., Ltd.	13,860,170
164,480	Hyundai Motor Co.	12,858,471
246,700	Toyota Motor Corp.	11,375,900
		41,821,422
	Hotels, restaurants & leisure - 4.7%
1,788,413	Compass Group PLC	6,508,233
1,483,406	Enterprise Inns PLC	22,108,868
1,159,779	Intercontinental Hotels Group PLC	14,715,033
137,377	Kerzner International Ltd.(a)	7,631,292
7,837,518	Shangri-La Asia Ltd.	12,694,397
137,759	Wynn Resorts Ltd.(a)	6,219,819
		69,877,642
	Household durables - 1.4%
497,419	Koninklijke (Royal) Phillips Electronics NV	13,233,370
341,315	Thomson	7,102,640
		20,336,010
	Leisure equipment & products - 0.5%
779,000	Konica Minolta Holdings, Inc.	7,097,899
	Media - 3.6%
1,530,316	EMI Group PLC	6,573,800
228,849	Grupo Televisa SA, ADR	16,410,762
481,204	JC Decaux SA(a)	10,648,795
200,160	Reed Elsevier NV	2,763,690
894,800	Reed Elsevier PLC	8,299,620
1,480,235	Reuters Group PLC	9,780,062
		54,476,729
	Specialty retail - 1.4%
2,096,200	Kingfisher PLC	8,012,149
168,500	Yamada Denki Co., Ltd.	12,907,226
		20,919,375
	Consumer staples - 7.0%
	Beverages - 1.1%
1,132,376	Diageo PLC	16,287,150
	Food & staples retailing - 1.6%
182,809	Carrefour SA	8,422,420
431,931	Shoppers Drug Mart Corp.	15,287,947
		23,710,367
	Food products - 1.6%
865,900	Tate & Lyle PLC	6,946,558
78,634	Unilever NV	5,595,132
1,049,018	Unilever PLC	10,966,495
		23,508,185

Shares		Value ($)
	Household products - 1.0%
505,632	Reckitt Benckiser PLC	15,415,368
	Personal products - 0.3%
103,886	Natura Cosmeticos SA	4,158,243
	Tobacco - 1.4%
765,294	British American Tobacco PLC	16,118,679
294	Japan Tobacco, Inc.	4,639,570
		20,758,249
	Energy - 7.0%
	Energy equipment & services - 1.2%
223,746	Precision Drilling Corp.(a)	11,023,518
571,713	Stolt Offshore SA(a)	6,611,607
		17,635,125
	Oil, gas & consumable fuels - 5.8%
647,600	BP PLC	7,654,199
104,153	CNOOC Ltd., ADR	7,518,805
19,732,000	PetroChina Co., Ltd., Class H	16,478,404
181,375	Petroleo Brasileiro SA, ADR	12,966,499
212,797	Royal Dutch Shell PLC, Class A	7,027,503
476,234	Royal Dutch Shell PLC, Class B	16,441,253
267,116	Talisman Energy, Inc.	13,084,359
22,527	Total SA	6,128,513
		87,299,535
	Financials - 22.8%
	Capital markets - 2.3%
255,272	Credit Suisse Group, Registered Shares	11,312,114
260,518	UBS AG, Registered Shares	22,161,870
		33,473,984
	Commercial banks - 7.6%
346,650	ABN AMRO Holding NV	8,311,631
292,981	Allied Irish Banks PLC	6,236,404
783,757	Anglo Irish Bank Corp. PLC	10,644,337
154,387	BNP Paribas SA	11,745,272
571,820	Depfa Bank PLC	9,177,235
225,266	Erste Bank der oesterreichischen Sparkassen AG	12,059,506
456,700	HBOS PLC	6,875,756
279,403	ICICI Bank Ltd., ADR	7,893,135
1,069	Mitsubishi Tokyo Financial Group, Inc.	14,166,180
465,760	Royal Bank of Scotland Group PLC	13,225,023
1,331	Sumitomo Mitsui Financial Group, Inc.	12,629,906
		112,964,385
	Consumer finance - 1.8%
276,700	Credit Saison Co., Ltd.	12,135,999
191,890	Takefuji Corp.	15,038,110
		27,174,109

See Accompanying Notes to Financial Statements.

14

Columbia Multi-Advisor International Equity Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Diversified financial services - 2.4%
130,210	Acom Co., Ltd.	9,481,153
464,607	ING Groep NV	13,855,117
169,100	Promise Co., Ltd.	12,583,393
		35,919,663
	Insurance - 3.1%
859,294	Aviva PLC	9,435,745
468,883	AXA SA	12,890,341
228,790	Manulife Finiancial Corp.	12,215,794
71,160	Zurich Financial Services AG, Registered Shares	12,137,480
		46,679,360
	Real estate - 4.6%
7,796,000	CapitaLand Ltd.	14,484,228
4,302,872	Hang Lung Properties Ltd.	6,845,687
2,119,000	Henderson Land Development Co., Ltd.	10,613,417
519,565	Leopalace21 Corp.	12,580,260
1,570,792	Multiplex Group	3,651,444
1,033,000	Sumitomo Realty & Development Co., Ltd.	15,423,914
656,000	United Overseas Bank Ltd.	5,474,936
		69,073,886
	Thrifts & mortgage finance - 1.0%
292,843	Hypo Real Estate Holding AG	14,813,576
	Health care - 9.4%
	Biotechnology - 0.5%
240,082	CSL Ltd.	7,052,900
	Pharmaceuticals - 8.9%
297,100	Astellas Pharma, Inc.	11,172,328
749,200	Chugai Pharmaceutical Co., Ltd.	14,336,426
784,960	GlaxoSmithKline PLC	19,986,271
195,648	Novartis AG, Registered Shares	9,929,508
240,998	Roche Holding AG	33,504,000
440,500	Sanofi-Aventis(b)	36,452,163
137,800	Takeda Pharmaceutical Co., Ltd.	8,213,494
		133,594,190
	Industrials - 10.6%
	Aerospace & defense - 1.0%
2,381,892	BAE Systems PLC	14,439,271
	Air freight & logistics - 1.6%
446,008	Deutsche Post AG, Registered Shares	10,439,213
505,914	TNT NV	12,575,197
		23,014,410
	Building products - 0.4%
8,002	Geberit AG, Registered Shares	5,825,822

Shares		Value ($)
	Construction & engineering - 3.3%
559,600	Barratt Developments PLC	7,467,111
484,948	Vinci SA	41,800,527
		49,267,638
	Electrical equipment - 0.5%
99,919	Fanuc Ltd.	8,094,820
	Marine - 0.6%
209,450	Frontline Ltd.	9,325,010
	Road & rail - 1.6%
330,321	Canadian National Railway Co.	23,449,488
	Transportation infrastructure - 1.6%
919,850	BAA PLC	10,126,354
157,200	Cintra Concesiones de Infraestructuras de Transporte SA	2,162,624
2,147,227	Macquarie Airports(b)	5,388,670
2,071,946	Macquarie Infrastructure Group(b)	6,353,303
		24,030,951
	Information technology - 7.8%
	Communications equipment - 1.3%
515,091	Telefonaktiebolaget LM Ericsson, ADR	18,975,952
	Electronic equipment & instruments - 2.7%
548,120	Celestica, Inc.(a)	6,150,537
29,600	Keyence Corp.	7,465,414
205,600	Murata Manufacturing Co., Ltd.	11,527,381
828,000	Nippon Electric Glass Co., Ltd.	14,955,570
		40,098,902
	Office electronics - 0.8%
234,842	Canon, Inc.	12,723,138
	Semiconductors & semiconductor equipment - 3.0%
5,318,984	ARM Holdings PLC	11,030,138
58,326	Samsung Electronics Co., Ltd.	33,032,187
		44,062,325
	Materials - 4.9%
	Chemicals - 2.5%
312,202	Lonza Group AG, Registered Shares	18,443,190
324,423	Reliance Industries Ltd., GDR(b)	11,685,716
73,527	Syngenta AG	7,704,329
		37,833,235

See Accompanying Notes to Financial Statements.

15

Columbia Multi-Advisor International Equity Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Construction materials - 1.8%
324,910	Cemex SA de CV, ADR, COP	16,992,793
365,012	CRH PLC	9,901,066
		26,893,859
	Metals & mining - 0.6%
507,970	Alumina Ltd.	2,375,123
27,272	POSCO	6,145,915
		8,521,038
	Telecommunication services - 8.0%
	Diversified telecommunication services - 4.4%
1,651,817	BT Group PLC	6,492,685
382,900	France Telecom SA(b)	11,010,355
167,810	KT Corp.	7,085,978
775,210	Portugal Telecom SGPS SA, Registered Shares	7,086,966
3,006,342	Telecom Corp. of New Zealand Ltd.	12,556,104
576,324	Telefonica SA	9,445,404
1,231,990	Telenor ASA	11,020,310
		64,697,802
	Wireless telecommunication services - 3.6%
637,022	America Movil SA de CV, ADR, Series L	16,766,419
2,389,276	Carphone Warehouse Group PLC	8,390,320
83,904	SK Telecom Co., Ltd.	16,362,438
4,775,196	Vodafone Group PLC	12,432,055
		53,951,232
	Utilities - 2.2%
	Electric utilities - 0.5%
868,937	British Energy Group PLC(a)	7,344,424
	Gas utilities - 0.1%
38,330	Enagas SA	689,275
	Multi-utilities - 1.6%
1,843,336	Centrica PLC	8,004,291
246,960	Suez SA	7,152,874
218,401	Veolia Environnement	9,228,335
		24,385,500
	Total common stocks (Cost of $1,181,011,512)	1,424,274,722
	Investment company - 3.5%
52,264,788	SSGA Prime Money Market Fund	52,264,788
	Total investment company (Cost of $52,264,788)	52,264,788

Shares		Value ($)
	Preferred stock - 0.6%
	Health care - 0.6%
	Health care providers & services - 0.6%
65,261	Fresenius AG	9,053,318
	Total preferred stock (Cost of $6,594,446)	9,053,318
Total investments (Cost of $1,239,870,746)(c)	99.7%	1,485,592,828
Other assets & liabilities, net	0.3%	4,593,156
Net assets	100.0%	1,490,185,984

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $70,890,207, which represents 4.8% of net assets.

(c)  Cost for federal income tax purposes is $1,239,870,746.

The Fund invested in the following countries at September 30, 2005:

Summary of Securities by Country	Value	% of Total Investments
United Kingdom	$308,104,414	20.7%
Japan	242,408,251	16.3
France	162,582,235	10.9
Switzerland	121,018,313	8.2
Canada	81,211,643	5.5
South Korea	75,484,989	5.1
United States*	66,115,899	4.5
Germany	60,636,266	4.1
Netherlands	56,334,137	3.8
Mexico	50,169,974	3.4
Hong Kong	37,672,306	2.5
Ireland	35,959,042	2.4
Australia	24,821,440	1.7
Norway	20,345,320	1.4
Singapore	19,959,164	1.3
India	19,578,851	1.3
Sweden	18,975,952	1.3
Brazil	17,124,742	1.2
China	16,478,404	1.1
New Zealand	12,556,104	0.8
Spain	12,297,303	0.8
Austria	12,059,506	0.8
Portugal	7,086,966	0.5
Luxembourg	6,611,607	0.4
	$1,485,592,828	100.0%

*  Includes investment company.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

COP	Certificates of Participation

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

16

Columbia Marsico International Opportunities Fund

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 97.5%
	Consumer discretionary - 22.1%
	Auto components - 3.1%
518,637	Continental AG	42,626,233
	Automobiles - 3.3%
310,230	Hyundai Motor Co.	24,252,696
465,200	Toyota Motor Corp.	21,451,434
		45,704,130
	Hotels, restaurants & leisure - 8.5%
2,797,477	Enterprise Inns PLC	41,693,947
2,187,407	Intercontinental Hotels Group PLC	27,753,362
259,065	Kerzner International Ltd.(a)	14,391,061
14,455,665	Shangri-La Asia Ltd.	23,413,783
247,455	Wynn Resorts Ltd.(a)	11,172,593
		118,424,746
	Household durables - 1.0%
643,818	Thomson	13,397,616
	Media - 4.5%
2,889,757	EMI Group PLC	12,413,571
430,497	Grupo Televisa SA, ADR	30,870,940
906,238	JC Decaux SA(a)	20,054,576
		63,339,087
	Specialty retail - 1.7%
317,900	Yamada Denki Co., Ltd.	24,351,377
	Consumer staples - 6.2%
	Beverages - 1.4%
1,412,274	Diageo PLC	20,312,969
	Food & staples retailing - 2.1%
817,580	Shoppers Drug Mart Corp.	28,937,769
	Household products - 2.1%
953,768	Reckitt Benckiser PLC	29,077,837
	Personal products - 0.6%
196,511	Natura Cosmeticos SA	7,865,743
	Energy - 6.9%
	Energy equipment & services - 2.4%
421,283	Precision Drilling Corp.(a)	20,755,770
1,079,635	Stolt Offshore SA(a)	12,485,500
		33,241,270
	Oil, gas & consumable fuels - 4.5%
195,926	CNOOC Ltd., ADR	14,143,898
339,098	Petroleo Brasileiro SA, ADR	24,242,116
503,802	Talisman Energy, Inc.	24,678,142
		63,064,156

Shares		Value ($)
	Financials - 21.1%
	Capital markets - 3.0%
489,112	UBS AG, Registered Shares	41,608,014
	Commercial banks - 7.8%
1,478,347	Anglo Irish Bank Corp., PLC	20,077,682
424,345	Erste Bank der oesterreichischen Sparkassen AG	22,717,104
527,609	ICICI Bank Ltd., ADR	14,904,954
2,013	Mitsubishi Tokyo Financial Group, Inc.	26,675,885
2,514	Sumitomo Mitsui Financial Group, Inc.	23,855,434
		108,231,059
	Consumer finance - 1.6%
520,500	Credit Saison Co., Ltd.	22,829,011
	Real estate - 6.7%
14,721,000	CapitaLand Ltd.	27,350,221
8,013,200	Hang Lung Properties Ltd.	12,748,661
980,020	Leopalace21 Corp.	23,729,285
1,948,000	Sumitomo Realty & Development Co., Ltd.	29,085,949
		92,914,116
	Thrifts & mortgage finance - 2.0%
547,497	Hypo Real Estate Holding AG	27,695,347
	Health care - 9.9%
	Biotechnology - 0.9%
448,857	CSL Ltd.	13,186,094
	Pharmaceuticals - 9.0%
1,414,700	Chugai Pharmaceutical Co., Ltd.	27,071,198
454,346	Roche Holding AG	63,164,045
424,957	Sanofi-Aventis	35,165,952
		125,401,195
	Industrials - 8.0%
	Construction & engineering - 3.7%
602,762	Vinci SA	51,955,610
	Electrical equipment - 1.1%
187,319	Fanuc Ltd.	15,175,429
	Road & rail - 3.2%
622,086	Canadian National Railway Co.	44,161,885
	Information technology - 10.3%
	Communications equipment - 2.6%
968,955	Telefonaktiebolaget LM Ericsson, ADR	35,696,302

See Accompanying Notes to Financial Statements.

17

Columbia Marsico International Opportunities Fund

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Electronic equipment & instruments - 4.6%
55,800	Keyence Corp.	14,073,315
386,700	Murata Manufacturing Co., Ltd.	21,681,119
1,562,000	Nippon Electric Glass Co., Ltd.	28,213,285
		63,967,719
	Semiconductors & semiconductor equipment - 3.1%
10,014,892	ARM Holdings PLC	20,768,185
41,020	Samsung Electronics Co., Ltd.	23,231,154
		43,999,339
	Materials - 6.4%
	Chemicals - 4.1%
587,317	Lonza Group AG, Registered Shares	34,695,482
610,977	Reliance Industries Ltd., GDR(b)	22,007,392
		56,702,874
	Construction materials - 2.3%
612,541	Cemex SA de CV, ADR, COP	32,035,894
	Telecommunication services - 4.4%
	Wireless telecommunication services - 4.4%
1,202,915	America Movil SA de CV, ADR, Series L	31,660,723
4,498,665	Carphone Warehouse Group PLC	15,797,771
69,872	SK Telecom Co., Ltd.	13,626,005
		61,084,499
	Utilities - 2.2%
	Electric utilities - 1.0%
1,640,848	British Energy Group PLC(a)	13,868,766
	Multi-utilities - 1.2%
411,870	Veolia Environnement	17,403,190
	Total common stocks (Cost of $1,124,396,218)	1,358,259,276
	Investment company - 1.9%
26,217,349	SSGA Prime Money Market Fund	26,217,349
	Total investment company (Cost of $26,217,349)	26,217,349

		Value ($)
	Preferred stock - 1.2%
	Health care - 1.2%
	Health care providers & services - 1.2%
123,096	Fresenius AG	17,076,466
	Total preferred stock (Cost of $12,531,885)	17,076,466
Total investments (Cost of $1,163,145,452)(c)	100.6%	1,401,553,091
Other assets & liabilities, net	(0.6)%	(8,969,039)
Net assets	100.0%	1,392,584,052

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security, which is not illiquid, represents 1.6% of net assets.

(c)  Cost for federal income tax purposes is $1,163,145,452.

The Fund invested in the following countries at September 30, 2005:

Summary of Securities by Country	Value	% of Total Investments
Japan	$278,192,721	19.9%
United Kingdom	181,686,408	13.0
Switzerland	139,467,541	10.0
France	137,976,944	9.8
Canada	118,533,566	8.5
Mexico	94,567,557	6.7
Germany	87,398,046	6.2
South Korea	61,109,855	4.4
United States*	51,781,003	3.7
Hong Kong	50,306,342	3.6
India	36,912,346	2.6
Sweden	35,696,302	2.5
Brazil	32,107,859	2.3
Singapore	27,350,221	2.0
Austria	22,717,104	1.6
Ireland	20,077,682	1.4
Australia	13,186,094	0.9
Luxembourg	12,485,500	0.9
	$1,401,553,091	100.0%

*  Includes investment company.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

COP	Certificates of Participation

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

18

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19

Statements of assets and liabilities  September 30, 2005 (unaudited)

	Global Value Fund(a)($)	International Value Fund(a)($)	Multi-Advisor International Equity Fund(a)($)	International Opportunities Fund(a)($)
Assets
Unaffiliated investments, at identified cost	320,759,829	-	1,239,870,746	1,163,145,452
Affiliated investments, at identified cost	-	3,056,823,457	-	-
Total investments, at identified cost	320,759,829	3,056,823,457	1,239,870,746	1,163,145,452
Unaffiliated investments, at value	393,503,516	-	1,485,592,828	1,401,553,091
Affiliated investments, at value	-	3,716,839,290	-	-
Total investments, at value	393,503,516	3,716,839,290	1,485,592,828	1,401,553,091
Cash	257	-	1,585,628	1,544,919
Foreign currency (cost of $564,539 and $270,234)	-	-	564,410	269,889
Receivable for:
Investments sold	4,841,812	-	5,998,765	4,660,574
Capital stock sold	12,734	3,367,434	4,428,515	2,167,559
Interest	590	-	133,316	99,098
Dividends	498,120	-	2,822,328	2,185,029
Foreign tax reclaim	81,022	-	260,154	125,819
Receivable from investment advisor	-	-	295,519	-
Other assets	-	-	619	67,027
Total assets	398,938,051	3,720,206,724	1,501,682,082	1,412,673,005
Liabilities
Payable for:
Investments purchased	1,724,447	-	9,635,707	17,106,464
Capital stock redeemed	1,170,633	3,441,541	710,271	1,719,398
Investment advisory fee	288,531	-	735,402	897,530
Administration fee	54,526	511,135	202,567	246,987
Transfer agent fee	63,486	311,456	74,235	-
Trustees' fees	33,601	37,219	120,047	40,007
Service and distribution fees	134,556	404,451	15,386	50,472
Custody fee	10,555	-	-	-
Chief compliance officer expenses and fees	1,259	3,750	2,483	2,281
Other liabilities	93,309	59,395	-	25,814
Total liabilities	3,574,903	4,768,947	11,496,098	20,088,953
Net assets	395,363,148	3,715,437,777	1,490,185,984	1,392,584,052
Net Assets consist of
Paid-in capital	303,134,226	2,829,942,071	1,223,220,587	1,154,961,059
Undistributed net investment income	3,627,326	52,781,765	29,487,734	15,340,356
Accumulated net realized gain (loss)	15,862,983	172,698,108	(8,193,640)	(16,063,544)
Unrealized appreciation (depreciation) on:
Investments	72,743,687	660,015,833	245,722,082	238,407,639
Foreign currency translations	(5,074)	-	(50,779)	(61,458)
Net assets	395,363,148	3,715,437,777	1,490,185,984	1,392,584,052
Class A
Net assets	127,757,553	933,455,685	35,834,117	71,440,864
Shares outstanding	10,067,677	40,088,073	2,492,828	5,843,354
Net asset value per share(b)(c)	12.69	23.29	14.37	12.23
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(d)	13.46	24.71	15.25	12.98
Class B
Net assets	34,028,952	110,311,991	4,813,419	19,315,409
Shares outstanding	2,739,816	4,832,200	359,299	1,639,871
Net asset value and offering price per share(b)(c)	12.42	22.83	13.40	11.78
Class C
Net assets	99,371,141	161,253,957	2,935,736	25,677,715
Shares outstanding	7,999,663	7,070,349	221,206	2,179,313
Net asset value and offering price per share(b)(c)	12.42	22.81	13.27	11.78
Class Z
Net assets	134,205,502	2,510,416,144	1,446,602,712	1,276,150,064
Shares outstanding	10,502,510	107,253,650	99,423,793	103,147,383
Net asset value, redemption and offering price per share(c)	12.78	23.41	14.55	12.37

(a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

  (b)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

  (c)  Redemption price per share is equal to net asset value less any applicable redemption fees.

  (d)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

20

Statements of operations

For the six months ended September 30, 2005 (unaudited)

	Global Value Fund(a)($)	International Value Fund(a)($)	Multi-Advisor International Equity Fund(a)($)	International Opportunities Fund(a)($)
Net investment income
Income
Dividends	7,192,414	-	25,828,277	22,512,012
Dividends from affiliates	33,717	-	235,904	197,255
Interest	24,457	-	-	4,246
Securities lending	115,265	-	305,401	218,025
Foreign taxes withheld	(477,791)	-	(1,600,193)	(1,143,178)
Allocated from master portfolio:
Dividends	-	76,060,796	-	-
Dividends from affiliates	-	4,427,105	-	-
Interest	-	134,252	-	-
Securities lending	-	703,312	-	-
Foreign taxes withheld	-	(8,163,530)	-	-
Total income	6,888,062	73,161,935	24,769,389	21,788,360
Expenses
Expenses allocated from master portfolio	-	14,433,216	-	-
Investment advisory fee	1,742,107	-	4,406,510	4,856,049
Administration fee	328,983	3,063,696	1,141,402	1,335,357
Distribution fee:
Class B	126,608	406,082	35,750	66,464
Class C	365,867	591,752	10,177	83,509
Service fee:
Class A	156,136	1,112,881	37,888	75,955
Class B	42,175	135,361	12,038	22,142
Class C	121,880	197,251	3,394	27,827
Transfer agent fee	120,167	792,569	135,531	95,983
Trustees' fees	7,210	4,217	7,210	7,210
Custody fee	41,729	-	199,351	122,581
Chief compliance officer expenses and fees (See Note 4)	2,381	7,500	4,529	4,130
Excise tax	-	-	295,519	-
Non-recurring costs (See Note 10)	-	670,145	250,084	-
Other expenses	135,879	211,288	174,116	132,890
Total operating expenses	3,191,122	21,625,958	6,713,499	6,830,097
Interest expense	-	22	-	3,087
Total expenses	3,191,122	21,625,980	6,713,499	6,833,184
Fees waived by Investment Advisor	-	-	(295,519)	-
Fees waived by Transfer Agent	(4,057)	-	-	-
Non-recurring costs assumed by Investment Advisor (See Note 10)	-	(670,145)	(250,084)	-
Custody earnings credit	(1,243)	-	(1,030)	(1,724)
Net expenses	3,185,822	20,955,835	6,166,866	6,831,460
Net investment income	3,702,240	52,206,100	18,602,523	14,956,900
Net realized and unrealized gain (loss) on investments and foreign currency
Net realized gain (loss) on:
Unaffiliated investments	15,951,155	-	17,162,051	(8,360,858)
Affiliated investments	-	-	-	-
Foreign currency transactions	(85,260)	-	(740,894)	(857,840)
Allocated from master portfolio:
Investments	-	173,341,112	-	-
Foreign currency transactions	-	(636,228)	-	-
Net realized gain (loss)	15,865,895	172,704,884	16,421,157	(9,218,698)
Net change in unrealized appreciation (depreciation) on:
Investments	15,024,620	-	77,103,504	143,153,105
Foreign currency translations	(7,752)	-	(30,094)	(126,780)
Allocated from master portfolio:
Investments	-	58,583,226	-	-
Net change in unrealized appreciation (depreciation)	15,016,868	58,583,226	77,073,410	143,026,325
Net gain	30,882,763	231,288,110	93,494,567	133,807,627
Net increase resulting from operations	34,585,003	283,494,210	112,097,090	148,764,527

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

21

Statements of changes in net assets

	Global Value Fund		International Value Fund			Multi-Advisor International Equity Fund		International Opportunities Fund
	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)		Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)	(unaudited) Six months ended September 30, 2005(a)($)	Year ended March 31, 2005($)
Increase (decrease) in net assets
Operations
Net investment income	3,702,240	3,050,794	52,206,100		43,501,704	18,602,523	12,746,479	14,956,900	5,228,888
Net realized gain (loss) on investments and foreign currency transactions	15,865,895	27,519,735	172,704,884	(b)	309,532,155 (b)	16,421,157	135,581,030	(9,218,698)	49,159,358
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	15,016,868	1,157,241	58,583,226	((b)	106,500,420 (b)	77,073,410	(34,752,444)	143,026,325	(3,363,863)
Net increase resulting from operations	34,585,003	31,727,770	283,494,210		459,534,279	112,097,090	113,575,065	148,764,527	51,024,383
Distributions to shareholders
From net investment income:
Class A	-	(1,279,765)	-		(10,034,056)	-	(13,083)	-	(137,522)
Class B	-	(92,831)	-		(472,033)	-	-	-	-
Class C	-	(258,069)	-		(686,472)	-	-	-	-
Class Z	-	(1,656,619)	-		(34,798,478)	-	(2,945,023)	-	(4,477,360)
From net realized gains:
Class A	(3,955,898)	(9,610,748)	(32,137,544)		(30,477,237)	-	-	(2,342,643)	(386,653)
Class B	(1,101,820)	(2,648,993)	(4,010,586)		(4,056,506)	-	-	(733,735)	(162,231)
Class C	(3,165,574)	(7,641,366)	(5,857,570)		(6,041,728)	-	-	(905,216)	(163,624)
Class Z	(4,207,142)	(10,386,425)	(89,661,356)		(90,717,309)	-	-	(44,042,015)	(9,181,991)
Total distributions to shareholders	(12,430,434)	(33,574,816)	(131,667,056)		(177,283,819)	-	(2,958,106)	(48,023,609)	(14,509,381)
Net capital share transactions	(20,987,483)	(12,182,705)	(195,133,410)		(88,627,445)	137,288,733	173,530,044	210,985,138	497,995,917
Redemption fees	4,909	1,837	19,997		43,463	23,143	19,912	26,348	38,107
Net increase (decrease) in net assets	1,171,995	(14,027,914)	(43,286,259)		193,666,478	249,408,966	284,166,915	311,752,404	534,549,026
Net assets
Beginning of period	394,191,153	408,219,067	3,758,724,036		3,565,057,558	1,240,777,018	956,610,103	1,080,831,648	546,282,622
End of period	395,363,148	394,191,153	3,715,437,777		3,758,724,036	1,490,185,984	1,240,777,018	1,392,584,052	1,080,831,648
Undistributed (overdistributed) net investment income, at end of period	3,627,326	(74,914)	52,781,765		575,665	29,487,734	10,885,211	15,340,356	383,456

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

  (b)  Allocated from the Columbia International Value Master Portfolio.

See Accompanying Notes to Financial Statements.

22

Statements of changes in net assets (continued)

See Accompanying Notes to Financial Statements.

23

Schedules of capital stock activity

	Global Value Fund				International Value Fund
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005		(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	393,736	4,651,681	922,025	10,728,504	2,851,532	62,207,349	8,493,731	181,999,042
Shares issued upon conversion from Class B shares	2,759	33,957	8,612	95,071	58,978	1,337,281	21,789	446,580
Distributions reinvested	206,432	2,371,905	572,183	6,553,480	1,219,486	25,645,910	1,448,221	31,919,183
Redemptions	(1,110,534)	(13,314,364)	(1,523,377)	(18,028,619)	(4,634,764)	(101,295,349)	(7,784,180)	(165,161,591)
Net increase (decrease)	(507,607)	(6,256,821)	(20,557)	(651,564)	(504,768)	(12,104,809)	2,179,561	49,203,214
Class B
Subscriptions	18,124	205,620	58,031	648,680	25,636	540,932	40,969	876,036
Distributions reinvested	72,671	819,011	179,029	1,999,809	156,349	3,231,730	169,550	3,650,880
Shares redeemed upon conversion to Class A shares	(2,817)	(33,957)	(8,451)	(95,071)	(60,141)	(1,337,281)	(21,462)	(446,580)
Redemptions	(262,909)	(3,095,002)	(293,079)	(3,395,105)	(353,594)	(7,602,638)	(667,309)	(13,942,537)
Net decrease	(174,931)	(2,104,328)	(64,470)	(841,687)	(231,750)	(5,167,257)	(478,252)	(9,862,201)
Class C (See Note 2)
Subscriptions	87,335	986,796	250,227	2,806,250	125,928	2,656,771	240,137	5,085,551
Distributions reinvested	184,122	2,076,899	462,267	5,161,776	190,337	3,930,434	205,506	4,420,649
Redemptions	(665,359)	(7,831,691)	(834,945)	(9,640,402)	(652,978)	(14,045,644)	(1,434,079)	(30,083,910)
Net decrease	(393,902)	(4,767,996)	(122,451)	(1,672,376)	(336,713)	(7,458,439)	(988,436)	(20,577,710)
Class Z
Subscriptions	18,127	219,518	84,037	1,022,631	632,859	14,222,893	2,688,845	56,236,599
Distributions reinvested	78,108	902,930	197,747	2,276,386	2,016,471	42,628,859	2,600,076	57,637,818
Redemptions	(747,289)	(8,980,786)	(1,047,930)	(12,316,095)	(10,347,158)	(227,254,657)	(10,505,769)	(221,265,165)
Net decrease	(651,054)	(7,858,338)	(766,146)	(9,017,078)	(7,697,828)	(170,402,905)	(5,216,848)	(107,390,748)

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

24

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

25

Schedules of capital stock activity (continued)

	Multi-Advisor International Equity Fund				International Opportunities Fund
	(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005		(unaudited) Six months ended September 30, 2005(a)		Year ended March 31, 2005
	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)
Class A (See Note 2)
Subscriptions	354,167	4,705,985	478,849	5,902,804	1,950,087	21,865,192	3,272,016	36,373,935
Shares issued upon conversion from Class B shares	378,426	5,426,618	57	619	31,415	380,123	67,941	715,877
Distributions reinvested	-	-	753	10,061	167,976	1,785,585	32,450	352,104
Redemptions	(384,707)	(5,202,799)	(617,921)	(7,581,091)	(933,487)	(10,565,137)	(535,873)	(5,901,090)
Net increase (decrease)	347,886	4,929,804	(138,262)	(1,667,607)	1,215,991	13,465,763	2,836,534	31,540,826
Class B
Subscriptions	35,182	437,992	83,316	997,736	295,989	3,217,786	816,096	8,740,605
Distributions reinvested	-	-	-	-	57,252	587,978	11,611	118,656
Shares redeemed upon conversion to Class A shares	(405,881)	(5,426,618)	(53)	(619)	(32,595)	(380,123)	(66,166)	(715,877)
Redemptions	(71,811)	(906,150)	(162,225)	(1,832,373)	(184,724)	(1,990,590)	(86,082)	(902,706)
Net increase (decrease)	(442,510)	(5,894,776)	(78,962)	(835,256)	135,922	1,435,051	675,459	7,240,678
Class C (See Note 2)
Subscriptions	25,957	318,483	71,127	817,437	582,344	6,323,391	1,123,769	11,987,580
Distributions reinvested	-	-	-	-	52,123	535,308	7,492	76,942
Redemptions	(12,708)	(157,696)	(29,899)	(351,347)	(222,114)	(2,416,021)	(139,224)	(1,481,622)
Net increase	13,249	160,787	41,228	466,090	412,353	4,442,678	992,037	10,582,900
Class Z
Subscriptions	15,047,448	204,003,001	22,319,266	283,046,079	25,872,803	293,111,510	48,327,504	537,930,728
Distributions reinvested	-	-	96,081	1,297,091	815,754	8,769,352	202,502	2,198,134
Redemptions	(4,859,518)	(65,910,083)	(8,835,855)	(108,776,353)	(9,602,842)	(110,239,216)	(8,141,457)	(91,497,349)
Net increase	10,187,930	138,092,918	13,579,492	175,566,817	17,085,715	191,641,646	40,388,549	448,631,513

  (a)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

See Accompanying Notes to Financial Statements.

26

Schedules of capital stock activity (continued)

See Accompanying Notes to Financial Statements.

27

Financial highlights

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions	Net increase in net asset value from redemption fees
Global Value Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$11.98	$0.12	$0.97	$1.09	$-	$(0.38)	$(0.38)	$-	(d)
Year ended 3/31/2005	12.04	0.11	0.85	0.96	(0.11)	(0.91)	(1.02)	-	(d)
Year ended 3/31/2004	7.18	0.05	4.96	5.01	(0.04)	(0.11)	(0.15)	-	(d)
Year ended 3/31/2003	10.47	0.05	(3.15)	(3.10)	(0.03)	(0.16)	(0.19)	-
Period ended 3/31/2002(h)	10.00	0.04	0.45	0.49	- (d)	(0.02)	(0.02)	-
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$11.78	$0.08	$0.94	$1.02	$-	$(0.38)	$(0.38)	$-	(d)
Year ended 3/31/2005	11.86	0.02	0.84	0.86	(0.03)	(0.91)	(0.94)	-
Year ended 3/31/2004	7.11	(0.03)	4.89	4.86	-	(0.11)	(0.11)	-	(d)
Year ended 3/31/2003	10.40	(0.01)	(3.12)	(3.13)	-	(0.16)	(0.16)	-
Period ended 3/31/2002(h)	10.00	(0.03)	0.45	0.42	-	(0.02)	(0.02)	-
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$11.78	$0.08	$0.94	$1.02	$-	$(0.38)	$(0.38)	$-	(d)
Year ended 3/31/2005	11.86	0.02	0.84	0.86	(0.03)	(0.91)	(0.94)	-
Year ended 3/31/2004	7.11	(0.03)	4.89	4.86	-	(0.11)	(0.11)	-	(d)
Year ended 3/31/2003	10.40	(0.01)	(3.12)	(3.13)	-	(0.16)	(0.16)	-
Period ended 3/31/2002(h)	10.00	(0.03)	0.45	0.42	-	(0.02)	(0.02)	-
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$12.04	$0.14	$0.98	$1.12	$-	$(0.38)	$(0.38)	$-	(d)
Year ended 3/31/2005	12.10	0.14	0.85	0.99	(0.14)	(0.91)	(1.05)	-	(d)
Year ended 3/31/2004	7.21	0.07	4.99	5.06	(0.06)	(0.11)	(0.17)	-	(d)
Year ended 3/31/2003	10.50	0.07	(3.16)	(3.09)	(0.04)	(0.16)	(0.20)	-
Period ended 3/31/2002(h)	10.00	0.06	0.47	0.53	(0.01)	(0.02)	(0.03)	-

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Global Value Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$12.69	9.46	%(e)	$127,758	1.48	%(f)(g)	2.08	%(g)	6	%(e)	1.48	%(f)(g)
Year ended 3/31/2005	11.98	8.64		126,679	1.52	(f)	0.94		18		1.52	(f)
Year ended 3/31/2004	12.04	70.00		127,609	1.55	(f)	0.44		28		1.55	(f)
Year ended 3/31/2003	7.18	(29.98)		47,111	1.65		0.62		15		1.65
Period ended 3/31/2002(h)	10.47	4.92		26,172	1.65	(f)(g)	0.41	(g)	19		1.88	(f)(g)
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$12.42	9.02	%(e)	$34,029	2.23	%(f)(g)	1.34	%(g)	6	%(e)	2.23	%(f)(g)
Year ended 3/31/2005	11.78	7.85		34,324	2.27	(f)	0.19		18		2.27	(f)
Year ended 3/31/2004	11.86	68.56		35,343	2.30	(f)	(0.31)		28		2.30	(f)
Year ended 3/31/2003	7.11	(30.41)		15,310	2.40		(0.13)		15		2.40
Period ended 3/31/2002(h)	10.40	4.18		11,804	2.40	(f)(g)	(0.34	)(g)	19		2.63	(f)(g)
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$12.42	9.02	%(e)	$99,371	2.23	%(f)(g)	1.32	%(g)	6	%(e)	2.23	%(f)(g)
Year ended 3/31/2005	11.78	7.84		98,850	2.27	(f)	0.19		18		2.27	(f)
Year ended 3/31/2004	11.86	68.56		101,025	2.30	(f)	(0.31)		28		2.30	(f)
Year ended 3/31/2003	7.11	(30.41)		44,758	2.40		(0.13)		15		2.40
Period ended 3/31/2002(h)	10.40	4.18		30,914	2.40	(f)(g)	(0.34	)(g)	19		2.63	(f)(g)
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$12.78	9.67	%(e)	$134,206	1.23	%(f)(g)	2.35	%(g)	6	%(e)	1.23	%(f)(g)
Year ended 3/31/2005	12.04	8.84		134,337	1.27	(f)	1.19		18		1.27	(f)
Year ended 3/31/2004	12.10	70.38		144,242	1.30	(f)	0.69		28		1.30	(f)
Year ended 3/31/2003	7.21	(29.77)		57,373	1.40		0.87		15		1.40
Period ended 3/31/2002(h)	10.50	5.24		49,246	1.40	(f)(g)	0.66	(g)	19		1.63	(f)(g)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Amount represents less than $0.01 per share.

(e)  Not annualized.

(f)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(g)  Annualized.

(h)  The Fund's Investor A, Investor B, Investor C and Primary A shares commenced operations on April 16, 2001.

See Accompanying Notes to Financial Statements.

28

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

29

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of year	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
International Value Fund(c)
Class A Shares
Six months ended 9/30/05 (unaudited)(d)	$22.34	$0.30	$1.45	$1.75	$-	$(0.80)	$(0.80)
Year ended 3/31/2005	20.64	0.23	2.51	2.74	(0.25)	(0.79)	(1.04)
Year ended 3/31/2004	11.62	0.15	9.04	9.19	(0.17)	-	(0.17)
Year ended 3/31/2003	16.61	0.15	(4.92)	(4.77)	(0.13)	(0.09)	(0.22)
Year ended 3/31/2002	17.26	0.18	(0.29)	(0.11)	(0.18)	(0.36)	(0.54)
Year ended 3/31/2001	18.77	0.27	(0.39)	(0.12)	(0.19)	(1.20)	(1.39)
Class B Shares
Six months ended 9/30/05 (unaudited)(d)	$22.00	$0.22	$1.41	$1.63	$-	$(0.80)	$(0.80)
Year ended 3/31/2005	20.35	0.08	2.45	2.53	(0.09)	(0.79)	(0.88)
Year ended 3/31/2004	11.47	0.02	8.91	8.93	(0.05)	-	(0.05)
Year ended 3/31/2003	16.39	0.03	(4.84)	(4.81)	(0.02)	(0.09)	(0.11)
Year ended 3/31/2002	17.07	0.07	(0.30)	(0.23)	(0.09)	(0.36)	(0.45)
Year ended 3/31/2001	18.64	0.16	(0.40)	(0.24)	(0.13)	(1.20)	(1.33)
Class C Shares
Six months ended 9/30/05 (unaudited)(d)	$21.98	$0.22	$1.41	$1.63	$-	$(0.80)	$(0.80)
Year ended 3/31/2005	20.33	0.08	2.45	2.53	(0.09)	(0.79)	(0.88)
Year ended 3/31/2004	11.46	0.02	8.90	8.92	(0.05)	-	(0.05)
Year ended 3/31/2003	16.39	0.02	(4.82)	(4.80)	(0.04)	(0.09)	(0.13)
Year ended 3/31/2002	17.07	0.04	(0.27)	(0.23)	(0.09)	(0.36)	(0.45)
Year ended 3/31/2001	18.65	0.16	(0.41)	(0.25)	(0.13)	(1.20)	(1.33)
Class Z Shares
Six months ended 9/30/05 (unaudited)(d)	$22.42	$0.34	$1.45	$1.79	$-	$(0.80)	$(0.80)
Year ended 3/31/2005	20.71	0.29	2.51	2.80	(0.30)	(0.79)	(1.09)
Year ended 3/31/2004	11.65	0.19	9.07	9.26	(0.20)	-	(0.20)
Year ended 3/31/2003	16.67	0.16	(4.92)	(4.76)	(0.17)	(0.09)	(0.26)
Year ended 3/31/2002	17.30	0.22	(0.29)	(0.07)	(0.20)	(0.36)	(0.56)
Year ended 3/31/2001	18.78	0.32	(0.39)	(0.07)	(0.21)	(1.20)	(1.41)

											Without waivers and/or expense reimbursements
	Net increase in net asset value from redemption fees		Net asset value end of year	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Ratio of operating expenses to average net assets
International Value Fund(c)
Class A Shares
Six months ended 9/30/05 (unaudited)(d)	$-	(e)	$23.29	8.24	%(f)	$933,456	1.28	%(g)(h)	2.75	%(g)	1.32	%(g)(i)
Year ended 3/31/2005	-	(e)	22.34	13.38		906,848	1.33		1.10		1.40	(j)
Year ended 3/31/2004	-	(e)	20.64	79.17		792,857	1.36		0.89		1.45	(k)
Year ended 3/31/2003	-		11.62	(28.97)		482,196	1.42		0.91		1.48
Year ended 3/31/2002	-		16.61	(0.46)		798,587	1.44		1.11		1.48
Year ended 3/31/2001	-		17.26	(0.72)		353,646	1.38		1.64		1.48
Class B Shares
Six months ended 9/30/05 (unaudited)(d)	$-	(e)	$22.83	7.81	%(f)	$110,312	2.03	%(g)(h)	2.01	%(g)	2.07	%(g)(i)
Year ended 3/31/2005	-	(e)	22.00	12.54		111,402	2.08		0.35		2.15	(j)
Year ended 3/31/2004	-	(e)	20.35	77.89		112,798	2.11		0.14		2.20	(k)
Year ended 3/31/2003	-		11.47	(29.54)		73,283	2.17		0.16		2.23
Year ended 3/31/2002	-		16.39	(1.16)		116,374	2.19		0.36		2.23
Year ended 3/31/2001	-		17.07	(1.42)		80,655	2.13		0.89		2.23
Class C Shares
Six months ended 9/30/05 (unaudited)(d)	$-	(e)	$22.81	7.82	%(f)	$161,254	2.03	%(g)(h)	2.01	%(g)	2.07	%(g)(i)
Year ended 3/31/2005	-	(e)	21.98	12.54		162,797	2.08		0.35		2.15	(j)
Year ended 3/31/2004	-	(e)	20.33	77.85		170,702	2.11		0.14		2.20	(k)
Year ended 3/31/2003	-		11.46	(29.52)		113,594	2.17		0.16		2.23
Year ended 3/31/2002	-		16.39	(1.16)		149,979	2.19		0.36		2.23
Year ended 3/31/2001	-		17.07	(1.45)		48,784	2.13		0.89		2.23
Class Z Shares
Six months ended 9/30/05 (unaudited)(d)	$-	(e)	$23.41	8.39	%(f)	$2,510,416	1.03	%(g)(h)	3.05	%(g)	1.07	%(g)(i)
Year ended 3/31/2005	-	(e)	22.42	13.63		2,577,677	1.08		1.35		1.15	(j)
Year ended 3/31/2004	-	(e)	20.71	79.67		2,488,701	1.11		1.14		1.20	(k)
Year ended 3/31/2003	-		11.65	(28.81)		1,614,750	1.17		1.16		1.23
Year ended 3/31/2002	-		16.67	(0.18)		2,059,558	1.19		1.36		1.23
Year ended 3/31/2001	-		17.30	(0.50)		1,163,899	1.13		1.89		1.23

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Value Master Portfolio.

(d)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(e)  Amount represents less than $0.01 per share.

(f)  Not annualized.

(g)  Annualized.

(h)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(i)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 10) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.28% for Class A, 2.03% for Class B and Class C and 1.03% for Class Z.

(j)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.37% for Investor A, 2.12% for Investor B and Investor C and 1.12% for Primary A.

(k)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.42% for Investor A, 2.17% for Investor B and Investor C and 1.17% for Primary A.

See Accompanying Notes to Financial Statements.

30

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

31

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of year	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions	Net increase in net asset value from redemption fees
Multi-Advisor International Equity Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$13.30	$0.17	$0.90	$1.07	$-	$-	$-	$-	(d)
Year ended 3/31/2005	12.00	0.13	1.18	1.31	(0.01)	-	(0.01)	-	(d)
Year ended 3/31/2004	7.93	0.08	4.09	4.17	(0.10)	-	(0.10)	-	(d)
Year ended 3/31/2003(m)	10.30	0.08	(2.47)	(2.39)	(0.04)	-	(0.04)	0.06
Year ended 3/31/2002(m)	10.95	0.06	(0.71)	(0.65)	-	-	-	-
Year ended 3/31/2001(m)	16.51	0.07	(4.38)	(4.31)	(0.09)	(1.16)	(1.25)	-
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$12.44	$0.12	$0.84	$0.96	$-	$-	$-	$-	(d)
Year ended 3/31/2005	11.30	0.03	1.11	1.14	-	-	-	-	(d)
Year ended 3/31/2004	7.50	- (d)	3.85	3.85	(0.05)	-	(0.05)	-	(d)
Year ended 3/31/2003(m)	9.87	0.02	(2.38)	(2.36)	(0.01)	-	(0.01)	-	(d)
Year ended 3/31/2002(m)	10.56	(0.01)	(0.68)	(0.69)	-	-	-	-
Year ended 3/31/2001(m)	16.06	-	(4.27)	(4.27)	(0.07)	(1.16)	(1.23)	-
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$12.32	$0.11	$0.84	$0.95	$-	$-	$-	$-	(d)
Year ended 3/31/2005	11.20	0.03	1.09	1.12	-	-	-	-	(d)
Year ended 3/31/2004	7.43	- (d)	3.82	3.82	(0.05)	-	(0.05)	-	(d)
Year ended 3/31/2003(m)	9.63	0.01	(2.33)	(2.32)	(0.01)	-	(0.01)	0.13
Year ended 3/31/2002(m)	10.30	(0.01)	(0.66)	(0.67)	-	-	-	-
Year ended 3/31/2001(m)	15.72	(0.02)	(4.17)	(4.19)	(0.07)	(1.16)	(1.23)	-
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$13.44	$0.19	$0.92	$1.11	$-	$-	$-	$-	(d)
Year ended 3/31/2005	12.13	0.16	1.19	1.35	(0.04)	-	(0.04)	-	(d)
Year ended 3/31/2004	8.01	0.13	4.11	4.24	(0.12)	-	(0.12)	-	(d)
Year ended 3/31/2003(m)	10.49	0.10	(2.53)	(2.43)	(0.05)	-	(0.05)	-	(d)
Year ended 3/31/2002(m)	11.12	0.09	(0.72)	(0.63)	- (d)	-	- (d)	-
Year ended 3/31/2001(m)	16.74	0.12	(4.47)	(4.35)	(0.11)	(1.16)	(1.27)	-

											Without waivers and/or expense reimbursements
	Net asset value end of year	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
Multi-Advisor International Equity Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$14.37	8.05	%(e)	$35,834	1.15	%(f)(g)	2.56	%(f)	37	%(e)	1.23%(f)(g)(h)
Year ended 3/31/2005	13.30	10.88		28,527	1.26	(g)(i)	1.01		153		1.38	(g)(j)
Year ended 3/31/2004	12.00	52.71		27,396	1.37	(g)(i)(k)	0.74		86		1.40	(g)(l)
Year ended 3/31/2003(m)	7.93	(22.71)		18,870	1.43		0.85		100	(n)	1.43
Year ended 3/31/2002(m)	10.30	(5.94)		30,067	1.41		0.63		85	(n)	1.41
Year ended 3/31/2001(m)	10.95	(27.54)		46,770	1.40		0.64		92	(n)	1.41
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$13.40	7.72	%(e)	$4,813	1.90	%(f)(g)	1.90	%(f)	37	%(e)	1.98%(f)(g)(h)
Year ended 3/31/2005	12.44	10.09		9,976	2.01	(g)(i)	0.26		153		2.13	(g)(j)
Year ended 3/31/2004	11.30	51.39		9,956	2.12	(g)(i)(k)	(0.01)		86		2.15	(g)(l)
Year ended 3/31/2003(m)	7.50	(23.96)		7,068	2.18		0.10		100	(n)	2.18
Year ended 3/31/2002(m)	9.87	(6.53)		14,408	2.16		(0.12)		85	(n)	2.16
Year ended 3/31/2001(m)	10.56	(28.11)		20,747	2.15		(0.11)		92	(n)	2.16
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$13.27	7.71	%(e)	$2,936	1.90	%(f)(g)	1.79	%(f)	37	%(e)	1.98%(f)(g)(h)
Year ended 3/31/2005	12.32	10.00		2,563	2.01	(g)(i)	0.26		153		2.13	(g)(j)
Year ended 3/31/2004	11.20	51.43		1,867	2.12	(g)(i)(k)	(0.01)		86		2.15	(g)(l)
Year ended 3/31/2003(m)	7.43	(22.78)		1,249	2.18		0.10		100	(n)	2.18
Year ended 3/31/2002(m)	9.63	(6.50)		1,245	2.16		(0.12)		85	(n)	2.16
Year ended 3/31/2001(m)	10.30	(28.22)		1,166	2.15		(0.11)		92	(n)	2.16
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$14.55	8.26	%(e)	$1,446,603	0.90	%(f)(g)	2.78	%(f)	37	%(e)	0.98%(f)(g)(h)
Year ended 3/31/2005	13.44	11.10		1,199,712	1.01	(g)(i)	1.26		153		1.13	(g)(j)
Year ended 3/31/2004	12.13	53.06		917,391	1.12	(g)(i)(k)	0.99		86		1.15	(g)(l)
Year ended 3/31/2003(m)	8.01	(23.19)		556,619	1.18		1.10		100	(n)	1.18
Year ended 3/31/2002(m)	10.49	(5.65)		474,738	1.16		0.88		85	(n)	1.16
Year ended 3/31/2001(m)	11.12	(27.40)		724,572	1.15		0.89		92	(n)	1.16

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Amount represents less than $0.01 per share.

(e)  Not annualized.

(f)  Annualized.

(g)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(h)  The effect of the non-recurring costs assumed by Bank of America Corporation (see Note 10) and excise tax voluntarily reimbursed by the investment advisor are included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs and excise tax, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.15% for Class A, 1.90% for Class B and Class C and 0.90% for Class Z.

(i)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(j)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.35% for Investor A, 2.10% for Investor B and Investor C and 1.10% for Primary A.

(k)  A reimbursement from Investment Advisor is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

(l)  The effect of the non-recurring costs assumed by Bank of America Corporation is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements. Absent these non-recurring costs, the ratio of operating expenses to average net assets without waivers and/or expense reimbursements would have been 1.38% for Investor A, 2.13% for Investor B and Investor C and 1.13% for Primary A.

(m)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Columbia International Equity Master Portfolio.

(n)  Rate represents the Columbia International Equity Master Portfolio.

See Accompanying Notes to Financial Statements.

32

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

33

Financial highlights (continued)

For a share outstanding throughout each period.

	Net asset value beginning of period	Net investment income/(loss)(a)	Net realized and unrealized gain/(loss) on investments	Net increase/ (decrease) in net asset value from operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions	Net increase in net asset value from redemption fees
International Opportunities Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$11.41	$0.13	$1.16	$1.29	$-	$(0.47)	$(0.47)	$-	(d)
Year ended 3/31/2005	11.05	0.05	0.51	0.56	(0.04)	(0.16)	(0.20)	-	(d)
Year ended 3/31/2004	6.93	- (d)	4.20	4.20	-	(0.08)	(0.08)	-	(d)
Year ended 3/31/2003	8.32	0.01	(1.40)	(1.39)	-	-	-	-
Year ended 3/31/2002	8.01	(0.01)	0.32	0.31	-	-	-	-
Period ended 3/31/2001(i)	10.00	(0.01)	(1.98)	(1.99)	-	-	-	-
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$11.05	$0.09	$1.11	$1.20	$-	$(0.47)	$(0.47)	$-	(d)
Year ended 3/31/2005	10.75	(0.03)	0.49	0.46	-	(0.16)	(0.16)	-	(d)
Year ended 3/31/2004	6.79	(0.07)	4.11	4.04	-	(0.08)	(0.08)	-	(d)
Year ended 3/31/2003	8.22	(0.04)	(1.39)	(1.43)	-	-	-	-
Year ended 3/31/2002	7.97	(0.07)	0.32	0.25	-	-	-	-
Period ended 3/31/2001(i)	10.00	(0.08)	(1.95)	(2.03)	-	-	-	-
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$11.05	$0.09	$1.11	$1.20	$-	$(0.47)	$(0.47)	$-	(d)
Year ended 3/31/2005	10.75	(0.03)	0.49	0.46	-	(0.16)	(0.16)	-	(d)
Year ended 3/31/2004	6.80	(0.07)	4.10	4.03	-	(0.08)	(0.08)	-	(d)
Year ended 3/31/2003	8.22	(0.05)	(1.37)	(1.42)	-	-	-	-
Year ended 3/31/2002	7.97	(0.07)	0.32	0.25	-	-	-	-
Period ended 3/31/2001(i)	10.00	(0.09)	(1.94)	(2.03)	-	-	-	-
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$11.53	$0.14	$1.17	$1.31	$-	$(0.47)	$(0.47)	$-	(d)
Year ended 3/31/2005	11.15	0.08	0.52	0.60	(0.06)	(0.16)	(0.22)	-	(d)
Year ended 3/31/2004	6.98	0.02	4.24	4.26	(0.01)	(0.08)	(0.09)	-	(d)
Year ended 3/31/2003	8.36	0.04	(1.42)	(1.38)	-	-	-	-
Year ended 3/31/2002	8.03	(0.01)	0.34	0.33	-	-	-	-
Period ended 3/31/2001(i)	10.00	- (d)	(1.97)	(1.97)	-	-	-	-

											Without waivers and/or expense reimbursements
	Net asset value end of period	Total return(b)		Net assets end of period (000)	Ratio of operating expenses to average net assets		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets
International Opportunities Fund
Class A Shares
Six months ended 9/30/05 (unaudited)(c)	$12.23	11.89	%(e)	$71,441	1.33%(f)(g)(h)		2.25	%(g)	64	%(e)	1.33	%(f)(g)
Year ended 3/31/2005	11.41	5.24		52,794	1.37	(f)	0.47		165		1.37	(f)
Year ended 3/31/2004	11.05	60.87		19,785	1.42	(f)	(0.04)		121		1.42	(f)
Year ended 3/31/2003	6.93	(16.71)		2,272	1.73	(f)	0.33		193		2.05	(f)
Year ended 3/31/2002	8.32	3.87		1,526	1.67	(f)(h)	(0.33)		307		4.27	(f)
Period ended 3/31/2001(i)	8.01	(19.90)		2,797	1.72	(g)	(0.13	)(g)	442		6.53	(g)
Class B Shares
Six months ended 9/30/05 (unaudited)(c)	$11.78	11.45	%(e)	$19,315	2.08%(f)(g)(h)		1.57	%(g)	64	%(e)	2.08	%(f)(g)
Year ended 3/31/2005	11.05	4.45		16,618	2.12	(f)	(0.28)		165		2.12	(f)
Year ended 3/31/2004	10.75	59.77		8,905	2.17	(f)	(0.79)		121		2.17	(f)
Year ended 3/31/2003	6.79	(17.40)		2,782	2.48	(f)	(0.42)		193		2.80	(f)
Year ended 3/31/2002	8.22	3.14		1,951	2.42	(f)(h)	(1.08)		307		5.02	(f)
Period ended 3/31/2001(i)	7.97	(20.30)		2,031	2.47	(g)	(0.88	)(g)	442		7.28	(g)
Class C Shares
Six months ended 9/30/05 (unaudited)(c)	$11.78	11.45	%(e)	$25,678	2.08%(f)(g)(h)		1.54	%(g)	64	%(e)	2.08	%(f)(g)
Year ended 3/31/2005	11.05	4.45		19,530	2.12	(f)	(0.28)		165		2.12	(f)
Year ended 3/31/2004	10.75	59.53		8,331	2.17	(f)	(0.79)		121		2.17	(f)
Year ended 3/31/2003	6.80	(17.27)		869	2.48	(f)	(0.42)		193		2.80	(f)
Year ended 3/31/2002	8.22	3.14		869	2.42	(f)(h)	(1.08)		307		5.02	(f)
Period ended 3/31/2001(i)	7.97	(20.30)		974	2.47	(g)	(0.88	)(g)	442		7.28	(g)
Class Z Shares
Six months ended 9/30/05 (unaudited)(c)	$12.37	11.94	%(e)	$1,276,150	1.08%(f)(g)(h)		2.51	%(g)	64	%(e)	1.08	%(f)(g)
Year ended 3/31/2005	11.53	5.55		991,889	1.12	(f)	0.72		165		1.12	(f)
Year ended 3/31/2004	11.15	61.25		509,262	1.17	(f)	0.21		121		1.17	(f)
Year ended 3/31/2003	6.98	(16.51)		95,093	1.48	(f)	0.58		193		1.80	(f)
Year ended 3/31/2002	8.36	4.11		2,700	1.42	(f)(h)	(0.08)		307		4.02	(f)
Period ended 3/31/2001(i)	8.03	(19.70)		1,477	1.47	(g)	0.12	(g)	442		6.28	(g)

(a)  Per share net investment income/(loss) has been calculated using the monthly average shares method.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  On August 22, 2005, the Fund's Investor A, Investor B, Investor C and Primary A shares were redesignated Class A, Class B, Class C and Class Z shares, respectively.

(d)  Amount represents less than $0.01 per share.

(e)  Non annualized.

(f)  The effect of the custodial expense offset (see Note 4) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(g)  Annualized.

(h)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(i)  The Fund's Investor A, Investor B, Investor C and Primary A shares commenced operations on August 1, 2000.

See Accompanying Notes to Financial Statements.

34

Financial highlights (continued)

See Accompanying Notes to Financial Statements.

35

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Series Trust (the "Trust"), formerly Nations Funds Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Fund Name	Former Fund Name
Columbia Global Value Fund	Nations Global Value Fund

Columbia International Value Fund	Nations International Value Fund

Columbia Multi-Advisor International Equity Fund	Nations International Equity Fund

Columbia Marsico International Opportunities Fund	Nations Marsico International Opportunities Fund

On September 23, 2005, Nations Funds Trust was renamed Columbia Funds Series Trust. Also on that date, each of the Funds presented in these financial statements was renamed as disclosed above.

Investment goals: Columbia Global Value Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic and foreign issuers, including issuers in emerging markets countries. Columbia International Value Fund seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries. Columbia Multi-Advisor International Equity Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries. Columbia Marsico International Opportunities Fund seeks long-term growth of capital.

Columbia International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing substantially all of its assets in Columbia International Value Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust (the "Master Trust"). The Master Portfolio has the same investment objective as that of the Feeder Fund. The value of the Feeder Fund's investments in the Master Portfolio included in the Statements of assets and liabilities reflects the Feeder Fund's proportionate beneficial interests in the net assets of the Master Portfolio (87.1% for the Master Portfolio at September 30, 2005). The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Other funds not registered under the 1940 Act and managed by Columbia Management Advisors, LLC, whose financial statements are not presented here, also invest in the Master Portfolio.

Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund also operate in a master-feeder structure. The Funds seek to achieve their investment objective by investing substantially all of their assets in Columbia Multi-Advisor International Equity Master Portfolio and Columbia Marsico International Opportunities Master Portfolio respectively, which have the same investment objective as their corresponding feeder fund. Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund are each a series of the Master Trust. Because the value of each Fund's investment in the Columbia Multi-Advisor International Equity Master Portfolio and the Columbia Marsico International Opportunities Master Portfolio as of and for the six months ended September 30, 2005 represented substantially all of the beneficial interests in their respective master portfolio, the financial statements for the Columbia Multi-Advisor International Equity Fund and the Columbia Marsico International Opportunities Fund reflect the consolidation of the respective master portfolio. Separate financial statements for the Columbia Multi-Advisor International Equity Master Portfolio and the Columbia Marsico International Opportunities Master Portfolio have not been prepared and references in this report to Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund should be read to include references to the corresponding master portfolios.

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, Nations International Value Master Portfolio, Nations International Equity Master Portfolio and Nations Marsico International Opportunities Master Portfolio were renamed Columbia International Master Portfolio Value Fund, Columbia Multi-Advisor International Equity Master Portfolio and Columbia Marsico International Opportunities Master Portfolio, respectively.

Fund shares: The Funds currently offer four classes of shares: Class A, Class B, Class C and Class Z shares. Subject to certain limited exceptions, Columbia Global Value Fund and Columbia International Value Fund are no longer accepting new

36

Notes to financial statements (continued)  September 30, 2005 (unaudited)

investments from current or prospective investors. Please see the Funds' current prospectus for more information. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. On August 22, 2005, Investor A, Investor B, Investor C and Primary A shares of the Funds were redesignated Class A, Class B, Class C and Class Z shares, respectively.

Note 2.  Significant accounting policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year financial statement presentation. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation: Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. An independent fair value pricing service assists in the fair valuation process for funds that primarily invest in international securities. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

37

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Expenses: General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid annually for each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal income tax status: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986 of Sub-chapter M, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains
Columbia Global Value Fund	$10,508,738	$23,066,078
Columbia International Value Fund	45,991,039	131,292,780
Columbia Multi-Advisor International Equity Fund	2,958,106	-
Columbia Marsico International Opportunities Fund	10,939,683	3,569,698

*  For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

38

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes, was:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Columbia Global Value Fund	$87,498,442	$(14,754,755)	$72,743,687
Columbia International Value Fund	N/A*	N/A*	N/A*
Columbia Multi-Advisor International Equity Fund	271,628,535	(25,906,453)	245,722,082
Columbia Marsico International Opportunities Fund	257,012,804	(18,605,165)	238,407,639

*  see corresponding Master Portfolio for tax basis information.

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2011
Columbia Multi-Advisor International Equity Fund	$16,110,467

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As determined on March 31, 2005, the following Funds elected to defer losses occurring between November 1, 2004 and March 31, 2005 under these rules as follows:

Fund	Currency Losses Deferred
Columbia Global Value Fund	$9,529

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Funds. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Funds, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

	Fees on Average Net Assets
Fund	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
Columbia Multi-Advisor International Equity Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Columbia Marsico International Opportunities Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in its corresponding Master Portfolio (See Note 4 of Notes to financial statements of the Master Portfolio).

For the six months ended September 30, 2005, the annualized effective investment advisory fee rates for the Funds were as follows:

Fund	Annualized Effective Fee Rate
Columbia Global Value Fund	0.90%
Columbia Multi-Advisor International Equity Fund	0.66%
Columbia Marsico International Opportunities Fund	0.80%

39

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Sub-advisory fees: Brandes Investment Partners, LLC ("Brandes") has been retained by Columbia as sub-advisor to the Columbia Global Value Fund. As the sub-advisor, Brandes is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee at the annual rate of 0.50% of the first $1 billion of the Fund's average daily net assets and 0.45% over $1 billion of the Fund's average daily net assets.

The Columbia Multi-Advisor International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. Causeway Capital Management LLC ("Causeway") and Marsico Capital Management, LLC ("Marsico") are co-investment sub-advisers of the Fund. Pursuant to the sub-advisory agreement, Causeway and Marsico are each entitled to receive a fee from Columbia at the maximum annual rate of 0.43% and 0.45%, respectively, of the Fund's average daily net assets that they manage.

Marsico has also been retained by Columbia as sub-advisor to the Columbia International Opportunities Fund. Columbia, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

Administration fee: Columbia provides administrative and other services to the Funds. State Street Bank and Trust Company ("State Street") serves as the sub-administrator to the Funds. Prior to August 22, 2005, BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of BOA, served as the administrator to the Funds under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Funds.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly based on each Fund's average daily net assets at the following annual rates:

Fund	Annual Fee Rate
Columbia Global Value Fund	0.17%
Columbia International Value Fund	0.17%
Columbia Multi-Advisor International Equity Fund	0.17%
Columbia Marsico International Opportunities Fund	0.22%

Transfer agent fee: Columbia Management Services, Inc. (the "Transfer Agent"), formerly known as Columbia Funds Services, Inc. is an affiliate of Columbia and a wholly-owned subsidiary of BOA, provides shareholder services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to August 22, 2005, PFPC, Inc. ("PFPC") served as the transfer agent for the Funds' shares and BOA served as the sub-transfer agent for the Class Z shares (formerly Primary A shares) of the Funds. On August 22, 2005, Columbia Funds Services, Inc. was renamed Columbia Management Services, Inc.

Effective August 22, 2005, for accounts other than omnibus accounts, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account. For omnibus accounts, the Transfer Agent receives a fee at the maximum annual rate of 0.11% of the net assets within each omnibus account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective September 1, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually for the Columbia Global Value Fund. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Prior to August 22, 2005, BOA was entitled to receive from PFPC a fee equal to the costs incurred by BOA in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Class Z shares of each Fund. These amounts are included in "Transfer agent fees" on the Statements of operations. For the period ended August 22, 2005, BOA earned sub-transfer agent fees from the Funds as follows:

Fund	Sub-Transfer Agent Fee
Columbia Global Value Fund	$1,414
Columbia International Value Fund	19,765
Columbia Multi-Advisor International Equity Fund	12,108
Columbia Marsico International Opportunities Fund	11,969

40

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Underwriting discounts, service and distribution fees: Columbia Management Distributors, Inc. (the "Distributor") serves as distributor of the Funds' shares. Prior to August 22, 2005, BACAP Distributors, a wholly-owned subsidiary of BOA, served as the distributor of the Funds' shares, under the same fee structure. On August 22, 2005, BACAP Distributors merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc, was then renamed Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts and net contingent deferred sales charges ("CDSC") as follows:

	Front End Sales Charge	CDSC
Fund	Class A	Class A	Class B	Class C
Columbia Global Value Fund	$1,139	$-	$42,449	$579
Columbia International Value Fund	1,670	-	79,056	1,749
Columbia Multi-Advisor International Equity Fund	3,160	-	4,971	101
Columbia Marsico International Opportunities Fund	36,012	988	25,230	3,777

The Trust has adopted shareholder servicing plans and distribution plans for the Class B Shares and Class C Shares of each Fund and a combined distribution and shareholder servicing plan for Class A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%

Expense limits and fee reimbursements: Columbia and/or the Distributor have contractually agreed to waive fees and/or reimburse expenses through July 31, 2006 to the extent that total expenses (excluding interest expense and shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

Fund	Annual Rate
Columbia Global Value Fund	1.40%
Columbia Marsico International Opportunities Fund	1.50%

Columbia and/or the Distributor are entitled to recover from the Columbia Global Value Fund any fees waived or expenses reimbursed by Columbia and/or the Distributor during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

At September 30, 2005, there were no amounts potentially recoverable by Columbia and/or the Distributor pursuant to this arrangement.

Fees paid to officers and trustees: With the exception of one officer, all officers of the Funds are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer position. Each Fund's fee will not exceed $15,000 per year.

41

Notes to financial statements (continued)  September 30, 2005 (unaudited)

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of assets and liabilities.

Custody credits: Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Other: Prior to the appointment of State Street as sub-administrator to the Funds, the Funds made daily investments of cash balances in Columbia Cash Reserves (formerly Nations Cash Reserves), another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in "Dividends from affiliates'' on the Statements of operations. BACAP and BACAP Distributors earned advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Funds. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

Fund	Advisory Fees (Earned by BACAP)	Administration Fees (Earned by BACAP Distributors)
Columbia Global Value Fund	$1,159	$580
Columbia Multi-Advisor International Equity Fund	8,910	4,455
Columbia Marsico International Opportunities Fund	7,789	3,894

In 2005, the investment advisor voluntarily agreed to reimburse Columbia Multi-Advisor International Equity Fund, $295,519 of excise tax for the fiscal year ended March 31, 2005.

Note 5.  Portfolio information

For the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

Fund	Purchases	Sales
Columbia Global Value Fund	$23,575,956	$52,662,370
Columbia Multi-Advisor International Equity Fund	622,394,804	476,119,982
Columbia Marsico International Opportunities Fund	946,226,578	749,004,044

Note 6.  Shares of beneficial interest

An unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Class B shares generally convert to Class A shares as follows:

Class B Shares purchased:	Will convert to Class A Shares after:
- after November 15, 1998	Eight years

- between August 1, 1997 and November 15, 1998

$0 - $249,999	Nine years

$250,000 - $499,999	Six years

$500,000 - $999,999	Five years

- before August 1, 1997	Nine years

See Schedules of capital stock activity.

42

Notes to financial statements (continued)  September 30, 2005 (unaudited)

As of September 30, 2005, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Global Value Fund	1	27.5%
Columbia International Value Fund	1	44.1%
Columbia Multi-Advisor International Equity Fund	2	89.5%
Columbia Marsico International Opportunities Fund	1	75.4%

As of September 30, 2005, the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Global Value Fund	2	20.4%
Columbia International Value Fund	1	9.8%

Note 7.  Redemption fees

The Funds are also entitled to a 2% redemption fee on the proceeds of Fund shares that are purchased and are redeemed (either by selling shares or exchanging into another Fund) within 60 days of their purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading in and out of funds. The redemption fees are included as an increase to Paid-in capital on the Statements of assets and liabilities and as a decrease to Shares Redeemed in the Schedules of capital stock activity. For the six months ended September 30, 2005, the Funds received the following in redemption fees:

	Redemption Fee
Fund	Class A	Class B	Class C	Class Z
Columbia Global Value Fund	$1,584	$428	$1,241	$1,656
Columbia International Value Fund	4,894	597	873	13,633
Columbia Multi-Advisor International Equity Fund	525	172	47	22,399
Columbia Marsico International Opportunities Fund	1,313	393	485	24,158

Note 8.  Line of credit

The Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating fund based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statements of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating fund.

Prior to August 22, 2005, the Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating fund maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

43

Notes to financial statements (continued)  September 30, 2005 (unaudited)

During the six months ended September 30, 2005, borrowings by the Funds were as follows:

	Average Amount Outstanding*	Average Interest Rate
Columbia International Value Fund	$924	3.61%
Columbia Marsico International Opportunities Fund	100,934	3.50

*  The average amount outstanding was calculated based on daily balances in the period.

Note 9.  Securities lending

Under an agreement with BNY, the Funds were allowed to lend their securities to certain approved brokers, dealers and other financial institutions. The income earned by each Fund from securities lending is included on the Statements of operations. At September 30, 2005, the Funds did not participate in a securities lending program.

Note 10.  Other related party transactions

During the six months ended September 30, 2005, the Columbia Global Value Fund used Bank of America Securities, a wholly-owned subsidiary of BOA, as a broker. Total commissions paid to Bank of America Securities during the period were $6,316.

Note 11.  Disclosure of significant risks and contingencies

Foreign securities: There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings:  On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under

44

Notes to financial statements (continued)  September 30, 2005 (unaudited)

development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against the Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Trust has filed a motion to dismiss that is pending. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the six months ended September 30, 2005, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Fund	Non-Recurring Costs
Columbia International Value Fund	$670,145
Columbia Multi-Advisor International Equity Fund	250,084

45

Columbia Funds Master Investment Trust

Columbia International Value Master Portfolio

  September 30, 2005 (unaudited)

The following pages should be read in conjunction with Columbia International Value Fund's semiannual report.

46

Columbia Funds Master Investment Trust

Columbia International Value Master Portfolio

Investment Portfolio  September 30, 2005 (unaudited)

Shares		Value ($)
	Common stocks - 97.7%
	Consumer discretionary - 12.0%
	Automobiles - 4.3%
1,113,800	DaimlerChrysler AG, Registered Shares	59,148,921
423,162	Regie National Usines Renault	40,121,409
1,355,200	Volkswagen AG	83,494,167
		182,764,497
	Hotels, restaurants & leisure - 0.5%
5,820,000	Compass Group PLC	21,179,624
	Household durables - 3.4%
2,809,310	Matsushita Electric Industrial Co., Ltd., ADR	48,067,294
2,977,100	Sony Corp.	98,341,151
		146,408,445
	Leisure equipment & products - 1.1%
1,434,905	Fuji Photo Film Co., Ltd.	47,447,719
	Media - 0.8%
17,026,100	ITV PLC	33,936,978
	Multiline retail - 1.9%
366,400	Marks & Spencer Group PLC	2,429,507
2,009,480	Marks & Spencer Group PLC, ADR	79,273,986
		81,703,493
	Consumer staples - 15.5%
	Beverages - 0.9%
949,690	InBev NV	37,595,988
	Food & staples retailing - 4.7%
298,700	Carrefour SA	13,761,778
7,383,700	Koninklijke Ahold NV(a)	55,991,707
4,922,466	Koninklijke Ahold NV(a)(b)	37,327,798
30,037,565	Wm. Morrison Supermarkets PLC	94,251,490
		201,332,773
	Food products - 8.0%
579,000	Nestle SA, Registered Shares	169,680,411
1,193,868	Unilever NV	84,948,611
8,125,500	Unilever PLC	84,944,446
		339,573,468
	Tobacco - 1.9%
5,266	Japan Tobacco, Inc.	83,101,962
	Financials - 24.1%
	Commercial banks - 15.8%
3,155,929	ABN AMRO Holding NV	75,742,296
12,116,186	Banca Intesa S.p.A.	56,490,671
1,844,533	Banco Bilboa Vizcaya Argentaria SA, ADR	32,353,109

Shares		Value ($)
	Commercial banks - (continued)
2,622,400	Banco Santander Central Hispano SA	34,482,661
2,113,340	Bayerische Hypo-und Vereinsbank AG(a)	59,579,416
845,840	Bayerische Hypo-und Vereinsbank AG(a)(b)	23,845,975
2,203,856	Commerzbank AG	60,165,678
263,453	DBS Group Holdings Ltd., ADR	9,774,106
8,994,000	DBS Group Holdings Ltd., ADR(a)(b)	84,110,989
7,971,641	Mitsubishi Tokyo Financial Group, Inc., ADR	103,870,482
13,094,400	Overseas Chinese Banking Corp.	48,386,458
2,986	Sumitomo Mitsui Financial Group, Inc.	28,334,259
6,194,958	Sumitomo Mitsui Financial Group, Inc., ADR	57,303,362
		674,439,462
	Diversified financial services - 1.2%
711,023	ING Groep NV	21,203,526
1,742,900	Jardine Matheson Holdings Ltd., ADR	29,803,590
		51,007,116
	Insurance - 6.8%
4,636,634	Aegon NV	68,903,297
2,725	Millea Holdings, Inc.	44,022,897
3,200,000	Mitsui Sumitomo Insurance Co., Ltd.	36,931,062
22,958,200	Royal & Sun Alliance Insurance Group	39,292,937
22,958,200	Royal & Sun Alliance Insurance Group(b)	39,292,937
3,479,619	Zurich Financial Services AG, ADR(a)	59,153,523
		287,596,653
	Thrifts & mortgage finance - 0.3%
253,261	Hypo Real Estate Holding AG, ADR	12,885,489
	Health care - 7.7%
	Pharmaceuticals - 7.7%
3,892,848	Daiichi Sankyo Co., Ltd.(a)	79,673,165
4,051,300	GlaxoSmithKline PLC	103,152,234
1,125,000	Ono Pharmaceutical Co., Ltd.	52,534,031
715,186	Sanofi-Aventis	59,182,921
556,100	Schering AG	35,219,483
26,000	Taisho Pharmaceutical Co., Ltd.	469,019
		330,230,853
	Industrials - 5.6%
	Aerospace & defense - 1.3%
915,930	BAE Systems PLC, ADR	22,119,709
13,599,000	Bombardier, Inc., Class B	33,611,032
		55,730,741

See Accompanying Notes to Financial Statements.

47

Columbia Funds Master Investment Trust

Columbia International Value Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Shares		Value ($)
	Commercial services & supplies - 0.6%
1,509,000	Dai Nippon Printing Co., Ltd.	24,318,754
	Machinery - 3.7%
1,226,400	Heidelberger Druckmaschinen AG(b)	42,061,733
23,160,268	Invensys PLC(a)(b)	5,918,020
18,541,415	Invensys PLC, ADR(a)	8,714,466
28,554,000	Mitsubishi Heavy Industries, Ltd.	101,670,231
		158,364,450
	Information technology - 4.7%
	Communications equipment - 2.4%
1,894,200	Alcatel SA(a)	25,291,214
3,835,200	Alcatel SA, ADR(a)	51,468,384
7,415,700	Nortel Networks Corp.(a)	24,175,182
		100,934,780
	Electronic equipment & instruments - 1.8%
1,199,825	Hitachi Ltd., ADR	76,056,907
	Semiconductors & semiconductor equipment - 0.5%
1,321,200	STMicroelectronics NV	22,776,300
	Materials - 3.2%
	Chemicals - 2.6%
1,040,500	Akzo Nobel NV	45,395,901
970,000	Akzo Nobel NV, ADR	42,340,500
1,159,620	Imperial Chemical Industries PLC, ADR	24,491,174
		112,227,575
	Metals & mining - 0.6%
2,813,700	Corus Group PLC, ADR	25,942,314
	Telecommunication services - 19.7%
	Diversified telecommunication services - 19.6%
241,760	Brasil Telecom Participacoes SA, ADR	10,282,053
1,152,030	BT Group PLC, ADR	45,666,469
2,878,864	Compania Anonima Nacional Telefonos de Venezuela, ADR(c)	40,390,462
2,827,200	Contax Participacoes SA, ADR(a)	1,756,257
6,010,800	Deutsche Telekom AG, ADR	109,636,992
2,914,300	KT Corp., ADR	65,571,750
2,571,180	Nippon Telegraph & Telephone Corp., ADR	63,816,687
8,194,176	Portugal Telecom SGPS SA, ADR	74,567,001

Shares		Value ($)
	Diversified telecommunication services - (continued)
2,291,700	Swisscom AG, ADR	75,121,926
2,164,000	Tele Norte Leste Participacoes SA, ADR	35,770,920
1,524,800	Telecom Corp. of New Zealand, ADR	51,233,280
1,649,181	Telecom Italia S.p.A., ADR	53,763,301
663,200	Telecomunicacoes Brasileiras SA, ADR	21,494,312
2,382,881	Telefonica SA, ADR	117,523,691
3,237,840	Telefonos de Mexico SA de CV, ADR, Class L	68,868,857
		835,463,958
	Wireless telecommunciation services - 0.1%
98,437	Tele Centro Oeste Celular Participacoes SA, ADR	891,839
7,626	Tele Leste Celular Participacoes SA, ADR(a)	50,637
92,996	Telesp Celular Participacoes SA, ADR(a)	363,614
61,418	Tim Participacoes SA, ADR	1,141,147
		2,447,237
	Utilities - 5.2%
	Electric utilities - 5.2%
11,414,270	Centrais Electricas Brasileiras SA, ADR	114,494,259
6,114,300	Korea Electric Power Corp., ADR	108,284,253
		222,778,512
	Total common stocks (Cost of $3,408,412,702)	4,168,246,048
Par ($)
	Short-term obligation - 1.0%
42,721,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 12/15/08, market value of $43,576,400 (repurchase proceeds $42,732,214)	42,721,000
	Total short-term obligation (Cost of $42,721,000)	42,721,000
Total investments (Cost of $3,451,133,702)(d)	98.7%	4,210,967,048
Other assets & liabilities, net	1.3%	53,750,508
Net assets	100.0%	4,264,717,556

See Accompanying Notes to Financial Statements.

48

Columbia Funds Master Investment Trust

Columbia International Value Master Portfolio

Investment Portfolio (continued)  September 30, 2005 (unaudited)

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which did not include any illiquid securities, amounted to $232,557,452, which represents 5.5% of net assets.

(c)  Investments in affiliates for the six months ended September 30, 2005:

  Security Name: Compania Anonima Nacional Telefonos de Venezuela, ADR

Shares at 03/31/05:	2,878,864
Shares purchased:	-
Shares sold:	-
Shares at 09/30/05:	2,878,864
Net realized gain/loss:	$-
Dividend income earned :	$4,556,119
Value at end of period:	$40,390,462

(d)  Cost for federal income tax purposes is $3,451,133,702.

The Master Portfolio invested in the following countries at September 30, 2005:

Summary of Securities by Country	Value	% of Total Investments
Japan	$945,958,982	22.5%
United Kingdom	630,606,291	15.0
Germany	486,037,854	11.5
Netherlands	454,629,936	10.8
Switzerland	303,955,860	7.2
France	189,825,706	4.5
Brazil	186,245,038	4.4
Spain	184,359,461	4.4
South Korea	173,856,003	4.1
Singapore	172,075,143	4.1
Italy	110,253,972	2.6
Portugal	74,567,001	1.8
Mexico	68,868,857	1.6
Canada	57,786,214	1.4
New Zealand	51,233,280	1.2
United States*	42,721,000	1.0
Venezuela	40,390,462	1.0
Belgium	37,595,988	0.9
	$4,210,967,048	100.0%

*  Includes short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

49

Columbia Funds Master Investment Trust

Statement of assets and liabilities  September 30, 2005 (unaudited)

International Value Master Portfolio ($)
Assets:
Unaffiliated investments, at identified cost	3,406,710,596
Affiliated investments, at identified cost	44,423,106
Total investments, at identified cost	3,451,133,702
Unaffiliated investments, at value	4,170,576,586
Affiliated investments, at value	40,390,462
Total investments, at value	4,210,967,048
Cash	279
Foreign currency (cost of $686,847)	680,740
Receivable for:
Investments sold	43,183,501
Interest	3,066
Dividends	11,302,657
Foreign tax reclaim	1,337,039
Other assets	24,289
Total assets	4,267,498,619
Liabilities:
Payable for:
Investment advisory fee	2,507,187
Administration fee	171,262
Trustees' fees	41,498
Custody fee	61,116
Total liabilities	2,781,063
Net assets	4,264,717,556

See Accompanying Notes to Financial Statements.

50

Columbia Funds Master Investment Trust

Statement of operations

For the six months ended September 30, 2005 (unaudited)

International Value Master Portfolio ($)
Net investment income Income
Dividends (Net of foreign withholding taxes of $9,308,277)	77,494,520
Dividends from affiliates	5,085,144
Interest	154,313
Securities lending	802,358
Total income	83,536,335
Expenses
Investment advisory fee	15,063,790
Administration fee	1,030,214
Trustees' fees	8,478
Custody fee	316,221
Other expenses	87,953
Total operating expenses	16,506,656
Interest expense	11,925
Total expenses	16,518,581
Custody earnings credit	(6,254)
Net expenses	16,512,327
Net investment income	67,024,008
Net realized and unrealized gain (loss) on investments and foreign currency
Net realized gain (loss) on:
Investments	199,878,764
Foreign currency transactions	(672,165)
Net realized gain	199,206,599
Net change in unrealized appreciation (depreciation) on:
Investments	61,967,693
Foreign currency translations	(124,637)
Net change in unrealized appreciation (depreciation)	61,843,056
Net gain	261,049,655
Net increase resulting from operations	328,073,663

See Accompanying Notes to Financial Statements.

51

Columbia Funds Master Investment Trust

Statement of changes in net assets

	International Value Master Portfolio
	(unaudited) Six months ended September 30, 2005 ($)	Year ended March 31, 2005 ($)
Increase (decrease) in net assets
Operations
Net investment income	67,024,008	64,345,616
Net realized gain on investments and foreign currency transactions	199,206,599	357,765,195
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	61,843,056	120,463,709
Net increase resulting from operations	328,073,663	542,574,520
Contributions	161,493,234	242,589,000
Withdrawals	(509,097,341)	(604,410,000)
Net increase (decrease) in net assets	(19,530,444)	180,753,520
Net assets
Beginning of period	4,284,248,000	4,103,494,480
End of period	4,264,717,556	4,284,248,000

See Accompanying Notes to Financial Statements.

52

Financial highlights

									Without waivers and/or expense reimbursements
	Total return		Ratio of operating expenses to average net assets(a)		Ratio of net investment income/(loss) to average net assets		Portfolio turnover rate		Ratio of operating expenses to average net assets(a)
International Value Master Portfolio:
Six months ended 9/30/05 (unaudited)	8.62	%(b)	0.80	%(c)(d)	3.25	%(c)	7	%(b)	0.80	%(c)
Year ended 3/31/2005	13.85		0.86		1.57		21		0.91
Year ended 3/31/2004	79.88		0.90	(d)	1.34		15		0.96
Year ended 3/31/2003	(28.54)		0.90	(d)	1.45		25		0.96
Year ended 3/31/2002	0.08		0.93	(d)	1.61		19		0.96
Year ended 3/31/2001	-	(e)	0.87	(d)	2.16		14		0.97

(a)  The effect of the custodial expense offset (see Note 3) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)  Not annualized.

(c)  Annualized.

(d)  The effect of interest expense on the operating expense ratio was less than 0.01%.

(e)  Total return not required for period indicated.

See Accompanying Notes to Financial Statements.

53

Columbia Funds Master Investment Trust

Notes to financial statements  September 30, 2005 (unaudited)

Note 1.  Organization

Columbia Funds Master Investment Trust (the "Master Trust"), formerly Nations Master Investment Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains only to the Columbia International Value Master Portfolio (the "Master Portfolio"), formerly Nations International Value Master Portfolio.

The following investors were invested in the Master Portfolio at September 30, 2005:

Columbia International Value Fund	87.1%
Nations International Value Fund (Offshore)	1.3
Banc of America Capital Management Funds I, LLC - International Value Fund	11.6

On September 23, 2005, Nations Master Investment Trust was renamed Columbia Funds Master Investment Trust. Also on that date, Nations International Value Master Portfolio and the Nations International Value Fund were renamed Columbia International Value Master Portfolio and Columbia International Value Fund, respectively.

Note 2.  Significant accounting policies

Use of estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolio in the preparation of its financial statements.

Security valuation: Securities traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are generally valued at the NASDAQ official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Restricted securities, securities for which market quotations are not readily available and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. An independent fair value pricing service assists in the fair valuation process for funds that primarily invest in international securities. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase agreements: The Master Portfolio may engage in repurchase agreement transactions with institutions that the Master Portfolio's investment advisor has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Foreign currency transactions: The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. London time by a pricing service. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the

54

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Income recognition: Interest income is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged directly to the Master Portfolio.

Federal income tax status: The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest.

Indemnification: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents, the Trustees and Officers of the Master Trust are indemnified against certain liabilities that may arise out of their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3.  Federal tax information

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Master Portfolio	$1,008,329,763	$(248,496,417)	$759,833,346

Note 4.  Fees and compensation paid to affiliates

Investment advisory fee: Columbia Management Advisors, LLC ("Columbia") is the investment advisor to the Master Portfolio. Prior to September 30, 2005, Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A., which in turn is a wholly-owned banking subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Master Portfolio, under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc., a wholly-owned subsidiary of BOA, merged into BACAP. At that time, the combined investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives an investment advisory fee, calculated daily and payable monthly, based on the average daily net assets of the Master Portfolio at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.85%
$500 million to $1 billion	0.80%
$1 billion to $1.5 billion	0.75%
$1.5 billion to $3 billion	0.70%
$3 billion to $6 billion	0.68%
Over $6 billion	0.66%

55

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

For the six months ended September 30, 2005, the annualized effective investment advisory fee rate for the Master Portfolio was 0.73%.

Sub-advisory fee: Brandes Investment Partners, LLC ("Brandes") has been retained by Columbia as sub-advisor to the Master Portfolio. As the sub-advisor, Brandes is responsible for daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. Columbia, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee at the annual rate of 0.50% of the Master Portfolio's average daily net assets.

Administration fee: Columbia provides administrative and other services to the Master Portfolio. State Street Bank and Trust Company serves as the sub-administrator to the Master Portfolio. Prior to August 22, 2005, BACAP Distributors, LLC, a wholly-owned subsidiary of BOA, served as the administrator to the Master Portfolio under the same fee structure and Bank of New York ("BNY") served as the sub-administrator to the Master Portfolio. On August 22, 2005, BACAP Distributors, LLC merged into Columbia Funds Distributor, Inc., an affiliate of BACAP and a wholly-owned subsidiary of BOA. Columbia Funds Distributor, Inc., was then renamed Columbia Management Distributors, Inc.

Under the administration agreement, Columbia is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.05% of the Master Portfolio's average daily net assets.

Expense limits and fee reimbursements: Columbia has voluntarily agreed to limit total annual operating expenses to 0.90% of the Master Portfolio's average daily net assets. There is no guarantee that this limitation will continue.

Fees paid to officers and trustees: With the exception of one officer, all officers of the Master Portfolio are employees of Columbia or its affiliates and receive no compensation from the Master Portfolio.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves), a portfolio of Columbia Funds Trust, another registered investment company advised by Columbia. The expense for the deferred compensation plan is included in "Trustees' fees" on the Statements of operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of assets and liabilities.

Custody credits: The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other: Prior to the appointment of State Street as sub-administrator to the Master Portfolio, the Master Portfolio made daily investments of cash balances in Columbia Cash Reserves (formerly Nations Cash Reserves), pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Master Portfolio from such investments is included in "Dividends from affiliates'' on the Statement of operations. BACAP and BACAP Distributors earned advisory and administration fees on the investments made in the Columbia Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Master Portfolio. For the six months ended September 30, 2005, BACAP and BACAP Distributors earned the following fees related to investments in affiliated funds:

	Advisory Fees (Earned by BACAP)	Administration Fees (Earned by BACAP Distributors)
Master Portfolio	$17,656	$8,828

Note 5.  Portfolio information

The aggregate cost of purchases and proceeds from sales of securities excluding short-term obligations, for the six months ended September 30, 2005 were $330,754,797 and $679,616,519, respectively.

56

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

Note 6.  Line of credit

The Master Trust and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. The agreement is renewable on an annual basis. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating master portfolio based on its borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan. A one-time structuring fee of $30,000 is apportioned and accrued among each participating master portfolio based on the average net assets of the participating funds. The structuring fee is included in "Other expenses" on the Statement of operations. In addition, if the uncommitted line of credit is extended for an additional period, an annual administration fee of $15,000 will be charged and apportioned among each participating master portfolio.

Prior to August 22, 2005, the Master Trust participated with other affiliated funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement were taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings was payable at a specified Federal Funds Rate plus 0.50% on an annualized basis. Each participating master portfolio maintained a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

During the six months ended September 30, 2005, borrowings by the Master Portfolio were as follows:

	Average Amount Outstanding*	Average Interest Rate
Master Portfolio	$452,344	3.50%

*  The average amount outstanding was calculated based on daily balances in the period.

Note 7.  Securities lending

Under an agreement with BNY, the Master Portfolio was allowed to lend its securities to certain approved brokers, dealers and other financial institutions. The income earned by the Master Portfolio from securities lending is included on the Statement of operations. At September 30, 2005, the Master Portfolio did not participate in a securities lending program.

Note 8.  Disclosure of significant risks and contingencies

Foreign securities: There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws and restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Legal Proceedings:  On February 9, 2005, BACAP (which has since been renamed Columbia Management Advisors, LLC) ("Columbia") and BACAP Distributors (which has since merged into Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, Columbia and its affiliate, Banc of America Securities, LLC ("BAS") have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other

57

Columbia Funds Master Investment Trust

Notes to financial statements (continued)  September 30, 2005 (unaudited)

policies and procedures. The NYAG Settlement also requires, among other things, the Columbia Group to reduce Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. The Columbia Group is currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and Independent Trustees and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Columbia Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly Nations Funds Trust) (the "Trust"), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including Columbia and the Distributor (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints.

One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names the Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Trust against BAC and others that asserts claims under federal securities laws and state common law. The Trust is a nominal defendant in this action. The MDL is ongoing. The Master Portfolios are not currently named as defendants in the MDL. The Master Portfolios can not predict if they will be added as parties to the MDL, and if they are added, whether the litigation will have any impact on them.

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IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia International/Global Stock Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the funds use to determine how to vote proxies and a copy of the funds' voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the funds voted proxies relating to portfolio securities is also available from the funds' website.

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A. merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

61

COLUMBIA FUNDS

Growth Funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Columbia Tax-Managed Growth Fund

Core Funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value Funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor

Asset Allocation/ Hybrid Funds

Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/ International funds

Columbia Acorn International

Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond Funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond

Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds

Columbia California Tax-Exempt Fund

Columbia CA Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia CT Intermediate Municipal Bond Fund

Columbia FL Intermediate Municipal Bond Fund

Columbia GA Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia MA Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia MD Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia NC Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia NJ Intermediate Municipal Bond Fund

Columbia NY Intermediate Municipal Bond Fund

Columbia OR Intermediate Municipal Bond Fund

Columbia RI Intermediate Municipal Bond Fund

Columbia SC Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia TX Intermediate Municipal Bond Fund

Columbia VA Intermediate Municipal Bond Fund

Money Market Funds

Columbia Cash Reserves

Columbia CA Tax-Exempt Reserves

Columbia Government Reserves

Columbia Government Plus Reserves

Columbia MA Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia NY Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

SHC-44/91118-0905 (11/05) 05/8508

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.  During, and subsequent to, the registrant’s second fiscal quarter of the period covered by this report, the registrant entered into arrangements with new service providers that perform certain administrative, fund accounting, custody, transfer agency and recordkeeping services that relate to financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 28, 2005